TABLE OF CONTENTS

SEPARATE ACCOUNT A

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-6
Statements of Operations	SA-26
Statements of Changes in Net Assets	SA-39
Financial Highlights	SA-78
Notes to Financial Statements	SA-95
Report of Independent Registered Public Accounting Firm	SA-105

SEPARATE ACCOUNT A

INVESTMENTS

DECEMBER 31, 2022

Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2022; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2022, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	3,207,460	$35,593,228	$7,792,779	$6,578,629
Diversified Bond Class I *	18,665,122	181,361,076	21,017,214	38,238,115
Floating Rate Income Class I *	12,139,125	164,833,926	68,270,647	53,829,082
Floating Rate Income Class P *	78,520	1,086,677	712,461	436,695
High Yield Bond Class I *	13,937,646	123,575,629	19,328,882	47,752,865
Inflation Managed Class I *	14,510,293	168,894,834	23,558,905	44,157,552
Intermediate Bond Class I *	907,694	7,883,776	7,853,709	564,288
Managed Bond Class I *	23,095,387	293,081,321	17,875,753	64,375,705
Short Duration Bond Class I *	30,378,531	310,343,731	46,063,705	87,977,981
Emerging Markets Debt Class I *	1,133,771	12,529,287	1,278,234	4,469,663
Dividend Growth Class I *	12,645,685	417,475,598	42,708,507	59,607,348
Equity Index Class I *	13,348,717	1,298,654,410	136,342,334	170,441,586
Focused Growth Class I *	4,018,065	167,696,395	24,685,908	35,772,572
Growth Class I *	6,616,192	295,380,175	46,651,783	64,954,454
Hedged Equity Class I *	12,548,758	121,719,147	104,461,503	15,729,143
Hedged Equity Class P *	158,301	1,540,620	1,468,742	32,672
Large-Cap Core Class I *	4,165,880	227,082,192	12,759,708	39,840,886
Large-Cap Growth Class I *	12,737,328	194,885,971	24,025,261	35,246,247
Large-Cap Value Class I *	7,461,952	239,656,982	40,178,967	39,477,729
Mid-Cap Equity Class I *	7,492,643	211,890,583	22,471,455	30,484,008
Mid-Cap Growth Class I *	11,159,950	247,778,314	32,829,963	39,990,088
Mid-Cap Value Class I *	3,990,419	101,435,500	15,998,534	26,124,471
Small-Cap Equity Class I *	2,215,570	58,278,852	8,765,280	15,005,166
Small-Cap Growth Class I *	4,808,829	112,682,170	23,665,163	17,190,649
Small-Cap Index Class I *	8,025,711	223,771,258	27,768,597	39,641,044
Small-Cap Value Class I *	4,234,109	108,565,074	13,202,690	27,683,467
Value Class I *	9,114,234	177,382,616	26,486,017	35,702,847
Value Advantage Class I *	3,827,437	89,633,794	33,510,697	17,105,640
Emerging Markets Class I *	8,497,240	140,558,833	21,463,284	17,874,769
International Growth Class I *	201,860	1,570,360	1,553,401	313,309
International Large-Cap Class I *	20,528,804	239,860,742	16,032,239	27,104,611
International Small-Cap Class I *	3,100,322	34,140,924	2,833,903	4,978,729
International Value Class I *	7,925,400	111,615,378	13,415,631	20,305,263
Health Sciences Class I *	4,756,638	290,029,923	19,000,841	51,083,482
Real Estate Class I *	3,523,530	104,645,358	8,733,200	26,508,707
Technology Class I *	13,930,466	147,239,438	34,630,338	33,951,643
ESG Diversified Class I *	956,570	8,537,218	5,301,179	521,846
ESG Diversified Class P *	51,142	457,964	467,699	284
ESG Diversified Growth Class I *	98,772	817,932	804,953	135,406
ESG Diversified Growth Class P *	2,482	20,588	19,827	46
PSF Avantis Balanced Allocation Class D *	20,718,315	298,043,025	30,560,212	45,206,867
PSF Avantis Balanced Allocation Class P *	123,160	1,786,035	551,639	145,512
Pacific Dynamix - Conservative Growth Class I *	25,198,493	447,594,685	31,591,240	76,292,250
Pacific Dynamix - Conservative Growth Class P *	90,184	1,612,112	1,711,098	24,279
Pacific Dynamix - Moderate Growth Class I *	91,126,327	2,142,080,679	106,820,414	245,762,252
Pacific Dynamix - Moderate Growth Class P *	23,208	549,068	412,011	9,815
Pacific Dynamix - Growth Class I *	52,835,686	1,451,738,886	234,830,131	100,660,413
Pacific Dynamix - Growth Class P *	29,672	820,502	756,766	61,499
Portfolio Optimization Conservative Class I *	79,380,535	1,049,683,974	135,410,763	262,515,603
Portfolio Optimization Moderate-Conservative Class I *	97,460,553	1,475,089,156	39,408,836	275,907,161
Portfolio Optimization Moderate Class I *	377,120,663	6,383,973,258	49,048,715	968,182,011
Portfolio Optimization Growth Class I *	306,611,421	5,762,247,774	33,894,935	758,116,493
Portfolio Optimization Aggressive-Growth Class I *	63,197,274	1,245,648,547	16,927,390	159,774,460

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2022

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Invesco Oppenheimer V.I. International Growth Series I	8,319	$13,976	$2,751	$142
Invesco Oppenheimer V.I. International Growth Series II	9,523,903	16,952,547	6,101,175	2,938,457
Invesco® V.I. American Value Series I	2,703	42,440	47,529	585
Invesco® V.I. Balanced-Risk Allocation Series I	14,718	119,803	120,964	973
Invesco® V.I. Balanced-Risk Allocation Series II	37,053,551	295,316,805	114,768,640	49,717,048
Invesco® V.I. Discovery Mid Cap Growth Series I	1,568	87,065	97,810	3,606
Invesco® V.I. Equity and Income Series II	3,369,136	54,007,250	17,399,223	10,495,818
Invesco® V.I. Global Real Estate Series II	629,368	8,005,555	2,376,406	1,887,368
Invesco® V.I. Global Series II	582,384	17,646,231	6,113,667	3,561,678
Invesco® V.I. Main Street Small Cap Fund® Series I	32,294	745,336	901,156	168,611
Invesco® V.I. Nasdaq 100 Buffer - September Series I *	9,562	80,034	94,325	1,707
Invesco® V.I. Nasdaq 100 Buffer - September Series II *	257,303	2,148,477	2,843,494	920,071
Invesco® V.I. Nasdaq 100 Buffer - December Series I *	1,550	11,734	13,456	46
Invesco® V.I. Nasdaq 100 Buffer - December Series II *	344,811	2,603,325	3,589,109	417,113
Invesco® V.I. Nasdaq 100 Buffer - March Series I *	1,511	12,343	13,194	33
Invesco® V.I. Nasdaq 100 Buffer - March Series II *	140,970	1,150,316	1,353,211	82,679
Invesco® V.I. Nasdaq 100 Buffer - June Series II *	312,713	3,055,207	3,312,753	114,318
Invesco® V.I. S&P 500 Buffer - September Series I	41,415	383,915	401,390	19,270
Invesco® V.I. S&P 500 Buffer - September Series II	1,352,471	12,496,833	18,440,544	9,940,028
Invesco® V.I. S&P 500 Buffer - December Series II *	926,105	8,251,594	9,810,777	829,627
Invesco® V.I. S&P 500 Buffer - March Series II *	1,004,692	9,223,073	10,362,731	418,027
Invesco® V.I. S&P 500 Buffer - June Series II	817,210	8,302,851	8,532,034	184,225
Invesco® V.I. Technology Series I	41,409	521,337	887,727	227,258
American Century VP Mid Cap Value Class I	8,240	174,269	172,265	403
American Century VP Mid Cap Value Class II	4,751,202	100,582,939	37,180,584	21,286,313
American Funds IS American High-Income Trust Class 4	4,906,600	45,386,050	17,209,156	14,409,004
American Funds IS Asset Allocation Class 1	126,835	2,815,739	2,089,573	542,745
American Funds IS Asset Allocation Class 4	153,142,131	3,329,309,930	582,764,937	356,223,687
American Funds IS Capital Income Builder® Class 1	74,056	813,873	373,682	46,136
American Funds IS Capital Income Builder® Class 4	10,753,651	117,860,020	16,344,240	15,038,827
American Funds IS Capital World Bond Class 1	15,205	145,206	172,754	11,528
American Funds IS Capital World Bond Class 4	2,297,758	21,438,082	4,050,313	3,259,487
American Funds IS Capital World Growth and Income Class 1	11,358	132,544	110,153	970
American Funds IS Capital World Growth and Income Class 4	5,586,942	63,411,795	24,418,939	9,318,265
American Funds IS Global Balanced Class 4	5,501,934	67,783,829	5,087,815	11,321,136
American Funds IS Global Growth Class 1	11,395	343,899	214,551	7,402
American Funds IS Global Growth Class 4	4,899,063	144,571,353	38,228,813	20,079,522
American Funds IS Global Small Capitalization Class 4	2,545,574	38,896,373	22,181,129	3,859,540
American Funds IS Growth Class 1	25,960	1,980,468	2,513,712	564,840
American Funds IS Growth Class 4	7,500,064	552,304,721	164,777,293	82,821,329
American Funds IS Growth-Income Class 1	33,784	1,696,302	1,634,899	78,792
American Funds IS Growth-Income Class 4	8,430,049	410,711,974	81,173,895	54,831,920
American Funds IS International Class 1	24,330	372,498	371,619	2,697
American Funds IS International Class 4	5,677,415	85,104,452	23,536,475	9,462,124
American Funds IS International Growth and Income Class 1	35,201	314,693	266,628	4,432
American Funds IS International Growth and Income Class 4	6,066,414	51,928,503	33,114,443	7,317,677
American Funds IS Managed Risk Asset Allocation Class P1	23,242	288,901	292,680	8,768
American Funds IS Managed Risk Asset Allocation Class P2	13,754,289	166,289,356	33,053,876	23,823,978
American Funds IS New World Fund® Class 1	41,107	916,682	854,639	98,010
American Funds IS New World Fund® Class 4	2,952,423	64,480,917	16,214,633	8,260,985
American Funds IS The Bond Fund of America Class 1	321,797	3,028,110	3,421,978	183,009
American Funds IS The Bond Fund of America Class 4	14,391,590	132,834,371	24,927,079	19,565,295
American Funds IS U.S. Government Securities Class 1	76,940	768,635	914,263	159,092
American Funds IS U.S. Government Securities Class 4	5,979,700	58,959,841	22,377,162	30,957,875
American Funds IS Washington Mutual Investors Class 1	60,125	762,988	781,149	111,335
American Funds IS Washington Mutual Investors Class 4	16,214,076	200,081,703	85,703,243	26,934,460
BlackRock® 60/40 Target Allocation ETF V.I. Class I	16,291,912	190,452,457	56,420,920	19,862,904

See Notes to Financial Statements	SA-2	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2022

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
BlackRock® Capital Appreciation V.I. Class III	5,414,923	$31,189,955	$8,446,468	$2,175,228
BlackRock® Equity Dividend V.I. Class I	75,718	768,538	792,922	300,965
BlackRock® Global Allocation V.I. Class I	71,997	1,063,393	1,103,349	13,765
BlackRock® Global Allocation V.I. Class III	100,439,277	1,192,214,218	55,221,990	180,769,102
BlackRock® High Yield V.I. Class I	93,897	605,635	718,490	243,577
BlackRock® S&P 500 Index V.I. Class I	37,340	921,553	1,188,433	355,537
BlackRock® Small Cap Index V.I. Class I	347,875	3,506,583	3,629,097	124,134
BlackRock® Total Return V.I. Class I	108,078	1,086,183	1,066,667	3,041
Delaware Ivy VIP Asset Strategy Class II	2,453,000	19,256,046	8,336,419	4,362,076
Delaware Ivy VIP Energy Class II	12,285,519	62,287,580	56,989,810	50,214,819
DFA VA Equity Allocation Institutional Class	12,169	149,928	59,140	16,942
DFA VA Global Bond Institutional Class	42,248	406,428	226,005	124,394
DFA VA Global Moderate Allocation Institutional Class	26,967	367,834	233,842	12,018
DFA VA International Small Institutional Class	30,960	332,816	204,739	11,247
DFA VA International Value Institutional Class	111,624	1,366,275	758,267	91,549
DFA VA Short-Term Fixed Institutional Class	243,348	2,416,441	2,478,178	464,263
DFA VA US Large Value Institutional Class	93,176	2,835,346	2,698,822	195,686
DFA VA US Targeted Value Institutional Class	46,069	946,259	653,662	147,221
Fidelity® VIP Consumer Discretionary Initial Class *	160	3,776	3,733	-
Fidelity® VIP Contrafund® Initial Class	9,836	372,599	361,946	24,903
Fidelity® VIP Contrafund® Service Class 2	7,552,532	275,969,504	55,272,339	45,255,353
Fidelity® VIP Emerging Markets Initial Class	57,933	571,802	559,148	82,486
Fidelity® VIP Energy Initial Class	28,674	721,447	765,135	226,027
Fidelity® VIP Extended Market Index Initial Class	123,005	1,380,120	1,009,376	134,751
Fidelity® VIP FundsManager® 60% Investor Class	606,011	5,266,237	5,356,804	431
Fidelity® VIP FundsManager® 60% Service Class 2	43,025,716	372,172,439	111,754,293	34,178,503
Fidelity® VIP Government Money Market Initial Class	15,847,110	15,847,110	33,689,151	18,265,029
Fidelity® VIP Government Money Market Service Class	502,230,425	502,230,425	446,748,376	335,301,209
Fidelity® VIP Growth Opportunities Initial Class	8,518	349,503	387,022	13,507
Fidelity® VIP Index 500 Initial Class	7,986	2,993,109	3,707,714	597,262
Fidelity® VIP Investment Grade Bond Initial Class	115,802	1,250,664	1,265,346	6,674
Fidelity® VIP Strategic Income Service Class 2	8,185,143	81,032,912	14,203,343	18,189,668
Fidelity® VIP Value Strategies Initial Class	42,220	607,118	515,034	22,074
First Trust Dorsey Wright Tactical Core Class I	3,188,238	33,444,620	9,837,311	12,543,683
First Trust Multi Income Allocation Class I	1,598,874	17,795,470	3,305,161	4,289,676
First Trust/Dow Jones Dividend & Income Allocation Class I	47,606,101	593,648,079	133,184,454	70,753,015
Franklin Allocation VIP Class 2	4,865,875	21,458,509	3,131,379	2,279,127
Franklin Allocation VIP Class 4	47,916,473	219,457,446	41,002,659	28,813,492
Franklin Income VIP Class 1	15,724	241,997	266,938	11,446
Franklin Income VIP Class 2	4,115,474	60,620,929	23,935,092	11,774,003
Franklin Mutual Global Discovery VIP Class 2	9,046,788	150,267,145	21,060,572	31,052,139
Franklin Mutual Shares VIP Class 1	3,485	54,126	63,169	1,475
Franklin Rising Dividends VIP Class 1	30,319	854,382	1,112,825	266,303
Franklin Rising Dividends VIP Class 2	8,197,672	221,583,077	54,175,266	37,586,596
Franklin Small Cap Value VIP Class 1	10,032	133,632	146,312	739
Franklin Small-Mid Cap Growth VIP Class 1	27,474	368,695	372,516	2,659
Franklin Strategic Income VIP Class 1	33,559	305,052	290,010	837
Templeton Foreign VIP Class 1	2,254	28,042	962	879
Templeton Global Bond VIP Class 1 *	8,117	106,734	57,569	5,976
Templeton Global Bond VIP Class 2 *	4,716,899	58,866,895	3,329,840	12,581,791
Goldman Sachs VIT Large Cap Value Institutional Shares	7,004	58,410	63,287	656
Goldman Sachs VIT Mid Cap Value Institutional Shares	13,050	194,315	133,373	1,653
Goldman Sachs VIT Strategic Growth Institutional Shares	11,328	104,214	133,279	959
Goldman Sachs VIT Trends Driven Allocation Institutional Shares	23,439	235,797	306,479	27,802
Janus Henderson Balanced Institutional Shares	57,666	2,309,509	1,158,301	301,098
Janus Henderson Balanced Service Shares	118,647,137	5,038,943,907	763,122,318	344,677,531
Janus Henderson Enterprise Institutional Shares	8,619	599,718	746,774	162,388

See Notes to Financial Statements	SA-3	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2022

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Janus Henderson Flexible Bond Service Shares	2,724,804	$29,945,595	$4,802,036	$7,235,770
JPMorgan Insurance Trust Core Bond Class 1	17,880	172,900	47,953	23,619
JPMorgan Insurance Trust Global Allocation Class 2	684,517	10,664,771	1,973,986	2,049,044
JPMorgan Insurance Trust Income Builder Class 2	1,185,686	11,513,013	1,361,472	2,491,093
JPMorgan Insurance Trust Mid Cap Value Class 1	51,786	540,126	606,200	168,411
JPMorgan Insurance Trust U.S. Equity Class 1	423	13,376	9,941	19,810
ClearBridge Variable Aggressive Growth - Class II	757,300	11,230,759	3,441,161	1,368,154
Western Asset Core Plus VIT Class I	289,363	1,394,731	1,001,309	30,965
Lord Abbett Bond Debenture Class VC	13,353,582	136,206,541	20,752,666	22,598,345
Lord Abbett Total Return Class VC	16,958,527	236,571,455	16,707,352	30,149,443
MFS® International Growth - Initial Class	59,616	795,872	387,018	22,703
MFS® Massachusetts Investors Growth Stock - Service Class	3,543,223	66,825,180	12,841,349	6,480,297
MFS® New Discovery Series - Initial Class	47,333	535,332	410,827	25,416
MFS® Total Return Series - Service Class	19,478,144	427,545,258	97,150,636	63,605,104
MFS® Utilities Series - Initial Class	4,659	169,209	136,603	4,773
MFS® Utilities Series - Service Class	1,933,278	68,766,693	28,000,385	17,603,393
MFS® Value Series - Initial Class	5,752	123,947	117,887	2,452
MFS® Value Series - Service Class	3,634,922	76,442,410	7,938,712	10,462,516
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	464,367	3,807,812	2,505,837	855,158
TOPS® Aggressive Growth ETF Class 1	256	4,222	68,467	53,107
TOPS® Balanced ETF Class 1	15,360	199,061	163,560	2,277
TOPS® Conservative ETF Class 1	26,321	316,110	633,312	304,333
TOPS® Growth ETF Class 1	10,533	172,316	139,350	202,197
TOPS® Managed Risk Growth ETF Class 1	1,557	8,594	13,707	85
TOPS® Moderate Growth ETF Class 1	4,052	53,329	53,990	240
PIMCO All Asset - Advisor Class	510,162	4,469,021	1,701,765	1,208,078
PIMCO CommodityRealReturn® Strategy - Advisor Class	4,524,367	31,715,813	65,227,866	47,537,803
PIMCO Emerging Markets Bond - Institutional Class	28,176	283,167	184,353	20,916
PIMCO Income - Advisor Class	2,075,499	20,111,583	8,738,020	6,446,972
PIMCO Long-Term U.S. Government - Institutional Class	26,465	207,223	234,170	2,778
PIMCO Low Duration - Institutional Class	75,590	716,589	987,983	284,224
PIMCO Total Return - Institutional Class	166,530	1,495,439	1,576,540	138,179
PSF International Growth Class II *	4,870	45,434	-	3,678
PSF Mid-Cap Growth Class II *	1,030	21,312	1,233	1,178
PSF PGIM Jennison Growth Class II *	862	75,093	-	1,351
PSF PGIM Jennison Value Class II *	2,097	89,053	-	5,438
Schwab S&P 500 Index	351,524	19,818,905	17,187,751	2,578,517
Schwab VIT Balanced	4,649,962	57,334,034	7,369,198	11,451,095
Schwab VIT Balanced with Growth	9,034,457	125,849,991	9,379,867	10,729,597
Schwab VIT Growth	8,727,224	136,930,148	14,079,957	15,480,575
State Street Total Return V.I.S. Class 3	20,924,610	273,066,166	12,893,738	52,313,182
T. Rowe Price Blue Chip Growth - I	28,539	882,996	1,087,270	29,569
T. Rowe Price Equity Income - I	10,736	289,975	225,879	20,177
T. Rowe Price Health Sciences - I	7,981	444,847	217,083	18,285
VanEck VIP Global Resources Class S	1,023,819	27,806,919	22,090,083	17,234,349
Vanguard® VIF Balanced	479,877	10,422,930	8,361,983	594,245
Vanguard® VIF Capital Growth	32,644	1,266,897	1,268,208	171,907
Vanguard® VIF Conservative Allocation	144,857	3,295,501	2,719,901	1,395,135
Vanguard® VIF Diversified Value	81,318	1,139,262	604,941	124,728
Vanguard® VIF Equity Income	89,053	2,147,062	3,351,993	1,561,657
Vanguard® VIF Equity Index	41,072	2,084,017	311,032	241,360
Vanguard® VIF Global Bond Index	53,450	953,006	273,691	36,995
Vanguard® VIF Growth	81,320	1,474,332	1,611,353	233,323
Vanguard® VIF High Yield Bond	130,529	907,174	871,445	276,850
Vanguard® VIF International	19,055	429,112	535,883	165,779
Vanguard® VIF Mid-Cap Index	158,952	3,398,383	3,452,525	269,389
Vanguard® VIF Moderate Allocation	513,389	13,681,809	9,688,878	1,013,239

See Notes to Financial Statements	SA-4	See explanation of symbol on page SA-5

SEPARATE ACCOUNT A

INVESTMENTS (Continued)

DECEMBER 31, 2022

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Vanguard® VIF Real Estate Index	113,881	$1,313,050	$1,510,515	$29,325
Vanguard® VIF Short-Term Investment-Grade	405,301	4,020,588	3,446,019	426,202
Vanguard® VIF Total Bond Market Index	736,721	7,602,958	4,461,749	2,250,939
Vanguard® VIF Total International Stock Market Index	376,976	7,181,400	5,197,150	205,907
Vanguard® VIF Total Stock Market Index	170,900	7,229,076	6,656,447	1,567,095

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements	SA-5

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Income	Bond	Managed
	Class I	Class I	Class I	Class P	Class I	Class I
ASSETS
Investments in mutual funds, at value	$35,593,228	$181,361,076	$164,833,926	$1,086,677	$123,575,629	$168,894,834
Receivables:
Due from Pacific Life Insurance Company	106,357	39,535	-	-	-	15,049
Investments sold	-	-	152,960	569	43,498	-
Total Assets	35,699,585	181,400,611	164,986,886	1,087,246	123,619,127	168,909,883
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	160,007	590	40,029	-
Investments purchased	108,029	39,738	-	-	-	9,422
Total Liabilities	108,029	39,738	160,007	590	40,029	9,422
NET ASSETS	$35,591,556	$181,360,873	$164,826,879	$1,086,656	$123,579,098	$168,900,461
NET ASSETS CONSIST OF:
Accumulation units	35,540,010	181,252,245	164,728,797	1,086,656	123,397,800	168,799,538
Contracts in payout (annuitization) period	51,546	108,628	98,082	-	181,298	100,923
NET ASSETS	$35,591,556	$181,360,873	$164,826,879	$1,086,656	$123,579,098	$168,900,461
Units Outstanding	3,478,965	16,208,941	13,808,314	107,305	7,526,318	11,807,580
Accumulation Unit Value	$8.71 - $10.83	$8.07 - $15.43	$9.86 - $13.06	$10.11 - $10.14	$10.08 - $27.79	$9.01 - $23.87
Cost of Investments	$35,346,156	$164,036,060	$142,036,268	$1,080,787	$65,244,219	$144,187,860

	Intermediate	Managed	Short Duration	Emerging	Dividend	Equity
	Bond	Bond	Bond	Markets Debt	Growth	Index
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$7,883,776	$293,081,321	$310,343,731	$12,529,287	$417,475,598	$1,298,654,410
Receivables:
Due from Pacific Life Insurance Company	5,462	-	-	-	-	22,728
Investments sold	-	23,353	355,078	4,332	144,981	-
Total Assets	7,889,238	293,104,674	310,698,809	12,533,619	417,620,579	1,298,677,138
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	18,169	353,698	4,796	140,571	-
Investments purchased	5,738	-	-	-	-	18,750
Total Liabilities	5,738	18,169	353,698	4,796	140,571	18,750
NET ASSETS	$7,883,500	$293,086,505	$310,345,111	$12,528,823	$417,480,008	$1,298,658,388
NET ASSETS CONSIST OF:
Accumulation units	7,883,500	292,721,126	310,281,876	12,520,325	417,086,936	1,298,244,887
Contracts in payout (annuitization) period	-	365,379	63,235	8,498	393,072	413,501
NET ASSETS	$7,883,500	$293,086,505	$310,345,111	$12,528,823	$417,480,008	$1,298,658,388
Units Outstanding	914,805	20,838,582	30,813,210	1,318,192	14,678,660	48,691,993
Accumulation Unit Value	$8.51 - $9.60	$8.54 - $23.89	$9.07 - $12.58	$8.51 - $10.83	$9.93 - $41.20	$9.13 - $65.04
Cost of Investments	$8,193,921	$239,027,657	$278,893,383	$11,069,303	$94,242,139	$445,614,837

See Notes to Financial Statements	SA-6

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Focused		Hedged	Hedged	Large-Cap	Large-Cap
	Growth	Growth	Equity	Equity	Core	Growth
	Class I	Class I	Class I	Class P	Class I	Class I
ASSETS
Investments in mutual funds, at value	$167,696,395	$295,380,175	$121,719,147	$1,540,620	$227,082,192	$194,885,971
Receivables:
Due from Pacific Life Insurance Company	102,870	78,942	-	-	48,159	128,232
Investments sold	-	-	31,703	2,385	-	-
Total Assets	167,799,265	295,459,117	121,750,850	1,543,005	227,130,351	195,014,203
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	34,806	2,406	-	-
Investments purchased	100,629	78,224	-	-	43,212	125,420
Total Liabilities	100,629	78,224	34,806	2,406	43,212	125,420
NET ASSETS	$167,698,636	$295,380,893	$121,716,044	$1,540,599	$227,087,139	$194,888,783
NET ASSETS CONSIST OF:
Accumulation units	167,636,211	294,972,020	121,716,044	1,540,599	226,225,106	194,626,014
Contracts in payout (annuitization) period	62,425	408,873	-	-	862,033	262,769
NET ASSETS	$167,698,636	$295,380,893	$121,716,044	$1,540,599	$227,087,139	$194,888,783
Units Outstanding	5,455,323	7,706,459	12,776,603	162,474	6,807,796	8,517,159
Accumulation Unit Value	$7.27 - $68.57	$7.86 - $74.31	$9.40 - $10.03	$9.48 - $9.48	$9.96 - $47.51	$9.17 - $36.74
Cost of Investments	$24,575,704	$81,275,107	$123,560,558	$1,546,168	$50,779,996	$47,207,475

	Large-Cap	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Value	Equity	Growth	Value	Equity	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$239,656,982	$211,890,583	$247,778,314	$101,435,500	$58,278,852	$112,682,170
Receivables:
Due from Pacific Life Insurance Company	-	-	112,329	-	-	29,001
Investments sold	195,135	83,299	-	66,224	28,411	-
Total Assets	239,852,117	211,973,882	247,890,643	101,501,724	58,307,263	112,711,171
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	191,629	80,606	-	63,902	28,460	-
Investments purchased	-	-	109,749	-	-	26,724
Total Liabilities	191,629	80,606	109,749	63,902	28,460	26,724
NET ASSETS	$239,660,488	$211,893,276	$247,780,894	$101,437,822	$58,278,803	$112,684,447
NET ASSETS CONSIST OF:
Accumulation units	239,269,966	211,653,050	247,569,101	101,281,329	58,241,964	112,500,211
Contracts in payout (annuitization) period	390,522	240,226	211,793	156,493	36,839	184,236
NET ASSETS	$239,660,488	$211,893,276	$247,780,894	$101,437,822	$58,278,803	$112,684,447
Units Outstanding	9,393,789	6,835,391	9,155,547	4,211,163	2,731,229	4,818,532
Accumulation Unit Value	$9.68 - $36.24	$8.31 - $54.70	$7.53 - $36.70	$9.39 - $42.68	$8.43 - $39.48	$6.70 - $31.93
Cost of Investments	$61,656,480	$59,248,394	$48,833,164	$38,857,489	$19,853,808	$34,053,362

See Notes to Financial Statements	SA-7

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Small-Cap	Small-Cap		Value	Emerging	International
	Index	Value	Value	Advantage	Markets	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$223,771,258	$108,565,074	$177,382,616	$89,633,794	$140,558,833	$1,570,360
Receivables:
Due from Pacific Life Insurance Company	-	148,452	-	-	21,561	-
Investments sold	43,705	-	335,056	74,070	-	168
Total Assets	223,814,963	108,713,526	177,717,672	89,707,864	140,580,394	1,570,528
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	41,139	-	332,070	76,692	-	234
Investments purchased	-	146,261	-	-	20,415	-
Total Liabilities	41,139	146,261	332,070	76,692	20,415	234
NET ASSETS	$223,773,824	$108,567,265	$177,385,602	$89,631,172	$140,559,979	$1,570,294
NET ASSETS CONSIST OF:
Accumulation units	223,608,276	108,481,985	177,317,808	89,596,275	140,423,184	1,570,294
Contracts in payout (annuitization) period	165,548	85,280	67,794	34,897	136,795	-
NET ASSETS	$223,773,824	$108,567,265	$177,385,602	$89,631,172	$140,559,979	$1,570,294
Units Outstanding	10,299,941	4,332,834	7,848,410	4,430,519	9,163,589	203,289
Accumulation Unit Value	$7.61 - $38.93	$8.11 - $60.14	$10.32 - $30.80	$10.46 - $22.53	$6.29 - $63.03	$7.54 - $10.48
Cost of Investments	$61,164,107	$36,040,238	$49,480,139	$65,252,124	$49,697,613	$1,610,472

	International	International	International	Health	Real
	Large-Cap	Small-Cap	Value	Sciences	Estate	Technology
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$239,860,742	$34,140,924	$111,615,378	$290,029,923	$104,645,358	$147,239,438
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	63,254	324,159
Investments sold	441,322	41,794	314,655	51,341	-	-
Total Assets	240,302,064	34,182,718	111,930,033	290,081,264	104,708,612	147,563,597
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	436,807	40,276	311,928	45,928	-	-
Investments purchased	-	-	-	-	59,414	323,137
Total Liabilities	436,807	40,276	311,928	45,928	59,414	323,137
NET ASSETS	$239,865,257	$34,142,442	$111,618,105	$290,035,336	$104,649,198	$147,240,460
NET ASSETS CONSIST OF:
Accumulation units	239,648,829	34,102,624	111,365,283	289,888,043	104,439,907	147,204,888
Contracts in payout (annuitization) period	216,428	39,818	252,822	147,293	209,291	35,572
NET ASSETS	$239,865,257	$34,142,442	$111,618,105	$290,035,336	$104,649,198	$147,240,460
Units Outstanding	13,611,310	2,513,634	8,564,092	6,978,977	4,308,652	7,575,806
Accumulation Unit Value	$8.71 - $31.13	$10.39 - $19.97	$7.87 - $15.97	$10.06 - $94.07	$9.27 - $61.08	$6.88 - $24.73
Cost of Investments	$86,930,399	$14,236,068	$57,043,698	$34,792,792	$24,172,683	$50,438,142

See Notes to Financial Statements	SA-8

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
			ESG	ESG	PSF Avantis	PSF Avantis
	ESG	ESG	Diversified	Diversified	Balanced	Balanced
	Diversified	Diversified	Growth	Growth	Allocation	Allocation
	Class I	Class P	Class I	Class P	Class D	Class P
ASSETS
Investments in mutual funds, at value	$8,537,218	$457,964	$817,932	$20,588	$298,043,025	$1,786,035
Receivables:
Due from Pacific Life Insurance Company	-	-	6,972	-	-	-
Investments sold	-	164	-	31	12,935	1,040
Total Assets	8,537,218	458,128	824,904	20,619	298,055,960	1,787,075
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	232	170	-	31	17,413	1,068
Investments purchased	160	-	6,997	-	-	-
Total Liabilities	392	170	6,997	31	17,413	1,068
NET ASSETS	$8,536,826	$457,958	$817,907	$20,588	$298,038,547	$1,786,007
NET ASSETS CONSIST OF:
Accumulation units	8,536,826	457,958	817,907	20,588	297,988,429	1,786,007
Contracts in payout (annuitization) period	-	-	-	-	50,118	-
NET ASSETS	$8,536,826	$457,958	$817,907	$20,588	$298,038,547	$1,786,007
Units Outstanding	977,900	52,658	98,168	2,201	23,391,029	192,749
Accumulation Unit Value	$8.61 - $9.96	$8.70 - $8.70	$8.08 - $10.03	$9.35 - $9.35	$8.78 - $13.96	$9.27 - $9.27
Cost of Investments	$9,329,937	$467,411	$868,153	$19,780	$247,007,210	$1,975,906

	Pacific	Pacific	Pacific	Pacific
	Dynamix -	Dynamix -	Dynamix -	Dynamix -	Pacific	Pacific
	Conservative	Conservative	Moderate	Moderate	Dynamix -	Dynamix -
	Growth	Growth	Growth	Growth	Growth	Growth
	Class I	Class P	Class I	Class P	Class I	Class P
ASSETS
Investments in mutual funds, at value	$447,594,685	$1,612,112	$2,142,080,679	$549,068	$1,451,738,886	$820,502
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	88,094	1,882	260,886	987	820,137	1,831
Total Assets	447,682,779	1,613,994	2,142,341,565	550,055	1,452,559,023	822,333
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	86,261	1,907	254,258	995	817,093	1,852
Investments purchased	-	-	-	-	-	-
Total Liabilities	86,261	1,907	254,258	995	817,093	1,852
NET ASSETS	$447,596,518	$1,612,087	$2,142,087,307	$549,060	$1,451,741,930	$820,481
NET ASSETS CONSIST OF:
Accumulation units	447,219,611	1,612,087	2,141,550,152	549,060	1,451,256,134	820,481
Contracts in payout (annuitization) period	376,907	-	537,155	-	485,796	-
NET ASSETS	$447,596,518	$1,612,087	$2,142,087,307	$549,060	$1,451,741,930	$820,481
Units Outstanding	31,221,950	181,540	136,624,336	61,197	79,846,588	90,287
Accumulation Unit Value	$8.81 - $20.45	$8.87 - $8.89	$8.58 - $25.10	$8.96 - $8.99	$10.09 - $30.30	$9.09 - $9.09
Cost of Investments	$293,449,335	$1,761,439	$1,255,576,440	$585,400	$1,057,545,141	$911,605

See Notes to Financial Statements	SA-9

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
		Portfolio			Portfolio	Invesco
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	Oppenheimer
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	V.I. International
	Conservative	Conservative	Moderate	Growth	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Series I
ASSETS
Investments in mutual funds, at value	$1,049,683,974	$1,475,089,156	$6,383,973,258	$5,762,247,774	$1,245,648,547	$13,976
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	1,079,213	722,893	2,345,377	2,498,792	620,604	-
Total Assets	1,050,763,187	1,475,812,049	6,386,318,635	5,764,746,566	1,246,269,151	13,976
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,071,496	712,326	2,332,831	2,487,825	614,143	-
Investments purchased	-	-	-	-	-	-
Total Liabilities	1,071,496	712,326	2,332,831	2,487,825	614,143	-
NET ASSETS	$1,049,691,691	$1,475,099,723	$6,383,985,804	$5,762,258,741	$1,245,655,008	$13,976
NET ASSETS CONSIST OF:
Accumulation units	1,048,076,093	1,473,899,717	6,378,262,574	5,758,287,618	1,244,980,344	13,976
Contracts in payout (annuitization) period	1,615,598	1,200,006	5,723,230	3,971,123	674,664	-
NET ASSETS	$1,049,691,691	$1,475,099,723	$6,383,985,804	$5,762,258,741	$1,245,655,008	$13,976
Units Outstanding	92,539,434	112,884,194	438,793,672	358,621,932	74,256,762	1,821
Accumulation Unit Value	$8.60 - $13.06	$8.57 - $14.89	$8.55 - $16.84	$8.51 - $19.11	$10.18 - $20.55	$7.67 - $7.67
Cost of Investments	$776,094,844	$945,752,415	$3,612,987,220	$2,898,368,912	$589,444,092	$24,469

	Invesco				Invesco V.I.
	Oppenheimer	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery	Invesco V.I.
	V.I. International	American	Balanced-Risk	Balanced-Risk	Mid Cap	Equity and
	Growth	Value	Allocation	Allocation	Growth	Income
	Series II	Series I	Series I	Series II	Series I	Series II
ASSETS
Investments in mutual funds, at value	$16,952,547	$42,440	$119,803	$295,316,805	$87,065	$54,007,250
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	4,954	160	165	99,486	67	55,402
Total Assets	16,957,501	42,600	119,968	295,416,291	87,132	54,062,652
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	5,680	161	167	96,376	72	58,095
Investments purchased	-	-	-	-	-	-
Total Liabilities	5,680	161	167	96,376	72	58,095
NET ASSETS	$16,951,821	$42,439	$119,801	$295,319,915	$87,060	$54,004,557
NET ASSETS CONSIST OF:
Accumulation units	16,923,057	42,439	119,801	295,309,557	87,060	54,004,557
Contracts in payout (annuitization) period	28,764	-	-	10,358	-	-
NET ASSETS	$16,951,821	$42,439	$119,801	$295,319,915	$87,060	$54,004,557
Units Outstanding	1,501,782	3,682	13,320	20,395,509	11,622	3,539,176
Accumulation Unit Value	$7.39 - $12.76	$11.53 - $11.53	$8.99 - $8.99	$8.94 - $22.34	$7.48 - $7.50	$10.40 - $16.51
Cost of Investments	$20,992,420	$46,894	$143,705	$363,658,881	$123,435	$55,451,901

See Notes to Financial Statements	SA-10

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
					Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.		Invesco V.I.	Nasdaq 100	Nasdaq 100
	EQV International	Global	Invesco V.I.	Main Street	Buffer -	Buffer -
	Equity	Real Estate	Global	Small Cap Fund	September	September
	Series I (1)	Series II	Series II	Series I	Series I	Series II
ASSETS
Investments in mutual funds, at value	$-	$8,005,555	$17,646,231	$745,336	$80,034	$2,148,477
Receivables:
Due from Pacific Life Insurance Company	-	3,089	19,541	58,749	-	-
Investments sold	-	-	-	-	9	68
Total Assets	-	8,008,644	17,665,772	804,085	80,043	2,148,545
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	10	175
Investments purchased	-	3,572	20,220	58,761	-	-
Total Liabilities	-	3,572	20,220	58,761	10	175
NET ASSETS	$-	$8,005,072	$17,645,552	$745,324	$80,033	$2,148,370
NET ASSETS CONSIST OF:
Accumulation units	-	8,005,072	17,631,165	745,324	80,033	2,148,370
Contracts in payout (annuitization) period	-	-	14,387	-	-	-
NET ASSETS	$-	$8,005,072	$17,645,552	$745,324	$80,033	$2,148,370
Units Outstanding	-	852,966	1,274,354	82,118	9,654	254,767
Accumulation Unit Value	See Note (1)	$8.07 - $10.82	$9.74 - $15.36	$9.07 - $9.09	$8.29 - $8.29	$8.14 - $9.44
Cost of Investments	$-	$9,268,689	$20,879,495	$783,069	$92,427	$2,264,759

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100	S&P 500
	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -
	December	December	March	March	June	September
	Series I	Series II	Series I	Series II	Series II	Series I
ASSETS
Investments in mutual funds, at value	$11,734	$2,603,325	$12,343	$1,150,316	$3,055,207	$383,915
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	-	87	8	38	103	372
Total Assets	11,734	2,603,412	12,351	1,150,354	3,055,310	384,287
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	211	8	113	347	376
Investments purchased	-	-	-	-	-	-
Total Liabilities	1	211	8	113	347	376
NET ASSETS	$11,733	$2,603,201	$12,343	$1,150,241	$3,054,963	$383,911
NET ASSETS CONSIST OF:
Accumulation units	11,733	2,603,201	12,343	1,150,241	3,054,963	383,911
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$11,733	$2,603,201	$12,343	$1,150,241	$3,054,963	$383,911
Units Outstanding	1,557	347,498	1,513	141,942	316,981	40,765
Accumulation Unit Value	$7.54 - $7.54	$7.44 - $9.32	$8.16 - $8.16	$8.09 - $9.49	$9.50 - $9.64	$9.42 - $9.42
Cost of Investments	$13,408	$3,072,919	$13,159	$1,260,761	$3,187,734	$399,330

(1) All units were fully redeemed or transferred prior to December 31, 2022 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	SA-11

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	S&P 500	S&P 500	S&P 500	S&P 500		American
	Buffer -	Buffer -	Buffer -	Buffer -	Invesco V.I.	Century
	September	December	March	June	Technology	VP Mid Cap Value
	Series II	Series II	Series II	Series II	Series I	Class I
ASSETS
Investments in mutual funds, at value	$12,496,833	$8,251,594	$9,223,073	$8,302,851	$521,337	$174,269
Receivables:
Due from Pacific Life Insurance Company	20,344	-	176,141	-	-	-
Investments sold	-	263	-	281	423	159
Total Assets	12,517,177	8,251,857	9,399,214	8,303,132	521,760	174,428
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	587	-	750	435	163
Investments purchased	21,022	-	176,867	-	-	-
Total Liabilities	21,022	587	176,867	750	435	163
NET ASSETS	$12,496,155	$8,251,270	$9,222,347	$8,302,382	$521,325	$174,265
NET ASSETS CONSIST OF:
Accumulation units	12,496,155	8,251,270	9,222,347	8,302,382	521,325	174,265
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$12,496,155	$8,251,270	$9,222,347	$8,302,382	$521,325	$174,265
Units Outstanding	1,329,890	939,885	1,014,794	824,362	82,946	15,076
Accumulation Unit Value	$9.24 - $10.14	$8.74 - $10.12	$9.06 - $10.19	$10.04 - $10.07	$6.28 - $6.30	$11.54 - $11.57
Cost of Investments	$12,279,010	$8,871,457	$9,893,647	$8,335,140	$730,057	$171,845

		American Funds
	American	IS American			American Funds	American Funds
	Century	High-	American Funds	American Funds	IS Capital	IS Capital
	VP Mid Cap	Income	IS Asset	IS Asset	Income	Income
	Value	Trust	Allocation	Allocation	Builder	Builder
	Class II	Class 4	Class 1	Class 4	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$100,582,939	$45,386,050	$2,815,739	$3,329,309,930	$813,873	$117,860,020
Receivables:
Due from Pacific Life Insurance Company	205,733	164,249	-	-	-	-
Investments sold	-	-	3,667	676,265	1,406	28,260
Total Assets	100,788,672	45,550,299	2,819,406	3,329,986,195	815,279	117,888,280
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	3,708	675,473	1,425	31,145
Investments purchased	206,636	165,387	-	-	-	-
Total Liabilities	206,636	165,387	3,708	675,473	1,425	31,145
NET ASSETS	$100,582,036	$45,384,912	$2,815,698	$3,329,310,722	$813,854	$117,857,135
NET ASSETS CONSIST OF:
Accumulation units	100,538,520	45,384,912	2,815,698	3,328,782,267	813,854	117,805,578
Contracts in payout (annuitization) period	43,516	-	-	528,455	-	51,557
NET ASSETS	$100,582,036	$45,384,912	$2,815,698	$3,329,310,722	$813,854	$117,857,135
Units Outstanding	4,624,001	3,641,673	291,614	235,781,171	78,483	9,376,116
Accumulation Unit Value	$10.05 - $26.36	$9.17 - $13.29	$9.64 - $9.67	$8.92 - $15.99	$10.37 - $10.40	$9.48 - $13.62
Cost of Investments	$87,868,829	$49,875,437	$3,143,111	$3,259,499,308	$858,926	$105,166,929

See Notes to Financial Statements	SA-12

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
			American Funds	American Funds
	American Funds	American Funds	IS Capital World	IS Capital World
	IS Capital	IS Capital	Growth and	Growth and	American Funds	American Funds
	World Bond	World Bond	Income	Income	IS Global Balanced	IS Global Growth
	Class 1	Class 4	Class 1	Class 4	Class 4	Class 1
ASSETS
Investments in mutual funds, at value	$145,206	$21,438,082	$132,544	$63,411,795	$67,783,829	$343,899
Receivables:
Due from Pacific Life Insurance Company	-	8,169	-	3,466	-	-
Investments sold	294	-	157	-	18,798	417
Total Assets	145,500	21,446,251	132,701	63,415,261	67,802,627	344,316
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	302	-	159	-	20,451	423
Investments purchased	-	9,064	-	4,755	-	-
Total Liabilities	302	9,064	159	4,755	20,451	423
NET ASSETS	$145,198	$21,437,187	$132,542	$63,410,506	$67,782,176	$343,893
NET ASSETS CONSIST OF:
Accumulation units	145,198	21,413,785	132,542	63,363,140	67,767,309	343,893
Contracts in payout (annuitization) period	-	23,402	-	47,366	14,867	-
NET ASSETS	$145,198	$21,437,187	$132,542	$63,410,506	$67,782,176	$343,893
Units Outstanding	18,467	2,381,252	14,549	4,314,793	5,130,674	42,404
Accumulation Unit Value	$7.86 - $7.88	$7.87 - $9.83	$9.09 - $9.12	$10.53 - $15.48	$10.27 - $13.87	$8.10 - $8.12
Cost of Investments	$159,259	$26,045,575	$154,997	$75,978,011	$67,737,900	$430,277

		American Funds
	American Funds	IS Global Small	American Funds	American Funds	American Funds	American Funds
	IS Global Growth	Capitalization	IS Growth	IS Growth	IS Growth-Income	IS Growth-Income
	Class 4	Class 4	Class 1	Class 4	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$144,571,353	$38,896,373	$1,980,468	$552,304,721	$1,696,302	$410,711,974
Receivables:
Due from Pacific Life Insurance Company	22,380	5,631	-	449,965	-	-
Investments sold	-	-	898	-	2,682	157,859
Total Assets	144,593,733	38,902,004	1,981,366	552,754,686	1,698,984	410,869,833
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	929	-	2,710	158,482
Investments purchased	25,317	7,194	-	450,672	-	-
Total Liabilities	25,317	7,194	929	450,672	2,710	158,482
NET ASSETS	$144,568,416	$38,894,810	$1,980,437	$552,304,014	$1,696,274	$410,711,351
NET ASSETS CONSIST OF:
Accumulation units	144,421,864	38,881,495	1,980,437	552,027,242	1,696,274	410,446,154
Contracts in payout (annuitization) period	146,552	13,315	-	276,772	-	265,197
NET ASSETS	$144,568,416	$38,894,810	$1,980,437	$552,304,014	$1,696,274	$410,711,351
Units Outstanding	7,747,403	2,931,121	249,427	26,097,738	170,804	23,213,330
Accumulation Unit Value	$7.89 - $20.36	$10.21 - $14.04	$7.93 - $7.95	$7.67 - $25.39	$9.91 - $9.94	$8.98 - $20.13
Cost of Investments	$138,537,745	$54,225,749	$2,101,915	$544,261,689	$1,983,482	$383,995,462

See Notes to Financial Statements	SA-13

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
			American	American	American Funds	American Funds
	American	American	Funds IS	Funds IS	IS Managed	IS Managed
	Funds IS	Funds IS	International Growth	International Growth	Risk Asset	Risk Asset
	International	International	and Income	and Income	Allocation	Allocation
	Class 1	Class 4	Class 1	Class 4	Class P1	Class P2
ASSETS
Investments in mutual funds, at value	$372,498	$85,104,452	$314,693	$51,928,503	$288,901	$166,289,356
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	46,151
Investments sold	504	124,242	241	76,241	729	-
Total Assets	373,002	85,228,694	314,934	52,004,744	289,630	166,335,507
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	510	126,607	247	78,376	732	-
Investments purchased	-	-	-	-	-	49,447
Total Liabilities	510	126,607	247	78,376	732	49,447
NET ASSETS	$372,492	$85,102,087	$314,687	$51,926,368	$288,898	$166,286,060
NET ASSETS CONSIST OF:
Accumulation units	372,492	85,102,087	314,687	51,924,492	288,898	166,266,452
Contracts in payout (annuitization) period	-	-	-	1,876	-	19,608
NET ASSETS	$372,492	$85,102,087	$314,687	$51,926,368	$288,898	$166,286,060
Units Outstanding	50,049	7,919,990	36,552	4,829,629	30,658	13,359,897
Accumulation Unit Value	$7.42 - $7.44	$9.85 - $12.17	$8.59 - $8.61	$8.07 - $12.75	$9.42 - $9.42	$8.84 - $14.33
Cost of Investments	$431,710	$103,184,075	$376,368	$72,687,110	$283,306	$166,700,408

			American	American
			Funds	Funds	American	American
	American	American	IS The Bond	IS The Bond	Funds IS	Funds IS
	Funds IS	Funds IS	Fund	Fund	U.S. Government	U.S. Government
	New World Fund	New World Fund	of America	of America	Securities	Securities
	Class 1	Class 4	Class 1	Class 4	Class 1	Class 4
ASSETS
Investments in mutual funds, at value	$916,682	$64,480,917	$3,028,110	$132,834,371	$768,635	$58,959,841
Receivables:
Due from Pacific Life Insurance Company	-	-	331,757	308,444	-	591,799
Investments sold	1,573	-	-	-	1,646	-
Total Assets	918,255	64,480,917	3,359,867	133,142,815	770,281	59,551,640
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,590	152	-	-	1,659	-
Investments purchased	-	1,450	331,838	311,126	-	593,596
Total Liabilities	1,590	1,602	331,838	311,126	1,659	593,596
NET ASSETS	$916,665	$64,479,315	$3,028,029	$132,831,689	$768,622	$58,958,044
NET ASSETS CONSIST OF:
Accumulation units	916,665	64,449,555	3,028,029	132,771,612	768,622	58,925,989
Contracts in payout (annuitization) period	-	29,760	-	60,077	-	32,055
NET ASSETS	$916,665	$64,479,315	$3,028,029	$132,831,689	$768,622	$58,958,044
Units Outstanding	121,178	5,239,889	347,156	13,216,178	86,569	6,026,456
Accumulation Unit Value	$7.55 - $7.57	$7.35 - $14.23	$8.70 - $8.72	$8.67 - $10.50	$8.88 - $8.88	$8.84 - $10.52
Cost of Investments	$1,155,256	$65,145,395	$3,317,742	$154,376,595	$793,280	$67,668,344

See Notes to Financial Statements	SA-14

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	American Funds	American Funds	BlackRock	BlackRock	BlackRock	BlackRock
	IS Washington	IS Washington	60/40 Target	Capital	Equity	Global
	Mutual Investors	Mutual Investors	Allocation ETF	Appreciation	Dividend	Allocation
	Class 1	Class 4	V.I. Class I	V.I. Class III	V.I. Class I	V.I. Class I
ASSETS
Investments in mutual funds, at value	$762,988	$200,081,703	$190,452,457	$31,189,955	$768,538	$1,063,393
Receivables:
Due from Pacific Life Insurance Company	-	151,270	1,467	58,298	-	-
Investments sold	286	-	-	-	1,047	1,560
Total Assets	763,274	200,232,973	190,453,924	31,248,253	769,585	1,064,953
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	297	-	-	-	1,057	1,581
Investments purchased	-	156,974	5,136	57,932	-	-
Total Liabilities	297	156,974	5,136	57,932	1,057	1,581
NET ASSETS	$762,977	$200,075,999	$190,448,788	$31,190,321	$768,528	$1,063,372
NET ASSETS CONSIST OF:
Accumulation units	762,977	199,904,160	190,448,788	31,166,343	768,528	1,063,372
Contracts in payout (annuitization) period	-	171,839	-	23,978	-	-
NET ASSETS	$762,977	$200,075,999	$190,448,788	$31,190,321	$768,528	$1,063,372
Units Outstanding	68,968	11,726,592	14,271,032	1,036,425	69,864	123,714
Accumulation Unit Value	$11.03 - $11.07	$9.90 - $18.31	$8.79 - $14.54	$24.73 - $34.17	$10.97 - $11.00	$8.60 - $8.60
Cost of Investments	$800,042	$207,282,906	$202,140,812	$40,978,108	$829,861	$1,113,198

	BlackRock					Delaware Ivy
	Global	BlackRock	BlackRock	BlackRock	BlackRock	VIP Asset
	Allocation	High Yield	S&P 500 Index	Small Cap Index	Total Return	Strategy
	V.I. Class III	V.I. Class I	V.I. Class I	V.I. Class I	V.I. Class I	Class II
ASSETS
Investments in mutual funds, at value	$1,192,214,218	$605,635	$921,553	$3,506,583	$1,086,183	$19,256,046
Receivables:
Due from Pacific Life Insurance Company	-	-	-	24,408	-	-
Investments sold	596,428	427	794	-	469	10,357
Total Assets	1,192,810,646	606,062	922,347	3,530,991	1,086,652	19,266,403
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	587,945	436	808	-	483	10,920
Investments purchased	-	-	-	24,458	-	-
Total Liabilities	587,945	436	808	24,458	483	10,920
NET ASSETS	$1,192,222,701	$605,626	$921,539	$3,506,533	$1,086,169	$19,255,483
NET ASSETS CONSIST OF:
Accumulation units	1,191,701,404	605,626	921,539	3,506,533	1,086,169	19,255,483
Contracts in payout (annuitization) period	521,297	-	-	-	-	-
NET ASSETS	$1,192,222,701	$605,626	$921,539	$3,506,533	$1,086,169	$19,255,483
Units Outstanding	85,813,546	65,450	92,239	451,935	128,322	1,803,794
Accumulation Unit Value	$8.22 - $16.92	$9.23 - $9.26	$9.97 - $10.00	$7.74 - $7.76	$8.44 - $8.47	$8.88 - $14.51
Cost of Investments	$1,194,932,544	$622,086	$984,499	$3,930,061	$1,121,227	$21,121,543

See Notes to Financial Statements	SA-15

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
				DFA VA
		DFA VA	DFA VA	Global Moderate	DFA VA	DFA VA
	Delaware Ivy	Equity Allocation	Global Bond	Allocation	International	International
	VIP Energy	Institutional	Institutional	Institutional	Small	Value
	Class II	Class	Class	Class	Institutional Class	Institutional Class
ASSETS
Investments in mutual funds, at value	$62,287,580	$149,928	$406,428	$367,834	$332,816	$1,366,275
Receivables:
Due from Pacific Life Insurance Company	190,274	-	-	-	-	-
Investments sold	-	194	358	298	426	3,775
Total Assets	62,477,854	150,122	406,786	368,132	333,242	1,370,050
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	197	364	305	431	3,798
Investments purchased	191,041	-	-	-	-	-
Total Liabilities	191,041	197	364	305	431	3,798
NET ASSETS	$62,286,813	$149,925	$406,422	$367,827	$332,811	$1,366,252
NET ASSETS CONSIST OF:
Accumulation units	62,286,813	149,925	406,422	367,827	332,811	1,366,252
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$62,286,813	$149,925	$406,422	$367,827	$332,811	$1,366,252
Units Outstanding	8,944,575	15,034	44,252	37,988	37,415	127,002
Accumulation Unit Value	$6.52 - $11.77	$9.96 - $9.99	$9.16 - $9.19	$9.66 - $9.69	$8.88 - $8.90	$10.74 - $10.77
Cost of Investments	$31,405,863	$180,305	$433,262	$401,084	$387,016	$1,439,936

				Fidelity VIP
	DFA VA	DFA VA	DFA VA US	Consumer	Fidelity VIP	Fidelity VIP
	Short-Term Fixed	US Large Value	Targeted Value	Discretionary	Contrafund	Contrafund
	Institutional Class	Institutional Class	Institutional Class	Initial Class	Initial Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$2,416,441	$2,835,346	$946,259	$3,776	$372,599	$275,969,504
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	57	81,070
Investments sold	506	4,620	1,982	-	-	-
Total Assets	2,416,947	2,839,966	948,241	3,776	372,656	276,050,574
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	540	4,667	1,998	-	-	-
Investments purchased	-	-	-	-	65	83,604
Total Liabilities	540	4,667	1,998	-	65	83,604
NET ASSETS	$2,416,407	$2,835,299	$946,243	$3,776	$372,591	$275,966,970
NET ASSETS CONSIST OF:
Accumulation units	2,416,407	2,835,299	946,243	3,776	372,591	275,915,187
Contracts in payout (annuitization) period	-	-	-	-	-	51,783
NET ASSETS	$2,416,407	$2,835,299	$946,243	$3,776	$372,591	$275,966,970
Units Outstanding	247,160	251,430	82,020	520	41,710	11,942,263
Accumulation Unit Value	$9.75 - $9.78	$11.25 - $11.28	$11.51 - $11.55	$7.26 - $7.26	$8.92 - $8.95	$8.47 - $26.93
Cost of Investments	$2,440,999	$2,880,199	$1,038,958	$3,733	$453,711	$249,951,451

See Notes to Financial Statements	SA-16

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
			Fidelity VIP			Fidelity VIP
	Fidelity VIP	Fidelity	Extended	Fidelity VIP	Fidelity VIP	Government
	Emerging Markets	VIP Energy	Market Index	Funds Manager 60%	Funds Manager 60%	Money Market
	Initial Class	Initial Class	Initial Class	Investor Class	Service Class 2	Initial Class
ASSETS
Investments in mutual funds, at value	$571,802	$721,447	$1,380,120	$5,266,237	$372,172,439	$15,847,110
Receivables:
Due from Pacific Life Insurance Company	-	-	-	532,688	136,910	-
Investments sold	835	1,145	983	-	-	16,974
Total Assets	572,637	722,592	1,381,103	5,798,925	372,309,349	15,864,084
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	846	1,158	1,002	-	-	17,307
Investments purchased	-	-	-	532,908	135,477	-
Total Liabilities	846	1,158	1,002	532,908	135,477	17,307
NET ASSETS	$571,791	$721,434	$1,380,101	$5,266,017	$372,173,872	$15,846,777
NET ASSETS CONSIST OF:
Accumulation units	571,791	721,434	1,380,101	5,266,017	372,067,770	15,846,777
Contracts in payout (annuitization) period	-	-	-	-	106,102	-
NET ASSETS	$571,791	$721,434	$1,380,101	$5,266,017	$372,173,872	$15,846,777
Units Outstanding	81,945	32,901	158,402	538,685	25,259,177	1,576,714
Accumulation Unit Value	$6.96 - $6.98	$21.89 - $21.95	$8.70 - $8.72	$9.78 - $9.78	$8.73 - $18.53	$10.03 - $10.06
Cost of Investments	$595,251	$594,214	$1,618,825	$5,356,368	$435,900,865	$15,847,110

	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Government	Growth	Fidelity VIP	Investment	Fidelity VIP	Fidelity VIP
	Money Market	Opportunities	Index 500	Grade Bond	Strategic Income	Value Strategies
	Service Class	Initial Class	Initial Class	Initial Class	Service Class 2	Initial Class
ASSETS
Investments in mutual funds, at value	$502,230,425	$349,503	$2,993,109	$1,250,664	$81,032,912	$607,118
Receivables:
Due from Pacific Life Insurance Company	-	-	-	176,938	-	-
Investments sold	46,168	777	2,576	-	39,771	519
Total Assets	502,276,593	350,280	2,995,685	1,427,602	81,072,683	607,637
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	50,653	782	2,644	-	41,745	539
Investments purchased	-	-	-	176,958	-	-
Total Liabilities	50,653	782	2,644	176,958	41,745	539
NET ASSETS	$502,225,940	$349,498	$2,993,041	$1,250,644	$81,030,938	$607,098
NET ASSETS CONSIST OF:
Accumulation units	501,848,415	349,498	2,993,041	1,250,644	81,030,938	607,098
Contracts in payout (annuitization) period	377,525	-	-	-	-	-
NET ASSETS	$502,225,940	$349,498	$2,993,041	$1,250,644	$81,030,938	$607,098
Units Outstanding	52,653,369	56,819	299,731	144,963	7,296,355	54,117
Accumulation Unit Value	$8.91 - $10.39	$6.14 - $6.16	$9.97 - $10.00	$8.60 - $8.63	$8.89 - $11.97	$11.20 - $11.24
Cost of Investments	$502,230,425	$401,523	$3,109,842	$1,326,997	$90,165,604	$660,001

See Notes to Financial Statements	SA-17

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	First Trust	First Trust	First Trust/Dow
	Dorsey Wright	Multi Income	Jones Dividend &	Franklin	Franklin	Franklin
	Tactical Core	Allocation	Income Allocation	Allocation	Allocation	Income
	Class I	Class I	Class I	VIP Class 2	VIP Class 4	VIP Class 1
ASSETS
Investments in mutual funds, at value	$33,444,620	$17,795,470	$593,648,079	$21,458,509	$219,457,446	$241,997
Receivables:
Due from Pacific Life Insurance Company	296	-	-	-	324,946	-
Investments sold	-	446	284,498	61,821	-	513
Total Assets	33,444,916	17,795,916	593,932,577	21,520,330	219,782,392	242,510
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	1,208	283,699	62,259	-	517
Investments purchased	804	-	-	-	321,460	-
Total Liabilities	804	1,208	283,699	62,259	321,460	517
NET ASSETS	$33,444,112	$17,794,708	$593,648,878	$21,458,071	$219,460,932	$241,993
NET ASSETS CONSIST OF:
Accumulation units	33,444,112	17,779,846	593,454,791	21,450,849	219,400,060	241,993
Contracts in payout (annuitization) period	-	14,862	194,087	7,222	60,872	-
NET ASSETS	$33,444,112	$17,794,708	$593,648,878	$21,458,071	$219,460,932	$241,993
Units Outstanding	2,657,693	1,434,676	37,836,927	1,187,062	15,596,987	22,536
Accumulation Unit Value	$9.77 - $13.72	$10.12 - $13.46	$9.05 - $19.21	$16.13 - $19.22	$8.73 - $17.33	$10.71 - $10.74
Cost of Investments	$34,030,435	$16,723,147	$572,177,896	$27,545,280	$252,309,776	$254,252

		Franklin		Franklin	Franklin	Franklin
	Franklin	Mutual Global	Franklin	Rising	Rising	Small Cap
	Income	Discovery	Mutual Shares	Dividends	Dividends	Value
	VIP Class 2	VIP Class 2	VIP Class 1	VIP Class 1	VIP Class 2	VIP Class 1
ASSETS
Investments in mutual funds, at value	$60,620,929	$150,267,145	$54,126	$854,382	$221,583,077	$133,632
Receivables:
Due from Pacific Life Insurance Company	3,098	-	-	57,794	-	-
Investments sold	-	411,747	136	-	37,276	81
Total Assets	60,624,027	150,678,892	54,262	912,176	221,620,353	133,713
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	410,073	138	-	35,714	83
Investments purchased	5,193	-	-	57,823	-	-
Total Liabilities	5,193	410,073	138	57,823	35,714	83
NET ASSETS	$60,618,834	$150,268,819	$54,124	$854,353	$221,584,639	$133,630
NET ASSETS CONSIST OF:
Accumulation units	60,618,834	150,226,323	54,124	854,353	221,386,644	133,630
Contracts in payout (annuitization) period	-	42,496	-	-	197,995	-
NET ASSETS	$60,618,834	$150,268,819	$54,124	$854,353	$221,584,639	$133,630
Units Outstanding	4,782,643	8,376,154	5,119	76,816	9,023,367	13,128
Accumulation Unit Value	$10.18 - $13.66	$10.54 - $21.57	$10.57 - $10.57	$11.10 - $11.14	$10.05 - $28.83	$10.18 - $10.18
Cost of Investments	$60,080,528	$153,112,890	$61,463	$876,713	$200,140,831	$145,280

See Notes to Financial Statements	SA-18

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
						Goldman Sachs
	Franklin	Franklin				VIT Large Cap
	Small-Mid	Strategic	Templeton	Templeton	Templeton	Value
	Cap Growth	Income	Foreign	Global Bond	Global Bond	Institutional
	VIP Class 1	VIP Class 1	VIP Class 1	VIP Class 1	VIP Class 2	Shares
ASSETS
Investments in mutual funds, at value	$368,695	$305,052	$28,042	$106,734	$58,866,895	$58,410
Receivables:
Due from Pacific Life Insurance Company	-	118,106	-	-	-	-
Investments sold	453	-	35	110	45,889	158
Total Assets	369,148	423,158	28,077	106,844	58,912,784	58,568
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	458	-	35	112	46,480	159
Investments purchased	-	118,110	-	-	-	-
Total Liabilities	458	118,110	35	112	46,480	159
NET ASSETS	$368,690	$305,048	$28,042	$106,732	$58,866,304	$58,409
NET ASSETS CONSIST OF:
Accumulation units	368,690	305,048	28,042	106,732	58,720,337	58,409
Contracts in payout (annuitization) period	-	-	-	-	145,967	-
NET ASSETS	$368,690	$305,048	$28,042	$106,732	$58,866,304	$58,409
Units Outstanding	55,186	33,823	3,088	11,819	7,088,492	5,265
Accumulation Unit Value	$6.68 - $6.68	$9.00 - $9.02	$9.08 - $9.08	$9.01 - $9.04	$7.52 - $10.60	$11.09 - $11.12
Cost of Investments	$448,224	$323,886	$32,512	$110,701	$69,027,714	$62,537

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Janus	Janus	Janus
	VIT Mid Cap	VIT Strategic	VIT Trends	Henderson	Henderson	Henderson
	Value	Growth	Driven Allocation	Balanced	Balanced	Enterprise
	Institutional	Institutional	Institutional	Institutional	Service	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares
ASSETS
Investments in mutual funds, at value	$194,315	$104,214	$235,797	$2,309,509	$5,038,943,907	$599,718
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	1,885,138	-
Investments sold	202	262	597	4,952	-	297
Total Assets	194,517	104,476	236,394	2,314,461	5,040,829,045	600,015
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	206	266	614	4,989	-	308
Investments purchased	-	-	-	-	1,880,466	-
Total Liabilities	206	266	614	4,989	1,880,466	308
NET ASSETS	$194,311	$104,210	$235,780	$2,309,472	$5,038,948,579	$599,707
NET ASSETS CONSIST OF:
Accumulation units	194,311	104,210	235,780	2,309,472	5,038,337,177	599,707
Contracts in payout (annuitization) period	-	-	-	-	611,402	-
NET ASSETS	$194,311	$104,210	$235,780	$2,309,472	$5,038,948,579	$599,707
Units Outstanding	17,620	13,477	26,381	241,281	308,691,102	64,087
Accumulation Unit Value	$11.03 - $11.03	$7.73 - $7.73	$8.94 - $8.94	$9.57 - $9.57	$9.08 - $20.78	$9.35 - $9.38
Cost of Investments	$248,670	$132,190	$276,756	$2,561,621	$4,497,816,770	$588,991

See Notes to Financial Statements	SA-19

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Janus	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan
	Henderson	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust
	Flexible Bond	Core Bond	Global Allocation	Income Builder	Mid Cap Value	U.S. Equity
	Service Shares	Class 1	Class 2	Class 2	Class 1	Class 1
ASSETS
Investments in mutual funds, at value	$29,945,595	$172,900	$10,664,771	$11,513,013	$540,126	$13,376
Receivables:
Due from Pacific Life Insurance Company	364,502	-	-	-	-	-
Investments sold	-	18	44,741	8,849	68	1
Total Assets	30,310,097	172,918	10,709,512	11,521,862	540,194	13,377
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	45,285	9,473	73	2
Investments purchased	365,624	-	-	-	-	-
Total Liabilities	365,624	-	45,285	9,473	73	2
NET ASSETS	$29,944,473	$172,918	$10,664,227	$11,512,389	$540,121	$13,375
NET ASSETS CONSIST OF:
Accumulation units	29,935,330	172,871	10,664,227	11,512,389	540,121	13,375
Contracts in payout (annuitization) period	9,143	47	-	-	-	-
NET ASSETS	$29,944,473	$172,918	$10,664,227	$11,512,389	$540,121	$13,375
Units Outstanding	3,071,967	12,696	876,062	1,020,221	41,765	311
Accumulation Unit Value	$9.15 - $10.51	$8.62 - $14.02	$10.01 - $13.22	$10.02 - $12.11	$11.09 - $35.91	$43.07 - $43.07
Cost of Investments	$34,180,585	$183,337	$10,641,807	$11,844,266	$505,266	$4,847

						MFS
	ClearBridge		Lord Abbett		MFS	Massachusetts
	Variable	Western Asset	Bond	Lord Abbett	International	Investors
	Aggressive	Core Plus	Debenture	Total Return	Growth -	Growth Stock -
	Growth - Class II	VIT Class I	Class VC	Class VC	Initial Class	Service Class
ASSETS
Investments in mutual funds, at value	$11,230,759	$1,394,731	$136,206,541	$236,571,455	$795,872	$66,825,180
Receivables:
Due from Pacific Life Insurance Company	1,291	118,040	75,536	504,465	-	-
Investments sold	-	-	-	-	2,260	57,447
Total Assets	11,232,050	1,512,771	136,282,077	237,075,920	798,132	66,882,627
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	2,275	56,100
Investments purchased	1,728	118,063	77,184	504,853	-	-
Total Liabilities	1,728	118,063	77,184	504,853	2,275	56,100
NET ASSETS	$11,230,322	$1,394,708	$136,204,893	$236,571,067	$795,857	$66,826,527
NET ASSETS CONSIST OF:
Accumulation units	11,230,322	1,394,708	136,155,099	236,455,795	795,857	66,779,899
Contracts in payout (annuitization) period	-	-	49,794	115,272	-	46,628
NET ASSETS	$11,230,322	$1,394,708	$136,204,893	$236,571,067	$795,857	$66,826,527
Units Outstanding	969,943	171,475	10,968,206	21,830,030	89,358	3,071,316
Accumulation Unit Value	$9.65 - $12.45	$8.11 - $8.14	$8.66 - $13.69	$9.17 - $12.26	$8.89 - $8.92	$20.61 - $21.85
Cost of Investments	$17,109,244	$1,587,736	$157,473,217	$277,132,202	$894,428	$61,691,020

See Notes to Financial Statements	SA-20

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	MFS	MFS	MFS	MFS	MFS	MFS
	New Discovery	Total Return	Utilities	Utilities	Value	Value
	Series -	Series -	Series -	Series -	Series -	Series -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class	Service Class
ASSETS
Investments in mutual funds, at value	$535,332	$427,545,258	$169,209	$68,766,693	$123,947	$76,442,410
Receivables:
Due from Pacific Life Insurance Company	-	-	-	36,193	-	-
Investments sold	591	75,648	279	-	90	178,980
Total Assets	535,923	427,620,906	169,488	68,802,886	124,037	76,621,390
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	601	77,344	281	-	92	177,654
Investments purchased	-	-	-	36,741	-	-
Total Liabilities	601	77,344	281	36,741	92	177,654
NET ASSETS	$535,322	$427,543,562	$169,207	$68,766,145	$123,945	$76,443,736
NET ASSETS CONSIST OF:
Accumulation units	535,322	427,347,589	169,207	68,760,997	123,945	76,438,795
Contracts in payout (annuitization) period	-	195,973	-	5,148	-	4,941
NET ASSETS	$535,322	$427,543,562	$169,207	$68,766,145	$123,945	$76,443,736
Units Outstanding	83,316	26,167,176	14,917	3,834,938	10,879	2,587,909
Accumulation Unit Value	$6.42 - $6.44	$9.22 - $20.10	$11.33 - $11.37	$10.42 - $21.06	$11.36 - $11.40	$26.55 - $33.97
Cost of Investments	$895,229	$423,906,023	$169,955	$55,056,848	$136,809	$56,901,351

	Neuberger Berman
	U.S. Equity Index	TOPS				TOPS
	PutWrite Strategy	Aggressive Growth	TOPS Balanced	TOPS Conservative	TOPS Growth	Managed Risk Growth
	Class S	ETF Class 1	ETF Class 1	ETF Class 1	ETF Class 1	ETF Class 1
ASSETS
Investments in mutual funds, at value	$3,807,812	$4,222	$199,061	$316,110	$172,316	$8,594
Receivables:
Due from Pacific Life Insurance Company	1,305	-	-	-	-	-
Investments sold	-	4	237	87	144	7
Total Assets	3,809,117	4,226	199,298	316,197	172,460	8,601
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	4	239	100	139	7
Investments purchased	1,459	-	-	-	-	-
Total Liabilities	1,459	4	239	100	139	7
NET ASSETS	$3,807,658	$4,222	$199,059	$316,097	$172,321	$8,594
NET ASSETS CONSIST OF:
Accumulation units	3,807,658	4,222	199,059	316,097	172,321	8,594
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$3,807,658	$4,222	$199,059	$316,097	$172,321	$8,594
Units Outstanding	329,190	452	21,162	33,232	18,405	931
Accumulation Unit Value	$9.94 - $12.78	$9.34 - $9.34	$9.39 - $9.41	$9.51 - $9.51	$9.34 - $9.37	$9.23 - $9.23
Cost of Investments	$4,355,175	$4,588	$214,854	$322,797	$181,409	$13,596

See Notes to Financial Statements	SA-21

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	TOPS		PIMCO Commodity-	PIMCO Emerging		PIMCO Long-Term U.S.
	Moderate	PIMCO All	RealReturn	Markets Bond -	PIMCO	Government -
	Growth ETF Class 1	Asset - Advisor Class	Strategy - Advisor Class	Institutional Class	Income - Advisor Class	Institutional Class
ASSETS
Investments in mutual funds, at value	$53,329	$4,469,021	$31,715,813	$283,167	$20,111,583	$207,223
Receivables:
Due from Pacific Life Insurance Company	-	-	19	-	-	-
Investments sold	46	147	-	435	16,987	333
Total Assets	53,375	4,469,168	31,715,832	283,602	20,128,570	207,556
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	47	345	-	440	17,802	336
Investments purchased	-	-	1,363	-	-	-
Total Liabilities	47	345	1,363	440	17,802	336
NET ASSETS	$53,328	$4,468,823	$31,714,469	$283,162	$20,110,768	$207,220
NET ASSETS CONSIST OF:
Accumulation units	53,328	4,392,929	31,714,469	283,162	20,110,768	207,220
Contracts in payout (annuitization) period	-	75,894	-	-	-	-
NET ASSETS	$53,328	$4,468,823	$31,714,469	$283,162	$20,110,768	$207,220
Units Outstanding	5,675	365,550	3,924,178	34,412	1,966,152	29,262
Accumulation Unit Value	$9.40 - $9.40	$10.01 - $12.53	$6.91 - $14.12	$8.22 - $8.24	$9.14 - $10.46	$7.06 - $7.08
Cost of Investments	$53,746	$5,273,840	$31,781,733	$322,056	$21,625,006	$230,706

	PIMCO	PIMCO	PSF	PSF	PSF PGIM	PSF PGIM
	Low Duration -	Total Return -	International	Mid-Cap	Jennison	Jennison
	Institutional Class	Institutional Class	Growth Class II	Growth Class II	Growth Class II	Value Class II
ASSETS
Investments in mutual funds, at value	$716,589	$1,495,439	$45,434	$21,312	$75,093	$89,053
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	450	987	2	17	26	4
Total Assets	717,039	1,496,426	45,436	21,329	75,119	89,057
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	458	1,011	36	21	60	34
Investments purchased	-	-	-	-	-	-
Total Liabilities	458	1,011	36	21	60	34
NET ASSETS	$716,581	$1,495,415	$45,400	$21,308	$75,059	$89,023
NET ASSETS CONSIST OF:
Accumulation units	716,581	1,495,415	45,400	21,308	75,059	89,023
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$716,581	$1,495,415	$45,400	$21,308	$75,059	$89,023
Units Outstanding	77,215	176,640	2,158	502	1,989	3,132
Accumulation Unit Value	$9.25 - $9.28	$8.45 - $8.47	$20.30 - $21.92	$41.72 - $44.95	$36.69 - $38.29	$27.02 - $29.11
Cost of Investments	$743,145	$1,530,465	$16,973	$5,342	$10,382	$25,857

See Notes to Financial Statements	SA-22

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
			Schwab		State Street	T. Rowe Price
	Schwab	Schwab	VIT Balanced	Schwab	Total Return	Blue Chip
	S&P 500 Index	VIT Balanced	with Growth	VIT Growth	V.I.S. Class 3	Growth - I
ASSETS
Investments in mutual funds, at value	$19,818,905	$57,334,034	$125,849,991	$136,930,148	$273,066,166	$882,996
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	58,169
Investments sold	259,825	3,678	15,550	33,882	83,223	-
Total Assets	20,078,730	57,337,712	125,865,541	136,964,030	273,149,389	941,165
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	260,155	3,877	15,807	33,573	79,382	-
Investments purchased	-	-	-	-	-	58,192
Total Liabilities	260,155	3,877	15,807	33,573	79,382	58,192
NET ASSETS	$19,818,575	$57,333,835	$125,849,734	$136,930,457	$273,070,007	$882,973
NET ASSETS CONSIST OF:
Accumulation units	19,818,575	57,333,835	125,849,734	136,930,457	272,800,863	882,973
Contracts in payout (annuitization) period	-	-	-	-	269,144	-
NET ASSETS	$19,818,575	$57,333,835	$125,849,734	$136,930,457	$273,070,007	$882,973
Units Outstanding	1,978,924	4,329,481	8,399,508	8,001,432	17,034,547	129,871
Accumulation Unit Value	$9.99 - $10.02	$11.52 - $13.31	$12.61 - $15.23	$13.59 - $17.29	$9.00 - $22.37	$6.79 - $6.80
Cost of Investments	$21,573,653	$51,698,064	$104,150,482	$106,379,584	$306,469,657	$1,106,899

	T. Rowe Price	T. Rowe Price	VanEck VIP			Vanguard VIF
	Equity	Health	Global Resources	Vanguard VIF	Vanguard VIF	Conservative
	Income - I	Sciences - I	Class S	Balanced	Capital Growth	Allocation
ASSETS
Investments in mutual funds, at value	$289,975	$444,847	$27,806,919	$10,422,930	$1,266,897	$3,295,501
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	303	513	15,772	12,738	1,992	3,143
Total Assets	290,278	445,360	27,822,691	10,435,668	1,268,889	3,298,644
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	309	524	17,013	12,955	2,005	3,195
Investments purchased	-	-	-	-	-	-
Total Liabilities	309	524	17,013	12,955	2,005	3,195
NET ASSETS	$289,969	$444,836	$27,805,678	$10,422,713	$1,266,884	$3,295,449
NET ASSETS CONSIST OF:
Accumulation units	289,969	444,836	27,788,742	10,422,713	1,266,884	3,295,449
Contracts in payout (annuitization) period	-	-	16,936	-	-	-
NET ASSETS	$289,969	$444,836	$27,805,678	$10,422,713	$1,266,884	$3,295,449
Units Outstanding	25,404	48,604	3,035,536	1,051,615	134,526	374,633
Accumulation Unit Value	$11.39 - $11.42	$9.14 - $9.17	$8.08 - $11.39	$9.89 - $9.92	$9.39 - $9.42	$8.77 - $8.80
Cost of Investments	$322,602	$488,206	$18,013,893	$11,429,082	$1,404,133	$3,593,413

See Notes to Financial Statements	SA-23

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF		Vanguard VIF
	Diversified Value	Equity Income	Equity Index	Global Bond Index	Vanguard VIF Growth	High Yield Bond
ASSETS
Investments in mutual funds, at value	$1,139,262	$2,147,062	$2,084,017	$953,006	$1,474,332	$907,174
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	-
Investments sold	2,199	1,365	1,877	1,336	619	1,048
Total Assets	1,141,461	2,148,427	2,085,894	954,342	1,474,951	908,222
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	2,218	1,400	1,914	1,353	644	1,063
Investments purchased	-	-	-	-	-	-
Total Liabilities	2,218	1,400	1,914	1,353	644	1,063
NET ASSETS	$1,139,243	$2,147,027	$2,083,980	$952,989	$1,474,307	$907,159
NET ASSETS CONSIST OF:
Accumulation units	1,139,243	2,147,027	2,083,980	952,989	1,474,307	907,159
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$1,139,243	$2,147,027	$2,083,980	$952,989	$1,474,307	$907,159
Units Outstanding	105,601	180,021	208,502	111,871	199,651	98,151
Accumulation Unit Value	$10.77 - $10.81	$11.91 - $11.95	$10.00 - $10.00	$8.51 - $8.54	$7.37 - $7.39	$9.22 - $9.25
Cost of Investments	$1,282,255	$2,047,628	$2,459,393	$1,110,217	$1,826,722	$969,516

					Vanguard VIF
					Short-Term	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Investment-	Total Bond
	International	Mid-Cap Index	Moderate Allocation	Real Estate Index	Grade	Market Index
ASSETS
Investments in mutual funds, at value	$429,112	$3,398,383	$13,681,809	$1,313,050	$4,020,588	$7,602,958
Receivables:
Due from Pacific Life Insurance Company	-	41,120	-	29,800	-	-
Investments sold	600	-	18,707	-	3,563	261,760
Total Assets	429,712	3,439,503	13,700,516	1,342,850	4,024,151	7,864,718
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	605	-	19,011	-	3,635	261,860
Investments purchased	-	41,175	-	29,827	-	-
Total Liabilities	605	41,175	19,011	29,827	3,635	261,860
NET ASSETS	$429,107	$3,398,328	$13,681,505	$1,313,023	$4,020,516	$7,602,858
NET ASSETS CONSIST OF:
Accumulation units	429,107	3,398,328	13,681,505	1,313,023	4,020,516	7,602,858
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$429,107	$3,398,328	$13,681,505	$1,313,023	$4,020,516	$7,602,858
Units Outstanding	69,731	361,211	1,535,831	134,155	432,776	890,474
Accumulation Unit Value	$6.14 - $6.16	$9.38 - $9.41	$8.89 - $8.91	$9.76 - $9.79	$9.27 - $9.30	$8.52 - $8.54
Cost of Investments	$440,554	$3,778,719	$15,212,712	$1,658,898	$4,139,127	$8,368,256

See Notes to Financial Statements	SA-24

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2022

	Variable Accounts
	Vanguard VIF
	Total
	International	Vanguard VIF
	Stock Market	Total Stock
	Index	Market Index
ASSETS
Investments in mutual funds, at value	$7,181,400	$7,229,076
Receivables:
Due from Pacific Life Insurance Company	-	113,823
Investments sold	76,210	-
Total Assets	7,257,610	7,342,899
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	76,337	-
Investments purchased	-	113,932
Total Liabilities	76,337	113,932
NET ASSETS	$7,181,273	$7,228,967
NET ASSETS CONSIST OF:
Accumulation units	7,181,273	7,228,967
Contracts in payout (annuitization) period	-	-
NET ASSETS	$7,181,273	$7,228,967
Units Outstanding	836,490	764,373
Accumulation Unit Value	$8.56 - $8.59	$9.43 - $9.46
Cost of Investments	$7,993,735	$8,203,383

See Notes to Financial Statements	SA-25

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Income	Bond	Managed
	Class I	Class I	Class I	Class P	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	326,716	1,890,859	1,709,791	2,232	1,588,847	2,171,761
Administrative fees	75,758	409,617	349,729	3,289	282,298	366,533
Total Expenses	402,474	2,300,476	2,059,520	5,521	1,871,145	2,538,294
Net Investment Income (Loss)	(402,474)	(2,300,476)	(2,059,520)	(5,521)	(1,871,145)	(2,538,294)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(532,190)	(5,005,758)	(736,909)	(6,847)	11,604,730	(1,375,154)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(532,190)	(5,005,758)	(736,909)	(6,847)	11,604,730	(1,375,154)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,494,953)	(38,905,212)	(2,008,250)	(5,018)	(28,715,987)	(23,198,842)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,429,617)	$(46,211,446)	$(4,804,679)	$(17,386)	$(18,982,402)	$(27,112,290)

	Intermediate	Managed	Short Duration	Emerging	Dividend	Equity
	Bond	Bond	Bond	Markets Debt	Growth	Index
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	29,995	3,584,961	2,757,537	136,639	4,071,256	13,351,706
Administrative fees	7,151	621,321	606,212	28,739	828,207	2,958,464
Total Expenses	37,146	4,206,282	3,363,749	165,378	4,899,463	16,310,170
Net Investment Income (Loss)	(37,146)	(4,206,282)	(3,363,749)	(165,378)	(4,899,463)	(16,310,170)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(59,767)	9,538,846	(944,004)	143,218	10,444,131	(5,628,567)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(59,767)	9,538,846	(944,004)	143,218	10,444,131	(5,628,567)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(309,874)	(61,940,554)	(15,292,588)	(1,690,517)	(61,173,849)	(292,077,983)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(406,787)	$(56,607,990)	$(19,600,341)	$(1,712,677)	$(55,629,181)	$(314,016,720)

	Focused		Hedged	Hedged	Large-Cap	Large-Cap
	Growth	Growth	Equity	Equity	Core	Growth
	Class I	Class I	Class I	Class P	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,067,301	3,672,977	771,864	775	3,056,179	2,495,091
Administrative fees	395,956	616,893	181,536	1,550	452,506	486,238
Total Expenses	2,463,257	4,289,870	953,400	2,325	3,508,685	2,981,329
Net Investment Income (Loss)	(2,463,257)	(4,289,870)	(953,400)	(2,325)	(3,508,685)	(2,981,329)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,710,646	13,572,389	(1,211,273)	(2,514)	20,910,663	8,606,304
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	5,710,646	13,572,389	(1,211,273)	(2,514)	20,910,663	8,606,304
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(93,523,205)	(154,688,523)	(2,765,995)	(8,811)	(83,810,553)	(131,126,463)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(90,275,816)	$(145,406,004)	$(4,930,668)	$(13,650)	$(66,408,575)	$(125,501,488)

See Notes to Financial Statements	SA-26

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	Variable Accounts
	Large-Cap	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Value	Equity	Growth	Value	Equity	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,647,981	2,614,136	2,825,893	1,064,581	625,732	1,184,012
Administrative fees	470,954	447,555	537,327	217,291	129,608	224,633
Total Expenses	3,118,935	3,061,691	3,363,220	1,281,872	755,340	1,408,645
Net Investment Income (Loss)	(3,118,935)	(3,061,691)	(3,363,220)	(1,281,872)	(755,340)	(1,408,645)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(810,820)	4,594,998	5,662,697	(127,452)	1,206,139	(1,972,493)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(810,820)	4,594,998	5,662,697	(127,452)	1,206,139	(1,972,493)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(16,499,662)	(50,140,731)	(119,065,705)	(8,843,335)	(10,400,174)	(44,741,138)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,429,417)	$(48,607,424)	$(116,766,228)	$(10,252,659)	$(9,949,375)	$(48,122,276)

	Small-Cap	Small-Cap		Value	Emerging	International
	Index	Value	Value	Advantage	Markets	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,566,376	1,286,724	1,563,834	798,049	1,586,024	5,908
Administrative fees	500,452	240,261	304,927	177,779	297,184	1,744
Total Expenses	3,066,828	1,526,985	1,868,761	975,828	1,883,208	7,652
Net Investment Income (Loss)	(3,066,828)	(1,526,985)	(1,868,761)	(975,828)	(1,883,208)	(7,652)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,530,358	6,532,013	7,614,061	(1,058,747)	(1,522,859)	(47,241)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	5,530,358	6,532,013	7,614,061	(1,058,747)	(1,522,859)	(47,241)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(67,238,281)	(29,747,506)	(8,773,661)	(3,074,733)	(45,651,155)	(51,671)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(64,774,751)	$(24,742,478)	$(3,028,361)	$(5,109,308)	$(49,057,222)	$(106,564)

	International	International	International	Health	Real
	Large-Cap	Small-Cap	Value	Sciences	Estate	Technology
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	2,425,235	385,180	1,238,554	3,352,052	1,455,008	1,865,551
Administrative fees	455,311	76,199	214,566	619,213	247,788	369,946
Total Expenses	2,880,546	461,379	1,453,120	3,971,265	1,702,796	2,235,497
Net Investment Income (Loss)	(2,880,546)	(461,379)	(1,453,120)	(3,971,265)	(1,702,796)	(2,235,497)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,639,173	1,056,269	2,960,080	27,529,852	13,677,917	(513,101)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	6,639,173	1,056,269	2,960,080	27,529,852	13,677,917	(513,101)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(51,327,327)	(8,366,212)	(4,674,764)	(48,919,674)	(52,661,964)	(83,086,408)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(47,568,700)	$(7,771,322)	$(3,167,804)	$(25,361,087)	$(40,686,843)	$(85,835,006)

See Notes to Financial Statements	SA-27

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
			ESG	ESG	PSF Avantis	PSF Avantis
	ESG	ESG	Diversified	Diversified	Balanced	Balanced
	Diversified	Diversified	Growth	Growth	Allocation	Allocation
	Class I	Class P (1)	Class I	Class P (1)	Class D	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	64,201	42	3,917	6	3,088,495	2,385
Administrative fees	15,692	84	1,064	11	750,217	4,770
Total Expenses	79,893	126	4,981	17	3,838,712	7,155
Net Investment Income (Loss)	(79,893)	(126)	(4,981)	(17)	(3,838,712)	(7,155)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(98,848)	(5)	(24,785)	-	(3,303,567)	(22,981)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(98,848)	(5)	(24,785)	-	(3,303,567)	(22,981)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(993,570)	(9,447)	(56,417)	808	(50,928,415)	(204,579)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,172,311)	$(9,578)	$(86,183)	$(791	$(58,070,694)	$(234,715)

	Pacific	Pacific	Pacific	Pacific
	Dynamix -	Dynamix -	Dynamix -	Dynamix -	Pacific	Pacific
	Conservative	Conservative	Moderate	Moderate	Dynamix -	Dynamix -
	Growth	Growth	Growth	Growth	Growth	Growth
	Class I	Class P	Class I	Class P	Class I	Class P
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	4,965,197	2,694	22,974,595	1,002	14,846,015	1,024
Administrative fees	1,022,805	3,512	5,001,309	1,205	3,382,919	2,049
Total Expenses	5,988,002	6,206	27,975,904	2,207	18,228,934	3,073
Net Investment Income (Loss)	(5,988,002)	(6,206)	(27,975,904)	(2,207)	(18,228,934)	(3,073)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	10,542,197	(3,655)	44,832,529	(1,630)	(14,230,106)	(11,955)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	10,542,197	(3,655)	44,832,529	(1,630)	(14,230,106)	(11,955)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(92,617,207)	(149,716)	(463,969,066)	(38,396)	(263,383,583)	(100,103)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(88,063,012)	$(159,577)	$(447,112,441)	$(42,233)	$(295,842,623)	$(115,131)

		Portfolio			Portfolio	Invesco
	Portfolio	Optimization	Portfolio	Portfolio	Optimization	Oppenheimer
	Optimization	Moderate-	Optimization	Optimization	Aggressive-	V.I. International
	Conservative	Conservative	Moderate	Growth	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Series I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	14,287,689	20,327,333	88,924,687	83,420,718	18,043,332	22
Administrative fees	2,302,306	3,171,346	13,740,985	12,487,724	2,690,797	44
Total Expenses	16,589,995	23,498,679	102,665,672	95,908,442	20,734,129	66
Net Investment Income (Loss)	(16,589,995)	(23,498,679)	(102,665,672)	(95,908,442)	(20,734,129)	(66)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	34,480,155	89,872,600	419,332,885	374,489,694	77,918,796	(83)
Capital gain distributions	-	-	-	-	-	2,751
Realized Gain (Loss) on Investments	34,480,155	89,872,600	419,332,885	374,489,694	77,918,796	2,668
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(215,921,424)	(379,222,664)	(1,735,145,502)	(1,654,108,352)	(365,153,425)	(7,921)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(198,031,264)	$(312,848,743)	$(1,418,478,289)	$(1,375,527,100)	$(307,968,758)	$(5,319)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-28

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	Invesco	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Oppenheimer	American	Balanced-Risk	Balanced-Risk	Discovery	Equity and
	V.I. International	Value	Allocation	Allocation	Mid Cap Growth	Income
	Growth Series II	Series I (1)	Series I	Series II	Series I	Series II
INVESTMENT INCOME
Dividends	$-	$318	$9,626	$23,700,284	$-	$816,500
EXPENSES
Mortality and expense risk	159,847	65	89	3,549,764	102	487,053
Administrative fees	38,154	65	178	668,317	134	109,740
Total Expenses	198,001	130	267	4,218,081	236	596,793
Net Investment Income (Loss)	(198,001)	188	9,359	19,482,203	(236)	219,707
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,139,811)	(50)	(260)	(4,710,749)	(1,916)	(507,037)
Capital gain distributions	3,180,157	7,763	4,485	11,466,372	21,504	7,534,183
Realized Gain (Loss) on Investments	2,040,346	7,713	4,225	6,755,623	19,588	7,027,146
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(8,346,199)	(4,454)	(23,242)	(79,689,589)	(36,364)	(12,715,463)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,503,854)	$3,447	$(9,658)	$(53,451,763)	$(17,012)	$(5,468,610)

	Invesco V.I.				Invesco V.I.	Invesco V.I.
	EQV	Invesco V.I.		Invesco V.I.	Nasdaq 100	Nasdaq 100
	International	Global	Invesco V.I.	Main Street	Buffer -	Buffer -
	Equity	Real Estate	Global	Small Cap Fund	September	September
	Series I (2)	Series II	Series II	Series I	Series I (1)	Series II
INVESTMENT INCOME
Dividends	$-	$229,008	$-	$2,052	$-	$-
EXPENSES
Mortality and expense risk	10	83,814	198,592	372	106	12,985
Administrative fees	20	19,542	45,478	555	213	3,457
Total Expenses	30	103,356	244,070	927	319	16,442
Net Investment Income (Loss)	(30)	125,652	(244,070)	1,125	(319)	(16,442)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(6,796)	(277,466)	(954,649)	(13,479)	(190)	(135,759)
Capital gain distributions	-	-	3,507,849	44,531	-	-
Realized Gain (Loss) on Investments	(6,796)	(277,466)	2,553,200	31,052	(190)	(135,759)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	-	(2,555,718)	(11,171,692)	(36,913)	(12,393)	(122,816)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,826)	$(2,707,532)	$(8,862,562)	$(4,736)	$(12,902)	$(275,017)

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100	Nasdaq 100	S&P 500
	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -	Buffer -
	December	December	March	March	June	September
	Series I (1)	Series II (1)	Series I (1)	Series II (1)	Series II (1)	Series I
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	15	21,426	6	7,011	12,620	477
Administrative fees	31	5,485	12	1,836	3,205	955
Total Expenses	46	26,911	18	8,847	15,825	1,432
Net Investment Income (Loss)	(46)	(26,911)	(18)	(8,847)	(15,825)	(1,432)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2)	(99,077)	(2)	(9,771)	(10,701)	(1,577)
Capital gain distributions	-	-	-	-	-	1,578
Realized Gain (Loss) on Investments	(2)	(99,077)	(2)	(9,771)	(10,701)	1
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,674)	(469,594)	(816)	(110,445)	(132,527)	(15,124)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,722)	$(595,582)	$(836)	$(129,063)	$(159,053)	$(16,555)

(1)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2022 and all units were fully redeemed or transferred prior to December 31, 2022 (See Financial Highlights for commencement date of operations and date of full redemption).

See Notes to Financial Statements	SA-29

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.		American
	S&P 500	S&P 500	S&P 500	S&P 500		Century
	Buffer -	Buffer -	Buffer -	Buffer -	Invesco V.I.	VP Mid Cap
	September	December	March	June	Technology	Value
	Series II	Series II (1)	Series II (1)	Series II (1)	Series I	Class I (1)
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$919
EXPENSES
Mortality and expense risk	73,538	64,533	63,865	29,470	634	56
Administrative fees	19,439	17,292	16,266	7,535	844	90
Total Expenses	92,977	81,825	80,131	37,005	1,478	146
Net Investment Income (Loss)	(92,977)	(81,825)	(80,131)	(37,005)	(1,478)	773
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(523,996)	(109,693)	(51,058)	(12,669)	(73,141)	(17)
Capital gain distributions	54,940	-	-	60,909	162,751	-
Realized Gain (Loss) on Investments	(469,056)	(109,693)	(51,058)	48,240	89,610	(17)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	219,343	(619,863)	(670,574)	(32,289)	(203,839)	2,424
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(342,690)	$(811,381)	$(801,763)	$(21,054)	$(115,707)	$3,180

	American	American Funds
	Century	IS American	American Funds	American Funds	American Funds	American Funds
	VP Mid Cap	High-Income	IS Asset	IS Asset	IS Capital	IS Capital
	Value	Trust	Allocation	Allocation	Income Builder	Income Builder
	Class II	Class 4	Class 1	Class 4	Class 1	Class 4
INVESTMENT INCOME
Dividends	$2,108,641	$3,268,665	$56,126	$58,698,776	$22,706	$3,084,983
EXPENSES
Mortality and expense risk	972,889	426,043	4,727	36,671,451	2,022	1,050,500
Administrative fees	213,875	96,232	6,011	7,697,225	2,104	233,098
Total Expenses	1,186,764	522,275	10,738	44,368,676	4,126	1,283,598
Net Investment Income (Loss)	921,877	2,746,390	45,388	14,330,100	18,580	1,801,385
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,707,369)	(1,271,345)	(58,865)	(30,406,345)	(2,860)	(835,925)
Capital gain distributions	13,283,244	-	147,066	369,721,764	-	-
Realized Gain (Loss) on Investments	11,575,875	(1,271,345)	88,201	339,315,419	(2,860)	(835,925)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(15,598,095)	(6,671,401)	(361,580)	(951,022,705)	(58,523)	(11,941,544)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,100,343)	$(5,196,356)	$(227,991)	$(597,377,186)	$(42,803)	$(10,976,084)

			American Funds	American Funds
	American Funds	American Funds	IS Capital World	IS Capital World	American Funds	American Funds
	IS Capital	IS Capital	Growth and	Growth and	IS Global	IS Global
	World Bond	World Bond	Income	Income	Balanced	Growth
	Class 1 (1)	Class 4	Class 1	Class 4	Class 4	Class 1
INVESTMENT INCOME
Dividends	$450	$48,553	$2,807	$1,433,056	$-	$2,876
EXPENSES
Mortality and expense risk	283	188,045	165	544,330	628,211	613
Administrative fees	323	44,364	211	133,430	150,429	771
Total Expenses	606	232,409	376	677,760	778,640	1,384
Net Investment Income (Loss)	(156)	(183,856)	2,431	755,296	(778,640)	1,492
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,967)	(769,142)	(457)	(3,258,559)	(1,649,311)	(3,400)
Capital gain distributions	2,458	381,856	14,659	15,091,915	425,512	25,928
Realized Gain (Loss) on Investments	491	(387,286)	14,202	11,833,356	(1,223,799)	22,528
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(14,053)	(4,409,911)	(23,192)	(26,973,865)	(11,623,225)	(93,014)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,718)	$(4,981,053)	$(6,559)	$(14,385,213)	$(13,625,664)	$(68,994)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-30

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
		American Funds			American Funds	American Funds
	American Funds	IS Global Small	American Funds	American Funds	IS	IS
	IS Global Growth	Capitalization	IS Growth	IS Growth	Growth-Income	Growth-Income
	Class 4	Class 4	Class 1	Class 4	Class 1	Class 4
INVESTMENT INCOME
Dividends	$673,865	$-	$8,499	$649,667	$25,408	$4,692,664
EXPENSES
Mortality and expense risk	1,313,596	330,092	1,930	6,210,430	2,510	4,347,936
Administrative fees	310,821	77,660	2,889	1,312,838	4,114	885,703
Total Expenses	1,624,417	407,752	4,819	7,523,268	6,624	5,233,639
Net Investment Income (Loss)	(950,552)	(407,752)	3,680	(6,873,601)	18,784	(540,975)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(6,205,352)	(3,101,068)	(279,000)	(20,911,856)	(23,657)	(3,983,406)
Capital gain distributions	16,933,336	13,902,598	125,307	91,581,071	127,294	43,718,297
Realized Gain (Loss) on Investments	10,727,984	10,801,530	(153,693)	70,669,215	103,637	39,734,891
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(59,296,190)	(26,092,952)	(143,492)	(310,889,074)	(305,462)	(130,274,323)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(49,518,758)	$(15,699,174)	$(293,505)	$(247,093,460)	$(183,041)	$(91,080,407)

			American Funds	American Funds	American Funds	American Funds
	American Funds	American Funds	IS International	IS International	IS Managed	IS Managed
	IS International	IS International	Growth and Income	Growth and Income	Risk Asset Allocation	Risk Asset Allocation
	Class 1	Class 4	Class 1	Class 4	Class P1 (1)	Class P2
INVESTMENT INCOME
Dividends	$7,039	$1,399,201	$9,009	$1,464,601	$2,872	$3,753,604
EXPENSES
Mortality and expense risk	338	777,688	332	452,859	91	1,728,868
Administrative fees	661	180,765	511	102,743	174	394,456
Total Expenses	999	958,453	843	555,602	265	2,123,324
Net Investment Income (Loss)	6,040	440,748	8,166	908,999	2,607	1,630,280
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,513)	(3,997,513)	(3,909)	(4,618,425)	(606)	(1,654,600)
Capital gain distributions	30,791	12,904,158	47,752	24,822,603	145	6,210,544
Realized Gain (Loss) on Investments	29,278	8,906,645	43,843	20,204,178	(461)	4,555,944
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(55,578)	(33,391,553)	(57,737)	(31,161,349)	5,595	(35,078,943)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,260)	$(24,044,160)	$(5,728)	$(10,048,172)	$7,741	$28,892,719)

			American Funds	American Funds	American Funds	American Funds
	American Funds IS	American Funds IS	IS The Bond Fund	IS The Bond Fund	IS U.S. Government	IS U.S. Government
	New World Fund	New World Fund	of America	of America	Securities	Securities
	Class 1	Class 4	Class 1	Class 4	Class 1	Class 4
INVESTMENT INCOME
Dividends	$14,662	$756,360	$85,955	$3,792,690	$28,564	$2,172,273
EXPENSES
Mortality and expense risk	1,695	604,232	2,971	1,083,805	343	589,846
Administrative fees	2,462	139,769	5,629	261,279	687	130,053
Total Expenses	4,157	744,001	8,600	1,345,084	1,030	719,899
Net Investment Income (Loss)	10,505	12,359	77,355	2,447,606	27,534	1,452,374
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(43,393)	(2,966,272)	(25,475)	(3,290,675)	(3,491)	(4,046,143)
Capital gain distributions	76,812	6,343,512	25,016	1,605,508	-	-
Realized Gain (Loss) on Investments	33,419	3,377,240	(459)	(1,685,167)	(3,491)	(4,046,143)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(225,958)	(22,705,148)	(288,065)	(21,566,138)	(24,209)	(5,860,973)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(182,034)	$(19,315,549)	$(211,169)	$(20,803,699)	$(166)	$(8,454,742)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-31

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	Variable Accounts
	American Funds	American Funds	BlackRock	BlackRock	BlackRock	BlackRock
	IS Washington	IS Washington	60/40 Target	Capital	Equity	Global
	Mutual Investors	Mutual Investors	Allocation ETF	Appreciation	Dividend	Allocation
	Class 1	Class 4	V.I. Class I	V.I. Class III	V.I. Class I	V.I. Class I
INVESTMENT INCOME
Dividends	$14,111	$3,522,168	$4,103,971	$-	$10,631	$-
EXPENSES
Mortality and expense risk	742	1,706,977	1,625,604	233,480	1,316	854
Administrative fees	1,294	401,130	405,484	51,930	1,695	1,708
Total Expenses	2,036	2,108,107	2,031,088	285,410	3,011	2,562
Net Investment Income (Loss)	12,075	1,414,061	2,072,883	(285,410)	7,620	(2,562)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(46,605)	(5,477,261)	(3,942,701)	(696,703)	(55,956)	(5,195)
Capital gain distributions	58,775	44,862,415	57,298	1,785,309	84,992	7,370
Realized Gain (Loss) on Investments	12,170	39,385,154	(3,885,403)	1,088,606	29,036	2,175
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(49,160)	(61,407,592)	(29,515,972)	(18,382,194)	(27,709)	(46,485)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,915)	$(20,608,377)	$(31,328,492)	$(17,578,998)	$8,947	$(46,872)

	BlackRock					Delaware Ivy
	Global	BlackRock	BlackRock	BlackRock	BlackRock	VIP Asset
	Allocation	High Yield	S&P 500 Index	Small Cap Index	Total Return	Strategy
	V.I. Class III	V.I. Class I	V.I. Class I	V.I. Class I	V.I. Class I	Class II
INVESTMENT INCOME
Dividends	$-	$12,499	$13,375	$44,234	$10,793	$313,774
EXPENSES
Mortality and expense risk	14,687,010	470	811	3,078	577	175,394
Administrative fees	2,703,589	668	1,414	5,625	1,107	40,049
Total Expenses	17,390,599	1,138	2,225	8,703	1,684	215,443
Net Investment Income (Loss)	(17,390,599)	11,361	11,150	35,531	9,109	98,331
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(28,418,625)	(16,933)	(62,707)	(41,610)	(504)	(667,849)
Capital gain distributions	20,321,821	-	37,963	51,657	54	1,464,019
Realized Gain (Loss) on Investments	(8,096,804)	(16,933)	(24,744)	10,047	(450)	796,170
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(241,657,776)	(15,840)	(63,825)	(383,874)	(35,014)	(3,875,035)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(267,145,179)	$(21,412)	$(77,419)	$(338,296)	$(26,355)	$(2,980,534)

				DFA VA	DFA VA	DFA VA
		DFA VA	DFA VA	Global Moderate	International	International
	Delaware Ivy	Equity Allocation	Global Bond	Allocation	Small	Value
	VIP Energy	Institutional	Institutional	Institutional	Institutional	Institutional
	Class II	Class	Class	Class	Class	Class
INVESTMENT INCOME
Dividends	$1,822,093	$2,789	$6,546	$5,554	$8,884	$52,156
EXPENSES
Mortality and expense risk	665,033	347	722	415	490	2,080
Administrative fees	141,058	446	1,106	583	654	2,874
Total Expenses	806,091	793	1,828	998	1,144	4,954
Net Investment Income (Loss)	1,016,002	1,996	4,718	4,556	7,740	47,202
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	327,287	(3,138)	(10,685)	(1,685)	(4,128)	(7,281)
Capital gain distributions	-	4,092	-	5,420	6,048	14,494
Realized Gain (Loss) on Investments	327,287	954	(10,685)	3,735	1,920	7,213
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	18,128,436	(26,987)	(19,722)	(29,515)	(36,937)	(50,703)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,471,725	$(24,037)	$(25,689)	$(21,224)	$(27,277)	$3,712

See Notes to Financial Statements	SA-32

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	DFA VA			Fidelity VIP
	Short-Term	DFA VA	DFA VA US	Consumer	Fidelity VIP	Fidelity VIP
	Fixed	US Large Value	Targeted Value	Discretionary	Contrafund	Contrafund
	Institutional Class	Institutional Class	Institutional Class	Initial Class (1)	Initial Class	Service Class 2
INVESTMENT INCOME
Dividends	$29,694	$42,840	$12,189	$-	$2,112	$808,713
EXPENSES
Mortality and expense risk	2,617	2,024	1,670	-	570	2,905,021
Administrative fees	3,963	3,573	2,320	-	778	644,433
Total Expenses	6,580	5,597	3,990	-	1,348	3,549,454
Net Investment Income (Loss)	23,114	37,243	8,199	-	764	(2,740,741)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(8,414)	(17,693)	(22,075)	-	(12,493)	(8,739,913)
Capital gain distributions	-	23,155	72,198	-	18,044	15,136,785
Realized Gain (Loss) on Investments	(8,414)	5,462	50,123	-	5,551	6,396,872
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(23,736)	(58,365)	(77,829)	43	(80,841)	(106,541,917)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,036)	$(15,660)	$(19,507)	$43	$(74,526)	$(102,885,786)

	Fidelity VIP		Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Emerging	Fidelity VIP	Extended Market	FundsManager	FundsManager	Government
	Markets	Energy	Index	60%	60%	Money Market
	Initial Class	Initial Class	Initial Class	Investor Class (1)	Service Class 2	Initial Class
INVESTMENT INCOME
Dividends	$9,990	$12,165	$19,247	$76,350	$6,535,136	$161,475
EXPENSES
Mortality and expense risk	504	688	2,461	698	3,977,286	14,481
Administrative fees	834	887	3,469	233	878,206	21,123
Total Expenses	1,338	1,575	5,930	931	4,855,492	35,604
Net Investment Income (Loss)	8,652	10,590	13,317	75,419	1,679,644	125,871
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(27,202)	(9,767)	(33,390)	(4)	(9,083,336)	-
Capital gain distributions	-	-	23,960	-	66,590,423	-
Realized Gain (Loss) on Investments	(27,202)	(9,767)	(9,430)	(4)	57,507,087	-
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,239)	119,980	(201,807)	(90,131)	(131,006,601)	-
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,789)	$120,803	$(197,920)	$(14,716)	$(71,819,870)	$125,871

	Fidelity VIP	Fidelity VIP		Fidelity VIP
	Government	Growth	Fidelity VIP	Investment	Fidelity VIP	Fidelity VIP
	Money Market	Opportunities	Index 500	Grade Bond	Strategic Income	Value Strategies
	Service Class	Initial Class	Initial Class	Initial Class	Service Class 2	Initial Class
INVESTMENT INCOME
Dividends	$6,717,208	$-	$22,176	$24,999	$2,940,410	$7,008
EXPENSES
Mortality and expense risk	4,633,336	274	2,064	811	808,075	1,044
Administrative fees	923,914	443	3,148	1,507	191,363	1,312
Total Expenses	5,557,250	717	5,212	2,318	999,438	2,356
Net Investment Income (Loss)	1,159,958	(717)	16,964	22,681	1,940,972	4,652
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	-	(14,137)	(75,884)	(1,566)	(1,873,643)	(2,943)
Capital gain distributions	-	11,590	866	4,252	93,607	24,783
Realized Gain (Loss) on Investments	-	(2,547)	(75,018)	2,686	(1,780,036)	21,840
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	-	(48,775)	(122,060)	(74,271)	(12,424,733)	(45,787)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,159,958	$(52,039)	$(180,114)	$(48,904)	$(12,263,797)	$(19,295)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-33

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
			First Trust/Dow
	First Trust	First Trust	Jones Dividend &
	Dorsey Wright Tactical Core	Multi Income Allocation	Income Allocation	Franklin Allocation	Franklin Allocation	Franklin Income
	Class I	Class I	Class I	VIP Class 2	VIP Class 4	VIP Class 1 (1)
INVESTMENT INCOME
Dividends	$568,565	$551,223	$8,701,611	$379,876	$3,510,297	$8,516
EXPENSES
Mortality and expense risk	368,071	186,568	6,501,602	157,690	2,800,207	206
Administrative fees	85,021	44,641	1,357,958	35,105	487,334	373
Total Expenses	453,092	231,209	7,859,560	192,795	3,287,541	579
Net Investment Income (Loss)	115,473	320,014	842,051	187,081	222,756	7,937
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,242,900)	(165,191)	(1,343,906)	(1,051,938)	(7,959,757)	(1,240)
Capital gain distributions	5,300,675	281,658	76,802,374	2,283,311	22,122,732	3,247
Realized Gain (Loss) on Investments	4,057,775	116,467	75,458,468	1,231,373	14,162,975	2,007
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(12,333,323)	(2,277,808)	(169,236,499)	(5,987,221)	(62,079,987)	(12,255)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,160,075)	$(1,841,327)	$(92,935,980)	$(4,568,767)	$(47,694,256)	$(2,311)

		Franklin		Franklin	Franklin	Franklin
	Franklin	Mutual Global	Franklin	Rising	Rising	Small Cap
	Income	Discovery	Mutual Shares	Dividends	Dividends	Value
	VIP Class 2	VIP Class 2	VIP Class 1 (1)	VIP Class 1	VIP Class 2	VIP Class 1 (1)
INVESTMENT INCOME
Dividends	$2,976,321	$2,224,234	$1,210	$6,076	$1,833,958	$658
EXPENSES
Mortality and expense risk	586,730	1,296,592	51	1,293	2,129,140	101
Administrative fees	122,572	281,268	101	1,656	464,495	201
Total Expenses	709,302	1,577,860	152	2,949	2,593,635	302
Net Investment Income (Loss)	2,267,019	646,374	1,058	3,127	(759,677)	356
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(888,588)	(2,002,921)	(232)	(53,874)	(841,662)	(294)
Capital gain distributions	1,208,104	13,300,887	6,143	69,687	29,261,522	9,447
Realized Gain (Loss) on Investments	319,516	11,297,966	5,911	15,813	28,419,860	9,153
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(6,593,337)	(22,001,083)	(7,337)	(31,344)	(58,505,428)	(11,648)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,006,802)	$(10,056,743)	$(368)	$(12,404)	$(30,845,245)	$(2,139)

						Goldman Sachs
	Franklin	Franklin				VIT Large Cap
	Small-Mid	Strategic	Templeton	Templeton	Templeton	Value
	Cap Growth	Income	Foreign	Global Bond	Global Bond	Institutional
	VIP Class 1	VIP Class 1	VIP Class 1	VIP Class 1	VIP Class 2	Shares (1)
INVESTMENT INCOME
Dividends	$-	$6,466	$962	$-	$-	$806
EXPENSES
Mortality and expense risk	321	226	43	152	600,806	85
Administrative fees	643	424	85	234	132,093	102
Total Expenses	964	650	128	386	732,899	187
Net Investment Income (Loss)	(964)	5,816	834	(386)	(732,899)	619
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,426)	(124)	(273)	(468)	(3,699,040)	(94)
Capital gain distributions	34,928	-	-	-	-	5,731
Realized Gain (Loss) on Investments	32,502	(124)	(273)	(468)	(3,699,040)	5,637
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(77,131)	(18,834)	(3,117)	(2,749)	173,369	(4,127)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,593)	$(13,142)	$(2,556)	$(3,603)	$(4,258,570)	$2,129

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-34

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
			Goldman Sachs
	Goldman Sachs	Goldman Sachs	VIT Trends	Janus	Janus	Janus
	VIT Mid Cap	VIT Strategic	Driven	Henderson	Henderson	Henderson
	Value	Growth	Allocation	Balanced	Balanced	Enterprise
	Institutional	Institutional	Institutional	Institutional	Service	Institutional
	Shares	Shares (1)	Shares (1)	Shares	Shares	Shares
INVESTMENT INCOME
Dividends	$1,385	$-	$-	$27,638	$57,471,264	$25
EXPENSES
Mortality and expense risk	288	102	546	3,166	51,868,478	241
Administrative fees	577	205	546	6,333	12,088,981	322
Total Expenses	865	307	1,092	9,499	63,957,459	563
Net Investment Income (Loss)	520	(307)	(1,092)	18,139	(6,486,195)	(538)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(339)	(130)	(1,921)	(45,558)	(51,206,210)	(7,268)
Capital gain distributions	29,794	20,310	9,664	61,571	149,669,817	1,994
Realized Gain (Loss) on Investments	29,455	20,180	7,743	16,013	98,463,607	(5,274)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(51,598)	(27,976)	(40,959)	(375,258)	(1,138,781,797)	10,685
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,623)	$(8,103)	$(34,308)	$(341,106)	$(1,046,804,385)	$4,873

	Janus	JPMorgan	JPMorgan	JPMorgan	JPMorgan	JPMorgan
	Henderson	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust
	Flexible Bond	Core Bond	Global Allocation	Income Builder	Mid Cap Value	U.S. Equity
	Service Shares	Class 1	Class 2	Class 2	Class 1	Class 1
INVESTMENT INCOME
Dividends	$639,201	$3,099	$164,565	$464,005	$1,087	$76
EXPENSES
Mortality and expense risk	326,913	1,957	109,038	121,181	1,617	259
Administrative fees	71,523	250	24,270	26,243	311	31
Total Expenses	398,436	2,207	133,308	147,424	1,928	290
Net Investment Income (Loss)	240,765	892	31,257	316,581	(841)	(214)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(829,222)	(1,471)	(107,007)	(113,447)	(544)	6,517
Capital gain distributions	553,247	810	725,056	376,615	16,334	2,108
Realized Gain (Loss) on Investments	(275,975)	(661)	618,049	263,168	15,790	8,625
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,437,202)	(23,938)	(3,246,090)	(2,558,081)	(20,574)	(13,242)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,472,412)	$(23,707)	$(2,596,784)	$(1,978,332)	$(5,625)	$(4,831)

						MFS
	ClearBridge		Lord Abbett		MFS	Massachusetts
	Variable	Western Asset	Bond	Lord Abbett	International	Investors
	Aggressive	Core Plus	Debenture	Total Return	Growth -	Growth Stock -
	Growth - Class II	VIT Class I	Class VC	Class VC	Initial Class	Service Class
INVESTMENT INCOME
Dividends	$-	$27,480	$6,360,699	$8,279,820	$3,703	$-
EXPENSES
Mortality and expense risk	112,201	1,793	1,259,172	1,805,700	1,545	470,525
Administrative fees	26,730	2,936	282,642	413,687	1,783	107,919
Total Expenses	138,931	4,729	1,541,814	2,219,387	3,328	578,444
Net Investment Income (Loss)	(138,931)	22,751	4,818,885	6,060,433	375	(578,444)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(694,959)	(7,305)	(3,497,292)	(3,663,769)	(6,019)	(873,522)
Capital gain distributions	1,603,651	-	401,453	558,138	35,134	9,949,445
Realized Gain (Loss) on Investments	908,692	(7,305)	(3,095,839)	(3,105,631)	29,115	9,075,923
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,897,104)	(175,486)	(24,516,727)	(46,341,244)	(93,577)	(25,558,998)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,127,343)	$(160,040)	$(22,793,681)	$(43,386,442)	$(64,087)	$(17,061,519)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-35

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2022

	Variable Accounts
	MFS	MFS	MFS	MFS	MFS	MFS
	New Discovery	Total Return	Utilities	Utilities	Value	Value
	Series -	Series -	Series -	Series -	Series -	Series -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class	Service Class
INVESTMENT INCOME
Dividends	$-	$6,528,323	$2,298	$1,528,391	$1,586	$913,768
EXPENSES
Mortality and expense risk	1,211	4,436,073	238	653,492	173	536,166
Administrative fees	1,444	926,001	286	140,267	299	118,788
Total Expenses	2,655	5,362,074	524	793,759	472	654,954
Net Investment Income (Loss)	(2,655)	1,166,249	1,774	734,632	1,114	258,814
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(31,989)	(4,530,022)	(43)	(930,538)	(295)	963,344
Capital gain distributions	161,377	38,825,149	3,643	2,687,269	6,761	4,810,145
Realized Gain (Loss) on Investments	129,388	34,295,127	3,600	1,756,731	6,466	5,773,489
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(292,677)	(88,854,681)	(1,899)	(3,296,883)	(13,801)	(12,322,452)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(165,944)	$(53,393,305)	$3,475	$(805,520)	$(6,221)	$(6,290,149)

	Neuberger Berman
	U.S. Equity	TOPS				TOPS
	Index PutWrite	Aggressive	TOPS	TOPS	TOPS	Managed Risk
	Strategy	Growth	Balanced	Conservative	Growth	Growth
	Class S	ETF Class 1 (1)	ETF Class 1	ETF Class 1 (1)	ETF Class 1	ETF Class 1 (1)
INVESTMENT INCOME
Dividends	$-	$59	$2,858	$2,813	$841	$827
EXPENSES
Mortality and expense risk	29,242	65	218	233	330	9
Administrative fees	7,630	130	291	467	342	18
Total Expenses	36,872	195	509	700	672	27
Net Investment Income (Loss)	(36,872)	(136)	2,349	2,113	169	800
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(191,179)	(10,773)	(264)	(6,182)	(5,411)	(26)
Capital gain distributions	666,350	3	2,469	2,273	309	3,660
Realized Gain (Loss) on Investments	475,171	(10,770)	2,205	(3,909)	(5,102)	3,634
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(876,896)	(366)	(15,972)	(6,687)	(19,590)	(5,002)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(438,597)	$(11,272)	$(11,418)	$(8,483)	$(24,523)	$(568)

			PIMCO	PIMCO		PIMCO
	TOPS		Commodity-	Emerging		Long-Term U.S.
	Moderate	PIMCO	RealReturn	Markets Bond -	PIMCO	Government -
	Growth	All Asset -	Strategy -	Institutional	Income -	Institutional
	ETF Class 1 (1)	Advisor Class	Advisor Class	Class	Advisor Class	Class (1)
INVESTMENT INCOME
Dividends	$894	$371,445	$8,445,402	$11,578	$698,295	$2,329
EXPENSES
Mortality and expense risk	22	48,409	392,045	466	165,697	154
Administrative fees	43	10,726	82,332	681	40,640	299
Total Expenses	65	59,135	474,377	1,147	206,337	453
Net Investment Income (Loss)	829	312,310	7,971,025	10,431	491,958	1,876
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(4)	(206,706)	(5,659,844)	(5,166)	(618,383)	(714)
Capital gain distributions	655	395,581	-	-	1,512	-
Realized Gain (Loss) on Investments	651	188,875	(5,659,844)	(5,166)	(616,871)	(714)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(417)	(1,219,149)	(2,548,685)	(34,674)	(1,584,731)	(23,483)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,063	$(717,964)	$(237,504)	$(29,409)	$(1,709,644)	$(22,321)

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-36

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	Variable Accounts
					PSF PGIM	PSF PGIM
	PIMCO	PIMCO	PSF International	PSF Mid-Cap	Jennison	Jennison
	Low Duration -	Total Return -	Growth	Growth	Growth	Value
	Institutional Class	Institutional Class	Class II	Class II	Class II	Class II
INVESTMENT INCOME
Dividends	$10,265	$17,391	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	742	930	726	351	1,170	1,273
Administrative fees	1,416	1,608	76	35	133	140
Total Expenses	2,158	2,538	802	386	1,303	1,413
Net Investment Income (Loss)	8,107	14,853	(802)	(386)	(1,303)	(1,413)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(4,079)	(22,289)	2,260	(121)	1,191	3,763
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(4,079)	(22,289)	2,260	(121)	1,191	3,763
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(26,196)	(34,235)	(22,208)	(7,796)	(47,431)	(12,199)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,168)	$(41,671)	$(20,750)	$(8,303)	$(47,543)	$(9,849)

			Schwab		State Street	T. Rowe Price
	Schwab	Schwab	VIT Balanced	Schwab	Total Return	Blue Chip
	S&P 500 Index	VIT Balanced	with Growth	VIT Growth	V.I.S. Class 3	Growth - I
INVESTMENT INCOME
Dividends	$225,623	$990,596	$2,217,352	$2,499,175	$1,190,936	$-
EXPENSES
Mortality and expense risk	28,819	230,554	517,197	532,687	3,253,341	1,032
Administrative fees	49,155	159,467	339,338	368,980	588,073	1,469
Total Expenses	77,974	390,021	856,535	901,667	3,841,414	2,501
Net Investment Income (Loss)	147,649	600,575	1,360,817	1,597,508	(2,650,478)	(2,501)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(467,628)	348,029	392,414	(673,027)	(6,653,206)	(15,730)
Capital gain distributions	140,222	1,199,016	2,734,584	3,638,051	4,450,264	43,547
Realized Gain (Loss) on Investments	(327,406)	1,547,045	3,126,998	2,965,024	(2,202,942)	27,817
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,270,675)	(13,196,190)	(30,357,237)	(35,448,935)	(59,445,045)	(221,807)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,450,432)	$(11,048,570)	$(25,869,422)	$(30,886,403)	$(64,298,465)	$(196,491)

	T. Rowe Price	T. Rowe Price	VanEck VIP			Vanguard VIF
	Equity	Health	Global Resources	Vanguard VIF	Vanguard VIF	Conservative
	Income - I	Sciences - I	Class S	Balanced	Capital Growth	Allocation
INVESTMENT INCOME
Dividends	$5,390	$-	$423,981	$98,528	$6,790	$42,765
EXPENSES
Mortality and expense risk	480	912	266,977	12,996	1,579	4,262
Administrative fees	757	1,099	56,559	20,979	2,676	7,785
Total Expenses	1,237	2,011	323,536	33,975	4,255	12,047
Net Investment Income (Loss)	4,153	(2,011)	100,445	64,553	2,535	30,718
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2,001)	(4,263)	(269,061)	(172,493)	(38,148)	(170,286)
Capital gain distributions	15,017	7,029	-	493,543	73,370	75,110
Realized Gain (Loss) on Investments	13,016	2,766	(269,061)	321,050	35,222	(95,176)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(30,143)	(40,412)	1,432,065	(1,239,513)	(145,174)	(326,302)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,974)	$(39,657)	$1,263,449	$(853,910)	$(107,417)	$(390,760)

See Notes to Financial Statements	SA-37

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2022

	Variable Accounts
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Diversified Value	Equity Income	Equity Index	Global Bond Index	Growth	High Yield Bond
INVESTMENT INCOME
Dividends	$10,221	$8,734	$31,353	$25,192	$-	$27,211
EXPENSES
Mortality and expense risk	2,481	1,998	3,333	2,432	2,305	1,331
Administrative fees	2,946	2,950	6,667	2,736	2,910	1,972
Total Expenses	5,427	4,948	10,000	5,168	5,215	3,303
Net Investment Income (Loss)	4,794	3,786	21,353	20,024	(5,215)	23,908
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(21,278)	(7,087)	(29,928)	(7,646)	(195,699)	(18,373)
Capital gain distributions	80,862	37,131	104,838	9,304	241,758	-
Realized Gain (Loss) on Investments	59,584	30,044	74,910	1,658	46,059	(18,373)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(173,465)	82,587	(560,758)	(157,191)	(358,564)	(64,941)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(109,087)	$116,417	$(464,495)	$(135,509)	$(317,720)	$(59,406)

					Vanguard VIF
					Short-Term	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Investment-	Total Bond
	International	Mid-Cap Index	Moderate Allocation	Real Estate Index	Grade	Market Index
INVESTMENT INCOME
Dividends	$2,427	$15,892	$175,290	$18,827	$34,399	$128,856
EXPENSES
Mortality and expense risk	561	3,467	17,390	1,801	5,385	12,944
Administrative fees	840	5,657	29,216	3,294	7,642	19,998
Total Expenses	1,401	9,124	46,606	5,095	13,027	32,942
Net Investment Income (Loss)	1,026	6,768	128,684	13,732	21,372	95,914
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(119,997)	(77,509)	(132,274)	(8,271)	(38,015)	(287,188)
Capital gain distributions	35,976	150,763	326,610	42,524	16,419	45,723
Realized Gain (Loss) on Investments	(84,021)	73,254	194,336	34,253	(21,596)	(241,465)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,007	(404,889)	(1,602,587)	(360,256)	(112,899)	(760,100)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(80,988)	$(324,867)	$(1,279,567)	$(312,271)	$(113,123)	$(905,651)

	Vanguard VIF
	Total
	International	Vanguard VIF
	Stock Market	Total Stock
	Index	Market Index
INVESTMENT INCOME
Dividends	$108,307	$62,144
EXPENSES
Mortality and expense risk	8,890	9,379
Administrative fees	14,258	15,640
Total Expenses	23,148	25,019
Net Investment Income (Loss)	85,159	37,125
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(66,842)	(210,004)
Capital gain distributions	113,378	332,882
Realized Gain (Loss) on Investments	46,536	122,878
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(818,870)	(1,151,349)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(687,175)	$(991,346)

See Notes to Financial Statements	SA-38

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Core Income		Diversified Bond		Floating Rate Income
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(402,474)	$(413,066)	$(2,300,476)	$(2,755,007)	$(2,059,520)	$(1,896,350)
Realized gain (loss) on investments	(532,190)	(7,658)	(5,005,758)	(373,028)	(736,909)	29,333
Change in net unrealized appreciation (depreciation) on investments	(4,494,953)	(147,565)	(38,905,212)	(3,884,202)	(2,008,250)	6,524,342
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,429,617)	(568,289)	(46,211,446)	(7,012,237)	(4,804,679)	4,657,325
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,309,364	5,910,656	10,441,602	32,741,645	12,247,378	10,197,689
Transfers between variable and fixed accounts, net	1,988,801	(1,250,320)	(7,660,091)	16,753,315	24,545,729	24,343,106
Contract benefits and terminations	(3,680,029)	(3,013,583)	(17,421,538)	(25,228,936)	(20,043,735)	(19,626,081)
Contract charges and deductions	(4,300)	(3,967)	(280,737)	(275,451)	(240,825)	(217,996)
Adjustments to net assets allocated to contracts in payout (annuitization) period	380	409	(2,117)	(3,953)	325	(9,970)
Other	2,639	(465)	3,215	(7,110)	(8,707)	957
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,616,855	1,642,730	(14,919,666)	23,979,510	16,500,165	14,687,705
NET INCREASE (DECREASE) IN NET ASSETS	(3,812,762)	1,074,441	(61,131,112)	16,967,273	11,695,486	19,345,030
NET ASSETS
Beginning of Year	39,404,318	38,329,877	242,491,985	225,524,712	153,131,393	133,786,363
End of Year	$35,591,556	$39,404,318	$181,360,873	$242,491,985	$164,826,879	$153,131,393

	Floating Rate Income		High Yield Bond		Inflation Managed
	Class P (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,521)	$(1,490)	$(1,871,145)	$(2,286,528)	$(2,538,294)	$(2,696,782)
Realized gain (loss) on investments	(6,847)	17	11,604,730	2,726,946	(1,375,154)	(67,631)
Change in net unrealized appreciation (depreciation) on investments	(5,018)	10,908	(28,715,987)	6,192,117	(23,198,842)	10,882,476
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,386)	9,435	(18,982,402)	6,632,535	(27,112,290)	8,118,063
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	602,643	816,248	3,702,160	10,100,544	8,281,465	14,714,702
Transfers between variable and fixed accounts, net	40,800	1,807	(14,654,586)	4,498,267	(4,667,467)	32,024,228
Contract benefits and terminations	(362,148)	(4,689)	(15,296,489)	(21,770,283)	(21,341,174)	(22,075,582)
Contract charges and deductions	-	-	(295,320)	(296,195)	(318,890)	(304,063)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(9,710)	(13,126)	(9,662)	(9,514)
Other	(14)	(40)	1,765	21,371	(3,775)	(155)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	281,281	813,326	(26,552,180)	(7,459,422)	(18,059,503)	24,349,616
NET INCREASE (DECREASE) IN NET ASSETS	263,895	822,761	(45,534,582)	(826,887)	(45,171,793)	32,467,679
NET ASSETS
Beginning of Year or Period	822,761	-	169,113,680	169,940,567	214,072,254	181,604,575
End of Year or Period	$1,086,656	$822,761	$123,579,098	$169,113,680	$168,900,461	$214,072,254

(1)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-39

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Intermediate Bond		Managed Bond		Short Duration Bond
	Class I (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(37,146)	$(573)	$(4,206,282)	$(5,137,019)	$(3,363,749)	$(3,833,257)
Realized gain (loss) on investments	(59,767)	(14)	9,538,846	1,113,071	(944,004)	(68,106)
Change in net unrealized appreciation (depreciation) on investments	(309,874)	(271)	(61,940,554)	(5,670,882)	(15,292,588)	(1,653,375)
Net Increase (Decrease) in Net Assets Resulting from Operations	(406,787)	(858)	(56,607,990)	(9,694,830)	(19,600,341)	(5,554,738)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,165,724	720,471	17,421,036	31,967,006	15,031,108	24,924,186
Transfers between variable and fixed accounts, net	4,313,334	264,002	(10,017,580)	22,588,787	(10,329,463)	45,560,960
Contract benefits and terminations	(141,946)	(19,594)	(49,095,017)	(55,827,165)	(41,956,377)	(54,546,352)
Contract charges and deductions	(10,484)	(25)	(585,728)	(597,715)	(1,295,262)	(1,383,425)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(38,681)	(28,409)	(479)	(52)
Other	(305)	(32)	23,452	1,498	387	3,179
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	7,326,323	964,822	(42,292,518)	(1,895,998)	(38,550,086)	14,558,496
NET INCREASE (DECREASE) IN NET ASSETS	6,919,536	963,964	(98,900,508)	(11,590,828)	(58,150,427)	9,003,758
NET ASSETS
Beginning of Year or Period	963,964	-	391,987,013	403,577,841	368,495,538	359,491,780
End of Year or Period	$7,883,500	$963,964	$293,086,505	$391,987,013	$310,345,111	$368,495,538

	Emerging Markets Debt		Dividend Growth		Equity Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(165,378)	$(208,205)	$(4,899,463)	$(5,081,372)	$(16,310,170)	$(16,901,404)
Realized gain (loss) on investments	143,218	9,377	10,444,131	5,064,990	(5,628,567)	45,849
Change in net unrealized appreciation (depreciation) on investments	(1,690,517)	(1,138,942)	(61,173,849)	95,056,118	(292,077,983)	351,066,628
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,712,677)	(1,337,770)	(55,629,181)	95,039,736	(314,016,720)	334,211,073
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	264,743	1,564,016	30,591,946	39,706,495	110,006,276	219,946,080
Transfers between variable and fixed accounts, net	(1,093,640)	809,795	(3,181,764)	3,322,200	(2,561,790)	(6,569,485)
Contract benefits and terminations	(2,167,787)	(1,874,123)	(38,649,440)	(44,770,291)	(124,618,376)	(124,097,171)
Contract charges and deductions	(29,097)	(29,124)	(792,507)	(786,669)	(608,183)	(593,228)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(4,265)	(10,881)	(12,987)	(9,467)
Other	(107)	(234)	38,021	15,576	6,704	30,765
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,025,888)	470,330	(11,998,009)	(2,523,570)	(17,788,356)	88,707,494
NET INCREASE (DECREASE) IN NET ASSETS	(4,738,565)	(867,440)	(67,627,190)	92,516,166	(331,805,076)	422,918,567
NET ASSETS
Beginning of Year	17,267,388	18,134,828	485,107,198	392,591,032	1,630,463,464	1,207,544,897
End of Year	$12,528,823	$17,267,388	$417,480,008	$485,107,198	$1,298,658,388	$1,630,463,464

(1)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-40

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Focused Growth		Growth		Hedged Equity
	Class I		Class I		Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,463,257)	$(3,270,801)	$(4,289,870)	$(5,450,750)	$(953,400)	$(148,362)
Realized gain (loss) on investments	5,710,646	815,069	13,572,389	15,907,382	(1,211,273)	15,693
Change in net unrealized appreciation (depreciation) on investments	(93,523,205)	42,551,095	(154,688,523)	72,796,833	(2,765,995)	924,584
Net Increase (Decrease) in Net Assets Resulting from Operations	(90,275,816)	40,095,363	(145,406,004)	83,253,465	(4,930,668)	791,915
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,372,052	26,882,414	16,575,457	38,593,612	39,151,807	25,517,971
Transfers between variable and fixed accounts, net	(1,007,094)	3,041,380	(786,278)	(10,456,522)	56,494,250	11,218,209
Contract benefits and terminations	(18,809,717)	(22,588,124)	(29,466,358)	(42,404,905)	(5,118,697)	(468,769)
Contract charges and deductions	(181,334)	(194,488)	(376,774)	(412,766)	(877,331)	(95,199)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(3,238)	(4,466)	(5,388)	(10,776)	-	-
Other	5,644	(1,734)	47,548	11,786	34,179	(1,623)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,623,687)	7,134,982	(14,011,793)	(14,679,571)	89,684,208	36,170,589
NET INCREASE (DECREASE) IN NET ASSETS	(98,899,503)	47,230,345	(159,417,797)	68,573,894	84,753,540	36,962,504
NET ASSETS
Beginning of Year or Period	266,598,139	219,367,794	454,798,690	386,224,796	36,962,504	-
End of Year or Period	$167,698,636	$266,598,139	$295,380,893	$454,798,690	$121,716,044	$36,962,504

	Hedged Equity		Large-Cap Core		Large-Cap Growth
	Class P (1)		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,325)	$(136)	$(3,508,685)	$(4,198,259)	$(2,981,329)	$(4,030,020)
Realized gain (loss) on investments	(2,514)	7	20,910,663	32,166,716	8,606,304	7,795,234
Change in net unrealized appreciation (depreciation) on investments	(8,811)	3,263	(83,810,553)	41,684,869	(131,126,463)	48,466,042
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,650)	3,134	(66,408,575)	69,653,326	(125,501,488)	52,231,256
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	921,232	12,800	7,705,190	7,860,014	13,230,471	32,459,983
Transfers between variable and fixed accounts, net	532,079	101,088	(2,677,191)	(8,810,113)	2,424,272	(17,163,770)
Contract benefits and terminations	(10,128)	(781)	(28,219,627)	(34,710,742)	(23,675,007)	(31,236,786)
Contract charges and deductions	(4,789)	(275)	(375,453)	(417,387)	(203,836)	(239,495)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(25,351)	(47,736)	(14,854)	(5,524)
Other	(18)	(93)	20,329	8,454	(1,424)	19,197
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,438,376	112,739	(23,572,103)	(36,117,510)	(8,240,378)	(16,166,395)
NET INCREASE (DECREASE) IN NET ASSETS	1,424,726	115,873	(89,980,678)	33,535,816	(133,741,866)	36,064,861
NET ASSETS
Beginning of Year or Period	115,873	-	317,067,817	283,532,001	328,630,649	292,565,788
End of Year or Period	$1,540,599	$115,873	$227,087,139	$317,067,817	$194,888,783	$328,630,649

(1)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-41

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Large-Cap Value		Mid-Cap Equity		Mid-Cap Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,118,935)	$(3,134,231)	$(3,061,691)	$(3,447,719)	$(3,363,220)	$(4,416,992)
Realized gain (loss) on investments	(810,820)	1,537,757	4,594,998	6,440,347	5,662,697	23,975,974
Change in net unrealized appreciation (depreciation) on investments	(16,499,662)	51,060,325	(50,140,731)	31,386,135	(119,065,705)	30,774,212
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,429,417)	49,463,851	(48,607,424)	34,378,763	(116,766,228)	50,333,194
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,308,554	19,581,232	10,470,875	19,222,736	11,925,667	31,517,119
Transfers between variable and fixed accounts, net	8,365,340	11,659,079	3,854,418	2,510,903	9,003,560	(21,612,443)
Contract benefits and terminations	(19,657,798)	(24,794,655)	(19,030,116)	(25,269,675)	(24,186,367)	(33,101,164)
Contract charges and deductions	(208,042)	(205,062)	(253,112)	(248,749)	(522,783)	(618,725)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(3,920)	(16,012)	481	(8,911)	(4,728)	(9,988)
Other	15,934	21,002	6,521	8,509	(12,698)	10,671
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,820,068	6,245,584	(4,950,933)	(3,785,187)	(3,797,349)	(23,814,530)
NET INCREASE (DECREASE) IN NET ASSETS	(16,609,349)	55,709,435	(53,558,357)	30,593,576	(120,563,577)	26,518,664
NET ASSETS
Beginning of Year	256,269,837	200,560,402	265,451,633	234,858,057	368,344,471	341,825,807
End of Year	$239,660,488	$256,269,837	$211,893,276	$265,451,633	$247,780,894	$368,344,471

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,281,872)	$(1,327,731)	$(755,340)	$(874,329)	$(1,408,645)	$(1,905,564)
Realized gain (loss) on investments	(127,452)	242,671	1,206,139	(225,082)	(1,972,493)	5,794,629
Change in net unrealized appreciation (depreciation) on investments	(8,843,335)	23,755,232	(10,400,174)	14,845,419	(44,741,138)	(3,182,181)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,252,659)	22,670,172	(9,949,375)	13,746,008	(48,122,276)	706,884
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,321,748	13,943,220	5,845,852	9,987,117	7,128,960	21,739,561
Transfers between variable and fixed accounts, net	(5,978,837)	8,478,026	(5,814,947)	697,420	11,339,161	(7,004,778)
Contract benefits and terminations	(10,015,500)	(9,812,591)	(5,417,337)	(5,389,147)	(10,269,787)	(17,325,600)
Contract charges and deductions	(168,350)	(150,041)	(93,690)	(95,377)	(306,618)	(327,663)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(634)	(223)	(3,097)	(3,930)	(2,861)	(3,703)
Other	(2,096)	3,644	(948)	(13,997)	(7,064)	(5,075)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,843,669)	12,462,035	(5,484,167)	5,182,086	7,881,791	(2,927,258)
NET INCREASE (DECREASE) IN NET ASSETS	(19,096,328)	35,132,207	(15,433,542)	18,928,094	(40,240,485)	(2,220,374)
NET ASSETS
Beginning of Year	120,534,150	85,401,943	73,712,345	54,784,251	152,924,932	155,145,306
End of Year	$101,437,822	$120,534,150	$58,278,803	$73,712,345	$112,684,447	$152,924,932

See Notes to Financial Statements	SA-42

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Small-Cap Index		Small-Cap Value		Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,066,828)	$(3,739,437)	$(1,526,985)	$(1,811,429)	$(1,868,761)	$(1,951,096)
Realized gain (loss) on investments	5,530,358	7,569,077	6,532,013	2,829,411	7,614,061	14,472,683
Change in net unrealized appreciation (depreciation) on investments	(67,238,281)	29,978,235	(29,747,506)	34,715,726	(8,773,661)	21,514,543
Net Increase (Decrease) in Net Assets Resulting from Operations	(64,774,751)	33,807,875	(24,742,478)	35,733,708	(3,028,361)	34,036,130
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,241,628	27,135,140	6,254,005	12,594,678	5,302,581	4,768,752
Transfers between variable and fixed accounts, net	1,856,404	(366,974)	(7,680,289)	3,563,972	4,833,556	(6,543,140)
Contract benefits and terminations	(22,674,898)	(28,849,524)	(11,349,843)	(13,566,118)	(16,790,518)	(20,208,874)
Contract charges and deductions	(206,775)	(224,453)	(174,141)	(183,727)	(702,903)	(766,694)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(16,204)	(5,875)	(2,896)	686	203	(8,812)
Other	(5,535)	14,024	12	1,421	8,248	5,204
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,805,380)	(2,297,662)	(12,953,152)	2,410,912	(7,348,833)	(22,753,564)
NET INCREASE (DECREASE) IN NET ASSETS	(73,580,131)	31,510,213	(37,695,630)	38,144,620	(10,377,194)	11,282,566
NET ASSETS
Beginning of Year	297,353,955	265,843,742	146,262,895	108,118,275	187,762,796	176,480,230
End of Year	$223,773,824	$297,353,955	$108,567,265	$146,262,895	$177,385,602	$187,762,796

	Value Advantage		Emerging Markets		International Growth
	Class I		Class I		Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(975,828)	$(742,863)	$(1,883,208)	$(2,579,157)	$(7,652)	$(263)
Realized gain (loss) on investments	(1,058,747)	(68,755)	(1,522,859)	4,646,603	(47,241)	(14)
Change in net unrealized appreciation (depreciation) on investments	(3,074,733)	14,757,360	(45,651,155)	(20,855,736)	(51,671)	11,559
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,109,308)	13,945,742	(49,057,222)	(18,788,290)	(106,564)	11,282
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,266,819	16,468,105	4,850,561	13,051,082	969,514	330,496
Transfers between variable and fixed accounts, net	16,072,985	4,574,230	13,420,508	3,775,999	299,146	87,401
Contract benefits and terminations	(5,860,233)	(4,287,631)	(12,475,381)	(18,199,923)	(20,116)	-
Contract charges and deductions	(92,890)	(61,315)	(320,780)	(343,481)	(801)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	181	114	(5,478)	(5,393)	-	-
Other	(6,939)	(961)	1,596	655	(49)	(15)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	17,379,923	16,692,542	5,471,026	(1,721,061)	1,247,694	417,882
NET INCREASE (DECREASE) IN NET ASSETS	12,270,615	30,638,284	(43,586,196)	(20,509,351)	1,141,130	429,164
NET ASSETS
Beginning of Year or Period	77,360,557	46,722,273	184,146,175	204,655,526	429,164	-
End of Year or Period	$89,631,172	$77,360,557	$140,559,979	$184,146,175	$1,570,294	$429,164

(1)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-43

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	International Large-Cap		International Small-Cap		International Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,880,546)	$(3,307,218)	$(461,379)	$(569,610)	$(1,453,120)	$(1,554,487)
Realized gain (loss) on investments	6,639,173	8,795,900	1,056,269	2,230,170	2,960,080	2,037,626
Change in net unrealized appreciation (depreciation) on investments	(51,327,327)	30,015,099	(8,366,212)	3,365,904	(4,674,764)	18,797,152
Net Increase (Decrease) in Net Assets Resulting from Operations	(47,568,700)	35,503,781	(7,771,322)	5,026,464	(3,167,804)	19,280,291
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,496,479	19,003,843	1,474,705	3,663,129	3,689,298	9,771,615
Transfers between variable and fixed accounts, net	3,482,446	1,225,323	9,224	(2,315,665)	(37,462)	1,172,038
Contract benefits and terminations	(19,322,980)	(29,532,247)	(3,061,804)	(4,015,961)	(8,863,055)	(14,176,083)
Contract charges and deductions	(850,226)	(917,352)	(102,936)	(103,715)	(222,629)	(209,472)
Adjustments to net assets allocated to contracts in payout (annuitization) period	49	(2,230)	(1,467)	151	(6,690)	(22,080)
Other	2,091	7,143	(1,305)	(859)	4,171	4,729
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,192,141)	(10,215,520)	(1,683,583)	(2,772,920)	(5,436,367)	(3,459,253)
NET INCREASE (DECREASE) IN NET ASSETS	(55,760,841)	25,288,261	(9,454,905)	2,253,544	(8,604,171)	15,821,038
NET ASSETS
Beginning of Year	295,626,098	270,337,837	43,597,347	41,343,803	120,222,276	104,401,238
End of Year	$239,865,257	$295,626,098	$34,142,442	$43,597,347	$111,618,105	$120,222,276

	Health Sciences		Real Estate		Technology
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,971,265)	$(4,508,758)	$(1,702,796)	$(1,936,833)	$(2,235,497)	$(2,938,997)
Realized gain (loss) on investments	27,529,852	12,927,756	13,677,917	8,575,791	(513,101)	3,257,968
Change in net unrealized appreciation (depreciation) on investments	(48,919,674)	25,810,461	(52,661,964)	39,134,236	(83,086,408)	25,005,805
Net Increase (Decrease) in Net Assets Resulting from Operations	(25,361,087)	34,229,459	(40,686,843)	45,773,194	(85,835,006)	25,324,776
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,153,360	23,619,567	4,107,175	7,213,706	10,242,383	22,494,595
Transfers between variable and fixed accounts, net	(8,261,466)	4,761,743	(6,303,489)	161,615	10,702,987	(5,709,371)
Contract benefits and terminations	(31,672,584)	(38,052,704)	(13,649,119)	(16,341,905)	(17,833,821)	(20,464,410)
Contract charges and deductions	(326,059)	(332,994)	(222,574)	(223,797)	(192,954)	(211,519)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(7,824)	(13,300)	(2,620)	(15,411)	(4,562)	(9,759)
Other	4,708	9,943	(2,246)	116	(152)	5,995
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(28,109,865)	(10,007,745)	(16,072,873)	(9,205,676)	2,913,881	(3,894,469)
NET INCREASE (DECREASE) IN NET ASSETS	(53,470,952)	24,221,714	(56,759,716)	36,567,518	(82,921,125)	21,430,307
NET ASSETS
Beginning of Year	343,506,288	319,284,574	161,408,914	124,841,396	230,161,585	208,731,278
End of Year	$290,035,336	$343,506,288	$104,649,198	$161,408,914	$147,240,460	$230,161,585

See Notes to Financial Statements	SA-44

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year/Period Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	ESG Diversified		ESG Diversified		ESG Diversified Growth
	Class I (1)		Class P (2)		Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(79,893)	$(23,047)	$(126)		$(4,981)	$(206)
Realized gain (loss) on investments	(98,848)	(2,665)	(5)		(24,785)	(1,684)
Change in net unrealized appreciation (depreciation) on investments	(993,570)	200,851	(9,447)		(56,417)	6,196
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,172,311)	175,139	(9,578)		(86,183)	4,306
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,370,687	3,356,231	467,699		629,934	213,900
Transfers between variable and fixed accounts, net	1,853,349	1,351,514	-		57,484	12,256
Contract benefits and terminations	(289,457)	(13,484)	(158)		(12,596)	(877)
Contract charges and deductions	(75,385)	(17,498)	-		(1,127)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	(154)	(1,805)	(5)		815	(5)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,859,040	4,674,958	467,536		674,510	225,274
NET INCREASE (DECREASE) IN NET ASSETS	3,686,729	4,850,097	457,958		588,327	229,580
NET ASSETS
Beginning of Year or Period	4,850,097	-	-		229,580	-
End of Year or Period	$8,536,826	$4,850,097	$457,958		$817,907	$229,580

	ESG Diversified Growth		PSF Avantis		PSF Avantis
	Class P (2)		Balanced Allocation Class D		Balanced Allocation Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(17)		$(3,838,712)	$(4,002,041)	$(7,155)	$(1,236)
Realized gain (loss) on investments	-		(3,303,567)	(142,942)	(22,981)	179
Change in net unrealized appreciation (depreciation) on investments	808		(50,928,415)	37,925,370	(204,579)	14,708
Net Increase (Decrease) in Net Assets Resulting from Operations	791		(58,070,694)	33,780,387	(234,715)	13,651
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,429		26,098,810	55,952,319	427,288	1,596,972
Transfers between variable and fixed accounts, net	8,400		(9,420,078)	13,181,173	(6,194)	-
Contract benefits and terminations	(31)		(24,443,372)	(21,223,871)	(6,649)	(2,920)
Contract charges and deductions	-		(3,057,496)	(2,568,841)	(630)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		159	157	-	-
Other	(1)		15,739	(6,466)	(541)	(255)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	19,797		(10,806,238)	45,334,471	413,274	1,593,797
NET INCREASE (DECREASE) IN NET ASSETS	20,588		(68,876,932)	79,114,858	178,559	1,607,448
NET ASSETS
Beginning of Year or Period	-		366,915,479	287,800,621	1,607,448	-
End of Year or Period	$20,588		$298,038,547	$366,915,479	$1,786,007	$1,607,448

(1)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-45

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Conservative Growth Class I		Conservative Growth Class P (1)		Moderate Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,988,002)	$(6,950,482)	$(6,206)	$(98)	$(27,975,904)	$(31,771,719)
Realized gain (loss) on investments	10,542,197	9,299,244	(3,655)	(2)	44,832,529	22,828,961
Change in net unrealized appreciation (depreciation) on investments	(92,617,207)	26,255,915	(149,716)	389	(463,969,066)	238,347,011
Net Increase (Decrease) in Net Assets Resulting from Operations	(88,063,012)	28,604,677	(159,577)	289	(447,112,441)	229,404,253
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,023,767	33,248,614	497,712	78,675	126,050,847	244,225,891
Transfers between variable and fixed accounts, net	359,381	24,620,840	1,214,237	182	8,249,526	40,426,196
Contract benefits and terminations	(51,565,625)	(74,822,073)	(15,274)	(318)	(222,208,471)	(285,753,068)
Contract charges and deductions	(3,531,109)	(3,393,142)	(3,650)	(162)	(23,036,857)	(20,984,238)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(311)	(15,180)	-	-	1,098	937
Other	1,298	1,444	(23)	(4)	(19,786)	(54,851)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(38,712,599)	(20,359,497)	1,693,002	78,373	(110,963,643)	(22,139,133)
NET INCREASE (DECREASE) IN NET ASSETS	(126,775,611)	8,245,180	1,533,425	78,662	(558,076,084)	207,265,120
NET ASSETS
Beginning of Year or Period	574,372,129	566,126,949	78,662	-	2,700,163,391	2,492,898,271
End of Year or Period	$447,596,518	$574,372,129	$1,612,087	$78,662	$2,142,087,307	$2,700,163,391

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Moderate Growth Class P (1)		Growth Class I		Growth Class P (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,207)	$(342)	$(18,228,934)	$(16,704,444)	$(3,073)	$(539)
Realized gain (loss) on investments	(1,630)	4	(14,230,106)	(891,469)	(11,955)	17
Change in net unrealized appreciation (depreciation) on investments	(38,396)	2,064	(263,383,583)	173,221,321	(100,103)	9,000
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,233)	1,726	(295,842,623)	155,625,408	(115,131)	8,478
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	175,292	186,173	200,460,935	388,570,455	757,392	229,932
Transfers between variable and fixed accounts, net	248,166	-	43,834,560	56,107,340	(52,330)	(80)
Contract benefits and terminations	(5,304)	(423)	(80,438,271)	(92,749,065)	(5,998)	(1,120)
Contract charges and deductions	(4,478)	(579)	(11,484,064)	(7,778,676)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(12,269)	(3,688)	-	-
Other	(9,277)	(3)	39,642	(29,010)	(742)	80
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	404,399	185,168	152,400,533	344,117,356	698,322	228,812
NET INCREASE (DECREASE) IN NET ASSETS	362,166	186,894	(143,442,090)	499,742,764	583,191	237,290
NET ASSETS
Beginning of Year or Period	186,894	-	1,595,184,020	1,095,441,256	237,290	-
End of Year or Period	$549,060	$186,894	$1,451,741,930	$1,595,184,020	$820,481	$237,290

(1)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-46

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Conservative Class I		Moderate-Conservative Class I		Moderate Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(16,589,995)	$(20,725,017)	$(23,498,679)	$(29,610,713)	$(102,665,672)	$(128,538,239)
Realized gain (loss) on investments	34,480,155	64,788,253	89,872,600	113,916,575	419,332,885	566,219,345
Change in net unrealized appreciation (depreciation) on investments	(215,921,424)	(33,977,961)	(379,222,664)	13,257,239	(1,735,145,502)	214,867,298
Net Increase (Decrease) in Net Assets Resulting from Operations	(198,031,264)	10,085,275	(312,848,743)	97,563,101	(1,418,478,289)	652,548,404
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	29,563,839	31,291,408	23,500,234	34,144,804	81,840,091	131,691,385
Transfers between variable and fixed accounts, net	43,906,031	22,848,851	(7,031,489)	(7,544,863)	(56,827,109)	(21,813,770)
Contract benefits and terminations	(173,377,967)	(229,519,048)	(216,701,733)	(243,621,378)	(781,955,009)	(1,042,393,086)
Contract charges and deductions	(10,603,306)	(11,197,704)	(12,772,043)	(13,699,391)	(59,695,635)	(62,941,147)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(44,515)	2,089	(9,630)	(60,190)	(87,051)	(182,142)
Other	38,588	13,074	15,466	22,575	257,464	209,860
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(110,517,330)	(186,561,330)	(212,999,195)	(230,758,443)	(816,467,249)	(995,428,900)
NET INCREASE (DECREASE) IN NET ASSETS	(308,548,594)	(176,476,055)	(525,847,938)	(133,195,342)	(2,234,945,538)	(342,880,496)
NET ASSETS
Beginning of Year	1,358,240,285	1,534,716,340	2,000,947,661	2,134,143,003	8,618,931,342	8,961,811,838
End of Year	$1,049,691,691	$1,358,240,285	$1,475,099,723	$2,000,947,661	$6,383,985,804	$8,618,931,342

	Portfolio Optimization		Portfolio Optimization		Invesco Oppenheimer V.I.
	Growth Class I		Aggressive-Growth Class I		International Growth Series I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(95,908,442)	$(118,579,495)	$(20,734,129)	$(25,473,437)	$(66)	$(26)
Realized gain (loss) on investments	374,489,694	531,324,751	77,918,796	114,546,721	2,668	1,768
Change in net unrealized appreciation (depreciation) on investments	(1,654,108,352)	436,693,617	(365,153,425)	129,573,944	(7,921)	(2,572)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,375,527,100)	849,438,873	(307,968,758)	218,647,228	(5,319)	(830)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	59,607,312	107,896,524	11,761,592	17,556,897	-	20,241
Transfers between variable and fixed accounts, net	(53,839,349)	(48,873,851)	(4,430,638)	(3,659,323)	-	-
Contract benefits and terminations	(579,045,750)	(834,772,702)	(119,274,273)	(173,610,934)	(76)	(40)
Contract charges and deductions	(55,131,733)	(55,676,404)	(10,219,651)	(10,196,333)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(25,938)	(22,108)	2,294	(103,709)	-	-
Other	122,735	34,685	48,928	36,125	(1)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(628,312,723)	(831,413,856)	(122,111,748)	(169,977,277)	(77)	20,202
NET INCREASE (DECREASE) IN NET ASSETS	(2,003,839,823)	18,025,017	(430,080,506)	48,669,951	(5,396)	19,372
NET ASSETS
Beginning of Year or Period	7,766,098,564	7,748,073,547	1,675,735,514	1,627,065,563	19,372	-
End of Year or Period	$5,762,258,741	$7,766,098,564	$1,245,655,008	$1,675,735,514	$13,976	$19,372

(1)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-47

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Invesco Oppenheimer V.I.		Invesco V.I. American		Invesco V.I. Balanced-Risk
	International Growth Series II		Value Series I (1)		Allocation Series I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(198,001)	$(238,758)	$188		$9,359	$675
Realized gain (loss) on investments	2,040,346	1,912,840	7,713		4,225	727
Change in net unrealized appreciation (depreciation) on investments	(8,346,199)	69,519	(4,454)		(23,242)	(660)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,503,854)	1,743,601	3,447		(9,658)	742
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	667,096	2,690,198	-		106,856	22,636
Transfers between variable and fixed accounts, net	1,150,310	1,946,946	39,448		-	-
Contract benefits and terminations	(1,631,721)	(1,740,491)	(455)		(380)	(62)
Contract charges and deductions	(5,993)	(6,994)	-		(328)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(2,613)	-	-		-	-
Other	3,745	5,284	(1)		(2)	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	180,824	2,894,943	38,992		106,146	22,571
NET INCREASE (DECREASE) IN NET ASSETS	(6,323,030)	4,638,544	42,439		96,488	23,313
NET ASSETS
Beginning of Year or Period	23,274,851	18,636,307	-		23,313	-
End of Year or Period	$16,951,821	$23,274,851	$42,439		$119,801	$23,313

	Invesco V.I. Balanced-Risk		Invesco V.I. Discovery		Invesco V.I. Equity and
	Allocation Series II		Mid Cap Growth Series I (2)		Income Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$19,482,203	$5,161,289	$(236)	$(88)	$219,707	$336,510
Realized gain (loss) on investments	6,755,623	10,490,515	19,588	2,828	7,027,146	1,009,251
Change in net unrealized appreciation (depreciation) on investments	(79,689,589)	8,282,406	(36,364)	(6)	(12,715,463)	7,951,614
Net Increase (Decrease) in Net Assets Resulting from Operations	(53,451,763)	23,934,210	(17,012)	2,734	(5,468,610)	9,297,375
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,394,003	21,374,089	69,063	30,799	1,924,960	2,631,199
Transfers between variable and fixed accounts, net	53,864,832	(68,893)	5,411	(1,695)	2,304,553	(1,334,985)
Contract benefits and terminations	(31,486,326)	(42,379,828)	(1,542)	(758)	(4,999,778)	(5,406,529)
Contract charges and deductions	(3,710,266)	(3,100,845)	-	-	(91,504)	(92,633)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	22	84
Other	38,034	2,810	-	60	11,644	91
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	34,100,277	(24,172,667)	72,932	28,406	(850,103)	(4,202,773)
NET INCREASE (DECREASE) IN NET ASSETS	(19,351,486)	(238,457)	55,920	31,140	(6,318,713)	5,094,602
NET ASSETS
Beginning of Year or Period	314,671,401	314,909,858	31,140	-	60,323,270	55,228,668
End of Year or Period	$295,319,915	$314,671,401	$87,060	$31,140	$54,004,557	$60,323,270

(1)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-48

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Invesco V.I. EQV International		Invesco V.I. Global		Invesco V.I.
	Equity Series I (1)		Real Estate Series II		Global Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(30)		$125,652	$132,064	$(244,070)	$(312,828)
Realized gain (loss) on investments	(6,796)		(277,466)	(53,794)	2,553,200	1,384,657
Change in net unrealized appreciation (depreciation) on investments	-		(2,555,718)	1,844,386	(11,171,692)	2,100,444
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,826)		(2,707,532)	1,922,656	(8,862,562)	3,172,273
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	76,804		991,342	1,788,795	869,234	2,348,910
Transfers between variable and fixed accounts, net	(69,966)		259,062	(99,148)	450,397	701,963
Contract benefits and terminations	(14)		(884,808)	(1,204,844)	(2,027,880)	(1,741,435)
Contract charges and deductions	-		(1,794)	(1,585)	(8,050)	(9,574)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	43	52
Other	2		(300)	3,045	4,836	1,276
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6,826		363,502	486,263	(711,420)	1,301,192
NET INCREASE (DECREASE) IN NET ASSETS	-		(2,344,030)	2,408,919	(9,573,982)	4,473,465
NET ASSETS
Beginning of Year or Period	-		10,349,102	7,940,183	27,219,534	22,746,069
End of Year or Period	$-		$8,005,072	$10,349,102	$17,645,552	$27,219,534

	Invesco V.I. Main Street		Invesco V.I. Nasdaq 100 Buffer -		Invesco V.I. Nasdaq 100 Buffer -
	Small Cap Fund Series I (2)		September Series I (3)		September Series II (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,125	$52	$(319)		$(16,442)	$(545)
Realized gain (loss) on investments	31,052	1,718	(190)		(135,759)	25
Change in net unrealized appreciation (depreciation) on investments	(36,913)	(820)	(12,393)		(122,816)	6,534
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,736)	950	(12,902)		(275,017)	6,014
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	137,369	62,535	-		1,370,396	239,644
Transfers between variable and fixed accounts, net	551,387	(159)	94,278		599,943	240,694
Contract benefits and terminations	(2,303)	(78)	(1,356)		(24,781)	(2,722)
Contract charges and deductions	-	-	-		(229)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-	-
Other	425	(66)	13		(5,551)	(21)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	686,878	62,232	92,935		1,939,778	477,595
NET INCREASE (DECREASE) IN NET ASSETS	682,142	63,182	80,033		1,664,761	483,609
NET ASSETS
Beginning of Year or Period	63,182	-	-		483,609	-
End of Year or Period	$745,324	$63,182	$80,033		$2,148,370	$483,609

(1)	Operations commenced or resumed during 2022 and all units were fully redeemed or transferred prior to December 31, 2022 (See Financial Highlights for commencement date of operations and date of full redemption).
(2)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).
(3)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-49

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Period Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2022	2022	2022	2021
	Invesco V.I. Nasdaq 100 Buffer -	Invesco V.I. Nasdaq 100 Buffer -	Invesco V.I. Nasdaq 100 Buffer -
	December Series I (1)	December Series II (1)	March Series I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(46)	$(26,911)	$(18)
Realized gain (loss) on investments	(2)	(99,077)	(2)
Change in net unrealized appreciation (depreciation) on investments	(1,674)	(469,594)	(816)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,722)	(595,582)	(836)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	1,438,091	-
Transfers between variable and fixed accounts, net	13,456	1,772,450	13,194
Contract benefits and terminations	-	(10,916)	(15)
Contract charges and deductions	-	(258)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-
Other	(1)	(584)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	13,455	3,198,783	13,179
NET INCREASE (DECREASE) IN NET ASSETS	11,733	2,603,201	12,343
NET ASSETS
Beginning of Period	-	-	-
End of Period	$11,733	$2,603,201	$12,343

	Invesco V.I. Nasdaq 100 Buffer -	Invesco V.I. Nasdaq 100 Buffer -	Invesco V.I. S&P 500 Buffer -
	March Series II (1)	June Series II (1)	September Series I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(8,847)	$(15,825)	$(1,432)	$(11)
Realized gain (loss) on investments	(9,771)	(10,701)	1	508
Change in net unrealized appreciation (depreciation) on investments	(110,445)	(132,527)	(15,124)	(291)
Net Increase (Decrease) in Net Assets Resulting from Operations	(129,063)	(159,053)	(16,555)	206
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	824,251	345,661	263,931	18,316
Transfers between variable and fixed accounts, net	459,019	2,890,511	121,746	-
Contract benefits and terminations	(3,872)	(21,403)	(3,709)	(26)
Contract charges and deductions	(18)	(510)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-
Other	(76)	(243)	2	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,279,304	3,214,016	381,970	18,290
NET INCREASE (DECREASE) IN NET ASSETS	1,150,241	3,054,963	365,415	18,496
NET ASSETS
Beginning of Year or Period	-	-	18,496	-
End of Year or Period	$1,150,241	$3,054,963	$383,911	$18,496

(1)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-50

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022
	Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -		Invesco V.I. S&P 500 Buffer -
	September Series II (1)		December Series II (2)		March Series II (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(92,977)	$(3,877)	$(81,825)		$(80,131)
Realized gain (loss) on investments	(469,056)	51,414	(109,693)		(51,058)
Change in net unrealized appreciation (depreciation) on investments	219,343	(1,520)	(619,863)		(670,574)
Net Increase (Decrease) in Net Assets Resulting from Operations	(342,690)	46,017	(811,381)		(801,763)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,348,905	556,125	3,379,911		1,250,893
Transfers between variable and fixed accounts, net	3,244,923	3,706,044	5,788,909		9,043,771
Contract benefits and terminations	(69,494)	(5,370)	(90,279)		(254,621)
Contract charges and deductions	(216)	(1,846)	(1,450)		(1,378)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-		-
Other	13,930	(173)	(14,440)		(14,555)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	8,538,048	4,254,780	9,062,651		10,024,110
NET INCREASE (DECREASE) IN NET ASSETS	8,195,358	4,300,797	8,251,270		9,222,347
NET ASSETS
Beginning of Year or Period	4,300,797	-	-		-
End of Year or Period	$12,496,155	$4,300,797	$8,251,270		$9,222,347

	Invesco V.I. S&P 500 Buffer -		Invesco V.I.		American Century
	June Series II (2)		Technology Series I (1)		VP Mid Cap Value Class I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(37,005)		$(1,478)	$(226)	$773
Realized gain (loss) on investments	48,240		89,610	9,215	(17)
Change in net unrealized appreciation (depreciation) on investments	(32,289)		(203,839)	(4,881)	2,424
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,054)		(115,707)	4,108	3,180
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,928,901		245,947	134,340	65,161
Transfers between variable and fixed accounts, net	6,457,004		258,003	-	106,206
Contract benefits and terminations	(60,551)		(2,106)	(260)	(279)
Contract charges and deductions	(1,449)		-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	-
Other	(469)		(2,658)	(342)	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	8,323,436		499,186	133,738	171,085
NET INCREASE (DECREASE) IN NET ASSETS	8,302,382		383,479	137,846	174,265
NET ASSETS
Beginning of Year or Period	-		137,846	-	-
End of Year or Period	$8,302,382		$521,325	$137,846	$174,265

(1)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-51

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	American Century		American Funds IS American		American Funds IS Asset
	VP Mid Cap Value Class II		High-Income Trust Class 4		Allocation Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$921,877	$(152,810)	$2,746,390	$1,275,410	$45,388	$18,804
Realized gain (loss) on investments	11,575,875	126,847	(1,271,345)	(17,893)	88,201	2,821
Change in net unrealized appreciation (depreciation) on investments	(15,598,095)	18,105,859	(6,671,401)	1,542,872	(361,580)	34,208
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,100,343)	18,079,896	(5,196,356)	2,800,389	(227,991)	55,833
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	6,248,240	8,894,519	4,024,376	6,810,269	1,708,464	1,642,836
Transfers between variable and fixed accounts, net	5,731,873	1,290,173	1,371,071	9,557,080	9,866	(188)
Contract benefits and terminations	(10,210,967)	(10,269,523)	(5,311,489)	(3,960,562)	(351,596)	(6,691)
Contract charges and deductions	(49,976)	(37,455)	(33,548)	(26,212)	(12,436)	(2,412)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(4,112)	(386)	-	-	-	-
Other	(25,962)	12,253	3,476	(1,054)	76	(63)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,689,096	(110,419)	53,886	12,379,521	1,354,374	1,633,482
NET INCREASE (DECREASE) IN NET ASSETS	(1,411,247)	17,969,477	(5,142,470)	15,179,910	1,126,383	1,689,315
NET ASSETS
Beginning of Year or Period	101,993,283	84,023,806	50,527,382	35,347,472	1,689,315	-
End of Year or Period	$100,582,036	$101,993,283	$45,384,912	$50,527,382	$2,815,698	$1,689,315

	American Funds IS Asset		American Funds IS Capital		American Funds IS Capital
	Allocation Class 4		Income Builder Class 1 (1)		Income Builder Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$14,330,100	$3,441,071	$18,580	$8,489	$1,801,385	$1,734,586
Realized gain (loss) on investments	339,315,419	130,344,737	(2,860)	(78)	(835,925)	25,544
Change in net unrealized appreciation (depreciation) on investments	(951,022,705)	346,276,705	(58,523)	13,470	(11,941,544)	13,090,035
Net Increase (Decrease) in Net Assets Resulting from Operations	(597,377,186)	480,062,513	(42,803)	21,881	(10,976,084)	14,850,165
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	186,733,117	403,507,959	322,039	529,615	8,712,006	12,040,367
Transfers between variable and fixed accounts, net	1,406,950	73,156,268	9,755	723	2,734,930	4,761,241
Contract benefits and terminations	(308,154,749)	(425,286,625)	(22,828)	(4,504)	(11,789,513)	(11,079,703)
Contract charges and deductions	(37,536,242)	(33,644,558)	-	-	(153,268)	(158,005)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(282)	818	-	-	(549)	(691)
Other	39,632	(22,499)	(2)	(22)	569	(4,203)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(157,511,574)	17,711,363	308,964	525,812	(495,825)	5,559,006
NET INCREASE (DECREASE) IN NET ASSETS	(754,888,760)	497,773,876	266,161	547,693	(11,471,909)	20,409,171
NET ASSETS
Beginning of Year or Period	4,084,199,482	3,586,425,606	547,693	-	129,329,044	108,919,873
End of Year or Period	$3,329,310,722	$4,084,199,482	$813,854	$547,693	$117,857,135	$129,329,044

(1)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-52

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	American Funds IS		American Funds IS		American Funds IS Capital World
	Capital World Bond Class 1 (1)		Capital World Bond Class 4		Growth and Income Class 1 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(156)		$(183,856)	$137,554	$2,431	$631
Realized gain (loss) on investments	491		(387,286)	454,034	14,202	-
Change in net unrealized appreciation (depreciation) on investments	(14,053)		(4,409,911)	(2,008,182)	(23,192)	739
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,718)		(4,981,053)	(1,416,594)	(6,559)	1,370
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	169,847		1,615,973	4,751,087	16,190	45,727
Transfers between variable and fixed accounts, net	-		735,773	4,333,424	76,244	-
Contract benefits and terminations	(10,923)		(1,723,053)	(1,978,421)	(341)	(88)
Contract charges and deductions	-		(35,422)	(29,546)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		(334)	-	-	-
Other	(8)		39	(436)	(2)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	158,916		592,976	7,076,108	92,091	45,640
NET INCREASE (DECREASE) IN NET ASSETS	145,198		(4,388,077)	5,659,514	85,532	47,010
NET ASSETS
Beginning of Year or Period	-		25,825,264	20,165,750	47,010	-
End of Year or Period	$145,198		$21,437,187	$25,825,264	$132,542	$47,010

	American Funds IS Capital World		American Funds IS		American Funds IS
	Growth and Income Class 4		Global Balanced Class 4		Global Growth Class 1 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$755,296	$371,865	$(778,640)	$(200,298)	$1,492	$100
Realized gain (loss) on investments	11,833,356	1,464,401	(1,223,799)	4,582,900	22,528	(7)
Change in net unrealized appreciation (depreciation) on investments	(26,973,865)	6,336,147	(11,623,225)	2,743,023	(93,014)	6,636
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,385,213)	8,172,413	(13,625,664)	7,125,625	(68,994)	6,729
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,980,241	13,982,012	4,150,080	12,829,414	70,145	228,091
Transfers between variable and fixed accounts, net	(800,763)	7,637,656	(607,970)	2,709,174	112,489	(117)
Contract benefits and terminations	(5,845,848)	(5,275,462)	(9,337,040)	(4,673,728)	(2,905)	(1,037)
Contract charges and deductions	(73,823)	(63,143)	(86,721)	(78,491)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	175	(594)	14	(722)	-	-
Other	(6,121)	(3,896)	2,130	(917)	(1)	(507)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(746,139)	16,276,573	(5,879,507)	10,784,730	179,728	226,430
NET INCREASE (DECREASE) IN NET ASSETS	(15,131,352)	24,448,986	(19,505,171)	17,910,355	110,734	233,159
NET ASSETS
Beginning of Year or Period	78,541,858	54,092,872	87,287,347	69,376,992	233,159	-
End of Year or Period	$63,410,506	$78,541,858	$67,782,176	$87,287,347	$343,893	$233,159

(1)	Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-53

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	American Funds IS		American Funds IS Global		American Funds IS
	Global Growth Class 4		Small Capitalization Class 4		Growth Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(950,552)	$(1,530,062)	$(407,752)	$(465,324)	$3,680	$655
Realized gain (loss) on investments	10,727,984	7,980,770	10,801,530	955,957	(153,693)	(82)
Change in net unrealized appreciation (depreciation) on investments	(59,296,190)	16,228,027	(26,092,952)	1,295,382	(143,492)	22,045
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,518,758)	22,678,735	(15,699,174)	1,786,015	(293,505)	22,618
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,262,145	30,693,904	3,784,975	12,215,139	839,580	433,803
Transfers between variable and fixed accounts, net	2,524,041	2,765,024	3,167,847	1,830,789	997,556	-
Contract benefits and terminations	(9,485,197)	(14,353,632)	(2,058,746)	(2,153,708)	(15,059)	(2,382)
Contract charges and deductions	(134,718)	(130,274)	(66,105)	(62,572)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	186	(1,069)	(206)	-	-	-
Other	1,248	10,527	(607)	3,630	(2,213)	39
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,167,705	18,984,480	4,827,158	11,833,278	1,819,864	431,460
NET INCREASE (DECREASE) IN NET ASSETS	(47,351,053)	41,663,215	(10,872,016)	13,619,293	1,526,359	454,078
NET ASSETS
Beginning of Year or Period	191,919,469	150,256,254	49,766,826	36,147,533	454,078	-
End of Year or Period	$144,568,416	$191,919,469	$38,894,810	$49,766,826	$1,980,437	$454,078

	American Funds IS		American Funds IS		American Funds IS
	Growth Class 4		Growth-Income Class 1 (1)		Growth-Income Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(6,873,601)	$(8,502,518)	$18,784	$3,626	$(540,975)	$(1,156,799)
Realized gain (loss) on investments	70,669,215	93,562,466	103,637	548	39,734,891	4,759,197
Change in net unrealized appreciation (depreciation) on investments	(310,889,074)	47,132,942	(305,462)	18,282	(130,274,323)	88,945,461
Net Increase (Decrease) in Net Assets Resulting from Operations	(247,093,460)	132,192,890	(183,041)	22,456	(91,080,407)	92,547,859
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	42,881,827	98,961,721	1,442,982	449,230	27,749,693	62,287,575
Transfers between variable and fixed accounts, net	11,269,610	(11,852,333)	11,291	-	(5,183,883)	5,093,129
Contract benefits and terminations	(56,324,937)	(65,487,817)	(44,181)	(2,372)	(38,961,711)	(47,327,558)
Contract charges and deductions	(585,261)	(578,904)	-	-	(433,669)	(453,295)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(6,930)	(9,018)	-	-	(2,054)	(466)
Other	17,148	(13,695)	(85)	(6)	(2,458)	(625)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,748,543)	21,019,954	1,410,007	446,852	(16,834,082)	19,598,760
NET INCREASE (DECREASE) IN NET ASSETS	(249,842,003)	153,212,844	1,226,966	469,308	(107,914,489)	112,146,619
NET ASSETS
Beginning of Year or Period	802,146,017	648,933,173	469,308	-	518,625,840	406,479,221
End of Year or Period	$552,304,014	$802,146,017	$1,696,274	$469,308	$410,711,351	$518,625,840

(1)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-54

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	American Funds IS		American Funds IS		American Funds IS International
	International Class 1 (1)		International Class 4		Growth and Income Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,040	$1,600	$440,748	$1,418,361	$8,166	$2,099
Realized gain (loss) on investments	29,278	(4)	8,906,645	(77,429)	43,843	(20)
Change in net unrealized appreciation (depreciation) on investments	(55,578)	(3,634)	(33,391,553)	(4,541,804)	(57,737)	(3,938)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,260)	(2,038)	(24,044,160)	(3,200,872)	(5,728)	(1,859)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	324,951	61,404	4,822,331	12,961,320	197,209	115,783
Transfers between variable and fixed accounts, net	7,808	1,327	2,772,926	5,825,892	9,677	458
Contract benefits and terminations	(1,182)	(26)	(6,675,215)	(8,233,277)	(606)	(240)
Contract charges and deductions	-	-	(194,637)	(203,689)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	509	(1)	4,680	(3,826)	(6)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	332,086	62,704	730,085	10,346,420	206,274	116,000
NET INCREASE (DECREASE) IN NET ASSETS	311,826	60,666	(23,314,075)	7,145,548	200,546	114,141
NET ASSETS
Beginning of Year or Period	60,666	-	108,416,162	101,270,614	114,141	-
End of Year or Period	$372,492	$60,666	$85,102,087	$108,416,162	$314,687	$114,141

	American Funds IS International		American Funds IS Managed Risk		American Funds IS Managed Risk
	Growth and Income Class 4		Asset Allocation Class P1 (2)		Asset Allocation Class P2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$908,999	$1,051,270	$2,607	$(305)	$1,630,280	$168,383
Realized gain (loss) on investments	20,204,178	180,119	(461)	5,986	4,555,944	(19,769)
Change in net unrealized appreciation (depreciation) on investments	(31,161,349)	1,044,096	5,595	-	(35,078,943)	18,440,302
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,048,172)	2,275,485	7,741	5,681	(28,892,719)	18,588,916
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,623,642	6,817,806	151,470	579,121	18,105,945	28,738,797
Transfers between variable and fixed accounts, net	1,413,297	(497,425)	134,239	(584,273)	319,322	6,643,745
Contract benefits and terminations	(4,919,115)	(5,202,418)	(4,550)	(522)	(15,032,750)	(20,582,779)
Contract charges and deductions	(51,555)	(55,587)	-	-	(2,001,773)	(1,699,504)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	64	63
Other	(678)	1,611	(2)	(7)	(1,097)	(10,008)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	65,591	1,063,987	281,157	(5,681)	1,389,711	13,090,314
NET INCREASE (DECREASE) IN NET ASSETS	(9,982,581)	3,339,472	288,898	-	(27,503,008)	31,679,230
NET ASSETS
Beginning of Year or Period	61,908,949	58,569,477	-	-	193,789,068	162,109,838
End of Year or Period	$51,926,368	$61,908,949	$288,898	$-	$166,286,060	$193,789,068

(1)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2021 and all units were fully redeemed or transferred prior to December 31, 2021. Operations resumed during 2022. (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-55

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	American Funds IS		American Funds IS		American Funds IS The Bond
	New World Fund Class 1 (1)		New World Fund Class 4		Fund of America Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$10,505	$2,949	$12,359	$(339,357)	$77,355	$1,294
Realized gain (loss) on investments	33,419	1,306	3,377,240	2,413,715	(459)	(3)
Change in net unrealized appreciation (depreciation) on investments	(225,958)	(12,616)	(22,705,148)	244,273	(288,065)	(1,567)
Net Increase (Decrease) in Net Assets Resulting from Operations	(182,034)	(8,361)	(19,315,549)	2,318,631	(211,169)	(276)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	628,001	428,276	4,636,672	15,022,389	1,050,154	103,034
Transfers between variable and fixed accounts, net	46,898	9,910	3,293,281	4,563,227	2,128,442	-
Contract benefits and terminations	(5,588)	(422)	(6,270,718)	(7,803,538)	(41,998)	(78)
Contract charges and deductions	-	-	(60,358)	(59,316)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(1,220)	7	-	-
Other	(9)	(6)	509	7,049	(79)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	669,302	437,758	1,598,166	11,729,818	3,136,519	102,955
NET INCREASE (DECREASE) IN NET ASSETS	487,268	429,397	(17,717,383)	14,048,449	2,925,350	102,679
NET ASSETS
Beginning of Year or Period	429,397	-	82,196,698	68,148,249	102,679	-
End of Year or Period	$916,665	$429,397	$64,479,315	$82,196,698	$3,028,029	$102,679

	American Funds IS The Bond		American Funds IS U.S. Government		American Funds IS U.S. Government
	Fund of America Class 4		Securities Class 1 (1)		Securities Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,447,606	$440,775	$27,534	$505	$1,452,374	$(207,902)
Realized gain (loss) on investments	(1,685,167)	4,767,512	(3,491)	-	(4,046,143)	4,933,144
Change in net unrealized appreciation (depreciation) on investments	(21,566,138)	(7,169,772)	(24,209)	(436)	(5,860,973)	(7,071,322)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,803,699)	(1,961,485)	(166)	69	(8,454,742)	(2,346,080)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,702,782	36,824,675	796,716	41,100	6,513,829	8,966,617
Transfers between variable and fixed accounts, net	1,588,343	11,092,381	(65,410)	-	(8,708,805)	(28,270,380)
Contract benefits and terminations	(11,772,197)	(12,588,198)	(3,589)	(6)	(7,797,296)	(16,834,900)
Contract charges and deductions	(215,809)	(168,504)	-	-	(46,519)	(50,697)
Adjustments to net assets allocated to contracts in payout (annuitization) period	13	(643)	-	-	-	-
Other	6,053	(1,703)	(93)	1	6,045	373
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,309,185	35,158,008	727,624	41,095	(10,032,746)	(36,188,987)
NET INCREASE (DECREASE) IN NET ASSETS	(19,494,514)	33,196,523	727,458	41,164	(18,487,488)	(38,535,067)
NET ASSETS
Beginning of Year or Period	152,326,203	119,129,680	41,164	-	77,445,532	115,980,599
End of Year or Period	$132,831,689	$152,326,203	$768,622	$41,164	$58,958,044	$77,445,532

(1)	Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-56

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	American Funds IS Washington		American Funds IS Washington		BlackRock 60/40 Target
	Mutual Investors Class 1 (1)		Mutual Investors Class 4		Allocation ETF V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,075	$1,897	$1,414,061	$439,852	$2,072,883	$1,737,922
Realized gain (loss) on investments	12,170	20	39,385,154	(54,823)	(3,885,403)	12,640,072
Change in net unrealized appreciation (depreciation) on investments	(49,160)	12,106	(61,407,592)	40,240,184	(29,515,972)	353,762
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,915)	14,023	(20,608,377)	40,625,213	(31,328,492)	14,731,756
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	589,844	176,689	16,757,922	27,300,423	43,034,523	60,875,769
Transfers between variable and fixed accounts, net	17,109	-	13,495,072	9,277,155	2,760,885	9,235,399
Contract benefits and terminations	(7,989)	(1,773)	(17,575,327)	(13,811,092)	(11,343,755)	(8,313,155)
Contract charges and deductions	-	-	(192,452)	(149,588)	(36,175)	(25,594)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	204	(1,073)	-	-
Other	(8)	(3)	6,953	(19,913)	11,713	(5,401)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	598,956	174,913	12,492,372	22,595,912	34,427,191	61,767,018
NET INCREASE (DECREASE) IN NET ASSETS	574,041	188,936	(8,116,005)	63,221,125	3,098,699	76,498,774
NET ASSETS
Beginning of Year or Period	188,936	-	208,192,004	144,970,879	187,350,089	110,851,315
End of Year or Period	$762,977	$188,936	$200,075,999	$208,192,004	$190,448,788	$187,350,089

	BlackRock Capital Appreciation		BlackRock Equity Dividend		BlackRock Global Allocation
	V.I. Class III		V.I. Class I (1)		V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(285,410)	$(352,172)	$7,620	$537	$(2,562)	$71
Realized gain (loss) on investments	1,088,606	8,904,414	29,036	40,215	2,175	3,096
Change in net unrealized appreciation (depreciation) on investments	(18,382,194)	(813,138)	(27,709)	(33,614)	(46,485)	(3,320)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,578,998)	7,739,104	8,947	7,138	(46,872)	(153)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,212,672	3,417,395	559,371	353,351	1,093,678	25,600
Transfers between variable and fixed accounts, net	6,734,786	(2,836,187)	(157,215)	-	3,450	261
Contract benefits and terminations	(2,861,001)	(5,088,819)	(4,987)	(243)	(7,472)	(139)
Contract charges and deductions	(309,834)	(317,488)	-	-	(4,880)	(81)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(5,726)	531	2,172	(6)	(20)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,770,897	(4,824,568)	399,341	353,102	1,084,756	25,641
NET INCREASE (DECREASE) IN NET ASSETS	(12,808,101)	2,914,536	408,288	360,240	1,037,884	25,488
NET ASSETS
Beginning of Year or Period	43,998,422	41,083,886	360,240	-	25,488	-
End of Year or Period	$31,190,321	$43,998,422	$768,528	$360,240	$1,063,372	$25,488

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-57

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	BlackRock Global Allocation		BlackRock High Yield		BlackRock S&P 500 Index
	V.I. Class III		V.I. Class I (1)		V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(17,390,599)	$(8,285,523)	$11,361	$2,037	$11,150	$2,229
Realized gain (loss) on investments	(8,096,804)	267,341,474	(16,933)	335	(24,744)	11,122
Change in net unrealized appreciation (depreciation) on investments	(241,657,776)	(179,483,530)	(15,840)	(630)	(63,825)	879
Net Increase (Decrease) in Net Assets Resulting from Operations	(267,145,179)	79,572,421	(21,412)	1,742	(77,419)	14,230
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	40,921,612	105,021,772	596,134	163,960	737,109	163,611
Transfers between variable and fixed accounts, net	(15,539,160)	10,646,745	(127,225)	264	50,027	37,807
Contract benefits and terminations	(138,595,608)	(200,811,543)	(5,438)	(2,435)	(3,308)	(461)
Contract charges and deductions	(15,315,158)	(15,322,368)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(24,126)	(11,684)	-	-	-	-
Other	73,618	30,335	76	(40)	(56)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(128,478,822)	(100,446,743)	463,547	161,749	783,772	200,956
NET INCREASE (DECREASE) IN NET ASSETS	(395,624,001)	(20,874,322)	442,135	163,491	706,353	215,186
NET ASSETS
Beginning of Year or Period	1,587,846,702	1,608,721,024	163,491	-	215,186	-
End of Year or Period	$1,192,222,701	$1,587,846,702	$605,626	$163,491	$921,539	$215,186

	BlackRock Small Cap Index		BlackRock Total Return		Delaware Ivy VIP
	V.I. Class I (1)		V.I. Class I (1)		Asset Strategy Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$35,531	$3,282	$9,109	$14	$98,331	$94,466
Realized gain (loss) on investments	10,047	36,984	(450)	9	796,170	1,881,504
Change in net unrealized appreciation (depreciation) on investments	(383,874)	(39,604)	(35,014)	(30)	(3,875,035)	(606,550)
Net Increase (Decrease) in Net Assets Resulting from Operations	(338,296)	662	(26,355)	(7)	(2,980,534)	1,369,420
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,921,003	394,246	993,117	58,007	4,486,090	4,528,533
Transfers between variable and fixed accounts, net	514,797	33,714	64,616	-	(103,517)	2,319,354
Contract benefits and terminations	(17,435)	(575)	(3,272)	-	(1,880,667)	(2,855,745)
Contract charges and deductions	-	-	-	-	(90,316)	(22,005)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(632)	(951)	(11)	74	366	(66)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,417,733	426,434	1,054,450	58,081	2,411,956	3,970,071
NET INCREASE (DECREASE) IN NET ASSETS	3,079,437	427,096	1,028,095	58,074	(568,578)	5,339,491
NET ASSETS
Beginning of Year or Period	427,096	-	58,074	-	19,824,061	14,484,570
End of Year or Period	$3,506,533	$427,096	$1,086,169	$58,074	$19,255,483	$19,824,061

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-58

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Delaware Ivy VIP		DFA VA Equity Allocation		DFA VA Global Bond
	Energy Class II		Institutional Class (1)		Institutional Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,016,002	$100,237	$1,996	$2,523	$4,718	$1,946
Realized gain (loss) on investments	327,287	85,682	954	6,531	(10,685)	21
Change in net unrealized appreciation (depreciation) on investments	18,128,436	8,226,892	(26,987)	(3,390)	(19,722)	(7,112)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,471,725	8,412,811	(24,037)	5,664	(25,689)	(5,145)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,148,692	3,088,876	52,261	132,460	214,040	316,020
Transfers between variable and fixed accounts, net	6,266,718	9,418,994	(4,687)	-	(114,410)	24,636
Contract benefits and terminations	(4,624,413)	(2,991,958)	(11,465)	(269)	(2,738)	(286)
Contract charges and deductions	(28,999)	(8,443)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2,053)	2,208	-	(2)	-	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,759,945	9,509,677	36,109	132,189	96,892	340,364
NET INCREASE (DECREASE) IN NET ASSETS	25,231,670	17,922,488	12,072	137,853	71,203	335,219
NET ASSETS
Beginning of Year or Period	37,055,143	19,132,655	137,853	-	335,219	-
End of Year or Period	$62,286,813	$37,055,143	$149,925	$137,853	$406,422	$335,219

	DFA VA Global Moderate		DFA VA International Small		DFA VA International Value
	Allocation Institutional Class (1)		Institutional Class (1)		Institutional Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,556	$2,218	$7,740	$4,275	$47,202	$25,542
Realized gain (loss) on investments	3,735	5,616	1,920	12,154	7,213	(92)
Change in net unrealized appreciation (depreciation) on investments	(29,515)	(3,735)	(36,937)	(17,263)	(50,703)	(22,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,224)	4,099	(27,277)	(834)	3,712	2,492
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	44,528	173,466	163,010	181,783	516,974	730,459
Transfers between variable and fixed accounts, net	173,985	-	18,256	1,055	95,121	28,028
Contract benefits and terminations	(6,663)	(354)	(1,558)	(1,576)	(7,104)	(3,242)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(6)	(4)	(6)	(42)	19	(207)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	211,844	173,108	179,702	181,220	605,010	755,038
NET INCREASE (DECREASE) IN NET ASSETS	190,620	177,207	152,425	180,386	608,722	757,530
NET ASSETS
Beginning of Year or Period	177,207	-	180,386	-	757,530	-
End of Year or Period	$367,827	$177,207	$332,811	$180,386	$1,366,252	$757,530

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-59

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	DFA VA Short-Term Fixed		DFA VA US Large Value		DFA VA US Targeted Value
	Institutional Class (1)		Institutional Class (1)		Institutional Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$23,114	$(545)	$37,243	$5,498	$8,199	$5,939
Realized gain (loss) on investments	(8,414)	(3)	5,462	(233)	50,123	33,780
Change in net unrealized appreciation (depreciation) on investments	(23,736)	(822)	(58,365)	13,512	(77,829)	(14,870)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,036)	(1,370)	(15,660)	18,777	(19,507)	24,849
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,681,616	436,430	2,115,763	397,425	469,894	527,116
Transfers between variable and fixed accounts, net	358,668	3,024	349,302	(3,609)	7,284	(7,716)
Contract benefits and terminations	(49,405)	(3,407)	(19,940)	(4,331)	(51,201)	(3,864)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(104)	(9)	(2,428)	-	61	(673)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,990,775	436,038	2,442,697	389,485	426,038	514,863
NET INCREASE (DECREASE) IN NET ASSETS	1,981,739	434,668	2,427,037	408,262	406,531	539,712
NET ASSETS
Beginning of Year or Period	434,668	-	408,262	-	539,712	-
End of Year or Period	$2,416,407	$434,668	$2,835,299	$408,262	$946,243	$539,712

	Fidelity VIP Consumer Discretionary		Fidelity VIP Contrafund		Fidelity VIP Contrafund
	Initial Class (2)		Initial Class (1)		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$-		$764	$(186)	$(2,740,741)	$(3,942,807)
Realized gain (loss) on investments	-		5,551	8,152	6,396,872	43,098,988
Change in net unrealized appreciation (depreciation) on investments	43		(80,841)	(271)	(106,541,917)	38,424,000
Net Increase (Decrease) in Net Assets Resulting from Operations	43		(74,526)	7,695	(102,885,786)	77,580,181
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,733		310,289	121,580	22,043,576	39,720,518
Transfers between variable and fixed accounts, net	-		9,730	(241)	7,219,145	3,366,686
Contract benefits and terminations	-		(1,785)	(143)	(31,458,257)	(32,684,550)
Contract charges and deductions	-		-	-	(190,869)	(188,492)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		-	-	(2,536)	(6,003)
Other	-		(5)	(3)	11,458	10,966
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,733		318,229	121,193	(2,377,483)	10,219,125
NET INCREASE (DECREASE) IN NET ASSETS	3,776		243,703	128,888	(105,263,269)	87,799,306
NET ASSETS
Beginning of Year or Period	-		128,888	-	381,230,239	293,430,933
End of Year or Period	$3,776		$372,591	$128,888	$275,966,970	$381,230,239

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-60

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year Ended	Year/Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Fidelity VIP Emerging Markets		Fidelity VIP Energy		Fidelity VIP Extended Market Index
	Initial Class (1)		Initial Class (1)		Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,652	$2,263	$10,590	$1,084	$13,317	$8,016
Realized gain (loss) on investments	(27,202)	8,890	(9,767)	21	(9,430)	36,152
Change in net unrealized appreciation (depreciation) on investments	(5,239)	(18,210)	119,980	7,253	(201,807)	(36,898)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,789)	(7,057)	120,803	8,358	(197,920)	7,270
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	372,858	127,767	413,014	63,981	871,072	730,645
Transfers between variable and fixed accounts, net	99,228	8,253	119,646	-	(24,738)	10,295
Contract benefits and terminations	(4,416)	(1,509)	(6,567)	(212)	(8,985)	(7,398)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	331	125	2,413	(2)	(7)	(133)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	468,001	134,636	528,506	63,767	837,342	733,409
NET INCREASE (DECREASE) IN NET ASSETS	444,212	127,579	649,309	72,125	639,422	740,679
NET ASSETS
Beginning of Year or Period	127,579	-	72,125	-	740,679	-
End of Year or Period	$571,791	$127,579	$721,434	$72,125	$1,380,101	$740,679

	Fidelity VIP Funds Manager 60%		Fidelity VIP FundsManager 60%		Fidelity VIP Government
	Investor Class (2)		Service Class 2		Money Market Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$75,419		$1,679,644	$(1,170,458)	$125,871	$(568)
Realized gain (loss) on investments	(4)		57,507,087	6,320,493	-	-
Change in net unrealized appreciation (depreciation) on investments	(90,131)		(131,006,601)	35,602,756	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,716)		(71,819,870)	40,752,791	125,871	(568)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,287,243		36,891,618	59,036,975	27,738,642	896,083
Transfers between variable and fixed accounts, net	-		7,521,607	11,419,282	(11,690,191)	(471,934)
Contract benefits and terminations	-		(30,244,651)	(37,351,214)	(750,187)	(603)
Contract charges and deductions	-		(4,905,423)	(4,089,258)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-		1,135	927	-	-
Other	(6,510)		42,004	(8,826)	(328)	(8)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,280,733		9,306,290	29,007,886	15,297,936	423,538
NET INCREASE (DECREASE) IN NET ASSETS	5,266,017		(62,513,580)	69,760,677	15,423,807	422,970
NET ASSETS
Beginning of Year or Period	-		434,687,452	364,926,775	422,970	-
End of Year or Period	$5,266,017		$372,173,872	$434,687,452	$15,846,777	$422,970

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-61

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Fidelity VIP Government		Fidelity VIP Growth		Fidelity VIP
	Money Market Service Class		Opportunities Initial Class (1)		Index 500 Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,159,958	$(5,140,302)	$(717)	$(68)	$16,964	$634
Realized gain (loss) on investments	-	-	(2,547)	967	(75,018)	89
Change in net unrealized appreciation (depreciation) on investments	-	-	(48,775)	(3,245)	(122,060)	5,327
Net Increase (Decrease) in Net Assets Resulting from Operations	1,159,958	(5,140,302)	(52,039)	(2,346)	(180,114)	6,050
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	61,051,353	90,071,546	316,326	40,092	1,885,650	75,268
Transfers between variable and fixed accounts, net	266,030,404	30,092,495	45,296	1,246	1,271,992	(553)
Contract benefits and terminations	(216,256,215)	(206,464,906)	(1,454)	(93)	(60,895)	(163)
Contract charges and deductions	(517,082)	(456,983)	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(15,717)	(9,324)	-	-	-	-
Other	(7,195)	11,992	2,471	(1)	(4,186)	(8)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	110,285,548	(86,755,180)	362,639	41,244	3,092,561	74,544
NET INCREASE (DECREASE) IN NET ASSETS	111,445,506	(91,895,482)	310,600	38,898	2,912,447	80,594
NET ASSETS
Beginning of Year or Period	390,780,434	482,675,916	38,898	-	80,594	-
End of Year or Period	$502,225,940	$390,780,434	$349,498	$38,898	$2,993,041	$80,594

	Fidelity VIP Investment		Fidelity VIP Strategic Income		Fidelity VIP Value
	Grade Bond Initial Class (1)		Service Class 2		Strategies Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$22,681	$752	$1,940,972	$1,270,548	$4,652	$1,857
Realized gain (loss) on investments	2,686	801	(1,780,036)	1,476,834	21,840	12,722
Change in net unrealized appreciation (depreciation) on investments	(74,271)	(2,062)	(12,424,733)	(604,309)	(45,787)	(7,096)
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,904)	(509)	(12,263,797)	2,143,073	(19,295)	7,483
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,028,082	69,179	9,424,359	19,418,750	118,807	160,379
Transfers between variable and fixed accounts, net	205,879	(733)	(6,491,184)	1,919,730	355,104	(283)
Contract benefits and terminations	(2,464)	(108)	(8,915,195)	(11,209,277)	(10,384)	(4,692)
Contract charges and deductions	-	-	(38,083)	(33,003)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	223	(1)	(207)	(1,247)	(19)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,231,720	68,337	(6,020,310)	10,094,953	463,508	155,402
NET INCREASE (DECREASE) IN NET ASSETS	1,182,816	67,828	(18,284,107)	12,238,026	444,213	162,885
NET ASSETS
Beginning of Year or Period	67,828	-	99,315,045	87,077,019	162,885	-
End of Year or Period	$1,250,644	$67,828	$81,030,938	$99,315,045	$607,098	$162,885

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-62

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	First Trust Dorsey Wright		First Trust		First Trust/Dow Jones
	Tactical Core Class I		Multi Income Allocation Class I		Dividend & Income Allocation Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$115,473	$(377,993)	$320,014	$215,549	$842,051	$(2,426,902)
Realized gain (loss) on investments	4,057,775	1,192,705	116,467	(2,375)	75,458,468	9,327,186
Change in net unrealized appreciation(depreciation) on investments	(12,333,323)	3,938,875	(2,277,808)	1,829,400	(169,236,499)	62,750,167
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,160,075)	4,753,587	(1,841,327)	2,042,574	(92,935,980)	69,650,451
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,197,639	7,954,131	1,350,866	3,495,638	38,708,392	53,458,085
Transfers between variable and fixed accounts, net	(7,235,730)	4,297,535	(581,777)	180,648	9,629,901	(6,593,280)
Contract benefits and terminations	(4,081,357)	(3,632,109)	(2,360,774)	(1,862,598)	(56,616,397)	(71,273,848)
Contract charges and deductions	(4,061)	(5,253)	(907)	(772)	(6,982,458)	(6,440,595)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	8	8	1,009	880
Other	1,885	(4,101)	6,567	(127)	47,827	3,496
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,121,624)	8,610,203	(1,586,017)	1,812,797	(15,211,726)	(30,845,262)
NET INCREASE (DECREASE) IN NET ASSETS	(16,281,699)	13,363,790	(3,427,344)	3,855,371	(108,147,706)	38,805,189
NET ASSETS
Beginning of Year	49,725,811	36,362,021	21,222,052	17,366,681	701,796,584	662,991,395
End of Year	$33,444,112	$49,725,811	$17,794,708	$21,222,052	$593,648,878	$701,796,584

	Franklin		Franklin		Franklin Income
	Allocation VIP Class 2		Allocation VIP Class 4		VIP Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$187,081	$244,254	$222,756	$465,124	$7,937
Realized gain (loss) on investments	1,231,373	(633,771)	14,162,975	(4,208,627)	2,007
Change in net unrealized appreciation (depreciation) on investments	(5,987,221)	3,137,370	(62,079,987)	29,824,286	(12,255)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,568,767)	2,747,853	(47,694,256)	26,080,783	(2,311)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	507,037	1,075,958	11,761,549	13,181,771	182,824
Transfers between variable and fixed accounts, net	22,636	212,059	4,616,109	1,598,115	62,683
Contract benefits and terminations	(2,060,672)	(2,162,643)	(24,187,995)	(30,312,579)	(1,199)
Contract charges and deductions	(87,182)	(98,684)	(2,347,750)	(2,261,831)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	11	(582)	(1,083)	235	-
Other	183	628	3,135	73	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,617,987)	(973,264)	(10,156,035)	(17,794,216)	244,304
NET INCREASE (DECREASE) IN NET ASSETS	(6,186,754)	1,774,589	(57,850,291)	8,286,567	241,993
NET ASSETS
Beginning of Year or Period	27,644,825	25,870,236	277,311,223	269,024,656	-
End of Year or Period	$21,458,071	$27,644,825	$219,460,932	$277,311,223	$241,993

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-63

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022

	Franklin Income		Franklin Mutual Global		Franklin Mutual
	VIP Class 2		Discovery VIP Class 2		Shares VIP Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,267,019	$1,945,667	$646,374	$3,048,155	$1,058
Realized gain (loss) on investments	319,516	129,539	11,297,966	(3,173,707)	5,911
Change in net unrealized appreciation (depreciation) on investments	(6,593,337)	5,885,867	(22,001,083)	31,629,770	(7,337)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,006,802)	7,961,073	(10,056,743)	31,504,218	(368)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,667,206	2,544,901	2,688,584	4,400,029	55,816
Transfers between variable and fixed accounts, net	12,724,169	(44,115)	(10,413,139)	(15,775,062)	(995)
Contract benefits and terminations	(7,701,433)	(8,484,894)	(15,366,260)	(23,502,082)	(328)
Contract charges and deductions	(9,170)	(7,220)	(840,521)	(938,792)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(2,019)	(556)	-
Other	4,830	1,145	(4,668)	(825)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	8,685,602	(5,990,183)	(23,938,023)	(35,817,288)	54,492
NET INCREASE (DECREASE) IN NET ASSETS	4,678,800	1,970,890	(33,994,766)	(4,313,070)	54,124
NET ASSETS
Beginning of Year or Period	55,940,034	53,969,144	184,263,585	188,576,655	-
End of Year or Period	$60,618,834	$55,940,034	$150,268,819	$184,263,585	$54,124

	Franklin Rising		Franklin Rising		Franklin Small Cap
	Dividends VIP Class 1 (2)		Dividends VIP Class 2		Value VIP Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,127	$186	$(759,677)	$(714,328)	$356
Realized gain (loss) on investments	15,813	1,297	28,419,860	8,229,545	9,153
Change in net unrealized appreciation (depreciation) on investments	(31,344)	9,013	(58,505,428)	45,634,729	(11,648)
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,404)	10,496	(30,845,245)	53,149,946	(2,139)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	657,499	83,469	13,745,992	22,596,164	131,117
Transfers between variable and fixed accounts, net	150,569	-	(252,722)	315,618	4,955
Contract benefits and terminations	(34,359)	(887)	(25,207,844)	(24,296,038)	(301)
Contract charges and deductions	-	-	(184,531)	(172,322)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(7,989)	(17,925)	-
Other	(27)	(3)	(5,601)	(18,593)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	773,682	82,579	(11,912,695)	(1,593,096)	135,769
NET INCREASE (DECREASE) IN NET ASSETS	761,278	93,075	(42,757,940)	51,556,850	133,630
NET ASSETS
Beginning of Year or Period	93,075	-	264,342,579	212,785,729	-
End of Year or Period	$854,353	$93,075	$221,584,639	$264,342,579	$133,630

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-64

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Period Ended	Year Ended	Year/Period Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Franklin		Franklin		Templeton
	Small-Mid Cap Growth VIP Class 1 (1)		Strategic Income VIP Class 1 (1)		Foreign VIP Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(964)	$(120)	$5,816	$-	$834	$(28)
Realized gain (loss) on investments	32,502	(13)	(124)	-	(273)	(2)
Change in net unrealized appreciation (depreciation) on investments	(77,131)	(2,398)	(18,834)	-	(3,117)	(1,353)
Net Increase (Decrease) in Net Assets Resulting from Operations	(45,593)	(2,531)	(13,142)	-	(2,556)	(1,383)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	247,480	81,086	283,562	34,804	-	32,764
Transfers between variable and fixed accounts, net	90,800	74	-	-	(613)	-
Contract benefits and terminations	(1,672)	(236)	(205)	-	(137)	(32)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(718)	-	(3)	32	-	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	335,890	80,924	283,354	34,836	(750)	32,731
NET INCREASE (DECREASE) IN NET ASSETS	290,297	78,393	270,212	34,836	(3,306)	31,348
NET ASSETS
Beginning of Year or Period	78,393	-	34,836	-	31,348	-
End of Year or Period	$368,690	$78,393	$305,048	$34,836	$28,042	$31,348

	Templeton		Templeton		Goldman Sachs VIT Large Cap
	Global Bond VIP Class 1 (1)		Global Bond VIP Class 2		Value Institutional Shares (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(386)	$(126)	$(732,899)	$(866,868)	$619
Realized gain (loss) on investments	(468)	(29)	(3,699,040)	(3,230,059)	5,637
Change in net unrealized appreciation (depreciation) on investments	(2,749)	(1,218)	173,369	(624,224)	(4,127)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,603)	(1,373)	(4,258,570)	(4,721,151)	2,129
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	56,011	30,699	1,894,384	4,072,490	17,302
Transfers between variable and fixed accounts, net	(2,192)	29,791	(2,898,335)	6,554,894	39,448
Contract benefits and terminations	(1,838)	(817)	(7,428,157)	(11,594,557)	(469)
Contract charges and deductions	-	-	(84,932)	(87,596)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(1,513)	(2,620)	-
Other	(4)	58	(77)	796	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	51,977	59,731	(8,518,630)	(1,056,593)	56,280
NET INCREASE (DECREASE) IN NET ASSETS	48,374	58,358	(12,777,200)	(5,777,744)	58,409
NET ASSETS
Beginning of Year or Period	58,358	-	71,643,504	77,421,248	-
End of Year or Period	$106,732	$58,358	$58,866,304	$71,643,504	$58,409

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-65

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Period Ended	Year/Period Ended	Year Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Goldman Sachs VIT Mid Cap		Goldman Sachs VIT Strategic		Goldman Sachs VIT Trends Driven
	Value Institutional Shares (1)		Growth Institutional Shares (2)		Allocation Institutional Shares (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$520	$264		$(307)		$(1,092)
Realized gain (loss) on investments	29,455	14,711		20,180		7,743
Change in net unrealized appreciation (depreciation) on investments	(51,598)	(2,757)		(27,976)		(40,959)
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,623)	12,218		(8,103)		(34,308)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	102,197	102,701		111,632		296,816
Transfers between variable and fixed accounts, net	-	-		1,341		-
Contract benefits and terminations	(792)	(387)		(656)		(26,709)
Contract charges and deductions	-	-		-		-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-		-		-
Other	-	(3)		(4)		(19)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	101,405	102,311		112,313		270,088
NET INCREASE (DECREASE) IN NET ASSETS	79,782	114,529		104,210		235,780
NET ASSETS
Beginning of Year or Period	114,529	-		-		-
End of Year or Period	$194,311	$114,529		$104,210		$235,780

	Janus Henderson		Janus Henderson		Janus Henderson
	Balanced Institutional Shares (1)		Balanced Service Shares		Enterprise Institutional Shares (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$18,139	$7,634	$(6,486,195)	$(27,523,027)	$(538)	$(7)
Realized gain (loss) on investments	16,013	6,149	98,463,607	34,365,006	(5,274)	-
Change in net unrealized appreciation (depreciation) on investments	(375,258)	123,146	(1,138,781,797)	712,430,398	10,685	42
Net Increase (Decrease) in Net Assets Resulting from Operations	(341,106)	136,929	(1,046,804,385)	719,272,377	4,873	35
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,016,417	1,747,891	622,045,607	1,145,367,317	66,869	11,880
Transfers between variable and fixed accounts, net	(62,761)	-	95,359,479	199,853,981	516,973	-
Contract benefits and terminations	(171,373)	(11,808)	(386,696,316)	(454,007,344)	(1,877)	-
Contract charges and deductions	(3,021)	(469)	(55,639,431)	(42,186,897)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(4,148)	(21,436)	-	-
Other	(1,777)	550	198,422	(52,952)	955	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	777,485	1,736,164	275,263,613	848,952,669	582,920	11,879
NET INCREASE (DECREASE) IN NET ASSETS	436,379	1,873,093	(771,540,772)	1,568,225,046	587,793	11,914
NET ASSETS
Beginning of Year or Period	1,873,093	-	5,810,489,351	4,242,264,305	11,914	-
End of Year or Period	$2,309,472	$1,873,093	$5,038,948,579	$5,810,489,351	$599,707	$11,914

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-66

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Janus Henderson		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Flexible Bond Service Shares		Core Bond Class 1		Global Allocation Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$240,765	$152,095	$892	$783	$31,257	$(47,701)
Realized gain (loss) on investments	(275,975)	765,938	(661)	2,451	618,049	576,405
Change in net unrealized appreciation (depreciation) on investments	(5,437,202)	(1,840,938)	(23,938)	(8,022)	(3,246,090)	531,091
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,472,412)	(922,905)	(23,707)	(4,788)	(2,596,784)	1,059,795
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,142,702	5,949,144	4,079	4,733	259,990	1,267,193
Transfers between variable and fixed accounts, net	(1,992,512)	350,078	39,951	-	442,869	1,167,952
Contract benefits and terminations	(3,370,861)	(6,229,930)	(21,332)	(771)	(1,532,576)	(2,472,892)
Contract charges and deductions	(7,778)	(12,728)	(66)	(91)	(1,215)	(2,504)
Adjustments to net assets allocated to contracts in payout (annuitization) period	30	31	-	-	-	-
Other	1,031	(1,862)	(4)	-	(315)	(93)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,227,388)	54,733	22,628	3,871	(831,247)	(40,344)
NET INCREASE (DECREASE) IN NET ASSETS	(8,699,800)	(868,172)	(1,079)	(917)	(3,428,031)	1,019,451
NET ASSETS
Beginning of Year	38,644,273	39,512,445	173,997	174,914	14,092,258	13,072,807
End of Year	$29,944,473	$38,644,273	$172,918	$173,997	$10,664,227	$14,092,258

	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Income Builder Class 2		Mid Cap Value Class 1		U.S. Equity Class 1
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$316,581	$223,813	$(841)	$(616)	$(214)	$(178)
Realized gain (loss) on investments	263,168	65,337	15,790	5,807	8,625	1,236
Change in net unrealized appreciation (depreciation) on investments	(2,558,081)	726,489	(20,574)	21,867	(13,242)	5,438
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,978,332)	1,015,639	(5,625)	27,058	(4,831)	6,496
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	133,778	398,871	-	-	-	-
Transfers between variable and fixed accounts, net	(504,659)	1,062,799	423,422	-	(11,607)	-
Contract benefits and terminations	(1,425,847)	(1,377,195)	(1,585)	(115)	(126)	(130)
Contract charges and deductions	(2,452)	(2,332)	(29)	(28)	(31)	(31)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(23,447)	1	480	-	1	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,822,627)	82,144	422,288	(143)	(11,763)	(162)
NET INCREASE (DECREASE) IN NET ASSETS	(3,800,959)	1,097,783	416,663	26,915	(16,594)	6,334
NET ASSETS
Beginning of Year	15,313,348	14,215,565	123,458	96,543	29,969	23,635
End of Year	$11,512,389	$15,313,348	$540,121	$123,458	$13,375	$29,969

See Notes to Financial Statements	SA-67

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	ClearBridge Variable		Western Asset Core		Lord Abbett
	Aggressive Growth - Class II		Plus VIT Class I (1)		Bond Debenture Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(138,931)	$(152,119)	$22,751	$14,091	$4,818,885	$3,392,786
Realized gain (loss) on investments	908,692	4,294,698	(7,305)	(649)	(3,095,839)	2,572,425
Change in net unrealized appreciation (depreciation) on investments	(4,897,104)	(2,807,033)	(175,486)	(17,519)	(24,516,727)	(3,056,927)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,127,343)	1,335,546	(160,040)	(4,077)	(22,793,681)	2,908,284
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	507,634	3,031,353	730,959	623,155	10,256,273	27,718,778
Transfers between variable and fixed accounts, net	790,774	(3,146,842)	225,387	3,388	(3,835,173)	19,031,332
Contract benefits and terminations	(685,639)	(815,336)	(9,062)	(15,310)	(13,294,004)	(15,013,579)
Contract charges and deductions	(4,407)	(3,232)	-	-	(199,747)	(158,787)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(2,159)	(1,000)
Other	53	10,737	295	13	9,540	(1,592)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	608,415	(923,320)	947,579	611,246	(7,065,270)	31,575,152
NET INCREASE (DECREASE) IN NET ASSETS	(3,518,928)	412,226	787,539	607,169	(29,858,951)	34,483,436
NET ASSETS
Beginning of Year or Period	14,749,250	14,337,024	607,169	-	166,063,844	131,580,408
End of Year or Period	$11,230,322	$14,749,250	$1,394,708	$607,169	$136,204,893	$166,063,844

	Lord Abbett		MFS International		MFS Massachusetts Investors
	Total Return Class VC		Growth - Initial Class (1)		Growth Stock - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,060,433	$3,239,285	$375	$145	$(578,444)	$(646,628)
Realized gain (loss) on investments	(3,105,631)	1,796,175	29,115	7,624	9,075,923	13,791,446
Change in net unrealized appreciation (depreciation) on investments	(46,341,244)	(8,284,479)	(93,577)	(4,979)	(25,558,998)	5,403,530
Net Increase (Decrease) in Net Assets Resulting from Operations	(43,386,442)	(3,249,019)	(64,087)	2,790	(17,061,519)	18,548,348
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,145,447	9,465,658	66,865	523,822	1,227,294	4,142,038
Transfers between variable and fixed accounts, net	2,092,753	29,152,037	266,103	4,558	2,196,102	(6,736,280)
Contract benefits and terminations	(24,528,740)	(36,530,131)	(4,162)	-	(6,010,892)	(9,812,898)
Contract charges and deductions	(1,775,665)	(1,955,423)	-	-	(423,085)	(511,928)
Adjustments to net assets allocated to contracts in payout (annuitization) period	100	(674)	-	-	204	(58)
Other	6,454	11,148	(6)	(26)	164	5,766
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(20,059,651)	142,615	328,800	528,354	(3,010,213)	(12,913,360)
NET INCREASE (DECREASE) IN NET ASSETS	(63,446,093)	(3,106,404)	264,713	531,144	(20,071,732)	5,634,988
NET ASSETS
Beginning of Year or Period	300,017,160	303,123,564	531,144	-	86,898,259	81,263,271
End of Year or Period	$236,571,067	$300,017,160	$795,857	$531,144	$66,826,527	$86,898,259

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-68

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	MFS New Discovery Series -		MFS Total Return Series -		MFS Utilities Series -
	Initial Class (1)		Service Class		Initial Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,655)	$(850)	$1,166,249	$1,850,168	$1,774	$524
Realized gain (loss) on investments	129,388	39,220	34,295,127	24,127,158	3,600	1,231
Change in net unrealized appreciation (depreciation) on investments	(292,677)	(67,220)	(88,854,681)	28,191,116	(1,899)	1,153
Net Increase (Decrease) in Net Assets Resulting from Operations	(165,944)	(28,850)	(53,393,305)	54,168,442	3,475	2,908
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	141,848	499,013	30,642,617	43,796,551	37,931	36,525
Transfers between variable and fixed accounts, net	89,252	6,166	10,222,964	10,155,931	89,284	-
Contract benefits and terminations	(4,562)	(1,042)	(42,630,966)	(55,640,609)	(801)	(111)
Contract charges and deductions	-	-	(4,720,830)	(4,202,492)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	441	(1,077)	-	-
Other	148	(707)	39,415	(805)	(3)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	226,686	503,430	(6,446,359)	(5,892,501)	126,411	36,413
NET INCREASE (DECREASE) IN NET ASSETS	60,742	474,580	(59,839,664)	48,275,941	129,886	39,321
NET ASSETS
Beginning of Year or Period	474,580	-	487,383,226	439,107,285	39,321	-
End of Year or Period	$535,322	$474,580	$427,543,562	$487,383,226	$169,207	$39,321

	MFS Utilities Series -		MFS Value Series -		MFS Value Series -
	Service Class		Initial Class (1)		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$734,632	$194,674	$1,114	$211	$258,814	$275,129
Realized gain (loss) on investments	1,756,731	1,974,157	6,466	461	5,773,489	3,691,928
Change in net unrealized appreciation (depreciation) on investments	(3,296,883)	4,839,265	(13,801)	939	(12,322,452)	14,994,598
Net Increase (Decrease) in Net Assets Resulting from Operations	(805,520)	7,008,096	(6,221)	1,611	(6,290,149)	18,961,655
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,245,487	5,561,663	94,498	21,117	2,831,401	3,895,893
Transfers between variable and fixed accounts, net	10,504,172	3,377,747	13,831	(80)	(3,303,616)	(6,173,369)
Contract benefits and terminations	(7,734,993)	(7,751,167)	(770)	(40)	(6,631,959)	(9,431,775)
Contract charges and deductions	(28,758)	(26,226)	-	-	(489,119)	(527,665)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	2	(164)
Other	(9,976)	784	-	(1)	684	4,310
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6,975,932	1,162,801	107,559	20,996	(7,592,607)	(12,232,770)
NET INCREASE (DECREASE) IN NET ASSETS	6,170,412	8,170,897	101,338	22,607	(13,882,756)	6,728,885
NET ASSETS
Beginning of Year or Period	62,595,733	54,424,836	22,607	-	90,326,492	83,597,607
End of Year or Period	$68,766,145	$62,595,733	$123,945	$22,607	$76,443,736	$90,326,492

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-69

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Period Ended	Year/Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Neuberger Berman U.S. Equity Index		TOPS		TOPS
	PutWrite Strategy Class S		Aggressive Growth ETF Class 1 (1)		Balanced ETF Class 1 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(36,872)	$(16,683)		$(136)	$2,349	$(44)
Realized gain (loss) on investments	475,171	150,910		(10,770)	2,205	-
Change in net unrealized appreciation (depreciation) on investments	(876,896)	194,542		(366)	(15,972)	179
Net Increase (Decrease) in Net Assets Resulting from Operations	(438,597)	328,769		(11,272)	(11,418)	135
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	801,984	1,015,098		68,845	158,236	53,881
Transfers between variable and fixed accounts, net	464,000	483,502		(52,148)	-	-
Contract benefits and terminations	(243,194)	(251,059)		(404)	(1,004)	(2)
Contract charges and deductions	(401)	(159)		-	(766)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-		-	-	-
Other	(1,219)	48		(799)	(3)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,021,170	1,247,430		15,494	156,463	53,879
NET INCREASE (DECREASE) IN NET ASSETS	582,573	1,576,199		4,222	145,045	54,014
NET ASSETS
Beginning of Year or Period	3,225,085	1,648,886		-	54,014	-
End of Year or Period	$3,807,658	$3,225,085		$4,222	$199,059	$54,014

	TOPS	TOPS		TOPS
	Conservative ETF Class 1 (1)	Growth ETF Class 1 (2)		Managed Risk Growth ETF Class 1 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,113	$169	$177	$800
Realized gain (loss) on investments	(3,909)	(5,102)	23	3,634
Change in net unrealized appreciation (depreciation) on investments	(6,687)	(19,590)	10,497	(5,002)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,483)	(24,523)	10,697	(568)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	581,037	(53,350)	250,184	9,220
Transfers between variable and fixed accounts, net	(253,659)	(11,736)	(18)	-
Contract benefits and terminations	(1,153)	(2,308)	(700)	(59)
Contract charges and deductions	(1,632)	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-
Other	(13)	4,079	(4)	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	324,580	(63,315)	249,462	9,162
NET INCREASE (DECREASE) IN NET ASSETS	316,097	(87,838)	260,159	8,594
NET ASSETS
Beginning of Year or Period	-	260,159	-	-
End of Year or Period	$316,097	$172,321	$260,159	$8,594

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-70

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021

	TOPS		PIMCO All Asset -		PIMCO CommodityRealReturn
	Moderate Growth ETF Class 1 (1)		Advisor Class		Strategy - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)		$829	$312,310	$351,857	$7,971,025	$423,994
Realized gain (loss) on investments		651	188,875	(7,895)	(5,659,844)	(101,426)
Change in net unrealized appreciation (depreciation) on investments		(417)	(1,219,149)	124,895	(2,548,685)	2,676,010
Net Increase (Decrease) in Net Assets Resulting from Operations		1,063	(717,964)	468,857	(237,504)	2,998,578
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners		-	276,381	1,162,762	3,320,426	2,493,048
Transfers between variable and fixed accounts, net		52,440	86,060	1,822,282	9,859,627	9,408,651
Contract benefits and terminations		(176)	(575,655)	(526,871)	(3,428,737)	(1,295,066)
Contract charges and deductions		-	(598)	(906)	(17,345)	(2,932)
Adjustments to net assets allocated to contracts in payout (annuitization) period		-	-	-	-	-
Other		1	(353)	372	(14,845)	(1,336)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions		52,265	(214,165)	2,457,639	9,719,126	10,602,365
NET INCREASE (DECREASE) IN NET ASSETS		53,328	(932,129)	2,926,496	9,481,622	13,600,943
NET ASSETS
Beginning of Year or Period		-	5,400,952	2,474,456	22,232,847	8,631,904
End of Year or Period		$53,328	$4,468,823	$5,400,952	$31,714,469	$22,232,847

	PIMCO Emerging Markets		PIMCO Income -		PIMCO Long-Term U.S.
	Bond - Institutional Class (2)		Advisor Class		Government - Institutional Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$10,431	$1,875	$491,958	$236,453	$1,876
Realized gain (loss) on investments	(5,166)	(264)	(616,871)	(9,699)	(714)
Change in net unrealized appreciation (depreciation) on investments	(34,674)	(4,231)	(1,584,731)	(108,668)	(23,483)
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,409)	(2,620)	(1,709,644)	118,086	(22,321)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	107,634	165,055	1,396,495	5,761,277	213,807
Transfers between variable and fixed accounts, net	46,759	1,951	1,693,106	9,883,881	19,235
Contract benefits and terminations	(1,468)	(4,858)	(1,291,880)	(976,303)	(1,171)
Contract charges and deductions	-	-	(1,424)	(1,860)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-
Other	133	(15)	1,353	(419)	(2,330)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	153,058	162,133	1,797,650	14,666,576	229,541
NET INCREASE (DECREASE) IN NET ASSETS	123,649	159,513	88,006	14,784,662	207,220
NET ASSETS
Beginning of Year or Period	159,513	-	20,022,762	5,238,100	-
End of Year or Period	$283,162	$159,513	$20,110,768	$20,022,762	$207,220

(1) Operations commenced or resumed during 2022 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-71

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	PIMCO Low Duration -		PIMCO Total Return -		PSF International
	Institutional Class (1)		Institutional Class (1)		Growth Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,107	$44	$14,853	$740	$(802)	$(1,101)
Realized gain (loss) on investments	(4,079)	(1)	(22,289)	(27)	2,260	3,066
Change in net unrealized appreciation (depreciation) on investments	(26,196)	(361)	(34,235)	(797)	(22,208)	4,721
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,168)	(318)	(41,671)	(84)	(20,750)	6,686
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	631,827	14,850	1,297,641	115,008	-	-
Transfers between variable and fixed accounts, net	64,938	28,670	132,323	1,035	-	-
Contract benefits and terminations	(1,115)	(97)	(6,460)	(2,430)	(2,773)	(3,124)
Contract charges and deductions	-	-	-	-	(108)	(139)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(5)	(1)	59	(6)	19	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	695,645	43,422	1,423,563	113,607	(2,862)	(3,267)
NET INCREASE (DECREASE) IN NET ASSETS	673,477	43,104	1,381,892	113,523	(23,612)	3,419
NET ASSETS
Beginning of Year or Period	43,104	-	113,523	-	69,012	65,593
End of Year or Period	$716,581	$43,104	$1,495,415	$113,523	$45,400	$69,012

	PSF Mid-Cap		PSF PGIM		PSF PGIM
	Growth Class II		Jennison Growth Class II		Jennison Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(386)	$(466)	$(1,303)	$(1,816)	$(1,413)	$(1,473)
Realized gain (loss) on investments	(121)	224	1,191	16,254	3,763	3,360
Change in net unrealized appreciation (depreciation) on investments	(7,796)	2,487	(47,431)	2,147	(12,199)	19,419
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,303)	2,245	(47,543)	16,585	(9,849)	21,306
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	-	-	-	-	-	-
Transfers between variable and fixed accounts, net	457	798	-	-	-	-
Contract benefits and terminations	-	(57)	-	(15,948)	(3,732)	(3,008)
Contract charges and deductions	(16)	(23)	(48)	(79)	(305)	(314)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	-	(3)	19	(10)	12	(23)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	441	715	(29)	(16,037)	(4,025)	(3,345)
NET INCREASE (DECREASE) IN NET ASSETS	(7,862)	2,960	(47,572)	548	(13,874)	17,961
NET ASSETS
Beginning of Year	29,170	26,210	122,631	122,083	102,897	84,936
End of Year	$21,308	$29,170	$75,059	$122,631	$89,023	$102,897

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-72

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Schwab				Schwab VIT
	S&P 500 Index (1)		Schwab VIT Balanced		Balanced with Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$147,649	$11,280	$600,575	$527,026	$1,360,817	$1,100,198
Realized gain (loss) on investments	(327,406)	(469)	1,547,045	455,640	3,126,998	1,264,866
Change in net unrealized appreciation (depreciation) on investments	(2,270,675)	515,927	(13,196,190)	4,385,877	(30,357,237)	13,224,152
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,450,432)	526,738	(11,048,570)	5,368,543	(25,869,422)	15,589,216
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,004,635	6,893,477	726,211	2,916,697	4,842,001	3,596,348
Transfers between variable and fixed accounts, net	(1,470,887)	558,784	1,808,567	634,731	(205,298)	(441,123)
Contract benefits and terminations	(201,516)	(30,896)	(8,145,454)	(6,512,952)	(9,379,072)	(8,463,697)
Contract charges and deductions	-	-	(296,160)	(297,428)	(705,020)	(665,748)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(11,073)	(255)	25,525	(428)	2,428	23
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	14,321,159	7,421,110	(5,881,311)	(3,259,380)	(5,444,961)	(5,974,197)
NET INCREASE (DECREASE) IN NET ASSETS	11,870,727	7,947,848	(16,929,881)	2,109,163	(31,314,383)	9,615,019
NET ASSETS
Beginning of Year or Period	7,947,848	-	74,263,716	72,154,553	157,164,117	147,549,098
End of Year or Period	$19,818,575	$7,947,848	$57,333,835	$74,263,716	$125,849,734	$157,164,117

			State Street		T. Rowe Price
	Schwab VIT Growth		Total Return V.I.S. Class 3		Blue Chip Growth - I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,597,508	$1,159,740	$(2,650,478)	$2,025,486	$(2,501)	$(162)
Realized gain (loss) on investments	2,965,024	2,081,318	(2,202,942)	53,972,254	27,817	6,706
Change in net unrealized appreciation (depreciation) on investments	(35,448,935)	18,033,294	(59,445,045)	(12,777,473)	(221,807)	(2,096)
Net Increase (Decrease) in Net Assets Resulting from Operations	(30,886,403)	21,274,352	(64,298,465)	43,220,267	(196,491)	4,448
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,796,509	10,581,528	6,279,745	12,671,637	543,982	58,516
Transfers between variable and fixed accounts, net	(1,603,289)	(93,657)	(9,218,624)	(5,687,280)	502,002	-
Contract benefits and terminations	(9,790,021)	(12,883,556)	(34,462,927)	(50,807,757)	(29,366)	(131)
Contract charges and deductions	(1,056,558)	(936,847)	(3,808,908)	(3,990,795)	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	(15,470)	274	-	-
Other	17,205	1,972	7,753	1,165	14	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(6,636,154)	(3,330,560)	(41,218,431)	(47,812,756)	1,016,632	58,384
NET INCREASE (DECREASE) IN NET ASSETS	(37,522,557)	17,943,792	(105,516,896)	(4,592,489)	820,141	62,832
NET ASSETS
Beginning of Year or Period	174,453,014	156,509,222	378,586,903	383,179,392	62,832	-
End of Year or Period	$136,930,457	$174,453,014	$273,070,007	$378,586,903	$882,973	$62,832

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-73

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	T. Rowe Price		T. Rowe Price		VanEck VIP
	Equity Income - I (1)		Health Sciences - I (1)		Global Resources Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,153	$676	$(2,011)	$(643)	$100,445	$(206,413)
Realized gain (loss) on investments	13,016	7,766	2,766	15,808	(269,061)	(7,369)
Change in net unrealized appreciation (depreciation) on investments	(30,143)	(2,484)	(40,412)	(2,947)	1,432,065	3,278,344
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,974)	5,958	(39,657)	12,218	1,263,449	3,064,562
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	183,141	115,413	92,749	280,977	1,380,968	2,811,213
Transfers between variable and fixed accounts, net	16,934	-	108,619	(410)	5,911,424	230,551
Contract benefits and terminations	(13,542)	(4,516)	(7,588)	(1,947)	(2,509,349)	(2,237,138)
Contract charges and deductions	-	-	-	-	(9,913)	(7,113)
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	(597)	-
Other	(2)	(443)	(5)	(120)	(17,798)	(1,628)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	186,531	110,454	193,775	278,500	4,754,735	795,885
NET INCREASE (DECREASE) IN NET ASSETS	173,557	116,412	154,118	290,718	6,018,184	3,860,447
NET ASSETS
Beginning of Year or Period	116,412	-	290,718	-	21,787,494	17,927,047
End of Year or Period	$289,969	$116,412	$444,836	$290,718	$27,805,678	$21,787,494

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Balanced (1)		Capital Growth (1)		Conservative Allocation (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$64,553	$(7,413)	$2,535	(493)	$30,718	$(4,093)
Realized gain (loss) on investments	321,050	(1,892)	35,222	(12)	(95,176)	(486)
Change in net unrealized appreciation (depreciation) on investments	(1,239,513)	233,361	(145,174)	7,938	(326,302)	28,390
Net Increase (Decrease) in Net Assets Resulting from Operations	(853,910)	224,056	(107,417)	7,433	(390,760)	23,811
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,670,194	3,595,070	839,291	347,361	2,568,898	2,612,708
Transfers between variable and fixed accounts, net	(125,471)	255,246	190,558	-	(1,266,299)	-
Contract benefits and terminations	(295,871)	(7,090)	(9,454)	(570)	(81,666)	(169,196)
Contract charges and deductions	(36,529)	(79)	-	-	(1,995)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(2,833)	(70)	(5)	(313)	(9)	(43)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	7,209,490	3,843,077	1,020,390	346,478	1,218,929	2,443,469
NET INCREASE (DECREASE) IN NET ASSETS	6,355,580	4,067,133	912,973	353,911	828,169	2,467,280
NET ASSETS
Beginning of Year or Period	4,067,133	-	353,911	-	2,467,280	-
End of Year or Period	$10,422,713	$4,067,133	$1,266,884	$353,911	$3,295,449	$2,467,280

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-74

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Diversified Value (1)		Equity Income (1)		Equity Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,794	$(1,314)	$3,786	$(730)	$21,353	$(2,565)
Realized gain (loss) on investments	59,584	7	30,044	(16)	74,910	23
Change in net unrealized appreciation (depreciation) on investments	(173,465)	30,472	82,587	16,847	(560,758)	185,382
Net Increase (Decrease) in Net Assets Resulting from Operations	(109,087)	29,165	116,417	16,101	(464,495)	182,840
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	453,540	835,618	1,248,167	266,416	97,347	2,433,547
Transfers between variable and fixed accounts, net	(52,554)	(10,624)	515,073	(536)	(105,946)	-
Contract benefits and terminations	(6,176)	(208)	(16,133)	(693)	(46,658)	(12,755)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(257)	(174)	2,281	(66)	(1,253)	1,353
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	394,553	824,612	1,749,388	265,121	(56,510)	2,422,145
NET INCREASE (DECREASE) IN NET ASSETS	285,466	853,777	1,865,805	281,222	(521,005)	2,604,985
NET ASSETS
Beginning of Year or Period	853,777	-	281,222	-	2,604,985	-
End of Year or Period	$1,139,243	$853,777	$2,147,027	$281,222	$2,083,980	$2,604,985

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Global Bond Index (1)		Growth (1)		High Yield Bond (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$20,024	$(911)	$(5,215)	$(1,059)	$23,908	$(452)
Realized gain (loss) on investments	1,658	(15)	46,059	(72)	(18,373)	(5)
Change in net unrealized appreciation (depreciation) on investments	(157,191)	(20)	(358,564)	6,174	(64,941)	2,599
Net Increase (Decrease) in Net Assets Resulting from Operations	(135,509)	(946)	(317,720)	5,043	(59,406)	2,142
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	229,155	882,529	1,026,981	649,913	794,932	392,365
Transfers between variable and fixed accounts, net	(13,951)	(55)	121,548	(4,387)	(219,464)	7,038
Contract benefits and terminations	(7,837)	(380)	(7,299)	(4)	(4,781)	(5,632)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(1)	(16)	243	(11)	(9)	(26)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	207,366	882,078	1,141,473	645,511	570,678	393,745
NET INCREASE (DECREASE) IN NET ASSETS	71,857	881,132	823,753	650,554	511,272	395,887
NET ASSETS
Beginning of Year or Period	881,132	-	650,554	-	395,887	-
End of Year or Period	$952,989	$881,132	$1,474,307	$650,554	$907,159	$395,887

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-75

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	Vanguard VIF		Vanguard VIF		Vanguard VIF
	International (1)		Mid-Cap Index (1)		Moderate Allocation (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,026	$(372)	$6,768	$(788)	$128,684	$(5,589)
Realized gain (loss) on investments	(84,021)	(127)	73,254	931	194,336	(1,201)
Change in net unrealized appreciation (depreciation) on investments	2,007	(13,449)	(404,889)	24,553	(1,602,587)	71,684
Net Increase (Decrease) in Net Assets Resulting from Operations	(80,988)	(13,948)	(324,867)	24,696	(1,279,567)	64,894
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	315,703	187,783	2,391,490	718,277	8,796,516	6,734,732
Transfers between variable and fixed accounts, net	22,719	4,818	669,507	(44,309)	(309,552)	188
Contract benefits and terminations	(5,475)	(1,672)	(34,085)	(1,081)	(266,071)	(58,136)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	154	13	(1,350)	50	(658)	(841)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	333,101	190,942	3,025,562	672,937	8,220,235	6,675,943
NET INCREASE (DECREASE) IN NET ASSETS	252,113	176,994	2,700,695	697,633	6,940,668	6,740,837
NET ASSETS
Beginning of Year or Period	176,994	-	697,633	-	6,740,837	-
End of Year or Period	$429,107	$176,994	$3,398,328	$697,633	$13,681,505	$6,740,837

	Vanguard VIF		Vanguard VIF		Vanguard VIF
	Real Estate Index (1)		Short-Term Investment-Grade (1)		Total Bond Market Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,732	$(234)	$21,372	$(1,509)	$95,914	$(6,826)
Realized gain (loss) on investments	34,253	(5)	(21,596)	(21)	(241,465)	(295)
Change in net unrealized appreciation (depreciation) on investments	(360,256)	14,408	(112,899)	(5,640)	(760,100)	(5,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	(312,271)	14,169	(113,123)	(7,170)	(905,651)	(12,319)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,056,917	165,992	2,629,556	1,140,703	3,794,162	6,471,383
Transfers between variable and fixed accounts, net	381,765	20,500	415,817	19,045	(1,646,507)	16,060
Contract benefits and terminations	(13,534)	(275)	(63,456)	(868)	(77,699)	(35,842)
Contract charges and deductions	-	-	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-	-	-
Other	(238)	(2)	57	(45)	(785)	56
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,424,910	186,215	2,981,974	1,158,835	2,069,171	6,451,657
NET INCREASE (DECREASE) IN NET ASSETS	1,112,639	200,384	2,868,851	1,151,665	1,163,520	6,439,338
NET ASSETS
Beginning of Year or Period	200,384	-	1,151,665	-	6,439,338	-
End of Year or Period	$1,313,023	$200,384	$4,020,516	$1,151,665	$7,602,858	$6,439,338

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-76

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
	Vanguard VIF Total		Vanguard VIF
	International Stock Market Index (1)		Total Stock Market Index (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$85,159	($3,539)	$37,125	($4,453)
Realized gain (loss) on investments	46,536	(481)	122,878	4,916
Change in net unrealized appreciation (depreciation) on investments	(818,870)	6,535	(1,151,349)	177,042
Net Increase (Decrease) in Net Assets Resulting from Operations	(687,175)	2,515	(991,346)	177,505
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,253,158	2,961,003	4,749,656	3,572,673
Transfers between variable and fixed accounts, net	1,608,648	126,018	86,864	(215,315)
Contract benefits and terminations	(69,501)	(14,202)	(100,994)	(33,412)
Contract charges and deductions	-	-	-	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	-	-	-	-
Other	326	483	(16,236)	(428)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	4,792,631	3,073,302	4,719,290	3,323,518
NET INCREASE (DECREASE) IN NET ASSETS	4,105,456	3,075,817	3,727,944	3,501,023
NET ASSETS
Beginning of Year or Period	3,075,817	-	3,501,023	-
End of Year or Period	$7,181,273	$3,075,817	$7,228,967	$3,501,023

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-77

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values ("AUV"), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Core Income Class I
2022	$8.71	$10.83	3,478,965	$35,591,556	0.00%	0.30%	1.95%	(14.09)%	(12.66)%
2021	10.05	12.41	3,333,548	39,404,318	0.00%	0.30%	1.95%	(2.32)%	(0.69)%
2020	11.46	12.51	3,189,553	38,329,877	0.00%	0.30%	2.00%	7.46%	9.25%
2019	10.64	11.46	2,151,095	23,795,771	0.00%	0.30%	2.00%	8.73%	10.59%
2018	9.78	10.38	1,148,625	11,581,723	0.00%	0.30%	2.00%	(3.89)%	(2.24)%
Diversified Bond Class I
2022	$8.07	$15.43	16,208,941	$181,360,873	0.00%	0.30%	2.00%	(20.23)%	(18.86)%
2021	10.04	19.04	17,376,218	242,491,985	0.00%	0.30%	2.00%	(3.87)%	(2.22)%
2020	12.14	19.49	15,489,503	225,524,712	0.00%	0.30%	2.00%	8.17%	10.02%
2019	11.16	17.73	13,472,666	182,275,698	0.00%	0.30%	2.00%	10.76%	12.66%
2018	10.03	15.75	11,784,263	145,114,938	0.00%	0.30%	2.00%	(3.32)%	(1.65)%
Floating Rate Income Class I
2022	$9.86	$13.06	13,808,314	$164,826,879	0.00%	0.30%	2.00%	(3.49)%	(1.84)%
2021	10.14	13.32	12,474,821	153,131,393	0.00%	0.30%	2.00%	2.55%	4.31%
2020	10.97	12.78	11,256,440	133,786,363	0.00%	0.30%	2.00%	2.63%	4.39%
2019	10.64	12.25	14,377,073	165,220,344	0.00%	0.30%	2.00%	5.97%	7.78%
2018	10.02	11.38	6,020,102	64,891,680	0.00%	0.30%	2.00%	(2.02)%	(0.33)%
Floating Rate Income Class P
2022	$10.11	$10.14	107,305	$1,086,656	0.00%	0.45%	0.60%	(1.94)%	(1.79)%
05/27/2021 - 12/31/2021	10.31	10.32	79,769	822,761	0.00%	0.45%	0.60%	1.99%	1.99%
High Yield Bond Class I
2022	$10.08	$27.79	7,526,318	$123,579,098	0.00%	0.30%	2.00%	(12.12)%	(10.62)%
2021	12.12	31.12	9,003,353	169,113,680	0.00%	0.30%	2.00%	3.33%	5.10%
2020	11.64	29.64	9,125,009	169,940,567	0.00%	0.30%	2.00%	3.65%	5.43%
2019	11.15	28.14	9,943,416	180,716,346	0.00%	0.30%	2.00%	11.73%	13.64%
2018	9.91	24.79	9,511,531	156,838,974	0.00%	0.30%	2.00%	(5.20)%	(3.56)%
Inflation Managed Class I
2022	$9.01	$23.87	11,807,580	$168,900,461	0.00%	0.30%	2.00%	(13.61)%	(12.14)%
2021	10.35	27.47	12,557,766	214,072,254	0.00%	0.30%	2.00%	3.60%	5.37%
2020	10.12	26.35	10,364,592	181,604,575	0.00%	0.30%	2.00%	9.21%	11.09%
2019	9.24	23.99	10,343,826	169,617,916	0.00%	0.30%	2.00%	6.49%	8.32%
2018	8.66	22.39	11,247,518	176,500,238	0.00%	0.30%	2.00%	(4.10)%	(2.45)%
Intermediate Bond Class I
2022	$8.51	$9.60	914,805	$7,883,500	0.00%	0.30%	1.85%	(14.36)%	(13.63)%
11/03/2021 - 12/31/2021	9.97	9.98	96,614	963,964	0.00%	0.30%	1.60%	(0.12)%	(0.12)%
Managed Bond Class I
2022	$8.54	$23.89	20,838,582	$293,086,505	0.00%	0.30%	2.00%	(15.72)%	(14.28)%
2021	10.74	28.18	23,360,988	391,987,013	0.00%	0.30%	2.00%	(3.09)%	(1.43)%
2020	11.07	28.90	22,834,095	403,577,841	0.00%	0.30%	2.00%	6.20%	8.02%
2019	10.40	27.05	22,284,620	381,005,513	0.00%	0.30%	2.00%	6.34%	8.17%
2018	9.76	25.29	21,835,220	364,851,787	0.00%	0.30%	2.00%	(2.58)%	(0.90)%
Short Duration Bond Class I
2022	$9.07	$12.58	30,813,210	$310,345,111	0.00%	0.30%	2.00%	(6.46)%	(4.86)%
2021	9.68	13.23	34,516,572	368,495,538	0.00%	0.30%	2.00%	(2.42)%	(0.75)%
2020	9.90	13.35	33,138,939	359,491,780	0.00%	0.30%	2.00%	1.68%	3.42%
2019	9.72	12.92	32,261,598	341,983,698	0.00%	0.30%	2.00%	2.16%	3.91%
2018	9.49	12.44	30,236,850	311,504,706	0.00%	0.30%	2.00%	(0.88)%	0.83%
Emerging Markets Debt Class I
2022	$8.51	$10.83	1,318,192	$12,528,823	0.00%	0.30%	2.00%	(11.06)%	(9.54)%
2021	9.55	11.98	1,621,000	17,267,388	0.00%	0.30%	2.00%	(7.98)%	(6.40)%
2020	10.36	12.81	1,580,511	18,134,828	0.00%	0.30%	2.00%	(0.26)%	1.45%
2019	10.36	12.64	1,777,321	20,249,407	0.00%	0.30%	2.00%	7.35%	9.19%
2018	9.63	11.59	1,797,712	18,951,916	0.00%	0.30%	2.00%	(7.34)%	(5.74)%
Dividend Growth Class I
2022	$9.93	$41.20	14,678,660	$417,480,008	0.00%	0.30%	2.00%	(12.26)%	(10.76)%
2021	11.21	46.21	14,573,292	485,107,198	0.00%	0.30%	2.00%	23.31%	25.42%
2020	15.73	36.88	14,379,140	392,591,032	0.00%	0.30%	2.00%	11.19%	13.10%
2019	14.07	32.64	14,570,294	360,631,080	0.00%	0.30%	2.00%	28.05%	30.25%
2018	10.94	25.09	14,056,494	274,423,228	0.00%	0.30%	2.00%	(3.25)%	(1.58)%

See Notes to Financial Statements	SA-78	See explanation of references on page SA-94

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Equity Index Class I
2022	$9.13	$65.04	48,691,993	$1,298,658,388	0.00%	0.30%	2.00%	(19.93)%	(18.55)%
2021	11.33	80.74	47,333,159	1,630,463,464	0.00%	0.30%	2.00%	25.83%	27.99%
2020	16.13	63.79	42,907,290	1,207,544,897	0.00%	0.30%	2.00%	15.77%	17.76%
2019	13.84	54.77	42,320,089	1,044,372,214	0.00%	0.30%	2.00%	28.50%	30.70%
2018	10.69	42.36	39,266,074	770,008,055	0.00%	0.30%	2.00%	(6.63)%	(5.02)%
Focused Growth Class I
2022	$7.27	$68.57	5,455,323	$167,698,636	0.00%	0.30%	2.00%	(35.11)%	(34.00)%
2021	11.10	103.99	5,423,820	266,598,139	0.00%	0.30%	2.00%	17.41%	19.43%
2020	22.24	87.16	5,161,793	219,367,794	0.00%	0.30%	2.00%	35.56%	37.88%
2019	16.29	63.28	5,518,935	176,509,190	0.00%	0.30%	2.00%	32.78%	35.06%
2018	13.73	46.90	5,377,847	132,603,632	0.00%	0.30%	2.00%	2.90%	4.67%
Growth Class I
2022	$7.86	$74.31	7,706,459	$295,380,893	0.00%	0.30%	2.00%	(32.57)%	(31.42)%
2021	11.54	109.55	7,711,223	454,798,690	0.00%	0.30%	2.00%	20.98%	23.05%
2020	21.12	90.01	7,677,598	386,224,796	0.00%	0.30%	2.00%	28.96%	31.17%
2019	16.30	69.38	7,725,298	313,122,387	0.00%	0.30%	2.00%	35.40%	37.72%
2018	11.98	50.93	7,589,376	238,326,340	0.00%	0.30%	2.00%	0.36%	2.09%
Hedged Equity Class I
2022	$9.40	$10.03	12,776,603	$121,716,044	0.00%	0.30%	1.95%	(9.63)%	(8.22)%
05/04/2021 - 12/31/2021	10.42	10.53	3,532,181	36,962,504	0.00%	0.30%	1.85%	4.54%	4.54%
Hedged Equity Class P
2022	$9.48	$9.48	162,474	$1,540,599	0.00%	0.45%	0.45%	(8.18)%	(8.18)%
08/13/2021 - 12/31/2021	10.33	10.33	11,221	115,873	0.00%	0.45%	0.45%	1.89%	1.89%
Large-Cap Core Class I
2022	$9.96	$47.51	6,807,796	$227,087,139	0.00%	0.30%	2.00%	(22.18)%	(20.85)%
2021	20.72	60.69	7,312,586	317,067,817	0.00%	0.30%	2.00%	25.23%	27.38%
2020	16.30	48.17	8,154,980	283,532,001	0.00%	0.30%	2.00%	11.68%	13.59%
2019	14.38	42.88	9,529,328	293,457,670	0.00%	0.30%	2.00%	29.52%	31.74%
2018	10.93	32.91	10,633,140	253,542,764	0.00%	0.30%	2.00%	(9.58)%	(8.02)%
Large-Cap Growth Class I
2022	$9.17	$36.74	8,517,159	$194,888,783	0.00%	0.30%	2.00%	(39.13)%	(38.09)%
2021	25.38	59.61	8,739,074	328,630,649	0.00%	0.30%	2.00%	17.89%	19.91%
2020	21.42	49.94	9,264,727	292,565,788	0.00%	0.30%	2.00%	35.61%	37.93%
2019	15.72	36.37	9,225,050	213,262,358	0.00%	0.30%	2.00%	29.72%	31.95%
2018	12.05	27.69	9,251,139	163,354,575	0.00%	0.30%	2.00%	(0.14)%	1.58%
Large-Cap Value Class I
2022	$9.68	$36.24	9,393,789	$239,660,488	0.00%	0.30%	2.00%	(8.48)%	(6.91)%
2021	10.53	39.36	8,847,030	256,269,837	0.00%	0.30%	2.00%	23.62%	25.74%
2020	12.91	31.65	8,251,342	200,560,402	0.00%	0.30%	2.00%	3.77%	5.55%
2019	12.35	30.31	8,646,430	205,659,391	0.00%	0.30%	2.00%	25.92%	28.08%
2018	9.74	23.93	9,256,573	176,677,899	0.00%	0.30%	2.00%	(11.15)%	(9.62)%
Mid-Cap Equity Class I
2022	$8.31	$54.70	6,835,391	$211,893,276	0.00%	0.30%	2.00%	(18.89)%	(17.50)%
2021	17.89	67.03	6,728,833	265,451,633	0.00%	0.30%	2.00%	14.10%	16.05%
2020	15.60	58.40	6,443,675	234,858,057	0.00%	0.30%	2.00%	24.99%	27.13%
2019	12.42	46.45	6,996,655	209,138,478	0.00%	0.30%	2.00%	18.45%	20.48%
2018	10.43	38.98	7,287,312	188,424,421	0.00%	0.30%	2.00%	(11.51)%	(9.99)%
Mid-Cap Growth Class I
2022	$7.53	$36.70	9,155,547	$247,780,894	0.00%	0.30%	2.00%	(32.10)%	(30.93)%
2021	11.00	53.38	9,226,331	368,344,471	0.00%	0.30%	2.00%	14.36%	16.32%
2020	23.82	46.10	9,767,687	341,825,807	0.00%	0.30%	2.00%	47.17%	49.69%
2019	16.07	30.93	10,774,027	258,256,271	0.00%	0.30%	2.00%	35.71%	38.04%
2018	11.76	22.54	11,170,460	198,481,470	0.00%	0.30%	2.00%	(1.83)%	(0.14)%
Mid-Cap Value Class I
2022	$9.39	$42.68	4,211,163	$101,437,822	0.00%	0.30%	2.00%	(9.10)%	(7.54)%
2021	10.22	46.21	4,453,627	120,534,150	0.00%	0.30%	2.00%	24.52%	26.65%
2020	13.39	36.52	3,812,231	85,401,943	0.00%	0.30%	2.00%	3.43%	5.20%
2019	12.76	34.75	4,350,388	97,366,796	0.00%	0.30%	2.00%	27.37%	29.55%
2018	9.87	26.85	4,398,530	76,990,322	0.00%	0.30%	2.00%	(16.49)%	(15.05)%

See Notes to Financial Statements	SA-79	See explanation of references on page SA-94

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Small-Cap Equity Class I
2022	$8.43	$39.48	2,731,229	$58,278,803	0.00%	0.30%	2.00%	(14.64)%	(13.18)%
2021	9.77	45.52	2,919,437	73,712,345	0.00%	0.30%	2.00%	23.96%	26.08%
2020	12.53	36.14	2,628,838	54,784,251	0.00%	0.30%	2.00%	3.33%	5.10%
2019	11.94	34.42	2,666,253	54,430,618	0.00%	0.30%	2.00%	21.50%	23.59%
2018	9.68	27.88	2,597,583	44,747,889	0.00%	0.30%	2.00%	(14.65)%	(13.17)%
Small-Cap Growth Class I
2022	$6.70	$31.93	4,818,532	$112,684,447	0.00%	0.30%	2.00%	(31.31)%	(30.13)%
2021	9.66	45.75	4,472,937	152,924,932	0.00%	0.30%	2.00%	(0.32)%	1.39%
2020	24.95	45.17	4,452,222	155,145,306	0.00%	0.30%	2.00%	52.50%	55.11%
2019	16.25	29.15	5,053,589	116,165,093	0.00%	0.30%	2.00%	29.29%	31.51%
2018	13.62	22.19	5,514,620	98,638,713	0.00%	0.30%	2.00%	3.45%	5.23%
Small-Cap Index Class I
2022	$7.61	$38.93	10,299,941	$223,773,824	0.00%	0.30%	2.00%	(22.43)%	(21.10)%
2021	9.74	49.39	10,483,466	297,353,955	0.00%	0.30%	2.00%	11.98%	13.89%
2020	14.02	43.41	10,160,705	265,843,742	0.00%	0.30%	2.00%	16.80%	18.80%
2019	11.94	36.58	10,182,090	233,189,346	0.00%	0.30%	2.00%	22.33%	24.42%
2018	9.71	29.43	9,742,504	187,508,926	0.00%	0.30%	2.00%	(13.32)%	(11.82)%
Small-Cap Value Class I
2022	$8.11	$60.14	4,332,834	$108,567,265	0.00%	0.30%	2.00%	(18.45)%	(17.06)%
2021	9.85	72.59	4,636,206	146,262,895	0.00%	0.30%	2.00%	32.92%	35.20%
2020	11.08	53.74	4,325,214	108,118,275	0.00%	0.30%	2.00%	1.39%	3.13%
2019	10.87	52.16	4,552,357	114,480,115	0.00%	0.30%	2.00%	20.16%	22.22%
2018	9.00	42.72	4,539,485	98,856,096	0.00%	0.30%	2.00%	(17.96)%	(16.54)%
Value Class I
2022	$10.32	$30.80	7,848,410	$177,385,602	0.00%	0.30%	2.00%	(2.50)%	(0.83)%
2021	10.47	31.09	7,952,289	187,762,796	0.00%	0.30%	2.00%	19.24%	21.28%
2020	11.16	25.66	8,856,167	176,480,230	0.00%	0.30%	2.00%	(8.78)%	(7.22)%
2019	12.17	27.69	9,134,455	197,827,146	0.00%	0.30%	2.00%	22.25%	24.35%
2018	9.91	22.29	9,819,439	172,698,671	0.00%	0.30%	2.00%	(14.12)%	(12.63)%
Value Advantage Class I
2022	$10.46	$22.53	4,430,519	$89,631,172	0.00%	0.30%	2.00%	(5.96)%	(4.35)%
2021	16.42	23.58	3,571,733	77,360,557	0.00%	0.30%	2.00%	25.98%	28.14%
2020	12.84	18.42	2,729,163	46,722,273	0.00%	0.30%	2.00%	(4.70)%	(3.07)%
2019	13.28	19.02	2,407,374	42,826,045	0.00%	0.30%	2.00%	24.45%	26.58%
2018	10.51	15.04	2,092,943	29,758,832	0.00%	0.30%	2.00%	(10.88)%	(9.34)%
Emerging Markets Class I
2022	$6.29	$63.03	9,163,589	$140,559,979	0.00%	0.30%	2.00%	(26.75)%	(25.50)%
2021	8.50	84.69	8,603,856	184,146,175	0.00%	0.30%	2.00%	(10.10)%	(8.56)%
2020	14.16	92.71	8,202,236	204,655,526	0.00%	0.30%	2.00%	15.00%	16.98%
2019	12.23	79.33	8,977,104	199,638,291	0.00%	0.30%	2.00%	23.12%	25.23%
2018	9.86	63.42	9,588,606	178,868,614	0.00%	0.30%	2.00%	(13.75)%	(12.26)%
International Growth Class I
2022	$7.54	$10.48	203,289	$1,570,294	0.00%	0.30%	1.75%	(22.90)%	(21.77)%
11/02/2021 - 12/31/2021	9.79	9.81	43,783	429,164	0.00%	0.30%	1.75%	(2.00)%	(2.00)%
International Large-Cap Class I
2022	$8.71	$31.13	13,611,310	$239,865,257	0.00%	0.30%	2.00%	(16.87)%	(15.45)%
2021	10.40	36.85	13,989,831	295,626,098	0.00%	0.30%	2.00%	12.51%	14.43%
2020	13.97	32.23	14,339,332	270,337,837	0.00%	0.30%	2.00%	8.55%	10.41%
2019	12.81	29.23	15,285,757	264,096,383	0.00%	0.30%	2.00%	25.50%	27.65%
2018	10.16	22.92	16,898,528	231,939,706	0.00%	0.30%	2.00%	(13.57)%	(12.08)%
International Small-Cap Class I
2022	$10.39	$19.97	2,513,634	$34,142,442	0.00%	0.30%	2.00%	(18.73)%	(17.34)%
2021	13.16	24.26	2,625,882	43,597,347	0.00%	0.30%	2.00%	11.62%	13.53%
2020	11.71	21.47	2,805,711	41,343,803	0.00%	0.30%	2.00%	6.27%	8.10%
2019	10.94	19.95	3,062,801	41,971,971	0.00%	0.30%	2.00%	17.69%	19.71%
2018	9.23	16.74	3,211,173	37,108,549	0.00%	0.30%	2.00%	(23.71)%	(22.39)%
International Value Class I
2022	$7.87	$15.97	8,564,092	$111,618,105	0.00%	0.30%	2.00%	(3.22)%	(1.56)%
2021	8.12	16.24	8,967,932	120,222,276	0.00%	0.30%	2.00%	17.98%	20.00%
2020	6.88	13.55	9,146,865	104,401,238	0.00%	0.30%	2.00%	(9.01)%	(7.45)%
2019	7.56	14.66	9,225,209	114,596,679	0.00%	0.30%	2.00%	14.29%	16.25%
2018	6.61	12.68	9,595,349	103,783,244	0.00%	0.30%	2.00%	(16.65)%	(15.21)%

See Notes to Financial Statements	SA-80	See explanation of references on page SA-94

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Health Sciences Class I
2022	$10.06	$94.07	6,978,977	$290,035,336	0.00%	0.30%	2.00%	(7.67)%	(6.09)%
2021	10.79	100.27	7,368,699	343,506,288	0.00%	0.30%	2.00%	10.16%	12.05%
2020	17.10	89.57	7,254,306	319,284,574	0.00%	0.30%	2.00%	16.43%	18.43%
2019	14.61	75.71	7,808,345	301,373,616	0.00%	0.30%	2.00%	23.28%	25.39%
2018	11.79	60.44	8,381,895	269,301,230	0.00%	0.30%	2.00%	5.75%	7.57%
Real Estate Class I
2022	$9.27	$61.08	4,308,652	$104,649,198	0.00%	0.30%	2.00%	(27.11)%	(25.86)%
2021	16.07	83.30	4,819,847	161,408,914	0.00%	0.30%	2.00%	37.55%	39.90%
2020	12.54	60.20	4,888,497	124,841,396	0.00%	0.30%	2.00%	(5.19)%	(3.57)%
2019	13.03	63.11	5,315,569	143,979,376	0.00%	0.30%	2.00%	28.69%	30.89%
2018	9.98	48.75	5,741,006	121,398,736	0.00%	0.30%	2.00%	(9.29)%	(7.73)%
Technology Class I
2022	$6.88	$24.73	7,575,806	$147,240,460	0.00%	0.30%	2.00%	(37.33)%	(36.25)%
2021	10.87	39.36	7,458,120	230,161,585	0.00%	0.30%	2.00%	11.61%	13.52%
2020	17.05	35.18	7,706,962	208,731,278	0.00%	0.30%	2.00%	44.33%	46.80%
2019	11.79	24.32	7,653,316	142,235,523	0.00%	0.30%	2.00%	33.62%	35.91%
2018	8.80	18.15	7,966,233	109,014,566	0.00%	0.30%	2.00%	(0.24)%	1.48%
ESG Diversified Class I
2022	$8.61	$9.96	977,900	$8,536,826	0.00%	0.30%	1.85%	(18.04)%	(16.84)%
05/17/2021 - 12/31/2021	10.42	10.66	458,078	4,850,097	0.00%	0.30%	1.75%	6.49%	6.49%
ESG Diversified Class P (5)
12/07/2022 - 12/31/2022	$8.70	$8.70	52,658	$457,958	0.00%	0.45%	0.45%	(2.05)%	(2.05)%
ESG Diversified Growth Class I
2022	$8.08	$10.03	98,168	$817,907	0.00%	0.30%	1.65%	(19.06)%	(18.49)%
11/16/2021 - 12/31/2021	10.04	10.05	22,864	229,580	0.00%	0.50%	1.20%	(0.57)%	(0.57)%
ESG Diversified Growth Class P (5)
09/28/2022 - 12/31/2022	$9.35	$9.35	2,201	$20,588	0.00%	0.45%	0.45%	5.38%	5.38%
PSF Avantis Balanced Allocation Class D
2022	$8.78	$13.96	23,391,029	$298,038,547	0.00%	0.30%	2.00%	(16.67)%	(15.25)%
2021	10.97	16.49	23,751,181	366,915,479	0.00%	0.30%	2.00%	10.27%	12.16%
2020	12.90	14.72	20,364,483	287,800,621	0.00%	0.30%	2.00%	9.89%	11.77%
2019	11.71	13.18	17,533,417	223,629,160	0.00%	0.30%	2.00%	17.38%	19.39%
2018	9.95	11.05	13,984,638	150,670,897	0.00%	0.30%	2.00%	(8.06)%	(6.47)%
PSF Avantis Balanced Allocation Class P
2022	$9.27	$9.27	192,749	$1,786,007	0.00%	0.45%	0.45%	(15.16)%	(15.16)%
06/25/2021 - 12/31/2021	10.92	10.92	147,178	1,607,448	0.00%	0.45%	0.45%	4.00%	4.00%
Pacific Dynamix - Conservative Growth Class I
2022	$8.81	$20.45	31,221,950	$447,596,518	0.00%	0.30%	2.00%	(16.07)%	(14.63)%
2021	10.42	23.98	33,393,733	574,372,129	0.00%	0.30%	2.00%	4.34%	6.12%
2020	12.68	22.62	34,235,499	566,126,949	0.00%	0.30%	2.00%	9.99%	11.88%
2019	11.45	20.24	33,572,437	504,881,921	0.00%	0.30%	2.00%	13.18%	15.12%
2018	10.05	17.60	34,320,308	457,602,754	0.00%	0.30%	2.00%	(5.76)%	(4.13)%
Pacific Dynamix - Conservative Growth Class P
2022	$8.87	$8.89	181,540	$1,612,087	0.00%	0.45%	0.60%	(14.59)%	(14.59)%
08/13/2021 - 12/31/2021	10.41	10.41	7,555	78,662	0.00%	0.45%	0.45%	0.74%	0.74%
Pacific Dynamix - Moderate Growth Class I
2022	$8.58	$25.10	136,624,336	$2,142,087,307	0.00%	0.30%	2.00%	(17.36)%	(15.95)%
2021	10.29	29.89	139,849,234	2,700,163,391	0.00%	0.30%	2.00%	8.43%	10.29%
2020	13.22	27.13	136,145,159	2,492,898,271	0.00%	0.30%	2.00%	12.31%	14.24%
2019	11.74	23.78	140,905,132	2,309,891,015	0.00%	0.30%	2.00%	16.59%	18.58%
2018	10.04	20.07	144,819,535	2,056,345,198	0.00%	0.30%	2.00%	(7.41)%	(5.81)%
Pacific Dynamix - Moderate Growth Class P
2022	$8.96	$8.99	61,197	$549,060	0.00%	0.45%	0.60%	(16.03)%	(16.03)%
09/09/2021 - 12/31/2021	10.67	10.67	17,514	186,894	0.00%	0.60%	0.60%	0.93%	0.93%
Pacific Dynamix - Growth Class I
2022	$10.09	$30.30	79,846,588	$1,451,741,930	0.00%	0.30%	2.00%	(18.34)%	(16.94)%
2021	15.78	36.52	70,654,915	1,595,184,020	0.00%	0.30%	2.00%	12.07%	13.99%
2020	14.01	32.07	52,279,480	1,095,441,256	0.00%	0.30%	2.00%	13.50%	15.44%
2019	12.28	27.81	37,812,246	744,887,106	0.00%	0.30%	2.00%	20.50%	22.57%
2018	10.14	22.71	37,185,605	622,881,911	0.00%	0.30%	2.00%	(9.13)%	(7.56)%

See Notes to Financial Statements	SA-81	See explanation of references on page SA-94

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Pacific Dynamix - Growth Class P
2022	$9.09	$9.09	90,287	$820,481	0.00%	0.45%	0.45%	(16.89)%	(16.89)%
02/19/2021 - 12/31/2021	10.93	10.93	21,700	237,290	0.00%	0.45%	0.45%	9.07%	9.07%
Portfolio Optimization Conservative Class I
2022	$8.60	$13.06	92,539,434	$1,049,691,691	0.00%	0.30%	2.00%	(15.37)%	(13.92)%
2021	10.10	15.18	101,360,739	1,358,240,285	0.00%	0.30%	2.00%	0.18%	1.90%
2020	11.66	14.92	115,277,984	1,534,716,340	0.00%	0.30%	2.00%	5.75%	7.56%
2019	10.95	13.88	112,674,680	1,415,956,727	0.00%	0.30%	2.00%	9.98%	11.86%
2018	9.89	12.42	122,666,989	1,395,000,702	0.00%	0.30%	2.00%	(5.30)%	(3.67)%
Portfolio Optimization Moderate-Conservative Class I
2022	$8.57	$14.89	112,884,194	$1,475,099,723	0.00%	0.30%	2.00%	(16.59)%	(15.16)%
2021	10.44	17.57	128,206,662	2,000,947,661	0.00%	0.30%	2.00%	4.18%	5.96%
2020	12.29	16.60	143,065,548	2,134,143,003	0.00%	0.30%	2.00%	7.79%	9.64%
2019	11.32	15.15	160,008,744	2,202,281,279	0.00%	0.30%	2.00%	13.00%	14.93%
2018	9.95	13.22	182,298,210	2,208,202,437	0.00%	0.30%	2.00%	(6.88)%	(5.27)%
Portfolio Optimization Moderate Class I
2022	$8.55	$16.84	438,793,672	$6,383,985,804	0.00%	0.30%	2.00%	(17.38)%	(15.97)%
2021	10.25	20.13	491,458,484	8,618,931,342	0.00%	0.30%	2.00%	7.02%	8.85%
2020	12.62	18.57	548,864,454	8,961,811,838	0.00%	0.30%	2.00%	9.61%	11.49%
2019	11.49	16.73	615,901,678	9,125,390,297	0.00%	0.30%	2.00%	16.11%	18.10%
2018	9.87	14.23	705,768,256	8,963,320,335	0.00%	0.30%	2.00%	(8.41)%	(6.83)%
Portfolio Optimization Growth Class I
2022	$8.51	$19.11	358,621,932	$5,762,258,741	0.00%	0.30%	2.00%	(18.52)%	(17.13)%
2021	10.34	23.16	395,660,358	7,766,098,564	0.00%	0.30%	2.00%	10.88%	12.78%
2020	14.62	20.63	439,483,300	7,748,073,547	0.00%	0.30%	2.00%	10.49%	12.39%
2019	13.04	18.44	492,110,249	7,818,850,939	0.00%	0.30%	2.00%	19.25%	21.29%
2018	10.77	15.27	563,059,591	7,468,425,206	0.00%	0.30%	2.00%	(10.02)%	(8.47)%
Portfolio Optimization Aggressive-Growth Class I
2022	$10.18	$20.55	74,256,762	$1,245,655,008	0.00%	0.30%	2.00%	(19.14)%	(17.75)%
2021	15.35	25.10	81,124,035	1,675,735,514	0.00%	0.30%	2.00%	13.39%	15.34%
2020	13.47	21.86	89,683,364	1,627,065,563	0.00%	0.30%	2.00%	10.23%	12.12%
2019	12.16	19.59	101,347,267	1,659,745,072	0.00%	0.30%	2.00%	21.31%	23.39%
2018	9.97	15.95	117,617,743	1,580,123,542	0.00%	0.30%	2.00%	(11.20)%	(9.67)%
Invesco Oppenheimer V.I. International Growth Series I
2022	$7.67	$7.67	1,821	$13,976	0.00%	0.45%	0.45%	(27.46)%	(27.46)%
09/14/2021 - 12/31/2021	10.58	10.58	1,831	19,372	0.00%	0.45%	0.45%	(4.10)%	(4.10)%
Invesco Oppenheimer V.I. International Growth Series II
2022	$7.39	$12.76	1,501,782	$16,951,821	0.00%	0.30%	2.00%	(28.61)%	(27.38)%
2021	10.24	17.57	1,482,842	23,274,851	0.00%	0.30%	2.00%	7.94%	9.79%
2020	13.64	16.01	1,294,995	18,636,307	0.66%	0.30%	2.00%	18.65%	20.68%
2019	11.50	13.26	1,226,707	14,698,332	0.72%	0.30%	2.00%	25.42%	27.57%
2018	9.17	10.40	1,233,981	11,685,079	0.62%	0.30%	2.00%	(21.15)%	(19.79)%
Invesco V.I. American Value Series I (5)
06/14/2022 - 12/31/2022	$11.53	$11.53	3,682	$42,439	1.45%	0.60%	0.60%	8.86%	8.86%
Invesco V.I. Balanced-Risk Allocation Series I
2022	$8.99	$8.99	13,320	$119,801	16.06%	0.45%	0.45%	(14.74)%	(14.74)%
06/18/2021 - 12/31/2021	10.55	10.55	2,210	23,313	5.92%	0.45%	0.45%	3.27%	3.27%
Invesco V.I. Balanced-Risk Allocation Series II
2022	$8.94	$22.34	20,395,509	$295,319,915	7.59%	0.30%	2.00%	(16.21)%	(14.77)%
2021	10.60	26.24	17,862,609	314,671,401	2.97%	0.30%	2.00%	7.10%	8.93%
2020	12.03	24.11	18,600,508	314,909,858	7.66%	0.30%	2.00%	7.81%	9.66%
2019	11.02	22.01	20,202,936	320,444,489	0.00%	0.30%	2.00%	12.61%	14.54%
2018	9.74	19.24	22,504,624	322,179,645	1.27%	0.30%	2.00%	(8.57)%	(6.99)%
Invesco V.I. Discovery Mid Cap Growth Series I
2022	$7.48	$7.50	11,622	$87,060	0.00%	0.45%	0.60%	(31.39)%	(31.29)%
06/04/2021 - 12/31/2021	10.90	10.91	2,858	31,140	0.00%	0.45%	0.60%	14.35%	14.35%
Invesco V.I. Equity and Income Series II
2022	$10.40	$16.51	3,539,176	$54,004,557	1.43%	0.30%	2.00%	(9.54)%	(7.99)%
2021	14.20	17.96	3,608,905	60,323,270	1.63%	0.30%	2.00%	16.01%	18.00%
2020	12.18	15.24	3,865,857	55,228,668	2.23%	0.30%	2.00%	7.48%	9.32%
2019	11.27	13.95	3,947,659	51,983,779	2.36%	0.30%	2.00%	17.63%	19.65%
2018	9.54	11.67	3,724,610	41,332,203	2.07%	0.30%	2.00%	(11.53)%	(10.00)%

See Notes to Financial Statements	SA-82	See explanation of references on page SA-94

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Invesco V.I. EQV International Equity Series I (5),(6)
08/15/2022 - 09/16/2022	$7.71	$7.71	-	$-	0.00%	0.45%	0.45%	(8.89)%	(8.89)%
Invesco V.I. Global Real Estate Series II
2022	$8.07	$10.82	852,966	$8,005,072	2.63%	0.30%	2.00%	(26.62)%	(25.37)%
2021	10.88	14.50	817,251	10,349,102	2.67%	0.30%	2.00%	22.96%	25.07%
2020	9.73	11.59	776,994	7,940,183	4.78%	0.30%	2.00%	(14.30)%	(12.82)%
2019	11.35	13.30	810,384	9,561,900	3.62%	0.30%	2.00%	20.22%	22.28%
2018	9.44	10.87	643,423	6,257,587	3.77%	0.30%	2.00%	(8.20)%	(6.62)%
Invesco V.I. Global Series II
2022	$9.74	$15.36	1,274,354	$17,645,552	0.00%	0.30%	2.00%	(33.28)%	(32.14)%
2021	19.46	22.64	1,320,434	27,219,534	0.00%	0.30%	2.00%	12.89%	14.83%
2020	17.12	19.72	1,257,546	22,746,069	0.43%	0.30%	2.00%	24.82%	26.96%
2019	13.62	15.53	1,488,720	21,391,688	0.64%	0.30%	2.00%	28.85%	31.06%
2018	10.50	11.85	1,385,063	15,319,920	0.85%	0.30%	2.00%	(15.12)%	(13.65)%
Invesco V.I. Main Street Small Cap Fund Series I
2022	$9.07	$9.09	82,118	$745,324	1.09%	0.45%	0.60%	(16.34)%	(16.21)%
08/12/2021 - 12/31/2021	10.84	10.85	5,823	63,182	1.00%	0.45%	0.60%	4.05%	4.05%
Invesco V.I. Nasdaq 100 Buffer - September Series I (5)
01/24/2022 - 12/31/2022	$8.29	$8.29	9,654	$80,033	0.00%	0.45%	0.45%	(16.15)%	(16.15)%
Invesco V.I. Nasdaq 100 Buffer - September Series II
2022	$8.14	$9.44	254,767	$2,148,370	0.00%	0.30%	1.70%	(22.09)%	(21.39)%
10/12/2021 - 12/31/2021	10.52	10.54	45,974	483,609	0.00%	0.30%	1.20%	5.31%	5.31%
Invesco V.I. Nasdaq 100 Buffer - December Series I (5)
03/14/2022 - 12/31/2022	$7.54	$7.54	1,557	$11,733	0.00%	0.45%	0.45%	(12.80)%	(12.80)%
Invesco V.I. Nasdaq 100 Buffer - December Series II (5)
01/03/2022 - 12/31/2022	$7.44	$9.32	347,498	$2,603,201	0.00%	0.30%	1.50%	(25.39)%	(25.39)%
Invesco V.I. Nasdaq 100 Buffer - March Series I (5)
09/02/2022 - 12/31/2022	$8.16	$8.16	1,513	$12,343	0.00%	0.45%	0.45%	(6.34)%	(6.34)%
Invesco V.I. Nasdaq 100 Buffer - March Series II (5)
04/01/2022 - 12/31/2022	$8.09	$9.49	141,942	$1,150,241	0.00%	1.10%	1.40%	(18.97)%	(18.97)%
Invesco V.I. Nasdaq 100 Buffer - June Series II (5)
07/01/2022 - 12/31/2022	$9.50	$9.64	316,981	$3,054,963	0.00%	1.10%	1.50%	(3.70)%	(3.56)%
Invesco V.I. S&P 500 Buffer - September Series I
2022	$9.42	$9.42	40,765	$383,911	0.00%	0.45%	0.45%	(9.94)%	(9.94)%
11/11/2021 - 12/31/2021	10.46	10.46	1,769	18,496	0.00%	0.45%	0.45%	1.12%	1.12%
Invesco V.I. S&P 500 Buffer - September Series II
2022	$9.24	$10.14	1,329,890	$12,496,155	0.00%	0.30%	1.70%	(11.17)%	(10.01)%
10/07/2021 - 12/31/2021	10.42	10.45	412,435	4,300,797	0.00%	0.30%	1.60%	3.78%	3.78%
Invesco V.I. S&P 500 Buffer - December Series II (5)
01/03/2022 - 12/31/2022	$8.74	$10.12	939,885	$8,251,270	0.00%	0.30%	1.50%	(12.39)%	(11.61)%
Invesco V.I. S&P 500 Buffer - March Series II (5)
04/01/2022 - 12/31/2022	$9.06	$10.19	1,014,794	$9,222,347	0.00%	0.30%	1.60%	(9.38)%	(8.50)%
Invesco V.I. S&P 500 Buffer - June Series II (5)
07/01/2022 - 12/31/2022	$10.04	$10.07	824,362	$8,302,382	0.00%	1.10%	1.50%	0.59%	0.74%
Invesco V.I. Technology Series I
2022	$6.28	$6.30	82,946	$521,325	0.00%	0.45%	0.60%	(40.31)%	(40.22)%
06/22/2021 - 12/31/2021	10.52	10.53	13,090	137,846	0.00%	0.45%	0.60%	3.85%	3.85%
American Century VP Mid Cap Value Class I (5)
06/14/2022 - 12/31/2022	$11.54	$11.57	15,076	$174,265	2.97%	0.45%	0.60%	6.36%	6.36%
American Century VP Mid Cap Value Class II
2022	$10.05	$26.36	4,624,001	$100,582,036	2.11%	0.30%	2.00%	(3.33)%	(1.68)%
2021	14.09	26.83	4,497,905	101,993,283	1.04%	0.30%	2.00%	20.58%	22.65%
2020	11.63	21.90	4,475,406	84,023,806	1.67%	0.30%	2.00%	(0.89)%	0.81%
2019	11.67	21.75	4,696,915	88,473,524	1.90%	0.30%	2.00%	26.44%	28.61%
2018	9.19	16.93	4,648,111	69,290,350	1.27%	0.30%	2.00%	(14.70)%	(13.22)%
American Funds IS American High-Income Trust Class 4
2022	$9.17	$13.29	3,641,673	$45,384,912	7.12%	0.30%	1.95%	(11.28)%	(9.80)%
2021	12.44	14.75	3,604,054	50,527,382	4.06%	0.30%	1.95%	6.09%	7.86%
2020	11.65	13.69	2,696,891	35,347,472	8.06%	0.30%	1.95%	5.66%	7.41%
2019	10.95	12.76	2,603,736	31,991,057	6.27%	0.30%	1.95%	10.10%	11.93%
2018	9.88	11.41	1,818,203	20,145,019	5.59%	0.30%	1.95%	(4.53)%	(2.93)%

See Notes to Financial Statements	SA-83	See explanation of references on page SA-94

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Class 1
2022	$9.64	$9.67	291,614	$2,815,698	2.79%	0.45%	0.60%	(13.71)%	(13.58)%
06/07/2021 - 12/31/2021	11.17	11.19	151,172	1,689,315	3.87%	0.45%	0.60%	4.62%	4.62%
American Funds IS Asset Allocation Class 4
2022	$8.92	$15.99	235,781,171	$3,329,310,722	1.66%	0.30%	2.00%	(15.37)%	(13.92)%
2021	10.44	18.66	243,553,523	4,084,199,482	1.36%	0.30%	2.00%	12.57%	14.50%
2020	13.42	16.37	237,956,490	3,586,425,606	1.47%	0.30%	2.00%	9.94%	11.82%
2019	12.14	14.71	243,250,672	3,309,209,188	1.73%	0.30%	2.00%	18.53%	20.56%
2018	10.19	12.25	246,768,480	2,810,176,638	1.46%	0.30%	2.00%	(6.73)%	(5.12)%
American Funds IS Capital Income Builder Class 1
2022	$10.37	$10.40	78,483	$813,854	3.22%	0.45%	0.60%	(7.45)%	(7.31)%
05/20/2021 - 12/31/2021	11.20	11.22	48,890	547,693	4.24%	0.45%	0.60%	4.88%	4.88%
American Funds IS Capital Income Builder Class 4
2022	$9.48	$13.62	9,376,116	$117,857,135	2.55%	0.30%	2.00%	(9.21)%	(7.65)%
2021	12.80	14.75	9,400,974	129,329,044	2.52%	0.30%	2.00%	12.41%	14.34%
2020	11.39	12.90	8,994,388	108,919,873	2.65%	0.30%	2.00%	2.05%	3.80%
2019	11.16	12.43	9,363,187	110,011,255	2.68%	0.30%	2.00%	15.29%	17.27%
2018	9.68	10.60	8,466,870	85,368,961	2.72%	0.30%	2.00%	(9.10)%	(7.53)%
American Funds IS Capital World Bond Class 1 (5)
01/24/2022 - 12/31/2022	$7.86	$7.88	18,467	$145,198	0.42%	0.45%	0.60%	(16.91)%	(16.91)%
American Funds IS Capital World Bond Class 4
2022	$7.87	$9.83	2,381,252	$21,437,187	0.21%	0.30%	1.95%	(19.43)%	(18.09)%
2021	10.46	11.57	2,331,909	25,825,264	1.63%	0.30%	2.00%	(6.92)%	(5.46)%
2020	11.22	12.24	1,710,525	20,165,750	1.11%	0.30%	2.00%	7.45%	9.29%
2019	10.44	11.20	1,477,082	16,045,481	1.46%	0.30%	2.00%	5.41%	7.21%
2018	9.90	10.45	1,258,572	12,821,962	2.20%	0.30%	2.00%	(3.57)%	(1.90)%
American Funds IS Capital World Growth and Income Class 1
2022	$9.09	$9.12	14,549	$132,542	3.97%	0.45%	0.60%	(17.63)%	(17.63)%
08/10/2021 - 12/31/2021	11.04	11.04	4,259	47,010	4.11%	0.60%	0.60%	3.00%	3.00%
American Funds IS Capital World Growth and Income Class 4
2022	$10.53	$15.48	4,314,793	$63,410,506	2.16%	0.30%	2.00%	(19.20)%	(17.82)%
2021	16.01	18.85	4,339,568	78,541,858	1.59%	0.30%	2.00%	12.20%	14.12%
2020	14.20	16.54	3,388,396	54,092,872	1.16%	0.30%	2.00%	6.40%	8.22%
2019	13.28	15.30	3,022,917	44,898,187	1.93%	0.30%	2.00%	28.14%	30.34%
2018	10.31	11.75	2,456,273	28,176,906	1.68%	0.30%	2.00%	(11.68)%	(10.16)%
American Funds IS Global Balanced Class 4
2022	$10.27	$13.87	5,130,674	$67,782,176	0.00%	0.30%	2.00%	(16.42)%	(14.99)%
2021	14.80	16.33	5,574,494	87,287,347	0.83%	0.30%	2.00%	8.27%	10.13%
2020	13.67	14.85	4,845,740	69,376,992	0.89%	0.30%	2.00%	7.82%	9.67%
2019	12.68	13.55	4,799,248	63,144,585	1.14%	0.30%	2.00%	17.83%	19.85%
2018	10.76	11.32	4,336,770	47,966,295	1.17%	0.30%	2.00%	(8.18)%	(6.59)%
American Funds IS Global Growth Class 1
2022	$8.10	$8.12	42,404	$343,893	1.11%	0.45%	0.60%	(24.99)%	(24.88)%
06/04/2021 - 12/31/2021	10.79	10.81	21,594	233,159	0.69%	0.45%	0.60%	6.47%	6.47%
American Funds IS Global Growth Class 4
2022	$7.89	$20.36	7,747,403	$144,568,416	0.45%	0.30%	2.00%	(26.40)%	(25.14)%
2021	20.64	27.22	7,592,625	191,919,469	0.21%	0.30%	2.00%	13.84%	15.79%
2020	18.04	23.54	6,822,409	150,256,254	0.16%	0.30%	2.00%	27.59%	29.78%
2019	14.07	18.15	6,719,991	115,088,564	1.00%	0.30%	2.00%	32.20%	34.47%
2018	10.59	13.51	6,148,518	78,942,770	0.55%	0.30%	2.00%	(11.05)%	(9.51)%
American Funds IS Global Small Capitalization Class 4
2022	$10.21	$14.04	2,931,121	$38,894,810	0.00%	0.30%	2.00%	(31.08)%	(29.90)%
2021	17.53	20.03	2,600,282	49,766,826	0.00%	0.30%	2.00%	4.32%	6.11%
2020	16.72	18.88	1,990,423	36,147,533	0.13%	0.30%	2.00%	26.83%	29.00%
2019	13.12	14.64	1,840,128	26,084,787	0.01%	0.30%	2.00%	28.65%	30.85%
2018	10.15	11.19	1,471,715	16,044,129	0.02%	0.30%	2.00%	(12.58)%	(11.07)%
American Funds IS Growth Class 1
2022	$7.93	$7.95	249,427	$1,980,437	0.87%	0.45%	0.60%	(30.18)%	(30.07)%
06/09/2021 - 12/31/2021	11.36	11.37	39,950	454,078	0.90%	0.45%	0.60%	11.93%	11.93%

See Notes to Financial Statements	SA-84	See explanation of references on page SA-94

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS Growth Class 4
2022	$7.67	$25.39	26,097,738	$552,304,014	0.10%	0.30%	2.00%	(31.50)%	(30.32)%
2021	11.13	36.61	25,686,479	802,146,017	0.06%	0.30%	2.00%	19.28%	21.32%
2020	21.83	30.31	24,975,444	648,933,173	0.20%	0.30%	2.00%	48.71%	51.26%
2019	14.61	20.13	25,959,828	449,220,933	0.57%	0.30%	2.00%	27.86%	30.05%
2018	11.37	15.55	26,297,274	352,634,575	0.26%	0.30%	2.00%	(2.49)%	(0.80)%
American Funds IS Growth-Income Class 1
2022	$9.91	$9.94	170,804	$1,696,274	1.84%	0.45%	0.60%	(16.79)%	(16.66)%
05/27/2021 - 12/31/2021	11.91	11.92	39,377	469,308	2.69%	0.45%	0.60%	9.90%	9.90%
American Funds IS Growth-Income Class 4
2022	$8.98	$20.13	23,213,330	$410,711,351	1.07%	0.30%	2.00%	(18.35)%	(16.96)%
2021	10.92	24.35	23,979,496	518,625,840	0.97%	0.30%	2.00%	21.35%	23.43%
2020	15.15	19.82	22,979,190	406,479,221	1.16%	0.30%	2.00%	11.01%	12.91%
2019	13.58	17.63	24,612,458	388,579,894	1.50%	0.30%	2.00%	23.36%	25.48%
2018	10.95	14.12	25,499,425	323,650,289	1.25%	0.30%	2.00%	(4.01)%	(2.35)%
American Funds IS International Class 1
2022	$7.42	$7.44	50,049	$372,492	3.17%	0.45%	0.60%	(20.93)%	(20.93)%
08/27/2021 - 12/31/2021	9.41	9.41	6,444	60,666	13.64%	0.45%	0.45%	(5.48)%	(5.48)%
American Funds IS International Class 4
2022	$9.85	$12.17	7,919,990	$85,102,087	1.54%	0.30%	2.00%	(22.58)%	(21.26)%
2021	12.73	15.45	7,892,109	108,416,162	2.38%	0.30%	2.00%	(3.66)%	(2.01)%
2020	13.21	15.77	7,177,101	101,270,614	0.45%	0.30%	2.00%	11.41%	13.32%
2019	11.86	13.91	7,321,305	91,758,888	1.39%	0.30%	2.00%	20.24%	22.30%
2018	9.86	11.38	5,877,732	60,534,823	1.63%	0.30%	2.00%	(15.13)%	(13.67)%
American Funds IS International Growth and Income Class 1
2022	$8.59	$8.61	36,552	$314,687	5.24%	0.45%	0.60%	(15.51)%	(15.39)%
05/20/2021 - 12/31/2021	10.17	10.18	11,221	114,141	4.89%	0.45%	0.60%	(1.00)%	(1.00)%
American Funds IS International Growth and Income Class 4
2022	$8.07	$12.75	4,829,629	$51,926,368	2.80%	0.30%	2.00%	(17.19)%	(15.78)%
2021	9.64	15.14	4,811,132	61,908,949	2.82%	0.30%	2.00%	3.01%	4.78%
2020	11.54	14.45	4,731,166	58,569,477	1.33%	0.30%	2.00%	3.64%	5.42%
2019	11.08	13.71	4,691,520	55,508,509	2.42%	0.30%	2.00%	20.04%	22.10%
2018	9.18	11.23	4,409,965	43,001,936	2.08%	0.30%	2.00%	(13.22)%	(11.73)%
American Funds IS Managed Risk Asset Allocation Class P1 (5)
03/09/2022 - 12/31/2022	$9.42	$9.42	30,658	$288,898	4.82%	0.45%	0.60%	(7.66)%	(7.66)%
06/30/2021 - 09/16/2021	10.76	10.76	-	$-	0.00%	0.45%	0.45%	1.59%	1.59%
American Funds IS Managed Risk Asset Allocation Class P2
2022	$8.84	$14.33	13,359,897	$166,286,060	2.20%	0.30%	2.00%	(15.67)%	(14.23)%
2021	10.95	16.73	12,857,346	193,789,068	1.36%	0.30%	2.00%	10.28%	12.17%
2020	12.27	14.93	11,596,589	162,109,838	1.51%	0.30%	2.00%	3.79%	5.57%
2019	11.76	14.15	10,804,760	144,266,036	2.29%	0.30%	2.00%	15.65%	17.63%
2018	10.12	12.05	10,040,824	115,008,587	1.37%	0.30%	2.00%	(6.79)%	(5.18)%
American Funds IS New World Fund Class 1
2022	$7.55	$7.57	121,178	$916,665	1.78%	0.45%	0.60%	(22.33)%	(22.21)%
04/15/2021 - 12/31/2021	9.72	9.73	44,148	429,397	3.02%	0.45%	0.60%	0.47%	0.47%
American Funds IS New World Fund Class 4
2022	$7.35	$14.23	5,239,889	$64,479,315	1.11%	0.30%	2.00%	(23.79)%	(22.49)%
2021	9.56	18.35	5,135,808	82,196,698	0.67%	0.30%	2.00%	2.56%	4.32%
2020	14.47	17.59	4,414,153	68,148,249	0.04%	0.30%	2.00%	20.85%	22.92%
2019	11.97	14.31	4,568,328	57,614,643	0.79%	0.30%	2.00%	26.27%	28.43%
2018	9.48	11.14	4,358,296	43,131,184	0.71%	0.30%	2.00%	(15.96)%	(14.51)%
American Funds IS The Bond Fund of America Class 1
2022	$8.70	$8.72	347,156	$3,028,029	4.55%	0.45%	0.60%	(12.65)%	(12.65)%
09/14/2021 - 12/31/2021	9.99	9.99	10,280	102,679	8.15%	0.45%	0.45%	(1.00)%	(1.00)%
American Funds IS The Bond Fund of America Class 4
2022	$8.67	$10.50	13,216,178	$132,831,689	2.75%	0.30%	2.00%	(14.47)%	(13.01)%
2021	10.94	12.08	13,089,539	152,326,203	1.34%	0.30%	2.00%	(2.56)%	(0.88)%
2020	11.23	12.20	10,104,867	119,129,680	2.23%	0.30%	2.00%	7.21%	9.05%
2019	10.48	11.20	6,600,411	71,857,165	2.80%	0.30%	2.00%	6.92%	8.75%
2018	9.80	10.31	4,611,732	46,516,940	2.63%	0.30%	2.00%	(2.71)%	(1.18)%

See Notes to Financial Statements	SA-85	See explanation of references on page SA-94

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
American Funds IS U.S. Government Securities Class 1
2022	$8.88	$8.88	86,569	$768,622	12.26%	0.45%	0.45%	(11.15)%	(11.15)%
10/28/2021 - 12/31/2021	9.99	9.99	4,119	41,164	8.93%	0.45%	0.45%	0.20%	0.20%
American Funds IS U.S. Government Securities Class 4
2022	$8.84	$10.52	6,026,456	$58,958,044	3.42%	0.30%	2.00%	(12.95)%	(11.46)%
2021	10.05	11.90	6,959,965	77,445,532	0.94%	0.30%	2.00%	(2.84)%	(1.17)%
2020	10.75	12.05	10,237,716	115,980,599	1.89%	0.30%	2.00%	7.32%	9.15%
2019	10.01	11.05	4,886,622	51,395,885	1.99%	0.30%	2.00%	3.06%	4.83%
2018	9.72	10.55	4,222,318	42,708,133	1.72%	0.30%	2.00%	(1.45)%	0.20%
American Funds IS Washington Mutual Investors Class 1
2022	$11.03	$11.07	68,968	$762,977	3.24%	0.45%	0.60%	(8.69)%	(8.69)%
06/15/2021 - 12/31/2021	12.12	12.12	15,591	188,936	3.54%	0.45%	0.45%	10.46%	10.46%
American Funds IS Washington Mutual Investors Class 4
2022	$9.90	$18.31	11,726,592	$200,075,999	1.79%	0.30%	2.00%	(10.49)%	(8.96)%
2021	10.98	20.13	10,929,163	208,192,004	1.33%	0.30%	2.00%	24.99%	27.13%
2020	12.69	15.85	9,569,016	144,970,879	1.63%	0.30%	2.00%	6.32%	8.15%
2019	11.88	14.67	8,965,013	126,418,067	2.08%	0.30%	2.00%	18.64%	20.67%
2018	9.96	12.17	7,269,940	85,722,867	1.96%	0.30%	2.00%	(10.73)%	(9.19)%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2022	$8.79	$14.54	14,271,032	$190,448,788	2.24%	0.30%	2.00%	(16.51)%	(15.08)%
2021	10.42	17.13	11,615,970	187,350,089	2.29%	0.30%	2.00%	9.78%	11.66%
2020	13.81	15.36	7,597,641	110,851,315	1.99%	0.30%	2.00%	12.57%	14.32%
2019	12.26	13.45	4,721,834	60,649,968	3.32%	0.30%	1.85%	19.18%	21.04%
2018	10.25	11.12	2,089,209	22,306,050	0.99%	0.30%	1.95%	(6.70)%	(5.23)%
BlackRock Capital Appreciation V.I. Class III
2022	$24.73	$34.17	1,036,425	$31,190,321	0.00%	0.75%	1.50%	(38.74)%	(38.28)%
2021	40.37	55.36	900,633	43,998,422	0.00%	0.75%	1.50%	19.09%	19.99%
2020	33.90	46.14	1,006,731	41,083,886	0.00%	0.75%	1.50%	39.41%	40.46%
2019	24.32	32.85	1,292,645	37,523,740	0.00%	0.75%	1.50%	29.59%	30.57%
2018	18.76	25.16	1,475,578	32,796,365	0.00%	0.75%	1.50%	0.60%	1.36%
BlackRock Equity Dividend V.I. Class I
2022	$10.97	$11.00	69,864	$768,528	1.87%	0.45%	0.60%	(4.42)%	(4.42)%
12/07/2021 - 12/31/2021	11.48	11.48	31,382	360,240	2.88%	0.60%	0.60%	2.02%	2.02%
BlackRock Global Allocation V.I. Class I
2022	$8.60	$8.60	123,714	$1,063,372	0.00%	0.45%	0.45%	(16.24)%	(16.24)%
08/13/2021 - 12/31/2021	10.26	10.26	2,484	25,488	1.23%	0.45%	0.45%	(0.84)%	(0.84)%
BlackRock Global Allocation V.I. Class III
2022	$8.22	$16.92	85,813,546	$1,192,222,701	0.00%	0.30%	2.00%	(17.73)%	(16.32)%
2021	9.90	20.24	93,695,265	1,587,846,702	0.82%	0.30%	2.00%	4.31%	6.10%
2020	13.51	19.09	98,050,229	1,608,721,024	1.26%	0.30%	2.00%	18.32%	20.35%
2019	11.36	15.88	111,381,280	1,537,219,217	1.20%	0.30%	2.00%	15.42%	17.40%
2018	9.79	13.54	132,460,071	1,575,516,857	0.81%	0.30%	2.00%	(9.42)%	(7.86)%
BlackRock High Yield V.I. Class I
2022	$9.23	$9.26	65,450	$605,626	5.54%	0.45%	0.60%	(10.89)%	(10.75)%
06/04/2021 - 12/31/2021	10.36	10.37	15,776	163,491	4.47%	0.45%	0.60%	2.10%	2.10%
BlackRock S&P 500 Index V.I. Class I
2022	$9.97	$10.00	92,239	$921,539	2.81%	0.45%	0.60%	(18.72)%	(18.60)%
07/28/2021 - 12/31/2021	12.26	12.28	17,525	215,186	3.68%	0.45%	0.60%	8.71%	8.71%
BlackRock Small Cap Index V.I. Class I
2022	$7.74	$7.76	451,935	$3,506,533	2.34%	0.45%	0.60%	(20.94)%	(20.82)%
04/15/2021 - 12/31/2021	9.79	9.80	43,597	427,096	3.62%	0.45%	0.60%	(0.20)%	(0.20)%
BlackRock Total Return V.I. Class I
2022	$8.44	$8.47	128,322	$1,086,169	2.88%	0.45%	0.60%	(14.44)%	(14.44)%
12/07/2021 - 12/31/2021	9.90	9.90	5,869	58,074	1.93%	0.45%	0.45%	(0.18)%	(0.18)%
Delaware Ivy VIP Asset Strategy Class II
2022	$8.88	$14.51	1,803,794	$19,255,483	1.77%	0.30%	2.00%	(16.43)%	(14.99)%
2021	10.55	17.08	1,508,099	19,824,061	1.81%	0.30%	2.00%	8.26%	10.11%
2020	11.87	15.51	1,158,794	14,484,570	1.94%	0.30%	2.00%	11.62%	13.54%
2019	10.63	13.66	1,352,169	15,018,915	2.08%	0.30%	2.00%	19.37%	21.41%
2018	8.91	11.25	1,483,636	13,696,205	1.83%	0.30%	2.00%	(7.32)%	(5.72)%

See Notes to Financial Statements	SA-86	See explanation of references on page SA-94

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Delaware Ivy VIP Energy Class II
2022	$6.52	$11.77	8,944,575	$62,286,813	2.92%	0.30%	2.00%	47.50%	50.02%
2021	4.42	5.43	7,973,963	37,055,143	1.65%	0.30%	2.00%	39.19%	41.57%
2020	3.18	3.87	5,774,234	19,132,655	2.22%	0.30%	2.00%	(38.09)%	(37.02)%
2019	5.13	5.78	2,985,245	15,845,384	0.00%	0.30%	2.00%	1.43%	3.17%
2018	5.06	5.61	2,874,689	14,926,807	0.00%	0.30%	2.00%	(35.45)%	(34.34)%
DFA VA Equity Allocation Institutional Class
2022	$9.96	$9.99	15,034	$149,925	1.87%	0.45%	0.60%	(14.20)%	(14.07)%
08/10/2021 - 12/31/2021	11.61	11.62	11,872	137,853	6.15%	0.45%	0.60%	4.41%	4.41%
DFA VA Global Bond Institutional Class
2022	$9.16	$9.19	44,252	$406,422	1.77%	0.45%	0.60%	(6.89)%	(6.75)%
06/29/2021 - 12/31/2021	9.84	9.86	34,026	335,219	2.34%	0.45%	0.60%	(1.43)%	(1.43)%
DFA VA Global Moderate Allocation Institutional Class
2022	$9.66	$9.69	37,988	$367,827	2.84%	0.45%	0.60%	(11.49)%	(11.36)%
08/10/2021 - 12/31/2021	10.92	10.93	16,225	177,207	4.68%	0.45%	0.60%	2.29%	2.29%
DFA VA International Small Institutional Class
2022	$8.88	$8.90	37,415	$332,811	4.05%	0.45%	0.60%	(18.14)%	(18.01)%
07/08/2021 - 12/31/2021	10.85	10.86	16,625	180,386	7.96%	0.45%	0.60%	2.45%	2.45%
DFA VA International Value Institutional Class
2022	$10.74	$10.77	127,002	$1,366,252	5.41%	0.45%	0.60%	(4.03)%	(3.89)%
06/15/2021 - 12/31/2021	11.19	11.20	67,675	757,530	13.70%	0.45%	0.60%	(2.67)%	(2.67)%
DFA VA Short-Term Fixed Institutional Class
2022	$9.75	$9.78	247,160	$2,416,407	2.23%	0.45%	0.60%	(1.75)%	(1.60)%
08/11/2021 - 12/31/2021	9.93	9.94	43,736	434,668	0.02%	0.45%	0.60%	(0.42)%	(0.42)%
DFA VA US Large Value Institutional Class
2022	$11.25	$11.28	251,430	$2,835,299	3.55%	0.45%	0.60%	(5.45)%	(5.30)%
06/04/2021 - 12/31/2021	11.90	11.91	34,289	408,262	4.42%	0.45%	0.60%	2.58%	2.58%
DFA VA US Targeted Value Institutional Class
2022	$11.51	$11.55	82,020	$946,243	1.57%	0.45%	0.60%	(4.79)%	(4.64)%
04/15/2021 - 12/31/2021	12.09	12.11	44,610	539,712	3.99%	0.45%	0.60%	8.94%	8.94%
Fidelity VIP Consumer Discretionary Initial Class (5)
12/27/2022 - 12/31/2022	$7.26	$7.26	520	$3,776	0.00%	0.45%	0.45%	1.16%	1.16%
Fidelity VIP Contrafund Initial Class
2022	$8.92	$8.95	41,710	$372,591	0.81%	0.45%	0.60%	(26.75)%	(26.64)%
05/20/2021 - 12/31/2021	12.18	12.20	10,575	128,888	0.00%	0.45%	0.60%	18.38%	18.38%
Fidelity VIP Contrafund Service Class 2
2022	$8.47	$26.93	11,942,263	$275,966,970	0.27%	0.30%	2.00%	(27.94)%	(26.71)%
2021	11.65	36.78	11,743,628	381,230,239	0.03%	0.30%	2.00%	24.99%	27.13%
2020	17.09	28.96	11,335,278	293,430,933	0.08%	0.30%	2.00%	27.66%	29.84%
2019	13.32	22.33	11,865,835	239,600,500	0.22%	0.30%	2.00%	28.68%	30.88%
2018	10.30	17.08	11,658,277	181,793,911	0.44%	0.30%	2.00%	(8.50)%	(6.92)%
Fidelity VIP Emerging Markets Initial Class
2022	$6.96	$6.98	81,945	$571,791	3.56%	0.45%	0.60%	(20.59)%	(20.47)%
06/04/2021 - 12/31/2021	8.77	8.78	14,544	127,579	6.27%	0.45%	0.60%	(12.18)%	(12.18)%
Fidelity VIP Energy Initial Class
2022	$21.89	$21.95	32,901	$721,434	4.06%	0.45%	0.60%	62.21%	62.21%
05/20/2021 - 12/31/2021	13.50	13.50	5,344	72,125	3.23%	0.60%	0.60%	13.29%	13.29%
Fidelity VIP Extended Market Index Initial Class
2022	$8.70	$8.72	158,402	$1,380,101	1.66%	0.45%	0.60%	(18.61)%	(18.49)%
04/15/2021 - 12/31/2021	10.69	10.70	69,294	740,679	8.35%	0.45%	0.60%	3.63%	3.63%
Fidelity VIP FundsManager 60% Investor Class (5)
12/07/2022 - 12/31/2022	$9.78	$9.78	538,685	$5,266,017	See Note (7)	1.00%	1.00%	(1.80)%	(1.80)%
Fidelity VIP FundsManager 60% Service Class 2
2022	$8.73	$18.53	25,259,177	$372,173,872	1.68%	0.30%	2.00%	(16.93)%	(15.50)%
2021	10.40	21.96	23,783,824	434,687,452	0.97%	0.30%	2.00%	9.99%	11.87%
2020	13.69	19.65	21,137,865	364,926,775	0.93%	0.30%	2.00%	12.64%	14.58%
2019	12.07	17.16	20,252,337	309,354,003	1.40%	0.30%	2.00%	17.87%	19.89%
2018	10.16	14.33	20,000,705	258,479,033	1.15%	0.30%	2.00%	(8.37)%	(6.79)%
Fidelity VIP Government Money Market Initial Class
2022	$10.03	$10.06	1,576,714	$15,846,777	2.27%	0.45%	0.60%	0.83%	0.98%
06/23/2021 - 12/31/2021	9.95	9.96	42,486	422,970	0.01%	0.45%	0.60%	(0.31)%	(0.31)%

See Notes to Financial Statements	SA-87	See explanation of references on page SA-94

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Fidelity VIP Government Money Market Service Class
2022	$8.91	$10.39	52,653,369	$502,225,940	1.46%	0.30%	2.00%	(0.64)%	1.06%
2021	8.97	10.28	40,954,210	390,780,434	0.01%	0.30%	2.00%	(1.97)%	(0.29)%
2020	9.15	10.31	50,158,206	482,675,916	0.22%	0.30%	2.00%	(1.71)%	(0.02)%
2019	9.30	10.32	32,145,243	312,107,403	1.88%	0.30%	2.00%	(0.10)%	1.61%
2018	9.31	10.15	31,093,930	298,387,548	1.55%	0.30%	2.00%	(0.47)%	1.25%
Fidelity VIP Growth Opportunities Initial Class
2022	$6.14	$6.16	56,819	$349,498	0.00%	0.45%	0.60%	(38.52)%	(38.43)%
09/02/2021 - 12/31/2021	9.98	10.00	3,896	38,898	0.00%	0.45%	0.60%	(5.79)%	(5.79)%
Fidelity VIP Index 500 Initial Class
2022	$9.97	$10.00	299,731	$2,993,041	2.08%	0.45%	0.60%	(18.58)%	(18.58)%
06/15/2021 - 12/31/2021	12.28	12.28	6,562	80,594	2.74%	0.45%	0.45%	12.71%	12.71%
Fidelity VIP Investment Grade Bond Initial Class
2022	$8.60	$8.63	144,963	$1,250,644	4.92%	0.45%	0.60%	(13.48)%	(13.35)%
09/02/2021 - 12/31/2021	9.94	9.96	6,818	67,828	5.47%	0.45%	0.60%	(1.08)%	(1.08)%
Fidelity VIP Strategic Income Service Class 2
2022	$8.89	$11.97	7,296,355	$81,030,938	3.37%	0.30%	2.00%	(13.27)%	(11.78)%
2021	10.14	13.58	7,822,262	99,315,045	2.51%	0.30%	2.00%	1.48%	3.22%
2020	11.52	13.17	7,026,620	87,077,019	3.25%	0.30%	2.00%	5.04%	6.84%
2019	10.89	12.34	6,770,188	79,193,872	3.51%	0.30%	2.00%	8.46%	10.32%
2018	9.97	11.20	5,371,527	57,472,420	3.77%	0.30%	2.00%	(4.76)%	(3.12)%
Fidelity VIP Value Strategies Initial Class
2022	$11.20	$11.24	54,117	$607,098	1.59%	0.45%	0.60%	(7.58)%	(7.44)%
06/04/2021 - 12/31/2021	12.12	12.14	13,422	162,885	3.57%	0.45%	0.60%	3.81%	3.81%
First Trust Dorsey Wright Tactical Core Class I
2022	$9.77	$13.72	2,657,693	$33,444,112	1.48%	0.30%	2.00%	(18.69)%	(17.30)%
2021	14.65	16.59	3,226,339	49,725,811	0.39%	0.30%	2.00%	11.62%	13.53%
2020	13.09	14.61	2,656,872	36,362,021	0.48%	0.30%	2.00%	8.89%	10.76%
2019	11.99	13.19	2,969,833	37,027,305	0.63%	0.30%	2.00%	18.59%	20.63%
2018	10.08	10.94	2,604,023	27,160,582	0.40%	0.30%	2.00%	(9.78)%	(8.36)%
First Trust Multi Income Allocation Class I
2022	$10.12	$13.46	1,434,676	$17,794,708	2.84%	0.30%	1.85%	(9.21)%	(7.80)%
2021	10.49	14.61	1,563,332	21,222,052	2.34%	0.30%	1.85%	10.62%	12.35%
2020	11.05	13.02	1,416,254	17,366,681	2.22%	0.30%	1.85%	0.61%	2.18%
2019	10.97	12.75	1,339,559	16,214,326	2.48%	0.30%	1.85%	14.25%	16.03%
2018	9.59	11.00	1,249,607	13,161,907	2.50%	0.30%	1.85%	(6.20)%	(4.72)%
First Trust/Dow Jones Dividend & Income Allocation Class I
2022	$9.05	$19.21	37,836,927	$593,648,878	1.42%	0.30%	2.00%	(13.94)%	(12.46)%
2021	10.94	21.97	37,604,224	701,796,584	0.94%	0.30%	2.00%	10.03%	11.91%
2020	12.81	19.65	38,413,073	662,991,395	1.49%	0.30%	2.00%	5.67%	7.48%
2019	12.09	18.30	39,723,807	647,137,550	1.59%	0.30%	2.00%	18.38%	20.41%
2018	10.19	15.22	38,964,983	535,422,561	1.55%	0.30%	2.00%	(6.81)%	(5.20)%
Franklin Allocation VIP Class 2
2022	$16.13	$19.22	1,187,062	$21,458,071	1.62%	0.75%	1.50%	(17.25)%	(16.63)%
2021	19.50	23.05	1,273,977	27,644,825	1.73%	0.75%	1.50%	10.02%	10.85%
2020	17.72	20.80	1,319,963	25,870,236	1.49%	0.75%	1.50%	10.08%	10.91%
2019	16.10	18.75	1,342,099	23,727,646	3.55%	0.75%	1.50%	18.07%	18.96%
2018	13.63	15.76	1,325,154	19,722,357	3.06%	0.75%	1.50%	(11.00)%	(10.33)%
Franklin Allocation VIP Class 4
2022	$8.73	$17.33	15,596,987	$219,460,932	1.49%	0.30%	2.00%	(17.85)%	(16.44)%
2021	10.94	20.92	15,926,805	277,311,223	1.58%	0.30%	2.00%	9.33%	11.20%
2020	13.59	19.06	16,724,233	269,024,656	1.34%	0.30%	2.00%	9.54%	11.42%
2019	12.22	17.33	18,217,777	266,689,325	3.32%	0.30%	2.00%	17.19%	19.20%
2018	10.27	14.73	20,456,672	254,733,392	2.87%	0.30%	2.00%	(11.38)%	(9.85)%
Franklin Income VIP Class 1 (5)
03/07/2022 - 12/31/2022	$10.71	$10.74	22,536	$241,993	6.77%	0.45%	0.60%	(4.88)%	(4.88)%
Franklin Income VIP Class 2
2022	$10.18	$13.66	4,782,643	$60,618,834	5.06%	0.30%	2.00%	(7.34)%	(5.76)%
2021	12.92	14.49	4,105,312	55,940,034	4.68%	0.30%	2.00%	14.44%	16.40%
2020	11.29	12.45	4,573,894	53,969,144	6.00%	0.30%	2.00%	(1.30)%	0.39%
2019	11.44	12.40	4,714,785	55,900,700	5.31%	0.30%	2.00%	13.76%	15.71%
2018	10.05	10.72	3,727,163	38,547,708	4.81%	0.30%	2.00%	(6.21)%	(4.59)%

See Notes to Financial Statements	SA-88	See explanation of references on page SA-94

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Franklin Mutual Global Discovery VIP Class 2
2022	$10.54	$21.57	8,376,154	$150,268,819	1.37%	0.30%	2.00%	(6.63)%	(5.03)%
2021	13.70	22.82	9,674,845	184,263,585	2.59%	0.30%	2.00%	16.77%	18.77%
2020	11.56	19.30	11,609,935	188,576,655	2.41%	0.30%	2.00%	(6.36)%	(4.75)%
2019	12.16	20.35	12,150,356	206,820,911	1.61%	0.30%	2.00%	21.91%	24.00%
2018	9.83	16.49	13,449,622	186,078,604	2.35%	0.30%	2.00%	(12.99)%	(11.48)%
Franklin Mutual Shares VIP Class 1 (5)
05/13/2022 - 12/31/2022	$10.57	$10.57	5,119	$54,124	3.56%	0.45%	0.45%	(0.63)%	(0.63)%
Franklin Rising Dividends VIP Class 1
2022	$11.10	$11.14	76,816	$854,353	1.09%	0.45%	0.60%	(10.88)%	(10.88)%
05/20/2021 - 12/31/2021	12.46	12.46	7,469	93,075	1.10%	0.60%	0.60%	14.94%	14.94%
Franklin Rising Dividends VIP Class 2
2022	$10.05	$28.83	9,023,367	$221,584,639	0.81%	0.30%	2.00%	(12.34)%	(10.84)%
2021	11.37	32.37	9,335,978	264,342,579	0.85%	0.30%	2.00%	24.28%	26.41%
2020	15.52	25.63	9,362,137	212,785,729	1.24%	0.30%	2.00%	13.67%	15.62%
2019	13.58	22.19	10,256,753	203,835,964	1.23%	0.30%	2.00%	26.67%	28.84%
2018	10.67	17.24	9,931,707	154,894,538	1.26%	0.30%	2.00%	(6.97)%	(5.36)%
Franklin Small Cap Value VIP Class 1 (5)
01/13/2022 - 12/31/2022	$10.18	$10.18	13,128	$133,630	0.97%	0.45%	0.45%	(11.79)%	(11.79)%
Franklin Small-Mid Cap Growth VIP Class 1
2022	$6.68	$6.68	55,186	$368,690	0.00%	0.45%	0.45%	(33.82)%	(33.82)%
07/28/2021 - 12/31/2021	10.09	10.09	7,766	78,393	0.00%	0.45%	0.45%	(1.77)%	(1.77)%
Franklin Strategic Income VIP Class 1
2022	$9.00	$9.02	33,823	$305,048	4.55%	0.45%	0.60%	(10.86)%	(10.86)%
12/30/2021 - 12/31/2021	10.12	10.12	3,442	34,836	0.00%	0.45%	0.45%	0.00%	0.00%
Templeton Foreign VIP Class 1
2022	$9.08	$9.08	3,088	$28,042	3.37%	0.45%	0.45%	(7.80)%	(7.80)%
10/19/2021 - 12/31/2021	9.85	9.85	3,183	31,348	0.00%	0.45%	0.45%	(4.22)%	(4.22)%
Templeton Global Bond VIP Class 1
2022	$9.01	$9.04	11,819	$106,732	0.00%	0.45%	0.60%	(5.42)%	(5.27)%
06/04/2021 - 12/31/2021	9.53	9.54	6,122	58,358	0.00%	0.45%	0.60%	(3.69)%	(3.69)%
Templeton Global Bond VIP Class 2
2022	$7.52	$10.60	7,088,492	$58,866,304	0.00%	0.30%	2.00%	(6.83)%	(5.23)%
2021	8.05	11.24	8,116,103	71,643,504	0.00%	0.30%	2.00%	(6.87)%	(5.28)%
2020	8.63	11.92	8,259,570	77,421,248	8.30%	0.30%	2.00%	(7.16)%	(5.56)%
2019	9.28	12.67	9,186,153	91,721,794	7.09%	0.30%	2.00%	(0.01)%	1.71%
2018	9.26	12.52	9,627,263	95,140,630	0.00%	0.30%	2.00%	(0.09)%	1.63%
Goldman Sachs VIT Large Cap Value Institutional Shares (5)
04/06/2022 - 12/31/2022	$11.09	$11.12	5,265	$58,409	2.34%	0.45%	0.60%	(5.35)%	(5.35)%
Goldman Sachs VIT Mid Cap Value Institutional Shares
2022	$11.03	$11.03	17,620	$194,311	0.72%	0.45%	0.45%	(10.39)%	(10.39)%
06/15/2021 - 12/31/2021	12.31	12.31	9,306	114,529	0.95%	0.45%	0.45%	11.09%	11.09%
Goldman Sachs VIT Strategic Growth Institutional Shares (5)
05/13/2022 - 12/31/2022	$7.73	$7.73	13,477	$104,210	0.00%	0.45%	0.45%	(7.21)%	(7.21)%
Goldman Sachs VIT Trends Driven Allocation Institutional Shares (5)
04/14/2022 - 12/31/2022	$8.94	$8.94	26,381	$235,780	0.00%	0.60%	0.60%	(12.14)%	(12.14)%
Janus Henderson Balanced Institutional Shares
2022	$9.57	$9.57	241,281	$2,309,472	1.30%	0.45%	0.45%	(16.78)%	(16.78)%
04/08/2021 - 12/31/2021	11.50	11.50	162,862	1,873,093	1.46%	0.45%	0.45%	12.00%	12.00%
Janus Henderson Balanced Service Shares
2022	$9.08	$20.78	308,691,102	$5,038,948,579	1.10%	0.30%	2.00%	(18.27)%	(16.87)%
2021	11.00	25.02	278,642,992	5,810,489,351	0.69%	0.30%	2.00%	14.59%	16.56%
2020	14.95	21.48	221,575,730	4,242,264,305	1.56%	0.30%	2.00%	11.77%	13.69%
2019	13.30	18.92	185,974,655	3,171,059,795	1.71%	0.30%	2.00%	19.85%	21.91%
2018	11.05	15.53	151,998,954	2,154,003,803	1.79%	0.30%	2.00%	(1.57)%	0.13%
Janus Henderson Enterprise Institutional Shares
2022	$9.35	$9.38	64,087	$599,707	0.02%	0.45%	0.60%	(16.32)%	(16.32)%
11/10/2021 - 12/31/2021	11.21	11.21	1,063	11,914	0.00%	0.45%	0.45%	0.29%	0.29%

See Notes to Financial Statements	SA-89	See explanation of references on page SA-94

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Janus Henderson Flexible Bond Service Shares
2022	$9.15	$10.51	3,071,967	$29,944,473	1.98%	0.30%	2.00%	(15.60)%	(14.16)%
2021	10.84	12.25	3,371,293	38,644,273	1.62%	0.30%	2.00%	(3.07)%	(1.41)%
2020	11.18	12.44	3,367,311	39,512,445	2.49%	0.30%	2.00%	8.07%	9.92%
2019	10.35	11.33	2,797,058	30,110,415	2.86%	0.30%	2.00%	7.11%	8.95%
2018	9.66	10.41	2,570,835	25,650,617	2.64%	0.30%	2.00%	(3.25)%	(1.58)%
JPMorgan Insurance Trust Core Bond Class 1
2022	$8.62	$14.02	12,696	$172,918	1.92%	0.45%	1.60%	(13.96)%	(12.97)%
2021	9.90	16.26	10,896	173,997	1.86%	0.45%	1.60%	(2.92)%	(2.73)%
2020	16.17	16.72	10,472	174,914	2.05%	1.40%	1.60%	6.13%	6.35%
2019	15.24	15.72	11,823	185,713	2.50%	1.40%	1.60%	6.46%	6.67%
2018	14.31	14.74	11,899	175,221	2.46%	1.40%	1.60%	(1.55)%	(1.35)%
JPMorgan Insurance Trust Global Allocation Class 2
2022	$10.01	$13.22	876,062	$10,664,227	1.41%	0.30%	1.85%	(19.33)%	(18.07)%
2021	14.28	16.14	940,958	14,092,258	0.81%	0.30%	1.85%	7.26%	8.94%
2020	13.32	14.81	941,553	13,072,807	1.69%	0.30%	1.85%	13.28%	15.05%
2019	11.75	12.87	980,418	11,941,301	2.06%	0.30%	2.00%	14.44%	16.23%
2018	10.21	11.08	993,900	10,545,527	0.00%	0.30%	2.00%	(8.18)%	(6.59)%
JPMorgan Insurance Trust Income Builder Class 2
2022	$10.02	$12.11	1,020,221	$11,512,389	3.63%	0.30%	1.85%	(14.11)%	(12.77)%
2021	12.46	13.88	1,173,884	15,313,348	2.66%	0.30%	2.00%	6.23%	7.89%
2020	11.63	12.86	1,169,287	14,215,565	3.29%	0.30%	2.00%	3.13%	4.90%
2019	11.27	12.26	1,080,178	12,639,900	3.07%	0.30%	2.00%	12.01%	13.93%
2018	10.06	10.76	874,702	9,065,181	0.00%	0.30%	2.00%	(6.81)%	(5.20)%
JPMorgan Insurance Trust Mid Cap Value Class 1
2022	$11.09	$35.91	41,765	$540,121	0.66%	0.60%	1.60%	(9.61)%	(9.43)%
2021	38.29	39.66	3,136	123,458	0.90%	1.40%	1.60%	27.82%	28.08%
2020	29.95	30.96	3,139	96,543	1.45%	1.40%	1.60%	(1.22)%	(1.03)%
2019	30.32	31.28	3,229	100,340	1.61%	1.40%	1.60%	24.75%	25.00%
2018	24.31	25.03	3,373	83,917	0.97%	1.40%	1.60%	(13.24)%	(13.07)%
JPMorgan Insurance Trust U.S. Equity Class 1
2022	$43.07	$43.07	311	$13,375	0.37%	1.40%	1.40%	(19.82)%	(19.82)%
2021	53.72	53.72	558	29,969	0.73%	1.40%	1.40%	27.54%	27.54%
2020	42.12	42.12	561	23,635	0.76%	1.40%	1.40%	23.52%	23.52%
2019	34.10	34.10	584	19,926	0.85%	1.40%	1.40%	29.92%	29.92%
2018	26.25	26.25	588	15,447	0.62%	1.40%	1.40%	(7.48)%	(7.48)%
ClearBridge Variable Aggressive Growth - Class II
2022	$9.65	$12.45	969,943	$11,230,322	0.00%	0.30%	1.95%	(28.00)%	(26.81)%
2021	14.93	17.01	923,502	14,749,250	0.16%	0.30%	2.00%	7.92%	9.71%
2020	13.74	15.50	980,629	14,337,024	0.66%	0.30%	2.00%	15.40%	17.38%
2019	11.82	13.21	877,736	11,023,937	0.85%	0.30%	2.00%	22.34%	24.37%
2018	9.60	10.62	678,630	6,923,122	0.41%	0.30%	2.00%	(10.34)%	(8.84)%
Western Asset Core Plus VIT Class I
2022	$8.11	$8.14	171,475	$1,394,708	2.79%	0.45%	0.60%	(17.72)%	(17.60)%
06/04/2021 - 12/31/2021	9.86	9.87	61,519	607,169	10.03%	0.45%	0.60%	(0.06)%	(0.06)%
Lord Abbett Bond Debenture Class VC
2022	$8.66	$13.69	10,968,206	$136,204,893	4.33%	0.30%	2.00%	(14.53)%	(13.06)%
2021	10.04	15.77	11,553,854	166,063,844	3.36%	0.30%	2.00%	1.23%	2.97%
2020	11.74	15.33	9,342,834	131,580,408	3.97%	0.30%	2.00%	5.18%	6.98%
2019	11.11	14.34	9,128,556	121,162,936	4.31%	0.30%	2.00%	11.11%	13.01%
2018	9.94	12.70	7,732,403	91,539,827	4.49%	0.30%	2.00%	(5.93)%	(4.31)%
Lord Abbett Total Return Class VC
2022	$9.17	$12.26	21,830,030	$236,571,067	3.19%	0.30%	2.00%	(15.75)%	(14.30)%
2021	10.88	14.37	23,613,019	300,017,160	1.92%	0.30%	2.00%	(2.22)%	(0.54)%
2020	11.13	14.51	23,597,269	303,123,564	2.38%	0.30%	2.00%	5.30%	7.10%
2019	10.57	13.61	24,454,607	295,798,025	2.64%	0.30%	2.00%	6.26%	8.08%
2018	9.91	12.65	25,481,194	287,709,206	3.16%	0.30%	2.00%	(3.00)%	(1.32)%
MFS International Growth - Initial Class
2022	$8.89	$8.92	89,358	$795,857	0.62%	0.45%	0.60%	(15.46)%	(15.34)%
06/28/2021 - 12/31/2021	10.52	10.54	50,476	531,144	0.70%	0.45%	0.60%	0.39%	0.39%

See Notes to Financial Statements	SA-90	See explanation of references on page SA-94

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
MFS Massachusetts Investors Growth Stock - Service Class
2022	$20.61	$21.85	3,071,316	$66,826,527	0.00%	0.75%	1.50%	(20.64)%	(20.05)%
2021	25.98	27.33	3,191,183	86,898,259	0.03%	0.75%	1.50%	23.79%	24.72%
2020	20.99	21.91	3,719,603	81,263,271	0.22%	0.75%	1.50%	20.38%	21.29%
2019	17.43	18.07	4,417,128	79,615,791	0.34%	0.75%	1.50%	37.51%	38.54%
2018	12.68	13.04	5,156,328	67,121,008	0.33%	0.75%	1.50%	(0.93)%	(0.18)%
MFS New Discovery Series - Initial Class
2022	$6.42	$6.44	83,316	$535,322	0.00%	0.45%	0.60%	(30.18)%	(30.07)%
06/04/2021 - 12/31/2021	9.19	9.20	51,616	474,580	0.00%	0.45%	0.60%	(2.60)%	(2.60)%
MFS Total Return Series - Service Class
2022	$9.22	$20.10	26,167,176	$427,543,562	1.49%	0.30%	2.00%	(11.62)%	(10.11)%
2021	11.06	22.39	25,716,660	487,383,226	1.63%	0.30%	2.00%	11.58%	13.49%
2020	12.70	19.80	25,334,270	439,107,285	2.09%	0.30%	2.00%	7.35%	9.19%
2019	11.77	18.21	26,668,585	428,357,165	2.13%	0.30%	2.00%	17.74%	19.76%
2018	9.95	15.28	27,386,021	372,281,332	1.96%	0.30%	2.00%	(7.75)%	(6.15)%
MFS Utilities Series - Initial Class
2022	$11.33	$11.37	14,917	$169,207	2.39%	0.45%	0.60%	0.15%	0.30%
05/27/2021 - 12/31/2021	11.32	11.33	3,473	39,321	3.21%	0.45%	0.60%	9.35%	9.35%
MFS Utilities Series - Service Class
2022	$10.42	$21.06	3,834,938	$68,766,145	2.33%	0.30%	2.00%	(1.51)%	0.18%
2021	16.71	21.05	3,442,435	62,595,733	1.55%	0.30%	2.00%	11.57%	13.48%
2020	14.95	18.56	3,359,918	54,424,836	2.14%	0.30%	2.00%	3.53%	5.31%
2019	14.41	17.65	3,834,815	59,832,797	3.85%	0.30%	2.00%	22.33%	24.43%
2018	11.75	14.20	3,586,304	45,546,448	0.85%	0.30%	2.00%	(1.20)%	0.51%
MFS Value Series - Initial Class
2022	$11.36	$11.40	10,879	$123,945	1.58%	0.45%	0.60%	(6.47)%	(6.33)%
06/01/2021 - 12/31/2021	12.15	12.17	1,860	22,607	2.30%	0.45%	0.60%	7.65%	7.65%
MFS Value Series - Service Class
2022	$26.55	$33.97	2,587,909	$76,443,736	1.15%	0.75%	1.50%	(7.54)%	(6.84)%
2021	28.71	36.46	2,845,409	90,326,492	1.14%	0.75%	1.50%	23.29%	24.22%
2020	23.29	29.35	3,263,118	83,597,607	1.36%	0.75%	1.50%	1.68%	2.45%
2019	22.90	28.65	3,365,420	84,221,535	1.89%	0.75%	1.50%	27.58%	28.54%
2018	17.95	22.29	3,700,200	72,135,293	1.32%	0.75%	1.50%	(11.70)%	(11.03)%
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S
2022	$9.94	$12.78	329,190	$3,807,658	0.00%	0.30%	1.80%	(12.86)%	(11.54)%
2021	12.75	14.44	240,676	3,225,085	0.34%	0.30%	1.80%	15.84%	17.59%
2020	11.01	12.28	144,364	1,648,886	0.89%	0.30%	1.80%	6.33%	7.93%
2019	10.36	11.38	137,355	1,452,167	0.17%	0.30%	1.80%	13.20%	14.91%
2018	9.15	9.90	100,732	938,759	0.00%	0.30%	1.80%	(8.45)%	(7.16)%
TOPS Aggressive Growth ETF Class 1 (5)
01/05/2022 - 12/31/2022	$9.34	$9.34	452	$4,222	0.14%	0.45%	0.45%	(15.26)%	(15.26)%
TOPS Balanced ETF Class Class 1
2022	$9.39	$9.41	21,162	$199,059	2.92%	0.45%	0.60%	(11.52)%	(11.52)%
11/10/2021 - 12/31/2021	10.61	10.61	5,092	54,014	0.00%	0.60%	0.60%	0.25%	0.25%
TOPS Conservative ETF Class 1 (5)
03/25/2022 - 12/31/2022	$9.51	$9.51	33,232	$316,097	1.79%	0.45%	0.45%	(6.16)%	(6.16)%
TOPS Growth ETF Class 1
2022	$9.34	$9.37	18,405	$172,321	0.74%	0.45%	0.60%	(15.06)%	(14.94)%
02/19/2021 - 12/31/2021	11.00	11.02	23,646	260,159	0.79%	0.45%	0.60%	9.87%	9.87%
TOPS Managed Risk Growth ETF Class 1 (5)
04/22/2022 - 12/31/2022	$9.23	$9.23	931	$8,594	13.74%	0.45%	0.45%	(6.16)%	(6.16)%
TOPS Moderate Growth ETF Class 1 (5)
09/20/2022 - 12/31/2022	$9.40	$9.40	5,675	$53,328	6.09%	0.45%	0.45%	2.03%	2.03%
PIMCO All Asset - Advisor Class
2022	$10.01	$12.53	365,550	$4,468,823	7.53%	0.30%	1.85%	(13.48)%	(12.13)%
2021	13.89	14.26	384,604	5,400,952	10.31%	0.30%	1.85%	13.92%	15.58%
05/28/2020 - 12/31/2020	12.19	12.31	202,159	2,474,456	4.23%	0.40%	1.85%	17.17%	17.31%
PIMCO CommodityRealReturn Strategy - Advisor Class
2022	$6.91	$14.12	3,924,178	$31,714,469	22.33%	0.30%	2.00%	6.52%	8.34%
2021	6.49	13.03	2,992,278	22,232,847	4.15%	0.30%	2.00%	30.48%	32.71%
2020	4.97	9.82	1,545,855	8,631,904	6.09%	0.30%	2.00%	(0.78)%	0.93%
2019	5.01	9.73	1,378,881	7,605,029	4.35%	0.30%	2.00%	9.15%	11.02%
2018	4.59	8.77	1,366,854	6,776,551	1.99%	0.30%	2.00%	(15.91)%	(14.46)%

See Notes to Financial Statements	SA-91	See explanation of references on page SA-94

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
PIMCO Emerging Markets Bond - Institutional Class
2022	$8.22	$8.24	34,412	$283,162	5.08%	0.45%	0.60%	(16.01)%	(15.89)%
05/27/2021 - 12/31/2021	9.79	9.80	16,290	159,513	4.84%	0.45%	0.60%	(1.26)%	(1.26)%
PIMCO Income - Advisor Class
2022	$9.14	$10.46	1,966,152	$20,110,768	3.70%	0.30%	2.00%	(9.61)%	(8.07)%
2021	10.01	11.38	1,783,521	20,022,762	2.84%	0.30%	2.00%	0.03%	1.59%
05/07/2020 - 12/31/2020	11.09	11.20	470,049	5,238,100	3.43%	0.30%	1.85%	11.14%	11.14%
PIMCO Long-Term U.S. Government - Institutional Class (5)
01/28/2022 - 12/31/2022	$7.06	$7.08	29,262	$207,220	2.31%	0.45%	0.60%	(26.73)%	(26.73)%
PIMCO Low Duration - Institutional Class
2022	$9.25	$9.28	77,215	$716,581	2.16%	0.45%	0.60%	(5.98)%	(5.98)%
08/31/2021 - 12/31/2021	9.87	9.87	4,367	43,104	0.83%	0.45%	0.45%	(0.94)%	(0.94)%
PIMCO Total Return - Institutional Class
2022	$8.45	$8.47	176,640	$1,495,415	3.20%	0.45%	0.60%	(14.62)%	(14.49)%
06/04/2021 - 12/31/2021	9.89	9.91	11,473	113,523	2.04%	0.45%	0.60%	0.17%	0.17%
PSF International Growth Class II
2022	$20.30	$21.92	2,158	$45,400	0.00%	1.40%	1.75%	(30.39)%	(30.14)%
2021	29.15	31.37	2,290	69,012	0.00%	1.40%	1.75%	10.14%	10.53%
2020	26.47	28.39	2,402	65,593	0.00%	1.40%	1.75%	29.30%	29.75%
2019	20.47	21.88	2,538	53,491	0.00%	1.40%	1.75%	29.62%	30.07%
2018	15.79	16.82	2,732	44,330	0.00%	1.40%	1.75%	(14.72)%	(14.42)%
PSF Mid-Cap Growth Class II
2022	$41.72	$44.95	502	$21,308	0.00%	1.40%	1.75%	(28.50)%	(28.25)%
2021	58.35	62.66	491	29,170	0.00%	1.40%	1.75%	8.32%	8.70%
2020	53.87	57.64	478	26,210	0.00%	1.40%	1.75%	44.35%	44.86%
2019	37.32	39.79	2,188	81,961	0.00%	1.40%	1.75%	34.78%	35.25%
2018	27.69	29.42	3,261	91,288	0.00%	1.40%	1.75%	(9.78)%	(9.46)%
PSF PGIM Jennison Growth Class Growth II
2022	$36.69	$38.29	1,989	$75,059	0.00%	1.40%	1.60%	(38.84)%	(38.71)%
2021	59.99	62.48	1,991	122,631	0.00%	1.40%	1.60%	13.72%	13.95%
2020	52.76	54.83	2,253	122,083	0.00%	1.40%	1.60%	53.10%	53.41%
2019	34.46	35.74	2,267	80,093	0.00%	1.40%	1.60%	30.71%	30.98%
2018	26.36	27.29	2,270	61,280	0.00%	1.40%	1.75%	(2.76)%	(2.56)%
PSF PGIM Jennison Value Class II
2022	$27.02	$29.11	3,132	$89,023	0.00%	1.40%	1.75%	(9.84)%	(9.53)%
2021	29.97	32.18	3,274	102,897	0.00%	1.40%	1.75%	25.08%	25.51%
2020	23.96	25.64	3,391	84,936	0.00%	1.40%	1.75%	1.36%	1.71%
2019	23.64	25.21	3,503	86,339	0.00%	1.40%	1.75%	23.40%	23.83%
2018	19.16	20.35	5,417	107,427	0.00%	1.40%	1.75%	(11.80)%	(11.49)%
Schwab Government Money Market (8)
2022
06/09/2021 - 07/09/2021	9.98	9.98	-	$-	0.01%	0.60%	0.60%	(0.05)%	(0.05)%
2020
2019
05/07/2018 - 09/06/2018	9.86	9.86	-	-	1.56%	0.60%	0.60%	0.32%	0.32%
Schwab S&P 500 Index Fund
2022	$9.99	$10.02	1,978,924	$19,818,575	1.37%	0.45%	0.60%	(18.60)%	(18.48)%
04/15/2021 - 12/31/2021	12.27	12.29	646,971	7,947,848	1.05%	0.45%	0.60%	15.04%	15.04%
Schwab VIT Balanced
2022	$11.52	$13.31	4,329,481	$57,333,835	1.55%	0.60%	1.00%	(15.56)%	(15.22)%
2021	13.64	15.70	4,750,975	74,263,716	1.32%	0.60%	1.00%	7.11%	7.54%
2020	12.74	14.60	4,960,747	72,154,553	1.87%	0.60%	1.00%	7.15%	7.58%
2019	11.89	13.57	4,795,185	64,871,472	1.74%	0.60%	1.00%	13.11%	13.56%
2018	10.51	11.95	4,934,852	58,844,444	1.33%	0.60%	1.00%	(5.59)%	(5.21)%
Schwab VIT Balanced with Growth
2022	$12.61	$15.23	8,399,508	$125,849,734	1.63%	0.60%	1.00%	(16.84)%	(16.51)%
2021	15.16	18.25	8,750,082	157,164,117	1.34%	0.60%	1.00%	10.31%	10.76%
2020	13.74	16.47	9,090,166	147,549,098	2.05%	0.60%	1.00%	8.99%	9.43%
2019	12.61	15.05	9,832,786	145,983,472	1.86%	0.60%	1.00%	16.87%	17.34%
2018	10.79	12.83	10,008,190	126,869,239	1.54%	0.60%	1.00%	(7.64)%	(7.26)%

See Notes to Financial Statements	SA-92	See explanation of references on page SA-94

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Schwab VIT Growth
2022	$13.59	$17.29	8,001,432	$136,930,457	1.69%	0.60%	1.00%	(18.06)%	(17.74)%
2021	16.59	21.01	8,380,425	174,453,014	1.31%	0.60%	1.00%	13.53%	13.98%
2020	14.61	18.44	8,553,128	156,509,222	2.02%	0.60%	1.00%	10.23%	10.67%
2019	13.26	16.66	9,197,186	152,169,454	1.76%	0.60%	1.00%	19.64%	20.12%
2018	11.08	13.87	9,611,058	132,422,989	1.49%	0.60%	1.00%	(9.27)%	(8.91)%
State Street Total Return V.I.S. Class 3
2022	$9.00	$22.37	17,034,547	$273,070,007	0.39%	0.30%	2.00%	(18.37)%	(16.97)%
2021	10.95	26.97	19,124,200	378,586,903	1.78%	0.30%	2.00%	10.96%	12.86%
2020	11.97	23.92	21,256,530	383,179,392	1.62%	0.30%	2.00%	4.04%	5.82%
2019	11.44	22.63	23,459,047	406,020,577	2.02%	0.30%	2.00%	13.28%	15.22%
2018	10.05	19.66	26,335,073	404,148,979	1.86%	0.30%	2.00%	(8.47)%	(6.89)%
T. Rowe Price Blue Chip Growth - I
2022	$6.79	$6.80	129,871	$882,973	0.00%	0.45%	0.60%	(38.87)%	(38.78)%
05/20/2021 - 12/31/2021	11.10	11.11	5,658	62,832	0.00%	0.45%	0.60%	11.93%	11.93%
T. Rowe Price Equity Income - I
2022	$11.39	$11.42	25,404	$289,969	2.13%	0.45%	0.60%	(3.92)%	(3.78)%
05/27/2021 - 12/31/2021	11.85	11.87	9,815	116,412	1.92%	0.45%	0.60%	3.12%	3.12%
T. Rowe Price Health Sciences - I
2022	$9.14	$9.17	48,604	$444,836	0.00%	0.45%	0.60%	(13.00)%	(12.87)%
05/20/2021 - 12/31/2021	10.51	10.52	27,656	290,718	0.00%	0.45%	0.60%	9.95%	9.95%
VanEck VIP Global Resources Class S
2022	$8.08	$11.39	3,035,536	$27,805,678	1.58%	0.30%	2.00%	5.99%	7.80%
2021	7.62	10.57	2,542,123	21,787,494	0.31%	0.30%	2.00%	16.33%	18.32%
2020	6.55	8.93	2,482,148	17,927,047	0.79%	0.30%	2.00%	16.47%	18.47%
2019	5.63	7.54	2,395,794	14,683,220	0.00%	0.30%	2.00%	9.34%	11.21%
2018	5.15	6.78	2,121,470	11,751,306	0.00%	0.30%	2.00%	(29.85)%	(28.64)%
Vanguard VIF Balanced
2022	$9.89	$9.92	1,051,615	$10,422,713	1.40%	0.45%	0.60%	(14.81)%	(14.69)%
04/20/2021 - 12/31/2021	11.61	11.62	350,026	4,067,133	0.00%	0.45%	0.60%	11.37%	11.37%
Vanguard VIF Capital Growth
2022	$9.39	$9.42	134,526	$1,266,884	0.76%	0.45%	0.60%	(15.99)%	(15.86)%
04/15/2021 - 12/31/2021	11.18	11.20	31,631	353,911	0.00%	0.45%	0.60%	6.37%	6.37%
Vanguard VIF Conservative Allocation
2022	$8.77	$8.80	374,633	$3,295,449	1.64%	0.45%	0.60%	(15.40)%	(15.28)%
06/11/2021 - 12/31/2021	10.37	10.38	237,720	2,467,280	0.00%	0.45%	0.60%	1.58%	1.58%
Vanguard VIF Diversified Value
2022	$10.77	$10.81	105,601	$1,139,243	1.04%	0.45%	0.60%	(12.02)%	(11.89)%
06/28/2021 - 12/31/2021	12.25	12.26	69,707	853,777	0.00%	0.45%	0.60%	8.26%	8.26%
Vanguard VIF Equity Income
2022	$11.91	$11.95	180,021	$2,147,027	0.88%	0.45%	0.60%	(1.25)%	(1.11)%
05/20/2021 - 12/31/2021	12.06	12.08	23,308	281,222	0.00%	0.45%	0.60%	7.60%	7.60%
Vanguard VIF Equity Index
2022	$10.00	$10.00	208,502	$2,083,980	1.41%	0.45%	0.45%	(18.60)%	(18.60)%
08/20/2021 - 12/31/2021	12.28	12.28	212,163	2,604,985	0.00%	0.45%	0.45%	7.61%	7.61%
Vanguard VIF Global Bond Index
2022	$8.51	$8.54	111,871	$952,989	2.75%	0.45%	0.60%	(13.65)%	(13.52)%
08/10/2021 - 12/31/2021	9.86	9.87	89,388	881,132	0.00%	0.45%	0.60%	(1.07)%	(1.07)%
Vanguard VIF Growth
2022	$7.37	$7.39	199,651	$1,474,307	0.00%	0.45%	0.60%	(33.76)%	(33.66)%
06/28/2021 - 12/31/2021	11.13	11.14	58,457	650,554	0.00%	0.45%	0.60%	5.37%	5.37%
Vanguard VIF High Yield Bond
2022	$9.22	$9.25	98,151	$907,159	4.11%	0.45%	0.60%	(9.90)%	(9.77)%
07/29/2021 - 12/31/2021	10.24	10.25	38,653	395,887	0.00%	0.45%	0.60%	0.62%	0.62%
Vanguard VIF International
2022	$6.14	$6.16	69,731	$429,107	0.86%	0.45%	0.60%	(30.54)%	(30.43)%
06/04/2021 - 12/31/2021	8.84	8.85	20,011	176,994	0.00%	0.45%	0.60%	(5.60)%	(5.60)%
Vanguard VIF Mid-Cap Index
2022	$9.38	$9.41	361,211	$3,398,328	0.84%	0.45%	0.60%	(19.31)%	(19.18)%
06/03/2021 - 12/31/2021	11.63	11.64	59,953	697,633	0.00%	0.45%	0.60%	9.62%	9.62%

See Notes to Financial Statements	SA-93	See explanation of references on page SA-94

 SEPARATE ACCOUNT A

 FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Vanguard VIF Moderate Allocation
2022	$8.89	$8.91	1,535,831	$13,681,505	1.79%	0.45%	0.60%	(16.43)%	(16.30)%
05/28/2021 - 12/31/2021	10.63	10.65	633,207	6,740,837	0.00%	0.45%	0.60%	3.74%	3.74%
Vanguard VIF Real Estate Index
2022	$9.76	$9.79	134,155	$1,313,023	1.70%	0.45%	0.60%	(26.74)%	(26.63)%
07/08/2021 - 12/31/2021	13.32	13.34	15,024	200,384	0.00%	0.45%	0.60%	13.57%	13.57%
Vanguard VIF Short-Term Investment-Grade
2022	$9.27	$9.30	432,776	$4,020,516	1.34%	0.45%	0.60%	(6.29)%	(6.14)%
07/27/2021 - 12/31/2021	9.89	9.91	116,337	1,151,665	0.00%	0.45%	0.60%	(1.11)%	(1.11)%
Vanguard VIF Total Bond Market Index
2022	$8.52	$8.54	890,474	$7,602,858	1.93%	0.45%	0.60%	(13.73)%	(13.60)%
06/16/2021 - 12/31/2021	9.88	9.89	651,423	6,439,338	0.00%	0.45%	0.60%	0.25%	0.25%
Vanguard VIF Total International Stock Market Index
2022	$8.56	$8.59	836,490	$7,181,273	2.26%	0.45%	0.60%	(16.52)%	(16.39)%
04/15/2021 - 12/31/2021	10.26	10.27	299,572	3,075,817	0.00%	0.45%	0.60%	0.93%	0.93%
Vanguard VIF Total Stock Market Index
2022	$9.43	$9.46	764,373	$7,228,967	1.19%	0.45%	0.60%	(20.07)%	(19.95)%
06/01/2021 - 12/31/2021	11.80	11.82	296,337	3,501,023	0.00%	0.45%	0.60%	11.30%	11.30%

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which had investments at the end of the year or period.
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk ("M&E") fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(3)	The expense ratios represent annualized contract fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.
(4)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.30% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each variable account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Operations commenced or resumed during 2022 (See Note 1 in Notes to Financial Statements).
(6)	All units were fully redeemed or transferred prior to December 31, 2022. The AUV is as of the period ended as indicated.
(7)	The annualized investment income ratio for the Fidelity VIP Funds Manager 60% Investor Class Variable Account was 64.17% for 2022. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2022.
(8)	There has been no activity in the Schwab Government Money Market Variable Account since July 9, 2021.

See Notes to Financial Statements	SA-94

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2022, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Fund II, Inc., DFA Investment Dimensions Group Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, Prudential Series Fund, Schwab Annuity Portfolios, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., Van Eck VIP Trust, and Vanguard Variable Insurance Fund. The Variable Accounts which have not commenced operations as of December 31, 2022 are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account's financial statements.

The following Variable Accounts changed names during 2022:

Current Variable Account Names	Former Variable Account Names
Large-Cap Core Class I	Main Street Core Class I
PSF Avantis Balanced Allocation Class D	PSF DFA Balanced Allocation Class D
PSF Avantis Balanced Allocation Class P	PSF DFA Balanced Allocation Class P
Delaware Ivy VIP Asset Strategy Class II	Ivy VIP Asset Strategy Class II
Delaware Ivy VIP Energy Class II	Ivy VIP Energy Class II

The following Variable Accounts commenced or resumed operations during 2022:

	Commenced		Commenced
	or Resumed		or Resumed
Variable Accounts	Operations on	Variable Accounts	Operations on
ESG Diversified Class P	December 7, 2022	American Funds IS Managed Risk Asset Allocation Class P1	March 9, 2022
ESG Diversified Growth Class P	September 28, 2022	Fidelity VIP Consumer Discretionary Initial Class	December 27, 2022
Invesco V.I. American Value Series I	June 14, 2022	Fidelity VIP FundsManager 60% Investor Class	December 7, 2022
Invesco V.I. EQV International Equity Series I	August 15, 2022	Franklin Income VIP Class 1	March 7, 2022
Invesco V.I. Nasdaq 100 Buffer - September Series I	January 24, 2022	Franklin Mutual Shares VIP Class 1	May 13, 2022
Invesco V.I. Nasdaq 100 Buffer - December Series I	March 14, 2022	Franklin Small Cap Value VIP Class 1	January 13, 2022
Invesco V.I. Nasdaq 100 Buffer - December Series II	January 3, 2022	Goldman Sachs VIT Large Cap Value Institutional Shares	April 6, 2022
Invesco V.I. Nasdaq 100 Buffer - March Series I	September 2, 2022	Goldman Sachs VIT Strategic Growth Institutional Shares	May 13, 2022
Invesco V.I. Nasdaq 100 Buffer - March Series II	April 1, 2022	Goldman Sachs VIT Trends Driven Allocation Institutional Shares	April 14, 2022
Invesco V.I. Nasdaq 100 Buffer - June Series II	July 1, 2022	TOPS Aggressive Growth ETF Class 1	January 5, 2022
Invesco V.I. S&P 500 Buffer - December Series II	January 3, 2022	TOPS Conservative ETF Class 1	March 25, 2022
Invesco V.I. S&P 500 Buffer - March Series II	April 1, 2022	TOPS Managed Risk Growth ETF Class 1	April 22, 2022
Invesco V.I. S&P 500 Buffer - June Series II	July 1, 2022	TOPS Moderate Growth ETF Class 1	September 20, 2022
American Century VP Mid Cap Value Class I	June 14, 2022	PIMCO Long-Term U.S. Government Institutional Class	January 28, 2022
American Funds IS Capital World Bond Class 1	January 24, 2022

The Invesco V.I. EQV International Equity Series I Variable Account commenced or resumed operations on August 15, 2022 and all units were fully redeemed or transferred prior to December 31, 2022.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the "Contracts"). The investments of the Separate Account are carried at fair value.

SA-95

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

The fair value of the Variable Account’s investments in mutual funds is based on the computed net asset values (“NAV”) of the corresponding Portfolios, which are obtained from the transfer agents or Fund companies and reflect the fair values of the Portfolio investments. The NAV is calculated daily upon the close of the New York Stock Exchange and is based on the fair values of the underlying securities. Valuation of the underlying securities is discussed in the notes to the Funds’ financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table or 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 or 5.0 percent depending on the product. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2022.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks ("M&E") and administrative fees Pacific Life assumes, and additional death benefit rider charges, if applicable. Contracts funded by the Separate Account currently being sold or administered, along with their respective annual expense rates, are summarized in the following table. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates based on the average daily net assets of each Variable Account and result in a direct reduction in unit values. M&E fees and administrative fees are included in the Statements of Operations.

SA-96

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options

		With Return of Investment
Pacific Advisory Contracts	Standard Death Benefit	(ROI) Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Platform Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	0.45%	0.60%

Pacific Choice Contracts (Without Stepped-Up	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
Death Benefit II Rider Charge)	With 5 Year Option	With 3 Year Option	With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%
Total Annual Expenses	1.40%	1.70%	1.80%

Pacific Choice 2 Contracts (Without Return	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
nor Stepped-Up Death Benefits	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.85%	0.80%	0.75%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.10%	1.05%	1.00%

Pacific Choice 2 Contracts (With Return	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
but not Stepped-Up Death Benefits	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	0.95%	0.90%	0.85%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.20%	1.15%	1.10%

Pacific Choice 2 Contracts (Without Return	Standard Death Benefit	Standard Death Benefit	Standard Death Benefit
of Purchase Payments Death Benefits	If Contract Value is	If Contract Value is between	If Contract Value is
but With Stepped-Up Death Benefits)	less than $500,000	$500,000 and $1,000,000	over $1,000,000
M&E Charge	1.25%	1.20%	1.15%
Administrative Fee	0.25%	0.25%	0.25%
Total Annual Expenses	1.50%	1.45%	1.40%

		With Return of Purchase
Pacific Choice Income Contracts	Standard Death Benefit	Payments Death Benefit Rider
M&E Charge	0.90%	0.90%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	1.15%	1.30%

		With Stepped-Up Death
Pacific Destinations and		Benefit Rider or Stepped-Up
Pacific Destination O - Series Contracts	Standard Death Benefit	Death Benefit II Rider
M&E Charge	0.60%	0.60%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.75%	0.95%

SA-97

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
		With Stepped-Up
Pacific Destinations B Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.30%	1.50%

		With Stepped-Up
Pacific Journey Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.90%	0.90%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.05%	1.25%

	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider and Four Year
Pacific Journey Select Contracts	Withdrawal Charge Option	Benefit Rider Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%
Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

	Without Return of Purchase	With Return of Purchase
	Payment Death Benefit nor	Payment Death Benefit nor
Pacific Life Retirement	Return of Purchase	Return of Purchase
Growth and Income Annuity Contracts	Payment Death Benefit II	Payment Death Benefit II
M&E Charge	0.60%	0.60%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.15%
Total Annual Expenses	0.85%	1.00%

	Without Stepped-Up Death			With Stepped-Up Death
	Benefit Rider II and Four Year	With Stepped-Up Death	With Four Year Withdrawal	Benefit Rider II and Four Year
Pacific Navigator Contracts	Withdrawal Charge Option	Benefit Rider II Only	Charge Option Only	Withdrawal Charge Option
M&E Charge	1.05%	1.05%	1.05%	1.05%
Administrative Fee	0.25%	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.45%	0.45%
Total Annual Expenses	1.30%	1.50%	1.75%	1.95%

Pacific Odyssey Contracts		With Stepped-Up
(issued on or after 12/1/2016)	Standard Death Benefit	Death Benefit Rider
M&E Charge	0.15%	0.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	0.30%	0.50%

Pacific Odyssey Contracts		With Stepped-Up	With Premier
(issued prior to 12/1/2016)	Standard Death Benefit	Death Benefit Rider	Death Benefit Rider
M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	0.40%	0.60%	0.75%

SA-98

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options

Pacific One Select (issued prior to 8/1/2006)		With Stepped-Up	With Premier
and Pacific Innovations Select Contracts	Standard Death Benefit	Death Benefit Rider	Death Benefit Rider
M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	1.65%	1.85%	2.00%

Pacific One and Pacific		With Stepped-Up
Portfolios Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.40%	1.60%

Pacific One Select (issued on or after 8/1/2006)		With Stepped-Up
and Pacific Value Edge Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.75%	1.95%

		With Return of Purchase	With Stepped-Up
Pacific Quest	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.70%	0.70%	0.70%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.10%	0.40%
Total Annual Expenses	0.95%	1.05%	1.35%

		With Stepped-Up	With Premier
Pacific Value and Pacific Innovations Contracts	Standard Death Benefit	Death Benefit Rider	Death Benefit Rider
M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%
Total Annual Expenses	1.40%	1.60%	1.75%

		With Stepped-Up
Pacific Value Select Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.60%	1.80%

		With Stepped-Up
Pacific Voyages Contracts	Standard Death Benefit	Death Benefit Rider
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%
Total Annual Expenses	1.15%	1.35%

Schwab Retirement		With Return of Purchase	With Stepped-Up
Income Variable Annuity Contracts	Standard Death Benefit	Payments Death Benefit Rider	Death Benefit Rider
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%
Total Annual Expenses	0.60%	0.80%	1.00%

SA-99

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets from contract owner transactions in the accompanying Statements of Changes in Net Assets. For certain Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class D, Class I, or Class P shares of the corresponding Portfolios of the Pacific Select Fund ("PSF"). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF's Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for class I shares and a class-specific 12b-1 distribution and service fee for class D shares to Pacific Select Distributors, LLC ("PSD"), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF's non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF Administration and Support Services Agreement for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year ended December 31, 2022, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts' holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2022, the Variable Accounts' holdings as presented in the Investments section of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2022 and 2021 were as follows:

	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	828,561	(683,144)	145,417	923,205	(779,210)	143,995
Diversified Bond Class I	2,747,848	(3,915,125)	(1,167,277)	5,078,589	(3,191,874)	1,886,715
Floating Rate Income Class I	6,875,211	(5,541,718)	1,333,493	4,164,053	(2,945,672)	1,218,381
Floating Rate Income Class P	70,741	(43,205)	27,536	80,299	(530)	79,769
High Yield Bond Class I	1,592,251	(3,069,286)	(1,477,035)	3,004,709	(3,126,365)	(121,656)
Inflation Managed Class I	2,662,488	(3,412,674)	(750,186)	4,548,831	(2,355,657)	2,193,174
Intermediate Bond Class I	902,179	(83,988)	818,191	98,583	(1,969)	96,614
Managed Bond Class I	3,521,389	(6,043,795)	(2,522,406)	5,780,026	(5,253,133)	526,893
Short Duration Bond Class I	6,474,301	(10,177,663)	(3,703,362)	10,923,250	(9,545,617)	1,377,633
Emerging Markets Debt Class I	161,881	(464,689)	(302,808)	426,900	(386,411)	40,489
Dividend Growth Class I	3,113,931	(3,008,563)	105,368	2,716,315	(2,522,163)	194,152

SA-100

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Equity Index Class I	10,801,175	(9,442,341)	1,358,834	11,496,757	(7,070,888)	4,425,869
Focused Growth Class I	1,258,104	(1,226,601)	31,503	1,288,158	(1,026,131)	262,027
Growth Class I	2,185,837	(2,190,601)	(4,764)	1,666,821	(1,633,196)	33,625
Hedged Equity Class I	11,501,885	(2,257,463)	9,244,422	4,125,259	(593,078)	3,532,181
Hedged Equity Class P	154,748	(3,495)	151,253	11,331	(110)	11,221
Large-Cap Core Class I	726,043	(1,230,833)	(504,790)	509,497	(1,351,891)	(842,394)
Large-Cap Growth Class I	1,440,436	(1,662,351)	(221,915)	1,913,799	(2,439,452)	(525,653)
Large-Cap Value Class I	2,581,243	(2,034,484)	546,759	2,301,536	(1,705,848)	595,688
Mid-Cap Equity Class I	1,294,692	(1,188,134)	106,558	1,435,596	(1,150,438)	285,158
Mid-Cap Growth Class I	1,793,910	(1,864,694)	(70,784)	1,769,154	(2,310,510)	(541,356)
Mid-Cap Value Class I	1,132,067	(1,374,531)	(242,464)	1,870,873	(1,229,477)	641,396
Small-Cap Equity Class I	550,984	(739,192)	(188,208)	1,268,750	(978,151)	290,599
Small-Cap Growth Class I	1,350,778	(1,005,183)	345,595	1,326,172	(1,305,457)	20,715
Small-Cap Index Class I	2,208,799	(2,392,324)	(183,525)	2,712,916	(2,390,155)	322,761
Small-Cap Value Class I	888,829	(1,192,201)	(303,372)	1,950,381	(1,639,389)	310,992
Value Class I	1,615,640	(1,719,519)	(103,879)	813,035	(1,716,913)	(903,878)
Value Advantage Class I	1,890,379	(1,031,593)	858,786	1,743,331	(900,761)	842,570
Emerging Markets Class I	2,119,420	(1,559,687)	559,733	2,011,814	(1,610,194)	401,620
International Growth Class I	202,865	(43,359)	159,506	44,003	(220)	43,783
International Large-Cap Class I	1,591,388	(1,969,909)	(378,521)	1,870,931	(2,220,432)	(349,501)
International Small-Cap Class I	269,843	(382,091)	(112,248)	522,026	(701,855)	(179,829)
International Value Class I	1,485,792	(1,889,632)	(403,840)	2,255,434	(2,434,367)	(178,933)
Health Sciences Class I	1,154,743	(1,544,465)	(389,722)	1,574,858	(1,460,465)	114,393
Real Estate Class I	670,682	(1,181,877)	(511,195)	1,104,597	(1,173,247)	(68,650)
Technology Class I	2,150,460	(2,032,774)	117,686	2,056,777	(2,305,619)	(248,842)
ESG Diversified Class I	582,984	(63,162)	519,822	516,188	(58,110)	458,078
ESG Diversified Class P	52,676	(18)	52,658
ESG Diversified Growth Class I	147,914	(72,610)	75,304	31,581	(8,717)	22,864
ESG Diversified Growth Class P	2,204	(3)	2,201
PSF Avantis Balanced Allocation Class D	3,627,084	(3,987,236)	(360,152)	5,722,227	(2,335,529)	3,386,698
PSF Avantis Balanced Allocation Class P	60,382	(14,811)	45,571	147,450	(272)	147,178
Pacific Dynamix - Conservative Growth Class I	3,208,239	(5,380,022)	(2,171,783)	5,853,820	(6,695,586)	(841,766)
Pacific Dynamix - Conservative Growth Class P	176,125	(2,140)	173,985	7,601	(46)	7,555
Pacific Dynamix - Moderate Growth Class I	15,239,330	(18,464,228)	(3,224,898)	22,841,735	(19,137,660)	3,704,075
Pacific Dynamix - Moderate Growth Class P	44,743	(1,060)	43,683	17,609	(95)	17,514
Pacific Dynamix - Growth Class I	17,689,163	(8,497,490)	9,191,673	25,988,171	(7,612,736)	18,375,435
Pacific Dynamix - Growth Class P	75,123	(6,536)	68,587	21,814	(114)	21,700
Portfolio Optimization Conservative Class I	16,443,449	(25,264,754)	(8,821,305)	18,859,971	(32,777,216)	(13,917,245)
Portfolio Optimization Moderate-Conservative Class I	4,901,403	(20,223,871)	(15,322,468)	5,349,035	(20,207,921)	(14,858,886)
Portfolio Optimization Moderate Class I	10,414,921	(63,079,733)	(52,664,812)	16,525,176	(73,931,146)	(57,405,970)
Portfolio Optimization Growth Class I	6,480,726	(43,519,152)	(37,038,426)	10,047,820	(53,870,762)	(43,822,942)
Portfolio Optimization Aggressive-Growth Class I	1,715,460	(8,582,733)	(6,867,273)	2,980,652	(11,539,981)	(8,559,329)
Invesco Oppenheimer V.I. International Growth Series I	-	(10)	(10)	1,835	(4)	1,831
Invesco Oppenheimer V.I. International Growth Series II	303,217	(284,277)	18,940	397,755	(209,908)	187,847
Invesco V.I. American Value Series I	3,726	(44)	3,682
Invesco V.I. Balanced-Risk Allocation Series I	11,188	(78)	11,110	2,216	(6)	2,210
Invesco V.I. Balanced-Risk Allocation Series II	6,267,324	(3,734,424)	2,532,900	2,505,361	(3,243,260)	(737,899)
Invesco V.I. Discovery Mid Cap Growth Series I	9,191	(427)	8,764	3,135	(277)	2,858
Invesco V.I. Equity and Income Series II	621,242	(690,971)	(69,729)	477,002	(733,954)	(256,952)
Invesco V.I. EQV International Equity Series I	9,082	(9,082)	-
Invesco V.I. Global Real Estate Series II	264,633	(228,918)	35,715	239,901	(199,644)	40,257
Invesco V.I. Global Series II	213,284	(259,364)	(46,080)	269,345	(206,457)	62,888
Invesco V.I. Main Street Small Cap Fund Series I	77,011	(716)	76,295	5,845	(22)	5,823
Invesco V.I. Nasdaq 100 Buffer - September Series I	9,806	(152)	9,654
Invesco V.I. Nasdaq 100 Buffer - September Series II	335,212	(126,419)	208,793	46,596	(622)	45,974
Invesco V.I. Nasdaq 100 Buffer - December Series I	1,557	-	1,557

SA-101

 SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Nasdaq 100 Buffer - December Series II	400,694	(53,196)	347,498
Invesco V.I. Nasdaq 100 Buffer - March Series I	1,515	(2)	1,513
Invesco V.I. Nasdaq 100 Buffer - March Series II	150,369	(8,427)	141,942
Invesco V.I. Nasdaq 100 Buffer - June Series II	331,919	(14,938)	316,981
Invesco V.I. S&P 500 Buffer - September Series I	40,815	(1,819)	38,996	1,771	(2)	1,769
Invesco V.I. S&P 500 Buffer - September Series II	1,792,094	(874,639)	917,455	413,131	(696)	412,435
Invesco V.I. S&P 500 Buffer - December Series II	1,029,758	(89,873)	939,885
Invesco V.I. S&P 500 Buffer - March Series II	1,064,211	(49,417)	1,014,794
Invesco V.I. S&P 500 Buffer - June Series II	850,879	(26,517)	824,362
Invesco V.I. Technology Series I	88,686	(18,830)	69,856	13,115	(25)	13,090
American Century VP Mid Cap Value Class I	15,101	(25)	15,076
American Century VP Mid Cap Value Class II	1,451,942	(1,325,846)	126,096	946,025	(923,526)	22,499
American Funds IS American High-Income Trust Class 4	1,291,920	(1,254,301)	37,619	1,661,279	(754,116)	907,163
American Funds IS Asset Allocation Class 1	177,077	(36,635)	140,442	152,019	(847)	151,172
American Funds IS Asset Allocation Class 4	23,272,112	(31,044,464)	(7,772,352)	39,643,097	(34,046,064)	5,597,033
American Funds IS Capital Income Builder Class 1	33,692	(4,099)	29,593	49,423	(533)	48,890
American Funds IS Capital Income Builder Class 4	1,363,353	(1,388,211)	(24,858)	1,619,302	(1,212,716)	406,586
American Funds IS Capital World Bond Class 1	19,838	(1,371)	18,467
American Funds IS Capital World Bond Class 4	437,803	(388,460)	49,343	933,312	(311,928)	621,384
American Funds IS Capital World Growth and Income Class 1	10,356	(66)	10,290	4,267	(8)	4,259
American Funds IS Capital World Growth and Income Class 4	661,516	(686,291)	(24,775)	1,500,897	(549,725)	951,172
American Funds IS Global Balanced Class 4	475,238	(919,058)	(443,820)	1,375,270	(646,516)	728,754
American Funds IS Global Growth Class 1	21,581	(771)	20,810	21,777	(183)	21,594
American Funds IS Global Growth Class 4	1,472,632	(1,317,854)	154,778	2,189,966	(1,419,750)	770,216
American Funds IS Global Small Capitalization Class 4	674,375	(343,536)	330,839	1,068,473	(458,614)	609,859
American Funds IS Growth Class 1	229,108	(19,631)	209,477	40,161	(211)	39,950
American Funds IS Growth Class 4	5,893,042	(5,481,783)	411,259	5,635,549	(4,924,514)	711,035
American Funds IS Growth-Income Class 1	138,724	(7,297)	131,427	39,580	(203)	39,377
American Funds IS Growth-Income Class 4	3,240,727	(4,006,893)	(766,166)	4,835,479	(3,835,173)	1,000,306
American Funds IS International Class 1	43,842	(237)	43,605	6,447	(3)	6,444
American Funds IS International Class 4	1,078,210	(1,050,329)	27,881	1,807,388	(1,092,380)	715,008
American Funds IS International Growth and Income Class 1	25,743	(412)	25,331	11,245	(24)	11,221
American Funds IS International Growth and Income Class 4	933,730	(915,233)	18,497	907,387	(827,421)	79,966
American Funds IS Managed Risk Asset Allocation Class P1	31,573	(915)	30,658	54,357	(54,357)	-
American Funds IS Managed Risk Asset Allocation Class P2	2,649,521	(2,146,970)	502,551	3,249,969	(1,989,212)	1,260,757
American Funds IS New World Fund Class 1	89,676	(12,646)	77,030	44,191	(43)	44,148
American Funds IS New World Fund Class 4	962,696	(858,615)	104,081	1,584,932	(863,277)	721,655
American Funds IS The Bond Fund of America Class 1	364,013	(27,137)	336,876	10,288	(8)	10,280
American Funds IS The Bond Fund of America Class 4	2,538,464	(2,411,825)	126,639	5,561,239	(2,576,567)	2,984,672
American Funds IS U.S. Government Securities Class 1	99,479	(17,029)	82,450	4,120	(1)	4,119
American Funds IS U.S. Government Securities Class 4	2,358,978	(3,292,487)	(933,509)	2,896,778	(6,174,529)	(3,277,751)
American Funds IS Washington Mutual Investors Class 1	63,762	(10,385)	53,377	15,746	(155)	15,591
American Funds IS Washington Mutual Investors Class 4	3,157,042	(2,359,613)	797,429	2,914,306	(1,554,159)	1,360,147
BlackRock 60/40 Target Allocation ETF V.I. Class I	4,931,375	(2,276,313)	2,655,062	5,121,759	(1,103,430)	4,018,329
BlackRock Capital Appreciation V.I. Class III	243,656	(107,864)	135,792	99,689	(205,787)	(106,098)
BlackRock Equity Dividend V.I. Class I	70,080	(31,598)	38,482	31,403	(21)	31,382
BlackRock Global Allocation V.I. Class I	122,716	(1,486)	121,230	2,505	(21)	2,484
BlackRock Global Allocation V.I. Class III	5,740,175	(13,621,894)	(7,881,719)	11,378,494	(15,733,458)	(4,354,964)
BlackRock High Yield V.I. Class I	74,794	(25,120)	49,674	16,038	(262)	15,776
BlackRock S&P 500 Index V.I. Class I	109,955	(35,241)	74,714	17,564	(39)	17,525
BlackRock Small Cap Index V.I. Class I	423,798	(15,460)	408,338	43,849	(252)	43,597
BlackRock Total Return V.I. Class I	122,838	(385)	122,453	5,869	-	5,869
Delaware Ivy VIP Asset Strategy Class II	709,031	(413,336)	295,695	703,373	(354,068)	349,305
Delaware Ivy VIP Energy Class II	10,316,969	(9,346,357)	970,612	8,557,566	(6,357,837)	2,199,729
DFA VA Equity Allocation Institutional Class	4,744	(1,582)	3,162	11,895	(23)	11,872
DFA VA Global Bond Institutional Class	23,410	(13,184)	10,226	34,055	(29)	34,026

SA-102

 SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
DFA VA Global Moderate Allocation Institutional Class	22,884	(1,121)	21,763	16,258	(33)	16,225
DFA VA International Small Institutional Class	22,047	(1,257)	20,790	16,774	(149)	16,625
DFA VA International Value Institutional Class	67,651	(8,324)	59,327	68,137	(462)	67,675
DFA VA Short-Term Fixed Institutional Class	243,109	(39,685)	203,424	44,105	(369)	43,736
DFA VA US Large Value Institutional Class	234,658	(17,517)	217,141	35,143	(854)	34,289
DFA VA US Targeted Value Institutional Class	49,986	(12,576)	37,410	45,667	(1,057)	44,610
Fidelity VIP Consumer Discretionary Initial Class	520	-	520
Fidelity VIP Contrafund Initial Class	33,927	(2,792)	31,135	10,607	(32)	10,575
Fidelity VIP Contrafund Service Class 2	2,721,212	(2,522,577)	198,635	2,641,220	(2,232,870)	408,350
Fidelity VIP Emerging Markets Initial Class	78,152	(10,751)	67,401	14,711	(167)	14,544
Fidelity VIP Energy Initial Class	38,843	(11,286)	27,557	5,360	(16)	5,344
Fidelity VIP Extended Market Index Initial Class	103,666	(14,558)	89,108	70,163	(869)	69,294
Fidelity VIP FundsManager 60% Investor Class	552,309	(13,624)	538,685
Fidelity VIP FundsManager 60% Service Class 2	4,433,125	(2,957,772)	1,475,353	5,536,354	(2,890,395)	2,645,959
Fidelity VIP Government Money Market Initial Class	3,402,086	(1,867,858)	1,534,228	90,146	(47,660)	42,486
Fidelity VIP Government Money Market Service Class	58,394,604	(46,695,445)	11,699,159	43,669,749	(52,873,745)	(9,203,996)
Fidelity VIP Growth Opportunities Initial Class	54,956	(2,033)	52,923	3,905	(9)	3,896
Fidelity VIP Index 500 Initial Class	318,445	(25,276)	293,169	6,622	(60)	6,562
Fidelity VIP Investment Grade Bond Initial Class	138,828	(683)	138,145	6,902	(84)	6,818
Fidelity VIP Strategic Income Service Class 2	1,400,871	(1,926,778)	(525,907)	2,805,261	(2,009,619)	795,642
Fidelity VIP Value Strategies Initial Class	42,459	(1,764)	40,695	13,901	(479)	13,422
First Trust Dorsey Wright Tactical Core Class I	411,952	(980,598)	(568,646)	1,239,367	(669,900)	569,467
First Trust Multi Income Allocation Class I	308,010	(436,666)	(128,656)	372,931	(225,853)	147,078
First Trust/Dow Jones Dividend & Income Allocation Class I	5,522,994	(5,290,291)	232,703	5,293,591	(6,102,440)	(808,849)
Franklin Allocation VIP Class 2	37,258	(124,173)	(86,915)	78,109	(124,095)	(45,986)
Franklin Allocation VIP Class 4	1,684,251	(2,014,069)	(329,818)	1,421,915	(2,219,343)	(797,428)
Franklin Income VIP Class 1	23,567	(1,031)	22,536
Franklin Income VIP Class 2	1,739,346	(1,062,015)	677,331	456,730	(925,312)	(468,582)
Franklin Mutual Global Discovery VIP Class 2	621,614	(1,920,305)	(1,298,691)	695,351	(2,630,441)	(1,935,090)
Franklin Mutual Shares VIP Class 1	5,246	(127)	5,119
Franklin Rising Dividends VIP Class 1	92,975	(23,628)	69,347	7,542	(73)	7,469
Franklin Rising Dividends VIP Class 2	1,657,619	(1,970,230)	(312,611)	1,704,029	(1,730,188)	(26,159)
Franklin Small Cap Value VIP Class 1	13,174	(46)	13,128
Franklin Small-Mid Cap Growth VIP Class 1	47,680	(260)	47,420	7,789	(23)	7,766
Franklin Strategic Income VIP Class 1	30,404	(23)	30,381	3,442	-	3,442
Templeton Foreign VIP Class 1	-	(95)	(95)	3,186	(3)	3,183
Templeton Global Bond VIP Class 1	6,312	(615)	5,697	6,208	(86)	6,122
Templeton Global Bond VIP Class 2	615,895	(1,643,506)	(1,027,611)	1,665,445	(1,808,912)	(143,467)
Goldman Sachs VIT Large Cap Value Institutional Shares	5,310	(45)	5,265
Goldman Sachs VIT Mid Cap Value Institutional Shares	8,388	(74)	8,314	9,339	(33)	9,306
Goldman Sachs VIT Strategic Growth Institutional Shares	13,562	(85)	13,477
Goldman Sachs VIT Trends Driven Allocation Institutional Shares	29,180	(2,799)	26,381
Janus Henderson Balanced Institutional Shares	107,773	(29,354)	78,419	163,962	(1,100)	162,862
Janus Henderson Balanced Service Shares	65,812,220	(35,764,110)	30,048,110	88,410,391	(31,343,129)	57,067,262
Janus Henderson Enterprise Institutional Shares	63,341	(317)	63,024	1,063	-	1,063
Janus Henderson Flexible Bond Service Shares	448,212	(747,538)	(299,326)	1,191,766	(1,187,784)	3,982
JPMorgan Insurance Trust Core Bond Class 1	3,247	(1,447)	1,800	477	(53)	424
JPMorgan Insurance Trust Global Allocation Class 2	93,194	(158,090)	(64,896)	214,640	(215,235)	(595)
JPMorgan Insurance Trust Income Builder Class 2	38,218	(191,881)	(153,663)	168,903	(164,306)	4,597
JPMorgan Insurance Trust Mid Cap Value Class 1	39,040	(411)	38,629	-	(3)	(3)
JPMorgan Insurance Trust U.S. Equity Class 1	184	(431)	(247)	-	(3)	(3)
ClearBridge Variable Aggressive Growth - Class II	151,940	(105,499)	46,441	326,691	(383,818)	(57,127)
Western Asset Core Plus VIT Class I	113,454	(3,498)	109,956	63,084	(1,565)	61,519
Lord Abbett Bond Debenture Class VC	1,725,061	(2,310,709)	(585,648)	3,816,048	(1,605,028)	2,211,020
Lord Abbett Total Return Class VC	1,546,738	(3,329,727)	(1,782,989)	3,793,493	(3,777,743)	15,750
MFS International Growth - Initial Class	41,142	(2,260)	38,882	50,560	(84)	50,476

SA-103

 SEPARATE ACCOUNT A

 NOTES TO FINANCIAL STATEMENTS (Continued)

	2022			2021
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
MFS Massachusetts Investors Growth Stock - Service Class	258,313	(378,180)	(119,867)	199,805	(728,225)	(528,420)
MFS New Discovery Series - Initial Class	35,397	(3,697)	31,700	51,817	(201)	51,616
MFS Total Return Series - Service Class	4,895,421	(4,444,905)	450,516	5,080,760	(4,698,370)	382,390
MFS Utilities Series - Initial Class	11,805	(361)	11,444	3,483	(10)	3,473
MFS Utilities Series - Service Class	1,645,703	(1,253,200)	392,503	836,064	(753,547)	82,517
MFS Value Series - Initial Class	9,212	(193)	9,019	1,871	(11)	1,860
MFS Value Series - Service Class	171,446	(428,946)	(257,500)	221,834	(639,543)	(417,709)
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	170,964	(82,450)	88,514	142,183	(45,871)	96,312
TOPS Aggressive Growth ETF Class 1	6,254	(5,802)	452
TOPS Balanced ETF Class 1	16,256	(186)	16,070	5,092	-	5,092
TOPS Conservative ETF Class 1	65,113	(31,881)	33,232
TOPS Growth ETF Class 1	1,582	(6,823)	(5,241)	23,721	(75)	23,646
TOPS Managed Risk Growth ETF Class 1	937	(6)	931
TOPS Moderate Growth ETF Class 1	5,694	(19)	5,675
PIMCO All Asset - Advisor Class	75,492	(94,546)	(19,054)	289,620	(107,175)	182,445
PIMCO CommodityRealReturn Strategy - Advisor Class	7,150,546	(6,218,646)	931,900	2,391,281	(944,858)	1,446,423
PIMCO Emerging Markets Bond - Institutional Class	20,785	(2,663)	18,122	16,788	(498)	16,290
PIMCO Income - Advisor Class	868,742	(686,111)	182,631	1,489,662	(176,190)	1,313,472
PIMCO Long-Term U.S. Government - Institutional Class	29,563	(301)	29,262
PIMCO Low Duration - Institutional Class	102,201	(29,353)	72,848	4,377	(10)	4,367
PIMCO Total Return - Institutional Class	180,960	(15,793)	165,167	11,739	(266)	11,473
PSF International Growth Class II	-	(132)	(132)	-	(112)	(112)
PSF Mid-Cap Growth Class II	29	(18)	11	18	(5)	13
PSF PGIM Jennison Growth Class II	-	(2)	(2)	-	(262)	(262)
PSF PGIM Jennison Value Class II	-	(142)	(142)	-	(117)	(117)
Schwab S&P 500 Index	1,638,370	(306,417)	1,331,953	651,714	(4,743)	646,971
Schwab VIT Balanced	371,761	(793,255)	(421,494)	444,279	(654,051)	(209,772)
Schwab VIT Balanced with Growth	303,044	(653,618)	(350,574)	239,322	(579,406)	(340,084)
Schwab VIT Growth	457,901	(836,894)	(378,993)	706,449	(879,152)	(172,703)
State Street Total Return V.I.S. Class 3	902,141	(2,991,794)	(2,089,653)	1,231,952	(3,364,282)	(2,132,330)
T. Rowe Price Blue Chip Growth - I	128,053	(3,840)	124,213	5,670	(12)	5,658
T. Rowe Price Equity Income - I	17,318	(1,729)	15,589	10,208	(393)	9,815
T. Rowe Price Health Sciences - I	22,830	(1,882)	20,948	27,974	(318)	27,656
VanEck VIP Global Resources Class S	2,614,756	(2,121,343)	493,413	1,924,028	(1,864,053)	59,975
Vanguard VIF Balanced	771,530	(69,941)	701,589	357,347	(7,321)	350,026
Vanguard VIF Capital Growth	119,758	(16,863)	102,895	31,683	(52)	31,631
Vanguard VIF Conservative Allocation	283,157	(146,244)	136,913	254,115	(16,395)	237,720
Vanguard VIF Diversified Value	46,580	(10,686)	35,894	70,606	(899)	69,707
Vanguard VIF Equity Income	258,914	(102,201)	156,713	23,414	(106)	23,308
Vanguard VIF Equity Index	17,164	(20,825)	(3,661)	213,224	(1,061)	212,163
Vanguard VIF Global Bond Index	26,299	(3,816)	22,483	89,432	(44)	89,388
Vanguard VIF Growth	168,300	(27,106)	141,194	58,877	(420)	58,457
Vanguard VIF High Yield Bond	88,024	(28,526)	59,498	39,217	(564)	38,653
Vanguard VIF International	77,163	(27,443)	49,720	20,243	(232)	20,011
Vanguard VIF Mid-Cap Index	334,080	(32,822)	301,258	64,122	(4,169)	59,953
Vanguard VIF Moderate Allocation	1,004,201	(101,577)	902,624	638,762	(5,555)	633,207
Vanguard VIF Real Estate Index	122,425	(3,294)	119,131	15,078	(54)	15,024
Vanguard VIF Short-Term Investment-Grade	362,068	(45,629)	316,439	116,492	(155)	116,337
Vanguard VIF Total Bond Market Index	505,995	(266,944)	239,051	655,711	(4,288)	651,423
Vanguard VIF Total International Stock Market Index	566,398	(29,480)	536,918	301,163	(1,591)	299,572
Vanguard VIF Total Stock Market Index	616,249	(148,213)	468,036	318,409	(22,072)	296,337

SA-104

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Separate Account A of Pacific Life Insurance Company (the "Separate Account") comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2022, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Separate Account A of Pacific Life Insurance Company as of December 31, 2022, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 28, 2023

We have served as the auditor of Separate Account A of Pacific Life Insurance Company since 1996.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Diversified Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Floating Rate Income Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Floating Rate Income Class P	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 27, 2021 (commencement of operations) through December 31, 2021
High Yield Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Inflation Managed Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Intermediate Bond Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from November 3, 2021 (commencement of operations) through December 31, 2021
Managed Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Short Duration Bond Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Emerging Markets Debt Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Dividend Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Equity Index Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Focused Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Hedged Equity Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 4, 2021 (commencement of operations) through December 31, 2021
Hedged Equity Class P	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from August 13, 2021 (commencement of operations) through December 31, 2021
Large-Cap Core Class I (formerly Main Street Core Class I)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Large-Cap Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Large-Cap Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Mid-Cap Equity Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Mid-Cap Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Mid-Cap Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Equity Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Index Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Small-Cap Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Value Advantage Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Emerging Markets Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
International Growth Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from November 2, 2021 (commencement of operations) through December 31, 2021
International Large-Cap Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
International Small-Cap Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
International Value Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Health Sciences Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Real Estate Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Technology Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
ESG Diversified Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 17, 2021 (commencement of operations) through December 31, 2021
ESG Diversified Class P	For the period December 7, 2022 (commencement of operations) through December 31, 2022
ESG Diversified Growth Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from November 16, 2021 (commencement of operations) through December 31, 2021
ESG Diversified Growth Class P	For the period September 28, 2022 (commencement of operations) through December 31, 2022
PSF Avantis Balanced Allocation Class D (Formerly PSF DFA Balanced Allocation Class D)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
PSF Avantis Balanced Allocation Class P (Formerly PSF DFA Balanced Allocation Class P)	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 25, 2021 (commencement of operations) through December 31, 2021
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Pacific Dynamix - Conservative Growth Class P	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from August 13, 2021 (commencement of operations) through December 31, 2021
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Pacific Dynamix - Moderate Growth Class P	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from September 9, 2021 (commencement of operations) through December 31, 2021
Pacific Dynamix - Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Pacific Dynamix - Growth Class P	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from February 19, 2021 (commencement of operations) through December 31, 2021
Portfolio Optimization Conservative Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Moderate Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Invesco Oppenheimer V.I. International Growth Series I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from September 14, 2021 (commencement of operations) through December 31, 2021
Invesco Oppenheimer V.I. International Growth Series II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco® V.I. American Value Series I	For the period June 14, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. Balanced-Risk Allocation Series I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 18, 2021 (commencement of operations) through December 31, 2021
Invesco® V.I. Balanced-Risk Allocation Series II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco® V.I. Discovery Mid Cap Growth Series I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
Invesco® V.I. Equity and Income Series II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco® V.I. EVQ International Equity Series I	For the period August 15, 2022 (commencement of operations) through September 16, 2022
Invesco® V.I. Global Real Estate Series II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco® V.I. Global Series II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Invesco® V.I. Main Street Small Cap Fund Series I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from August 12, 2021 (commencement of operations) through December 31, 2021
Invesco® V.I. Nasdaq 100 Buffer - September Series I	For the period January 24, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. Nasdaq 100 Buffer - September Series II	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from October 12, 2021 (commencement of operations) through December 31, 2021
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series I	For the period March 14, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II	For the period January 3, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I	For the period September 2, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II	For the period April 1, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II	For the period July 1, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. S&P 500 Buffer - September Series I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from November 11, 2021 (commencement of operations) through December 31, 2021
Invesco® V.I. S&P 500 Buffer - September Series II	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from October 7, 2021 (commencement of operations) through December 31, 2021
Invesco® V.I. S&P 500 Buffer Fund - December Series II	For the period January 3, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. S&P 500 Buffer Fund - March Series II	For the period April 1, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. S&P 500 Buffer Fund - June Series II	For the period July 1, 2022 (commencement of operations) through December 31, 2022
Invesco® V.I. Technology Series I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 22, 2021 (commencement of operations) through December 31, 2021
American Century VP Mid Cap Value Class I	For the period June 14, 2022 (commencement of operations) through December 31, 2022
American Century VP Mid Cap Value Class II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS American High-Income Trust Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
American Funds IS Asset Allocation Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 7, 2021 (commencement of operations) through December 31, 2021
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Capital Income Builder® Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
American Funds IS Capital Income Builder® Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Capital World Bond Class 1	For the period January 24, 2022 (commencement of operations) through December 31, 2022
American Funds IS Capital World Bond Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Capital World Growth and Income Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from August 10, 2021 (commencement of operations) through December 31, 2021
American Funds IS Capital World Growth and Income Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Global Balanced Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Global Growth Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
American Funds IS Global Growth Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Global Small Capitalization Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Growth Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 9, 2021 (commencement of operations) through December 31, 2021
American Funds IS Growth Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Growth-Income Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 27, 2021 (commencement of operations) through December 31, 2021
American Funds IS Growth-Income Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS International Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from August 27, 2021 (commencement of operations) through December 31, 2021
American Funds IS International Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS International Growth and Income Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
American Funds IS International Growth and Income Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Managed Risk Asset Allocation Class P1	For the period from March 9, 2022 (commencement of operations) through December 31, 2022	For the period from March 9, 2022 (commencement of operations) through December 31, 2022, and the period from June 30, 2021 (commencement of operations) through September 16, 2021
American Funds IS Managed Risk Asset Allocation Class P2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS New World Fund® Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from April 15, 2021 (commencement of operations) through December 31, 2021
American Funds IS New World Fund® Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS The Bond Fund of America Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from September 14, 2021 (commencement of operations) through December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
American Funds IS The Bond Fund of America Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS U.S. Government Securities Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from October 28, 2021 (commencement of operations) through December 31, 2021
American Funds IS U.S. Government Securities Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
American Funds IS Washington Mutual Investors Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 15, 2021 (commencement of operations) through December 31, 2021
American Funds IS Washington Mutual Investors Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
BlackRock® Capital Appreciation V.I. Class III	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
BlackRock® Equity Dividend V.I. Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from December 7, 2021 (commencement of operations) through December 31, 2021
BlackRock® Global Allocation V.I. Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from August 13, 2021 (commencement of operations) through December 31, 2021
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
BlackRock® High Yield V.I. Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
BlackRock® S&P 500 Index V.I. Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from July 28, 2021 (commencement of operations) through December 31, 2021
BlackRock® Small Cap Index V.I. Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from April 15, 2021 (commencement of operations) through December 31, 2021
BlackRock® Total Return V.I. Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from December 7, 2021 (commencement of operations) through December 31, 2021
Delaware Ivy VIP Asset Strategy Class II (Formerly Ivy VIP Asset Strategy Class II)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Delaware Ivy VIP Energy Class II (Formerly Ivy VIP Energy Class II)	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
DFA VA Equity Allocation Institutional Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from August 10, 2021 (commencement of operations) through December 31, 2021
DFA VA Global Bond Institutional Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 29, 2021 (commencement of operations) through December 31, 2021
DFA VA Global Moderate Allocation Institutional Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from August 10, 2021 (commencement of operations) through December 31, 2021
DFA VA International Small Institutional Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from July 8, 2021 (commencement of operations) through December 31, 2021
DFA VA International Value Institutional Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 15, 2021 (commencement of operations) through December 31, 2021
DFA VA Short-Term Fixed Institutional Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from August 11, 2021 (commencement of operations) through December 31, 2021
DFA VA US Large Value Institutional Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
DFA VA US Targeted Value Institutional Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from April 15, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Consumer Discretionary Initial Class	For the period December 27, 2022 (commencement of operations) through December 31, 2022
Fidelity® VIP Contrafund® Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Emerging Markets Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Energy Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Extended Market Index Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from April 15, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP FundsManager® 60% Investor Class	For the period December 7, 2022 (commencement of operations) through December 31, 2022
Fidelity® VIP FundsManager® 60% Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Government Money Market Investor Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 23, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Growth Opportunities Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from September 2, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Index 500 Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 15, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Investment Grade Bond Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from September 2, 2021 (commencement of operations) through December 31, 2021
Fidelity® VIP Strategic Income Service Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Fidelity® VIP Value Strategies Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
First Trust Dorsey Wright Tactical Core Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
First Trust Multi Income Allocation Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
First Trust/Dow Jones Dividend & Income Allocation Class I	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Franklin Allocation VIP Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Franklin Allocation VIP Class 4	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Franklin Income VIP Class 1	For the period March 7, 2022 (commencement of operations) through December 31, 2022
Franklin Income VIP Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Franklin Mutual Global Discovery VIP Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Franklin Mutual Shares VIP Class 1	For the period May 13, 2022 (commencement of operations) through December 31, 2022
Franklin Rising Dividends VIP Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
Franklin Rising Dividends VIP Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Franklin Small Cap Value VIP Class 1	For the period January 13, 2022 (commencement of operations) through December 31, 2022
Franklin Small-Mid Cap Growth VIP Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from July 28, 2021 (commencement of operations) through December 31, 2021
Franklin Strategic Income VIP Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from December 30, 2021 (commencement of operations) through December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Templeton Foreign VIP Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from October 19, 2021 (commencement of operations) through December 31, 2021
Templeton Global Bond VIP Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
Templeton Global Bond VIP Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Goldman Sachs VIT Large Cap Value Institutional Shares	For the period April 6, 2022 (commencement of operations) through December 31, 2022
Goldman Sachs VIT Mid Cap Value Institutional Shares	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 15, 2021 (commencement of operations) through December 31, 2021
Goldman Sachs VIT Strategic Growth Institutional Shares	For the period May 13, 2022 (commencement of operations) through December 31, 2022
Goldman Sachs VIT Trends Driven Allocation Institutional Shares	For the period April 14, 2022 (commencement of operations) through December 31, 2022
Janus Henderson Balanced Institutional Shares	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from April 8, 2021 (commencement of operations) through December 31, 2021
Janus Henderson Balanced Service Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Janus Henderson Enterprise Institutional Shares	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from November 10, 2021 (commencement of operations) through December 31, 2021
Janus Henderson Flexible Bond Service Shares	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
JPMorgan Insurance Trust Core Bond Class 1	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
JPMorgan Insurance Trust Global Allocation Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
JPMorgan Insurance Trust Income Builder Class 2	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
JPMorgan Insurance Trust Mid Cap Value Class 1	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
JPMorgan Insurance Trust U.S. Equity Class 1	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
ClearBridge Variable Aggressive Growth - Class II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Western Asset Core Plus VIT Class I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Lord Abbett Total Return Class VC	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
MFS® International Growth - Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 28, 2021 (commencement of operations) through December 31, 2021
MFS® Massachusetts Investors Growth Stock - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
MFS® New Discovery Series - Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
MFS® Total Return Series - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
MFS® Utilities Series - Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 27, 2021 (commencement of operations) through December 31, 2021
MFS® Utilities Series - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
MFS® Utilities Series - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
MFS® Value Series - Initial Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 1, 2021 (commencement of operations) through December 31, 2021
MFS® Value Series - Service Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
TOPS® Aggressive Growth ETF Class 1	For the period January 5, 2022 (commencement of operations) through December 31, 2022
TOPS® Balanced ETF Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from November 10, 2021 (commencement of operations) through December 31, 2021
TOPS® Conservative ETF Class 1	For the period March 25, 2022 (commencement of operations) through December 31, 2022
TOPS® Growth ETF Class 1	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from February 19, 2021 (commencement of operations) through December 31, 2021
TOPS® Managed Risk Growth ETF Class 1	For the period April 22, 2022 (commencement of operations) through December 31, 2022
TOPS® Moderate Growth ETF Class 1	For the period September 20, 2022 (commencement of operations) through December 31, 2022
PIMCO All Asset - Advisor Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from May 28, 2020 (commencement of operations) through December 31, 2020
PIMCO Commodity-RealReturn® Strategy - Advisor Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
PIMCO Emerging Markets Bond- Institutional Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 27, 2021 (commencement of operations) through December 31, 2021
PIMCO Income - Advisor Class	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the years ended December 31, 2022, 2021, and the period from May 7, 2020 (commencement of operations) through December 31, 2020
PIMCO Long-Term U.S. Government- Institutional Class	For the period January 28, 2022 (commencement of operations) through December 31, 2022
PIMCO Low Duration- Institutional Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from August 31, 2021 (commencement of operations) through December 31, 2021
PIMCO Total Return- Institutional Class	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
PSF International Growth Class II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
PSF Mid-Cap Growth Class II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
PSF PGIM Jennison Growth Class Growth II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
PSF PGIM Jennison Value Class II	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Schwab Government Money Market	Not Applicable	Not Applicable	For the period June 9, 2021 through July 9, 2021, and the period from May 7, 2018 through September 6, 2018
Schwab S&P 500 Index Fund	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from April 15, 2021 (commencement of operations) through December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

APPENDIX A (CONTINUED)

Variable Account Comprising the Separate Account	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Schwab VIT Balanced	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Schwab VIT Balanced with Growth	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Schwab VIT Growth	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
T. Rowe Price Blue Chip Growth - I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
T. Rowe Price Equity Income - I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 27, 2021 (commencement of operations) through December 31, 2021
T. Rowe Price Health Sciences - I	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
VanEck VIP Global Resources Class S	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
Vanguard® VIF Balanced	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from April 20, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Capital Growth	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from April 15, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Conservative Allocation	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 11, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Diversified Value	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 28, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Equity Income	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 20, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Equity Index	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from August 20, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Global Bond Index	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from August 10, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Growth	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 28, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF High Yield Bond	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from July 29, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF International	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 4, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Mid-Cap Index	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 3, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Moderate Allocation	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from May 28, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Real Estate Index	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from July 8, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Short-Term Investment-Grade	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from July 27, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Total Bond Market Index	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 16, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Total International Stock Market Index	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from April 15, 2021 (commencement of operations) through December 31, 2021
Vanguard® VIF Total Stock Market Index	For the year ended December 31, 2022	For the year ended December 31, 2022 and the period from June 1, 2021 (commencement of operations) through December 31, 2021

*67466202222000100*

PACIFIC LIFE INSURANCE COMPANY

Financial Statements - Statutory Basis

as of December 31, 2022 and 2021 and

for the years ended December 31, 2022, 2021 and 2020,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2022,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2022

and Independent Auditor’s Report

Deloitte & Touche LLP 695 Town Center Drive Suite 1000 Costa Mesa, CA 92626 USA Tel: 714 436 7100 Fax: 714 436 7200 www.deloitte.com

INDEPENDENT AUDITOR’S REPORT

Pacific Life Insurance Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life Insurance Company (the "Company"), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2022 and 2021, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2022, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Nebraska Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory- basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2022 audit was conducted for the purpose of forming an opinion on the 2022 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2022 are presented for purposes of additional analysis and are not a required part of the 2022 statutory-basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2022 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2022 statutory-basis financial statements as a whole.

March 20, 2023

Pacific Life Insurance Company

S T A T E M E N T S  O F  A D M I T T E D  A S S E T S,

L I A B I L I T I E S  A N D  C A P I T A L  A N D  S U R P L U S - S T A T U T O R Y  B A S I S

	December 31,
(In Millions, except share data)	2022	2021
ADMITTED ASSETS
Bonds	$73,845	$67,346
Preferred stocks	4	2
Common stocks	669	695
Mortgage loans	19,028	15,923
Real estate	153	149
Cash, cash equivalents and short-term investments	888	993
Contract loans	7,597	7,489
Derivatives	1,434	2,206
Securities lending reinvested collateral assets	2,828	3,327
Other invested assets	10,026	5,743
Investment income due and accrued	908	1,086
Net deferred tax asset	334	462
Other assets	1,965	2,203
Separate account assets	58,636	70,442

TOTAL ADMITTED ASSETS	$178,315	$178,066

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$79,459	$76,028
Liability for deposit-type contracts	18,585	11,198
Transfers to separate accounts due or accrued, net	(685)	(792)
Other liabilities	9,447	8,636
Asset valuation reserve	1,171	1,201
Separate account liabilities	58,636	70,442
TOTAL LIABILITIES	166,613	166,713
Capital and Surplus:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Paid-in surplus	2,536	1,836
Other surplus adjustments	91	122
Special surplus adjustments	328
Unassigned surplus	7,129	7,690
Surplus notes	1,588	1,675
TOTAL CAPITAL AND SURPLUS	11,702	11,353

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$178,315	$178,066

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S  O F  O P E R A T I O N S - S T A T U T O R Y  B A S I S

	Years Ended December 31,
(In Millions)	2022	2021	2020
REVENUES
Premiums and annuity considerations	$14,298	$13,984	$11,760
Net investment income	3,401	3,276	3,206
Reserve adjustments on reinsurance ceded	(450)	(677)	(779)
Separate account fees	1,324	1,365	1,218
Other income	157	287	212
TOTAL REVENUES	18,730	18,235	15,617

BENEFITS AND EXPENSES
Current and future policy benefits	15,322	16,692	13,785
Commission expense	1,057	1,000	979
Operating expenses	1,210	1,084	1,085
TOTAL BENEFITS AND EXPENSES	17,589	18,776	15,849

NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL INCOME TAXES	1,141	(541)	(232)
Federal income tax expense (benefit)	9	210	(197)

NET GAIN (LOSS) FROM OPERATIONS	1,132	(751)	(35)
Net realized capital gains (losses) less tax	(981)	1,612	(64)

NET INCOME (LOSS)	$151	$861	($99)

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S  O F  C A P I T A L  A N D  S U R P L U S - S T A T U T O R Y  B A S I S

(In Millions)	Common Stock	Paid-in Surplus	Other Surplus Adjustments	Special Surplus Adjustments	Unassigned Surplus	Surplus Notes	Total
BALANCES, JANUARY 1, 2020	$30	$1,186	$139	$—	$7,425	$1,730	$10,510
Net loss					(99)		(99)
Change in net unrealized capital losses less tax					(157)		(157)
Change in net deferred income tax					(68)		(68)
Change in nonadmitted assets					35		35
Net change in surplus notes						(56)	(56)
Capital contribution from parent		650					650
Change in reserve on account of change in valuation basis					341		341
Change in asset valuation reserve					259		259
Surplus contributed to separate accounts					(82)		(82)
Other changes in surplus in separate accounts					82		82
Other surplus adjustment for derivatives			(8)				(8)
Prior period adjustment					(44)		(44)
Change in other surplus transactions					1		1
BALANCES, DECEMBER 31, 2020	30	1,836	131	—	7,693	1,674	11,364
Net income					861		861
Change in net unrealized capital gains less tax					318		318
Change in net deferred income tax					88		88
Change in nonadmitted assets					(84)		(84)
Change in asset valuation reserve					(732)		(732)
Surplus contributed to separate accounts					(68)		(68)
Other changes in surplus in separate accounts					68		68
Dividend to parent					(450)		(450)
Other surplus adjustment for derivatives			(9)				(9)
Change in other surplus transactions					(4)	1	(3)
BALANCES, DECEMBER 31, 2021	30	1,836	122	—	7,690	1,675	11,353
Net income				254	(103)		151
Change in net unrealized capital gains (losses) less tax				74	(247)		(173)
Change in net deferred income tax					204		204
Change in nonadmitted assets					(445)		(445)
Capital contribution from parent		700					700
Change in asset valuation reserve					30		30
Surplus contributed to separate accounts					(194)		(194)
Other changes in surplus in separate accounts					194		194
Other surplus adjustment for derivatives			(31)				(31)
Net change in surplus notes						(87)	(87)
BALANCES, DECEMBER 31, 2022	$30	$2,536	$91	$328	$7,129	$1,588	$11,702

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S  O F  C A S H  F L O W S - S T A T U T O R Y  B A S I S

	Years Ended December 31,
(In Millions)	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$14,258	$13,658	$11,279
Net investment income	3,296	3,245	3,347
Other income	1,321	1,073	728
Benefits and loss related payments	(11,340)	(11,645)	(9,577)
Net transfers (to) from separate accounts	(285)	(261)	246
Commissions, expenses paid and other deductions	(2,190)	(1,998)	(2,077)
Dividends paid to policyholders	(8)	(9)	(9)
Federal income taxes (paid) recovered, net	358	(215)	(482)
NET CASH PROVIDED BY OPERATING ACTIVITIES	5,410	3,848	3,455

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	8,369	8,034	6,437
Stocks	138	50	166
Mortgage loans	1,058	1,311	533
Other invested assets	2,998	2,388	1,862
Miscellaneous proceeds	2,182	2,063	1,756
Cost of investments acquired
Bonds	(15,342)	(15,960)	(11,915)
Stocks	(182)	(59)	(487)
Mortgage loans	(4,183)	(2,154)	(1,903)
Other invested assets	(6,571)	(3,280)	(2,416)
Miscellaneous applications	(2,427)	(1,881)	(2,420)
Net increase (decrease) in contract loans	(108)	201	250
NET CASH USED IN INVESTING ACTIVITIES	(14,068)	(9,287)	(8,137)
(Continued)

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

S T A T E M E N T S  O F  C A S H  F L O W S - S T A T U T O R Y  B A S I S

	Years Ended December 31,
(In Millions)	2022	2021	2020
(Continued)
CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits on deposit-type contracts	$7,180	$4,241	$2,029
Borrowed funds		(49)	(1)
Net change in surplus notes	(85)		(56)
Contribution from parent	700		650
Dividend to parent		(303)
Other cash provided	758	543	349
NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES	8,553	4,432	2,971

Net change in cash, cash equivalents and short-term investments	(105)	(1,007)	(1,711)
Cash, cash equivalents and short-term investments, beginning of year	993	2,000	3,711

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$888	$993	$2,000

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$111	$100	$101

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION FOR NON-CASH TRANSACTIONS
Bonds disposed and acquired	$947	$747	$962
Stocks disposed and acquired	515	27	42
Federal tax credits received	239	22	338
Bonds transferred to other invested assets	140
Mortgage loans disposed and acquired	16	104	22
Premium tax credits received	6	8	5
Bond interest in-kind received	2	4	8
Assets in-kind received as deposits		515
Assets in-kind received as premiums, net of amounts transferred to the separate account		245	304
Bond dividend paid to parent		147
Bond dividend received from subsidiary		20
Bonds converted to stocks		10
Interest purchased received as premiums		7	3
Transfer between affiliated private equity funds			22

See Notes to Financial Statements - Statutory Basis

Pacific Life Insurance Company

N O T E S  T O   F I N A N C I A L   S T A T E M E N T S - S T A T U T O R Y   B A S I S

1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life Insurance Company (Pacific Life or the Company) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company. The Company is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company.

The Company and its subsidiaries have primary business operations consisting of life insurance, annuities, and reinsurance. The Company’s primary business operations provide life insurance products, individual annuities and mutual funds, and offers a variety of investment products and services to individuals and businesses. The top geographic locations in the United States for statutory premiums and annuity considerations, and deposits were California, Utah, Texas, Missouri, and Florida representing 15%, 11%, 8%, 8%, and 7%, respectively, of total statutory premiums and annuity considerations, and deposits for the year ended December 31, 2022. No other jurisdiction accounted for more than 5% of the total.

BASIS OF PRESENTATION

The Company prepared its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the NE DOI. Prescribed statutory accounting practices include state laws and regulations. Additionally, the Director of the NE DOI has the right to permit other specific practices, which deviate from prescribed practices.

The NE DOI has approved a permitted accounting practice, effective January 1, 2022, allowing the Company to calculate the policy reserves for funding agreements based on a methodology that differs from the NAIC SAP. Policy reserves for funding agreements are calculated based on Statement of Statutory Accounting Principle (SSAP) No. 52, Deposit-Type Contracts, and the reserving methodologies in Appendices A-820 and A-822 which utilizes a reference rate in the valuation interest rate calculation based on an average of a historical twelve-month period ending on June 30 of the calendar year of issue or purchase. In the permitted practice, the Company utilizes a reference rate in the valuation interest rate calculation based on the day of the funding agreement issuance which results in a policy reserve less than or equal to the NAIC SAP policy reserve.

The following table reconciles the Company’s net income (loss) for the years ended December 31, 2022, 2021 and 2020 and capital and statutory surplus as of December 31, 2022 and 2021 between NAIC SAP and practices prescribed or permitted by the NE DOI:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
Net income (loss), Nebraska basis	$151	$861	($99)
State permitted practices that increase (decrease) NAIC SAP Change in policy reserves	20
Net income (loss), NAIC SAP	$131	$861	($99)

	December 31,
	2022	2021
	(In Millions)
Statutory capital and surplus, Nebraska basis	$11,702	$11,353
State permitted practices that are an increase (decrease) from NAIC SAP Change in policy reserves	20
Statutory capital and surplus, NAIC SAP	$11,682	$11,353

NAIC SAP and accounting practices prescribed or permitted by the NE DOI differ in certain respects, which in some cases are materially different from accounting principles generally accepted in the United States of America (U.S. GAAP) (Note 2).

The Company has evaluated events subsequent to December 31, 2022 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that require adjustments to these financial statements - statutory basis.

In October 2022, Pacific Life announced its agreement to sell its third-party credit asset management firm, Pacific Asset Management, LLC, (PAM), whose clients include Pacific Funds, to Aristotle Capital Management, LLC. PAM is a wholly owned subsidiary of Pacific Global Asset Management LLC, included in other invested assets. The transaction is expected to close during the first half of 2023, subject to customary approvals and conditions.

Economic and capital market uncertainties have arisen as a result of the spread of COVID-19. The impact of COVID-19 on the Company is constantly evolving and its future effects are uncertain and cannot be reasonably estimated as of the date of this filing. Interest rates, credit spreads and equity market levels have had the most significant effect on the Company’s financial statements. COVID-19 related claims have not been material through December 31, 2022. The Company continues to actively monitor direct and indirect impacts of the pandemic on its financial statements, especially in relation to claims and the investments portfolio.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements - statutory basis and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECONCILIATION FROM ANNUAL REPORT TO THE AUDITED FINANCIAL STATEMENTS - STATUTORY BASIS

Subsequent to the filing of the Company’s 2022 Annual Statement, the Company determined the balances for investment income due and accrued and aggregate write-in for liabilities included in other liabilities were not properly presented as of December 31, 2022, which resulted in the reconciliations included in the table below. There was no impact to surplus, net income (loss) or the statement of cash flows.

	Annual Report	Change	Audited Financial Statements
		(In Millions)
Statement of Admitted Assets, Liabilities and Capital and Surplus - Statutory Basis
December 31, 2022:
Assets:
Investment income due and accrued	$1,390	($482)	$908

Total assets	178,797	(482)	178,315

Liabilities:
Other liabilities	$9,929	($482)	$9,447

Total liabilities	167,095	(482)	166,613

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

The Inflation Reduction Act was enacted on August 16, 2022 and imposes a 15% Corporate Alternative Minimum Tax (CAMT) on corporations with three-year average adjusted financial statement income over $1.0 billion that is effective January 1, 2023. The CAMT is payable to the extent the CAMT liability exceeds the regular corporate income tax liability; however, any CAMT paid would be available as a credit with indefinite carryover that could reduce future regular tax in excess of CAMT.

During the fourth quarter of 2022, the NAIC revised Interpretation 22-02, Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act – Corporate Alternative Minimum Tax (INT 22-02), that for a limited time provides a partial exception to SSAP No. 101, Income Taxes, and SSAP No. 9, Subsequent Events. Under INT 22-02, changes in estimates related to CAMT that arise from the Inflation Reduction Act need not be recognized in the year ended December 31, 2022 financial statements - statutory basis nor recognized as Type 1 subsequent events; rather, the Company needs to determine if it will be liable for CAMT in 2023. On December 13, 2022, the NAIC extended the exceptions of INT 22-02 to apply for the December 31, 2022 and March 31, 2023 financial statements - statutory basis with automatic nullification on June 15, 2023. The Company has determined that the consolidated group of corporations of which the Company is a member expects to be subject to the CAMT; however, the Company has not determined if it expects to be liable for the CAMT. Accordingly, the year ended December 31, 2022 financial statements - statutory basis do not include an estimated impact of the CAMT because a reasonable estimate cannot be made.

Effective December 31, 2022, the Company adopted revisions to SSAP No. 43R, Residual Tranches, which clarified that residual tranches shall be valued at the lower of amortized cost or fair value and shall be reported as other invested assets rather than bonds on the statements of admitted assets, liabilities and capital and surplus - statutory basis. The impact of this adoption on the Company’s financial statements was immaterial.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 86, Derivatives, to ensure reporting consistency for derivatives with financing components. A financing derivative is one which the premium to acquire the derivative is paid throughout the derivative term, or at maturity. The revisions require that at acquisition and subsequently, the gross reported fair value of the derivative shall exclude the impact of the financing premiums and the premiums payable shall be separately reported as payable for securities. The impact of the adoption on January 1, 2021 was an increase to Derivatives of $330 million, an increase to Investment Income Due and Accrued of $290 million and an increase to Payable for Securities included in Other liabilities of $620 million.

Effective January 1, 2021, the Company adopted SSAP No. 26R, Bonds, and SSAP No. 32R, Preferred Stock, which clarified the valuation and measurement for perpetual bonds and stocks held as investments. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost. Perpetual preferred stocks shall now be reported at fair value, not to exceed any current effective call price. For perpetual bonds and preferred stocks recorded at fair value, changes in fair value are recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. The impact of this adoption on the Company’s financial statements - statutory basis was immaterial.

Variable annuity contracts are subject to Actuarial Guideline 43 (AG43) and the Valuation Manual section VM-21 (VM-21). As a result of updates to AG43 and VM-21, effective January 1, 2020, for all variable annuity contracts, $239 million of reserves were released with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis, on the statements of capital and surplus - statutory basis.

For the annuity business retroceded by Pacific Life Re Limited (PLRL), a wholly-owned subsidiary of Pacific LifeCorp, the age calculation methodology was changed from an age last birthday approach to an age nearest birthday basis, which is consistent with the development of the prescribed valuation mortality tables. As a result of this change, effective January 1, 2020, $102 million of aggregate reserves were released with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis, on the statements of capital and surplus - statutory basis.

The Company has a reinsurance agreement with Pacific Life Re Global Limited (RGBM), a wholly-owned, indirect subsidiary of Pacific LifeCorp domiciled in Bermuda, whereby the Company retrocedes statutory reserves for a majority of the underlying Yearly Renewable Term (YRT) treaties on a 100% coinsurance with funds withheld basis to RGBM. During the year ended December 31, 2020, the Company determined that, since inception of the agreement in 2011, reinsurance premiums retroceded by the Company to RGBM had been calculated and retroceded based on gross written premiums received by the Company, rather than earned premiums as defined in the reinsurance agreement. The impact of this correction, net of tax, as of December 31, 2020 was a decrease to unassigned surplus as a prior period adjustment on the statements of capital and surplus - statutory basis of $44 million.

Subsequent to the filing of the Company’s 2021 Annual Statement, the Company determined that the disclosure related to the recorded investment for commercial mortgage loans in the identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement was not properly presented as of December 31, 2021, which resulted in a disclosure overstatement of $300 million. The recorded investment was correctly disclosed in the Audited Financial Statements - Statutory Basis (see Note 5). There was no impact to surplus or net income (loss).

FUTURE ADOPTION OF ACCOUNTING PRINCIPLES

During 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting issued by the Financial Accounting Standards Board. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2024.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method. Bonds, including loan-backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual bonds that do not possess or no longer possess an effective call option shall be reported at fair value regardless of NAIC designation, otherwise reported at amortized cost.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated as low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual preferred stocks are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar. All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax. The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis and the performance of the security’s underlying collateral and projected future cash flows. In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired. The Company records an OTTI to fair value for common stock, preferred stock, and bonds, except for LBASS, which are written down to the present value of cash flows expected to be collected, discounted at the security’s effective interest rate. The Company records an OTTI to fair value for any investment that the Company intends to sell or would be required to sell prior to recovery at a realized loss. The Company records OTTI in net realized capital gains (losses) less tax.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and impairment losses. Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued. The Company generally recognizes interest income on its impaired loans upon receipt. As of December 31, 2022, commercial mortgage loans with a total recorded investment of $72 million were considered impaired and an impairment loss of $15 million was recognized for the year ended December 31, 2022 as the fair value of the underlying collateral on one of these loans was lower than its carrying amount. No impairment loss was recorded on the other loan since the fair value of the underlying collateral was higher than its carrying amount. As of December 31, 2021, commercial mortgage loans with a total recorded investment of $20 million were considered impaired. Since the fair value of the underlying collateral on these loans was greater than their carrying amount, no impairment loss was recorded. During the year ended December 31, 2020, a $14 million OTTI loss was recognized on impaired commercial mortgage loans with a total recorded investment of $135 million.

There was no allowance for credit losses associated with the impaired loans as of December 31, 2022, 2021 and 2020. The average recorded commercial loan that was considered impaired as of December 31, 2022, 2021 and 2020 was $46 million, $20 million and $141 million, respectively. The Company had zero, zero and $115 million of impaired commercial loans on nonaccrual status as of December 31, 2022, 2021 and 2020, respectively. No mortgage loans were derecognized as a result of foreclosure during the years ended December 31, 2022, 2021 and 2020.

Investment real estate is valued at the lower of depreciated cost or market, less related mortgage debt, cumulative write downs and valuation adjustments. Depreciation of investment real estate is computed using the straight line method over estimated useful lives, which range from 5 to 30 years. Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period. When the future estimated undiscounted cash flows are less than the current carrying value of the property (gross cost less accumulated depreciation), the property is considered impaired and is written-down to its fair value through net realized capital gains (losses) less tax. The Company did not recognize any impairment loss on real estate investment properties for the year ended December 31, 2022. The Company recorded a loss of $22 million related to the disposal of real estate fixed assets from the Home Office and the sale of two real estate investment properties for the year ended December 31, 2021. The Company recorded impairment loss of $6 million on two of the real estate investment properties for the year ended December 31, 2020. The impairments were the result of two real estate investment properties classified as held-for-sale as of December 31, 2020 where the contracted sale price was lower than the book value. Fair value was determined based on expected sales proceeds. The Company held two real estate investment properties classified as held-for-sale with a carrying value of $11 million as of December 31, 2020.

Short-term investments are stated at amortized cost and approximate fair value. Short-term investments include, but are not limited to, bonds and commercial paper whose maturities at the time of purchase were greater than three months and less than or equal to one year. Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

The Company did not have any transfers of financial assets accounted for as secured borrowings, excluding repurchase and reverse repurchase agreements disclosed in Note 3.

Contract loans are carried at unpaid principal balances.

Other invested assets are generally carried at values based on the underlying audited equity of the investee as determined in accordance with U.S. GAAP with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Other invested assets primarily consist of investments in joint ventures, hedge funds, and private equity funds. These investments include affiliated companies as well as those where the Company has minor ownership interests. An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment. The investment is written down to fair value as the new cost basis and the OTTI is recorded in net realized capital gains (losses) less tax.

The Company applies hedge accounting as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship. At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements in a manner consistent with the hedged asset or liability (amortized cost or fair value). Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded. For foreign currency swaps, changes in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized foreign exchange capital gain (loss) consistent with the hedged items.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. When these derivative instruments are terminated, the gains and losses are reported as net realized capital gains (losses) less tax.

Carrying value is calculated based on the gross derivative asset or liability position. If the carrying value of the derivative is positive, the amount is recorded in derivatives. If the carrying value of the derivative is negative, the amount is recorded in other liabilities. The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets. The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the Interest Maintenance Reserve (IMR). Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR. Gains and losses on terminated derivative instruments that are hedging the surplus notes are recorded directly to surplus in other surplus adjustments, and amortized as an increase in net investment income over the life of the surplus notes utilizing the effective interest method.

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items and for hedging derivatives designated under SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, in net investment income. Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The Company also applies hedge accounting as prescribed by SSAP No. 108. Designated derivatives are reported at fair value and fair value fluctuations attributable to the hedged risk that offsets the current period change in the designated portion of the VM-21 reserve liability are reported in realized capital gains (losses) less tax. Fair value fluctuations attributable to the hedged risk that do not offset the current period change in the designated portion of the VM-21 reserve liability are recognized as a deferred asset (admitted) reported in other assets or other liabilities. An amount equal to the net deferred asset or liability must be allocated from unassigned funds (surplus) and presented separately as special surplus adjustments. The deferred asset or liability is amortized on a straight-line basis over a period not to exceed 10 years into net realized capital gains (losses) less tax with a corresponding reallocation from special surplus adjustments to unassigned funds (surplus). See Note 5.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments. Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus. The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments. These capital gains and losses are amortized into net investment income over the remaining life of the investment sold. The IMR of $56 million and $205 million is included in other liabilities as of December 31, 2022 and 2021, respectively.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives. Interest income for bonds and redeemable preferred stock is recognized on an accrual basis. Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date. Amortization and accretion are determined by the effective interest method based on estimated principal repayments. Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible. Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income. Investment income from subsidiaries, controlled and affiliated (SCA) entities is described below. Interest expense on surplus notes is also recorded in net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued over 90 days past due is nonadmitted. The amount of investment income due and accrued excluded from surplus was $1 million and zero as of December 31, 2022 and 2021.

Net realized capital gains (losses) less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

Included in common stocks and other invested assets are the Company’s SCA entities in which the Company, with its affiliates, holds a voting interest of 10% or more. The Company holds no investments in SCA entities that exceed 10% of admitted assets of the Company as of December 31, 2022 and 2021. Undistributed earnings and losses from SCA entities are recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Dividends and distributions are recognized in net investment income, with a corresponding reduction to unassigned surplus, when declared to the extent that they are not in excess of the undistributed accumulated earnings of the SCA entity. The Company did not recognize any impairment write-downs for its investments in SCA entities, during the years ended December 31, 2022, 2021 and 2020.

The Company carries its wholly owned State of Arizona domiciled life insurance common stock subsidiary, Pacific Life & Annuity Company (PL&A), based on PL&A’s underlying audited statutory surplus. PL&A’s carrying value was $474 million and $530 million as of December 31, 2022 and 2021, respectively. The Company carries its wholly owned State of Vermont domiciled special purpose financial insurance company subsidiaries, Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) based on their underlying audited statutory surplus. However, the audited statutory surplus of PAR Vermont and PBRC both include an admitted asset based on approved practices in Vermont. Under NAIC SAP, these assets are not considered admitted assets. Based on the nonadmission of these assets, the Company nonadmits the carrying values of PAR Vermont and PBRC for reporting. The nonadmitted carrying values of PAR Vermont and PBRC were $227 million and $187 million, respectively as of December 31, 2022. The nonadmitted carrying values of PAR Vermont and PBRC were $241 million and $121 million, respectively, as of December 31, 2021. During the years ended December 31, 2022, 2021 and 2020, the Company made capital contributions of zero, zero and $350 million, respectively, to PAR Vermont. During the years ended December 31, 2022, 2021 and 2020, the Company made capital contributions of zero, zero and $90 million, respectively, to PBRC.

The Company had investments in mutual funds managed by affiliates as of December 31, 2022 and 2021. Investments in affiliated mutual funds are carried at the underlying audited U.S. GAAP equity of the mutual funds which approximates fair value. Investments in affiliated bonds are generally valued at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value. Investments in affiliated mutual funds are carried at fair value.

The Company generally carries its investments in joint ventures, partnerships and limited liability companies (LLCs) based on the underlying audited U.S. GAAP equity of the investee as determined in accordance with U.S. GAAP, except as otherwise disclosed below. These investments include affiliated companies as well as those where the Company has minority ownership interests. The carrying value of non-insurance SCA’s where an audit was not performed are nonadmitted.

Pacific Asset Holding LLC (PAH) is a wholly owned LLC that invests in commercial real estate properties and ventures and other private equity investments. PAH is accounted for under SSAP No. 97 8.b.iii, Investments in Subsidiary, Controlled and Affiliated Entities, which requires it to be carried based on its audited U.S. GAAP equity, without any statutory adjustments. As of December 31, 2022 and 2021, PAH’s carrying value was $3,575 million and $1,971 million, respectively.

Pacific Life Fund Advisors LLC (PLFA) is a non-life insurance LLC subsidiary 99% owned by the Company and 1% owned by PL&A. PLFA is the investment adviser for the Pacific Select Fund and the Pacific Funds Series Trust. The Pacific Select Fund is the investment vehicle provided to the Company’s variable life insurance policyholders and variable annuity contract owners. The Pacific Funds Series Trust is the investment vehicle for the Company’s mutual fund products and other funds. Distributions to the Company from PLFA, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income when declared to the extent they are not in excess of undistributed accumulated earnings. Distributions from PLFA to the Company included in net investment income for the years ended December 31, 2022, 2021 and 2020 were $99 million, $119 million and $102 million, respectively. Any undistributed net revenue and expense, net of tax, is recorded directly to surplus. PLFA is carried based on its underlying audited U.S. GAAP equity. As of December 31, 2022 and 2021, PLFA’s carrying value was $45 million and $47 million, respectively.

The Company carries Pacific Select Distributors, LLC (PSD), a wholly owned non-life insurance LLC broker-dealer subsidiary, based on its underlying audited U.S. GAAP equity and adjusted to a statutory basis of accounting. As of December 31, 2022 and 2021, PSD’s carrying value was $41 million and $45 million, respectively. PSD primarily serves as the distributor of registered investment-related products and services, principally variable life and annuity contracts issued by the Company and PL&A. In connection with PSD’s distribution of these variable life and annuity contracts for the Company and PL&A, the Company incurred commission expense of $497 million, $603 million and $449 million during the years ended December 31, 2022, 2021 and 2020, respectively. A service plan was adopted by the Pacific Select Fund whereby the Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured for shareholders of the fund or their variable contract owners. These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $74 million, $86 million and $76 million, included in commission expense, for paying trail commissions on its behalf for the years ended December 31, 2022, 2021 and 2020, respectively. PSD also offers limited retail broker-dealer services that include selling variable annuities issued by the Company to customers advised by third party fiduciaries such as trust companies and registered investment advisers. With respect to these sales, PSD acts as the broker-dealer of record for the initial sale, but does not receive commissions.

The Company also has the following noninsurance SCA investments that are classified as SSAP No. 97, Subsidiary, Affiliated and Controlled Entities (SSAP 97) 8b(iii) entities:

	December 31, 2022				December 31, 2021
Description: (3)	Gross Amount		Nonadmitted Amount	Admitted Asset Amount	Gross Amount		Nonadmitted Amount	Admitted Asset Amount
	(In Millions)
Pacer Pacific Asset Floating	$38	(1)		$38	$24	(2)		$24
PSF Hedge Equity Portfolio Class I	15	(1)		15	16	(2)		16
Pacific Funds Ultra Short Income Class I	13	(1)		13	13	(1)		13
Pacific Funds Ultra Short Income Class D	13	(1)		13	13	(1)		13
PSF ESG Diversified Growth Class I	10	(1)		10	13	(2)		13
Pacific Funds ESG Core Bond Fund Adv Class	11	(1)		11	12	(1)		12
Pacific Funds ESG Core Bond Fund Class I	11	(1)		11	12	(1)		12
PSF ESG Diversified Portfolio Class I	9	(1)		9	11	(2)		11
Pacific Funds Small-Cap Value, Advisor	8	(1)		8	9	(1)		9
Pacific Optimization Moderate	1	(1)		1	1	(1)		1
Pacific Optimization Growth	1	(1)		1	1	(1)		1
Total	$130		$—	$130	$125		$—	$125

(1)	Includes NAIC Sub-2 filing types.
(2)	Includes NAIC Sub-1 filing types.
(3)	The Company received responses from the NAIC for all required SCA filings and no SCA investment valuations were disallowed or required to be resubmitted.

The Company is the owner and beneficiary of life insurance policies captured under SSAP No. 21, Other Admitted Assets. As of December 31, 2022 and 2021, the cash surrender value was $171 million and $208 million, respectively. As of December 31, 2022, the investments in various fund structures of the underlying life insurance policies comprise investment characteristics of 98% of stocks and 2% of cash and short-term investments. As of December 31, 2021, the investments in various fund structures of the underlying life insurance policies comprise investment characteristics of 100% of stocks.

The Company provides certain subsidiaries and affiliates with services that are routine in nature. Fees for these services are determined using cost allocations based on U.S. GAAP or a negotiated basis intended to reflect market prices. The Company provides investment and administrative services for certain subsidiaries and affiliates under administrative services agreements. For the years ended December 31, 2022, 2021 and 2020, the Company received $127 million, $114 million and $103 million, respectively, for services provided to, and paid $27 million, $10 million and $8 million, respectively, for services received from certain subsidiaries and affiliates, which are included in operating expenses. As of December 31, 2022 and 2021, the Company reported $0.3 million and $1 million, respectively, as amounts due from the parent company and the ultimate parent, Pacific LifeCorp and PMHC, and $74 million and $105 million, respectively, due from other affiliated companies. As of December 31, 2022 and 2021, the Company reported $1 million and ($3) million, respectively, as amount due to (from) other affiliated companies. It is the Company’s practice to settle these amounts no later than 90 days after the due date.

In September 2021, the Company entered into a one year agreement with Pacific Life Re International Limited (RIBM), a wholly owned indirect subsidiary of Pacific LifeCorp, to lend up to $100 million at a fixed rate of 0.7%. The amount loaned as of December 31, 2021, was $70 million. The agreement was terminated May 6, 2022. There were no loans outstanding as of December 31, 2022.

In June 2022, the Company entered into a promissory note with Pacific LifeCorp to borrow up to $200 million at an interest rate of 3.88%. There were no borrowings outstanding as of December 31, 2022. The promissory note matures on March 31, 2025.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company. Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with contract values of $3.4 billion and $2.9 billion as of December 31, 2022 and 2021, respectively. Related to these contracts, the Company received $503 million, $197 million and $305 million of premiums and annuity considerations and paid $201 million, $183 million and $174 million of current and future policy benefits for the years ended December 31, 2022, 2021 and 2020, respectively. In addition, included in the liability for deposit-type contracts are insurance contracts with the affiliated assignment company of $3.9 billion and $3.3 billion as of December 31, 2022 and 2021, respectively.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners’ Reserve Valuation Method (CRVM), or other modified reserve methods. Interest rate assumptions ranged from 2.0% to 6.0%. Reserves for individual variable annuities are held in accordance with VM-21. Reserves for individual fixed annuities are maintained using the Commissioners’ Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest ranging from 1.0% to 11.3%. Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest ranging from 1.0% to 11.3%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid. An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves. All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the summary of operations when earned under the terms of the contract. Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability. Interest rates credited ranged primarily from 0.3% to 8.8%.

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves. These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

PARTICIPATING POLICIES

For the years ended December 31, 2022, 2021 and 2020, premiums under ordinary insurance, group insurance and group annuity participating policies were $7 million or 0.2%, $7 million or 0.2% and $8 million or 0.2%, respectively, of total ordinary insurance, group insurance and group annuity premiums earned. The Company accounts for its policyholder dividends based upon dividend formulas approved by the Company’s Board of Directors. During the years ended December 31, 2022, 2021 and 2020, the Company paid dividends in the amount of $7 million, $8 million and $8 million to policyholders and did not allocate any additional income to such policyholders.

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of PMHC. In addition to the Company, included in PMHC’s consolidated return are the following entities: Pacific LifeCorp, PL&A, PAR Vermont, PBRC, PLFA, and RGBM.

The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable life and annuity contracts, as well as other single separate accounts. The Company’s separate accounts without guarantees consist of the variable annuities and variable life businesses where the assets of these accounts are carried at fair value and represent legally segregated contract holder funds. A separate account liability is recorded at fair value at an amount equal to the separate account asset. The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets. Amounts charged to the separate account for mortality, surrender and expense charges are included in separate account fees in other income.

The Company has separate accounts with guarantees comprised of the group annuities business where the general account guarantees annuity payments if the separate accounts is unable to do so. Assets of the group annuities business are carried at amortized cost and the Company establishes an AVR as required. The Company contractually guarantees either a minimum return or account value on these separate account products, for which liabilities have been recorded in aggregate reserves.

Separate account assets are primarily invested in mutual funds, but are also invested in bonds, mortgage loans, and hedge funds.

The variable annuities, variable universal life, and group annuities are classified as separate account products under statutory accounting principles. Variable annuities and variable universal life products are also classified as separate account products under U.S. GAAP, however, group annuities are classified as general account products under U.S. GAAP due to the investment risk being retained by the general account.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of a company’s actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2022 and 2021, the Company exceeded the minimum risk-based capital requirements.

2.	COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting. U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP. NAIC SAP and accounting practices prescribed or permitted by the NE DOI (Note 1) primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, reporting surplus notes as surplus instead of debt, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

3.	INVESTMENTS

BONDS, SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value and net unrealized gains (losses) of bonds, short-term investments and cash equivalents are shown below. Short-term investments and cash equivalents as of December 31, 2022 and 2021 were $698 million and $395 million, respectively. See Note 4 for information on the Company’s fair value measurements.

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Losses
		(In Millions)
December 31, 2022:
U.S. Government	$1,038	$985	($53)
All other governments	638	572	(66)
U.S. states, territories and possessions	102	84	(18)
U.S. political subdivisions of states, territories and possessions	213	203	(10)
U.S. special revenue and special assessment obligations	2,039	1,799	(240)
Industrial and miscellaneous	54,274	48,098	(6,176)
Bank loans	1,774	1,735	(39)
Hybrid securities	23	21	(2)
LBASS:
Residential mortgage-backed securities (RMBS)	1,400	1,228	(172)
Commercial mortgage-backed securities (CMBS)	3,529	3,132	(397)
Industrial, miscellaneous and other	9,513	8,805	(708)
Total	$74,543	$66,662	($7,881)

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Gains (Losses)
		(In Millions)
December 31, 2021:
U.S. Government	$1,585	$1,714	$129
All other governments	659	706	47
U.S. states, territories and possessions	86	92	6
U.S. political subdivisions of states, territories and possessions	164	188	24
U.S. special revenue and special assessment obligations	1,374	1,518	144
Industrial and miscellaneous	52,454	57,013	4,559
Bank loans	1,540	1,539	(1)
Hybrid securities	30	30	—
LBASS:
RMBS	1,923	1,970	47
CMBS	2,452	2,482	30
Industrial, miscellaneous and other	5,474	5,603	129
Total	$67,741	$72,855	$5,114

The book/adjusted carrying value and fair value of bonds, short-term investments and cash equivalents as of December 31, 2022, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$3,026	$2,989
Due after one year through five years	17,777	16,921
Due after five years through ten years	19,132	16,787
Due after ten years	20,166	16,800
	60,101	53,497
LBASS	14,442	13,165
Total	$74,543	$66,662

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(In Millions)
December 31, 2022:
U.S. Government	$626	$32	$40	$23	$666	$55
All other governments	435	45	73	23	508	68
U.S. states, territories and possessions	74	14	10	4	84	18
U.S. political subdivisions	150	13			150	13
U.S. special revenue and special assessment obligations	1,305	217	129	43	1,434	260
Industrial and miscellaneous	39,955	4,847	5,001	1,460	44,956	6,307
Bank loans	1,071	23	255	19	1,326	42
Hybrid securities			16	4	16	4
LBASS:
RMBS	380	29	659	174	1,039	203
CMBS	1,775	160	829	240	2,604	400
Industrial, miscellaneous and other	5,324	411	1,907	324	7,231	735
Total	$51,095	$5,791	$8,919	$2,314	$60,014	$8,105

December 31, 2021:
U.S. Government	$955	$6			$955	$6
All other governments	112	5	$5	$1	117	6
U.S. special revenue and special assessment obligations	132	2	38	1	170	3
Industrial and miscellaneous	6,455	143	592	32	7,047	175
Bank loans	438	3	157	8	595	11
Hybrid securities			5	1	5	1
LBASS:
RMBS	883	16	193	5	1,076	21
CMBS	682	14	511	38	1,193	52
Industrial, miscellaneous and other	2,318	26	171	5	2,489	31
Total	$11,975	$215	$1,672	$91	$13,647	$306

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary. The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The table below summarizes the OTTI by security type:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
Bonds:
Industrial and miscellaneous	$13	$36	$80
Bank loans	1
LBASS	2	34	7
Mortgage loans	15		14
Real estate			6
Other invested assets	6	11	10
Total OTTI	$37	$81	$117

No OTTIs were recognized on LBASS due to intent to sell or inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during the year ended December 31, 2022.

The following table presents all LBASS with an OTTI recognized during the year ended December 31, 2022, whereby the present value of cash flows expected to be collected is less than the amortized cost basis of the securities:

Cusip	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost after OTTI	Fair Value at time of OTTI	Date of Financial Statement When Reported
			(In Millions)
10623*AA4	$9	$8	$1	$8	$8	3/31/2022
10623*AA4	7	6	1	6	6	9/30/2022
Total			$2

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. The following table presents the number of investments, the book/adjusted carrying value, and the fair value for bonds with an NAIC 5GI designation:

	December 31, 2022			December 31, 2021
	Number	Book/Adjusted Carrying Value	Fair Value	Number	Book/Adjusted Carrying Value	Fair Value
	(In Millions)				(In Millions)
U.S. special revenue and special assessment obligations				2	$13	$13
Industrial and miscellaneous				1	28	29
Bank loans	1	$14	$11	1	15	14
LBASS	3	7	6	3	6	8
Total	4	$21	$17	7	$62	$64

Proceeds, gross gains, and gross losses recognized on sales of bonds were $4.3 billion, $10 million, and $190 million, respectively, for the year ended December 31, 2022. Proceeds, gross gains, and gross losses recognized on sales of bonds were $2.4 billion, $28 million, and $11 million, respectively, for the year ended December 31, 2021. Proceeds, gross gains, and gross losses recognized on sales of bonds were $1.7 billion, $56 million, and $14 million, respectively, for the year ended December 31, 2020.

Bonds with a book/adjusted carrying value of $6 million as of December 31, 2022 and 2021, were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The Company received prepayment penalties and acceleration of fees of $28 million, $117 million and $70 million from 192, 249 and 173 securities for the years ended December 31, 2022, 2021 and 2020, respectively.

SECURITIES LENDING

The Company participates in a securities lending program administered by an authorized financial institution whereby certain investment securities are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. With respect to securities loaned, the Company requires initial cash collateral equal to a minimum of 102% of the fair value of domestic securities loaned. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. This collateral is not restricted, and there is no collateral that extends beyond one year from December 31, 2022. The borrower of the loaned securities is permitted to sell or repledge those securities. Upon default of the borrower, the Company has the right to purchase replacement securities using the cash collateral held. Similarly, upon default of the Company, the borrower has the right to sell the loaned securities and apply the proceeds from such sale to the Company’s obligation to return the cash collateral held. As of December 31, 2022 and 2021, there were no separate accounts securities lending arrangements.

For securities lending transactions, the carrying value of securities classified as bonds and on loan as of December 31, 2022 and 2021 was $4.2 billion and $3.0 billion, respectively, with fair value of $3.7 billion and $3.2 billion, respectively. The Company recorded cash collateral received of $3.8 billion and $3.3 billion as of December 31, 2022 and 2021, respectively, and established a corresponding liability for the same amount, which is included in other liabilities. As of December 31, 2022 and 2021, the Company has not sold or repledged collateral received from securities lending agreements. The Company may occasionally utilize amounts from the cash collateral for short-term liquidity for general corporate purposes. As of December 31, 2022 and 2021, $1.0 billion and zero, respectively, were utilized for general corporate purposes.

The aggregate amount of collateral reinvested broken down by the maturity date of the invested asset is as follows (In Millions):

	December 31, 2022		December 31, 2021
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Overnight and continuous
30 days or less	$928	$928	$727	$727
31-60 days	300	300	2,050	2,050
61 to 90 days	1,600	1,600	550	550
Total collateral reinvested	$2,828	$2,828	$3,327	$3,327

The Company invests the cash collateral received from its securities lending arrangements primarily into short-term investments.

To manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company reinvests in assets with a maturity date of 90 days or less.

REPURCHASE AGREEMENTS

In 2022, the Company entered into repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company sells bonds and receives cash in an amount equal to at least 102% of the estimated fair value of the bonds sold at the inception of the transaction, with a simultaneous agreement to repurchase such bonds at a future date or on demand in an amount equal to the cash initially received plus interest. The Company monitors the ratio of the cash-held to the estimated fair value of the bonds sold throughout the duration of the transaction and additional cash or securities are obtained as necessary. Bonds sold under such transactions may be sold or re-pledged by the transferee. Income and expense associated with repurchase agreements are recorded in net investment income. The repurchase agreements are tri-party trades. The maximum amount outstanding under repurchase agreements during the year ended December 31, 2022 was $10 million, which had a maturity time frame of 2 days to 1 week. There are no amounts outstanding under these agreements as of December 31, 2022.

The maximum fair value of securities sold outstanding under secured borrowing agreements during the year ended December 31, 2022 was $10 million. There were no outstanding securities sold as of December 31, 2022.

The maximum amount of cash collateral received outstanding under secured borrowing agreements during the year ended December 31, 2022 was $10 million. There was no outstanding cash collateral received outstanding as of December 31, 2022. There was no outstanding securities collateral liability outstanding as of December 31, 2022.

REVERSE REPURCHASE AGREEMENTS

The Company invests cash collateral received into reverse repurchase agreements as part of its securities lending program. The Company requires that all reverse repurchase agreements must be collateralized by United States (U.S.) Treasury Securities, U.S. Agency Securities, U.S. Corporate bonds and/or U.S. Equities with a minimum margin of 102%. For the securities lending program, reverse repurchase agreements had a maximum maturity of 90 days and are indemnified by the Company’s securities lending agent against counterparty default. When counterparty default and price movements of the collateral received present the primary risks for repurchase agreements, the Company mitigates such risks by mandating short maturities, applying proper haircuts and monitoring fair values daily.

In 2022, the Company entered into a reverse repurchase transaction commitment of $250 million with an unaffiliated financial institution. Under this agreement, the Company purchases U.S. Treasury Securities and loans cash, with a simultaneous agreement to resell such securities at a future date or on demand in an amount equal to the cash initially loaned plus interest. There were no amounts outstanding under this agreement as of December 31, 2022.

The reverse repurchase agreements used are tri-party trades.

The following tables present the maximum amount and ending value during and as of the periods presented of the allocation of reverse repurchase agreements by maturity (In Millions):

	Maximum Amount				Ending Balance
December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Overnight and continuous	$200	$250	$650	$200	$200		$150	$200
30 days or less	1,175	1,100	1,950	1,450	400	$250	200	200
31-90 days >90 days	2,925	3,175	2,875	4,250	2,925	2,675	2,125	1,900

	Maximum Amount				Ending Balance
December 31, 2021	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Overnight and continuous	$1,125	$1,025	$925	$450	$1,100	$925	$400
30 days or less	1,000	1,050	1,425	1,425	300	200	725	$575
31-90 days	250	1,575	2,250	2,900	1,175	1,575	1,850	2,600
>90 days	250	250

The Company has not sold or acquired any securities that resulted in default.

The following table presents, by NAIC designation, the fair value of bonds acquired by the Company under reverse repurchase- secured borrowings as of December 31, 2022 and 2021 (In Millions):

	December 31,
	2022	2021
NAIC 1	$947	$1,039
NAIC 2	702	946
NAIC 3	242	983
NAIC 4	551	383
Total	$2,442	$3,351

The maximum and ending fair value of the bonds acquired under reverse repurchase-secured borrowings during the years 2022 and 2021 is as follows (In Millions). None of the bonds acquired were nonadmitted.

December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,800	$3,938	$4,836	$2,662
Ending Balance	3,750	3,117	2,617	2,442

December 31, 2021	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$2,706	$2,843	$5,869	$4,121
Ending Balance	2,706	2,843	3,119	3,351

The following tables present the aggregate allocation of collateral pledged of repurchase agreements by remaining contractual maturity (In Millions):

	December 31, 2022		December 31, 2021
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Overnight and continuous 30 days or less	$400	$400	$575	$575
31-90 days	1,900	1,900	2,600	2,600
>90 days	—	—	—	—

The maximum amounts and ending balances of the cash collateral provided and recognized receivable for the return of collateral for reverse repurchase-secured borrowings during the years 2022 and 2021 is as follows (In Millions):

December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,850	$3,675	$3,675	$4,950
Ending Balance	3,525	2,925	2,475	2,300

December 31, 2021	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$2,600	$2,700	$2,975	$3,725
Ending Balance	2,575	2,700	2,975	3,175

The maximum amounts and ending balances of the recognized liability to return collateral for reverse repurchase-secured borrowing securities sold/acquired with cash collateral during the years 2022 and 2021 is as follows (In Millions):

December 31, 2022	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$3,850	$3,675	$3,675	$4,950
Ending Balance	3,525	2,925	2,475	2,300

December 31, 2021	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Maximum Amount	$2,600	$2,700	$2,975	$3,725
Ending Balance	2,575	2,700	2,975	3,175

WORKING CAPITAL FINANCE INVESTMENTS

The tables below present the aggregate book/adjusted carrying value of working capital finance investments (WCFI) by designation as of December 31, 2022 and 2021.

	Gross Asset	Nonadmitted Asset	Net Admitted Asset
December 31, 2022:		(In Millions)
WCFI Designation 1	$764		$764
WCFI Designation 2	544		544
Total	$1,308	—	$1,308

	Gross Asset	Nonadmitted Asset	Net Admitted Asset
December 31, 2021:		(In Millions)
WCFI Designation 1	$310		$310
WCFI Designation 2	134		134
Total	$444	—	$444

The table below presents the aggregate maturity distribution on the underlying working capital finance programs. The Company did not have any events of default on working capital finance programs.

	Book/Adjusted Carrying Value
	December 31,
	2022	2021
	(In Millions)
Up to 180 days	$1,256	$422
181 to 365 days	52	22
Total	$1,308	$444

DEBT RESTRUCTURING

As of December 31, 2022 and 2021, the Company had investments in restructured bonds and mortgage loans of $19 million and $40 million, respectively. The realized capital losses related to these bonds and mortgage loans were zero, $31 million and zero for the years ended December 31, 2022, 2021 and 2020, respectively.

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2022: Farm	6.10%	3.15%
Construction and land development	5.37%	5.37%
Commercial	7.10%	2.05%

Year Ended December 31, 2021:
Farm	4.45%	3.10%
Construction and land development	4.25%	4.07%
Commercial	4.39%	2.35%

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 100%.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Farm	Residential	Commercial	Mezzanine	Total
December 31, 2022:			(In Millions)
Current	$980	$236	$17,690	$107	$19,013
30-59 days past due					—
60-89 days past due					—
90-179 days past due	2				2
180+ days past due	13				13
Total	$995	$236	$17,690	$107	$19,028

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$20		$1,110	$107	$1,237

	Farm	Residential	Commercial	Mezzanine	Total
December 31, 2021:			(In Millions)
Current	$930	$239	$14,644	$107	$15,920
30-59 days past due	2				2
60-89 days past due	1				1
90+ days past due					—
Total	$933	$239	$14,644	$107	$15,923

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1) (2)			$1,080	$107	$1,187

(1)	Excluded from the Commercial amounts are mortgage loan participations where the sole participants are the Company and PL&A. The total amounts were $2,862 million and $2,823 million as of December 31, 2022 and 2021, respectively.

(2)	Amounts were updated subsequent to the issuance of the Annual Statement.

The Company’s mortgage loans finance various types of properties primarily throughout the U.S. and Canada. The geographic distributions of the mortgage loans book/adjusted carrying value were as follows:

	December 31, 2022		December 31, 2021
	(In Millions)		(In Millions)
California	$4,108	California	$3,292
Illinois	1,444	Washington	1,363
Texas	1,351	Texas	1,343
Massachusetts	1,243	Illinois	1,252
Washington	1,136	New York	907
New York	969	Massachusetts	813
Georgia	869	New Jersey	723
District of Columbia	794	Virginia	708
Virginia	774	Florida	704
New Jersey	719	Arizona	613
All other	5,621	All other	4,205
Total	$19,028	Total	$15,923

As of December 31, 2022 and 2021, the largest carrying amount of one single commercial loan in California, the state with the highest geographical distribution, was $440 million or 2% and $404 million or 3% of the mortgage loan carrying value, respectively. This loan was secured by apartment buildings.

As of December 31, 2022, the largest total carrying value of multiple commercial loans with a single sponsor, a related party to the Company, was $622 million and 3% of the mortgage loan carrying value. As of December 31, 2022, these loans were located in various states and were mainly secured by apartment buildings. As of December 31, 2021, the largest total carrying value of multiple commercial loans with a single sponsor was $564 million and 4% of the mortgage loan carrying value. As of December 31, 2021, these loans were located in Arizona and California and were secured by retail.

The Company had mortgage loans of $13 million with accrued interest more than 180 days past due as of December 31, 2022 The Company did not have mortgage loans with accrued interest more than 180 days past due as of December 31, 2021.

For the years ended December 31, 2022, 2021 and 2020, the Company recognized in net investment income prepayment income of $57 million, $30 million and $41 million, respectively, from early pay off mortgage loans.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance. Collateral performance includes a review of the most recent collateral inspection reports and financial statements. Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV). The DCR compares the collateral’s net operating income to its debt service payments. DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments. A larger DCR indicates a greater excess of net operating income over the debt service. The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage. LTVs greater than 100% indicate that the loan amount exceeds the collateral value. A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels: Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern. Loans in the No Credit Concern category are performing and no issues are noted. The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns. The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong. For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors. Financial covenants may have been triggered due to declines in performance. There may be disputes between the borrower and contractors. Credit profile and/or borrower sponsorship remain stable but require monitoring. Near term (6 months or less) maturity requires monitoring due to negative trends. No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength. This includes troubled debt restructures (TDR) performing as agreed for more than one year.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or the borrower may have requested covenant relief. There may be disputes between the borrower and contractors. Loan credit profile, borrower sponsorship and/or collateral value may have declined or given cause for concern. Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk. Likelihood for TDR, impairment and loss is increased. This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/ or borrower financial difficulties exist. Borrower may have asked for modification of loan terms. Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative. Impairment loss is possible depending on current fair market value of the collateral. This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 1 through Level 3 are placed on a watch list and monitored monthly, subject to the terms of the loan agreement. Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired. A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

The Company was working with borrowers who are experiencing financial difficulty as a direct result of the novel coronavirus COVID-19 pandemic (COVID-19). When necessary, the Company provided loan modifications to assist borrowers with their circumstances. These loans are accruing interest and are classified as current when performing under the terms of the modified loan agreement. On April 7, 2020, a group of banking agencies issued an Interagency Statement that offers practical expedients for evaluating whether loan modifications that occur in response to COVID-19 are TDR consistent with the Coronavirus Aid, Relief and Economic Security Act (the CARES Act). The Consolidated Appropriations Act, signed into law on December 27, 2020 extended the relief offered in the CARES Act through January 1, 2022 and clarified that insurance companies were covered under the CARES Act. The Company’s loan modifications fell within the guidance of either the April 7, 2020 Interagency Statement or the CARES Act, both as adopted by the NAIC under Interpretation of the Statutory Accounting Principles Working Group (INT) 20-03, and do not qualify as TDRs.

Prior to January 1, 2022, the Company provided modifications in the form of principal and/or interest payment relief and extension of maturity dates to mortgage loans. As of December 31, 2022, the mortgage loans that are still in their modification period had a total book value of $791 million. These loans do not qualify as TDRs.

The following tables set forth mortgage loan credit levels as of December 31, 2022 and 2021 ($ In Millions):

	December 31, 2022
	No Credit Concern		Level 1 Minimal Credit Concern		Level 2 Moderate Credit Concern		Level 3 Significant Credit Concern		Total
Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Agricultural	$995	2.23							$995	2.23
Apartment	4,969	1.72							4,969	1.72
Golf course	41	3.64	$4	0.80					45	3.37
Industrial	828	2.24							828	2.24
Lodging	1,064	3.19	77	1.60	$160	1.12			1,301	2.85
Mobile home park	239	3.27							239	3.27
Office	4,199	2.08			60	2.98	$72	1.08	4,331	2.07
Residential	41	2.17							41	2.17
Retail	2,335	1.99	225	1.55			512	0.83	3,072	1.76
Construction (1)	3,050		42		115				3,207
Total	$17,761	2.07	$348	1.55	$335	1.63	$584	0.86	$19,028	2.01

	December 31, 2021
	No Credit Concern		Level 1 Minimal Credit Concern		Level 2 Moderate Credit Concern		Level 3 Significant Credit Concern		Total
	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average	Carrying	Weighted Average
Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$933	2.25							$933	2.25
Apartment	2,707	1.86							2,707	1.86
Golf course	52	2.40	$22	0.90			$18	0.82	92	1.73
Industrial	751	2.37							751	2.37
Lodging	799	2.30	87	0.47	$466	0.21			1,352	1.46
Mobile home park	179	3.62							179	3.62
Office	3,512	2.09			47	2.76	20	0.75	3,579	2.09
Residential	43	2.49							43	2.49
Retail	1,839	1.87	225	1.32			514	0.72	2,578	1.59
Construction (1)	3,299		250		160				3,709
Total	$14,114	2.07	$584	1.07	$673	0.45	$552	0.72	$15,923	1.92

(1)	Performance and credit quality does not consider DCRs for Residential whole and Construction loans. These loans are reviewed based on LTV, loan payment performance, and for Construction loans, the construction progress and related costs for the underlying collateral project.

JOINT VENTURES, PARTNERSHIPS AND LLCs

The Company does not have investments in joint ventures, partnerships and limited liability companies that exceed 10% of admitted assets of the Company as of December 31, 2022 and 2021. For impaired investments in joint ventures, partnerships and limited liability companies, the Company recorded write downs of $5 million, $11 million and $10 million on 4, 6 and 5 investments during the years ended December 31, 2022, 2021 and 2020, respectively, based upon lower estimated future cash flows.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company’s financial instruments that are carried at fair value or net asset value (NAV) as of December 31, 2022 and 2021:

	Level 1	Level 2	Level 3	NAV	Total
December 31, 2022:			(In Millions)
Assets:
Bonds:
Issuer obligations			$14		$14
LBASS			4		4
Total bonds	—	—	18	—	18

Preferred stocks:
Industrial and miscellaneous			4		4
Total preferred stocks	—	—	4	—	4

Common stocks:
Industrial and miscellaneous			65		65
Affiliates (1)	$130				130
Total common stocks	130	—	65	—	195

Derivatives:
Foreign currency and interest rate swaps		$459			459
Equity derivatives	52		880		932
Total derivatives	52	459	880	—	1,391

Other invested assets			116		116

Separate account assets (2)	53,895			$849	54,744
Total	$54,077	$459	$1,083	$849	$56,468

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$452			$452
Equity derivatives			$3		3
Total	—	$452	$3	—	$455

	Level 1	Level 2	Level 3	NAV	Total
December 31, 2021:			(In Millions)
Assets:
Bonds:
Issuer obligations		$24			$24
LBASS			$103		103
Total bonds	—	24	103	—	127

Preferred stocks:
Industrial and miscellaneous		1	1		2
Total preferred stocks	—	1	1	—	2

Common stocks:
Industrial and miscellaneous	$16		22		38
Affiliates (1)	127				127
Total common stocks	143	—	22	—	165

Derivatives:
Foreign currency and interest rate swaps		208			208
Equity derivatives	82		1,916		1,998
Total derivatives	82	208	1,916	—	2,206

Separate account assets (2)	67,331	1		$644	67,976
Total	$67,556	$234	$2,042	$644	$70,476

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$213			$213
Equity derivatives			$10		10
Total	—	$213	$10	—	$223

(1)	Consists of mutual funds managed by affiliated entities.

(2)	Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS, PREFERRED STOCKS, COMMON STOCKS AND OTHER INVESTED ASSETS

The fair values of bonds, residual income tranches (reported in Other Invested Assets), preferred stocks and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services. For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing. These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. The Company accounts for certain derivatives that are designated as cash flow hedges in the same manner as the hedged liability, which are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of investments in mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

The fair value of assets in the Separate Accounts in Level 2 consist of bonds based on the valuation methods described above in Bonds, Preferred Stocks, Common Stocks and Other Invested Assets. The fair value of assets in the Separate Accounts in Level 3 consist of bonds based on valuation methods described in Bonds, Preferred Stocks, Common Stocks and Other Invested Assets and mortgage loans based on the valuation method described below.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the net asset value obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, precious metals, real estate, derivatives, privately held companies and private partnerships. The redemption frequency can be daily, monthly, quarterly, semi-annually and annually. The remaining lockup period ranges from zero to 51 months as of December 31, 2022. There are no unfunded commitments of investments measured using the NAV practical expedient as of December 31, 2022.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

					Total Gains or (Losses)
	January 1, 2022	Transfers Into of Level 3 (1) (2)		Transfers Out of Level 3 (2)	Included in Net Income	Included in Surplus	Purchases	Sales	Settlements	December 31, 2022
	(In Millions)
Bonds Issuer Obligations		$25			($13)	$3			($1)	$14
LBASS	$103	40		($116) (3)	(11)	(16)	$7		(3)	4
Preferred stocks	1					(2)	5			4
Common stocks	22				5		154	($116)		65
Derivatives, net	1,906				(672)	(333)	561		(585)	877
Other invested assets		116	(3)							116
Total	$2,032	$181		($116)	($691)	($348)	$727	($116)	($589)	$1,080

				Total Gains or (Losses)
	January 1, 2021	Transfers Into of Level 3 (1) (2)	Transfers Out of Level 3 (2)	Included in Net Loss	Included in Surplus	Purchases	Sales	Settlements	December 31, 2021
	(In Millions)
Bonds	$1	$31		$1	($2)	$72			$103
Preferred stocks						1			1
Common stocks	7					16	($1)		22
Derivatives, net	1,264			1,518	(53)	1,022		($1,845)	1,906
Total	$1,272	$31	$—	$1,519	($55)	$1,111	($1)	($1,845)	$2,032

(1) Transferred into Level 3 due to carrying value adjustments down to fair value.

(2) Transfers in and/or out are recognized at the end of each quarter.

(3) Transferred into/out of Level 3 due to reclassification from LBASS to Other Invested Assets.

The book/adjusted carrying values and fair values of the Company’s financial instruments are presented in the following table:

	December 31, 2022
	Fair Value	Book/ Adjusted Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
	(In Millions)
Assets:
Bonds	$65,965	$73,845		$61,162	$4,803
Preferred stocks	4	4			4
Common stocks (1)	195	195	$130		65
Mortgage loans	16,705	19,028			16,705
Cash, cash equivalents and short-term investments	888	888	855	19	14
Contract loans	7,597	7,597			7,597
Derivatives, net	(166)	215	52	(1,095)	877
Securities lending reinvested collateral assets	2,828	2,828		2,828
Other invested assets (1)	1,643	1,692		1,496	147
Separate account assets	58,012	58,636	53,895	2,756	512	$849
Liabilities:
Liability for deposit-type contracts (2)	17,856	18,503		13,138	4,718
Separate account liability for deposit-type contracts	5	5			5

	December 31, 2021
	Fair Value	Book/ Adjusted Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
			(In Millions)
Assets:
Bonds	$72,460	$67,346		$67,642	$4,818
Preferred stocks	2	2		1	1
Common stocks (1)	165	165	$143		22
Mortgage loans	16,605	15,923			16,605
Cash, cash equivalents and short-term investments	993	993	813	30	150
Contract loans	7,489	7,489			7,489
Derivatives, net	1,983	1,983	82	(5)	1,906
Securities lending reinvested collateral assets	3,327	3,327		3,327
Other invested assets (1)	776	743		714	62
Separate account assets	70,462	70,442	67,331	2,254	230	$647
Liabilities:
Liability for deposit-type contracts (2)	11,705	11,108		6,919	4,786
Separate account liability for deposit-type contracts	6	6			6

(1) Excludes investments accounted for under the equity method.

(2) Excludes deposit liabilities with no defined or contractual maturities.

The tables above exclude the following financial instruments: investment income due and accrued, derivatives collateral receivable and payable and payable for securities lending. The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2022 and 2021:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS (INCLUDING SECURITIES LENDING REINVESTED COLLATERAL ASSETS)

For cash and cash equivalents with maturities of three months or less from date of purchase, their fair values approximate their book/adjusted carrying values due to their short maturities. For short-term investments with maturities of one year or less from date of purchase, excluding cash equivalents and money market mutual funds, their fair values are determined using similar valuation techniques as described above for bonds. Cash equivalents that are money market mutual funds have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds. Securities lending reinvested collateral assets that are primarily reverse purchase agreements have fair values that approximate their book/adjusted carrying values due to their short maturities.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist primarily of surplus note investments held from other insurance providers and WCFIs that are NAIC rated 1 or 2. The fair values of the surplus note investments are priced by an independent pricing service as described for bonds above. The WCFIs are held at accreted book value which approximates fair value due to the short-term nature of the investment.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the fair value of liability for deposit-type contracts are: discounted cash flow methodologies using significant unobservable inputs, discounted cash flow methodologies using current market risk-free interest rates and adding a spread to reflect nonperformance risk. The fair value of deposit-type contracts issued at floating rates or that are short-term in nature approximate their carrying value.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

5.	DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk, collectively “market risk”, and credit risk. Derivative instruments are also used to manage the duration mismatch of general account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract, which exceeds the value of existing collateral, if any. The Company mitigates these risks through established market and credit risk limits.

The following table summarizes the notional amount, net carrying value, and fair value of the Company’s derivative instruments by derivative type. Cash collateral received from or pledged to counterparties is not included in the amounts below.

	Notional Amount	Net Carrying Value	Fair Value
		(In Millions)
December 31, 2022:
Equity call options	$24,922	$877	$877
Foreign currency swaps	6,290	151	151
Interest rate swaps	11,018	(865)	(1,246)
Equity total return swaps	136
Equity futures	3,657	52	52
Total	$46,023	$215	($166)

December 31, 2021:
Equity call options	$22,355	$1,908	$1,908
Foreign currency swaps	4,325	65	65
Interest rate swaps	6,256	(70)	(70)
Equity total return swaps	155	(3)	(3)
Equity futures	2,731	82	82
Equity put options	732	1	1
Total	$36,554	$1,983	$1,983

Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

Cash collateral received from OTC counterparties was $185 million and $846 million as of December 31, 2022 and 2021, respectively. Cash collateral pledged to OTC counterparties was $682 million and $290 million as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company had also accepted collateral, consisting of various securities, with a fair value of zero and $327 million, respectively, which are held in separate custodial accounts. As of December 31, 2022 and 2021, none of this collateral had been repledged.

The Company is required to pledge initial margin for all futures contracts. The amount of required margin is determined by the exchange on which it is traded. The Company pledged cash and assets to satisfy this collateral requirement. Cash pledged for initial margin was $52 million and $82 million as of December 31, 2022 and 2021, respectively. Assets pledged to satisfy this requirement for initial margin had a fair value of $187 million and $138 million as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Company provided collateral in the form of various securities with a carrying value of $1,434 million and $126 million, respectively, which are included in bonds. The counterparties are permitted by contract to sell or repledge this collateral.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options. The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products with indexed account options. These equity call options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums. These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital gains (losses) less tax.

The Company utilizes foreign currency interest rate swap agreements to convert floating foreign denominated liabilities to floating U.S. dollar liabilities. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate. There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies.

For the years ended December 31, 2022, 2021 and 2020, $728 million, $554 million and $432 million, respectively, of option premium expense recorded in net investment income for equity options hedging indexed life insurance products was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

For the years ended December 31, 2022, 2021 and 2020, the Company recorded $36 million, $15 million and $1 million, respectively, in unrealized capital gain resulting from derivatives that no longer qualified for hedge accounting.

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company utilizes foreign currency interest rate swap agreements to convert fixed or floating foreign denominated liabilities to U.S. dollar fixed liabilities.

The Company also utilizes interest rate swaps to hedge against reinvestment risk embedded in products with long durations. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 40 years. The Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. The Company did not have cash flow hedges that have been discontinued.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company utilizes total return swaps, exchange-traded futures and equity put options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The equity put options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates. The Company utilizes total return swaps, exchange-traded equity futures and equity call options based upon market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index. These equity call option contracts involve the exchange of an upfront premium payment for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities.

Foreign currency interest rate swap agreements are used to convert foreign-denominated assets or liabilities to U.S. dollar assets or liabilities.

The average and ending fair value of derivatives not designated as hedging instruments are as follows:

	Average Fair Value Years Ended December 31,		Ending Fair Value as of December 31,
	2022	2021	2022		2021
			Asset	Liability	Asset	Liability
			(In Millions)
Equity call options	$184	$423	$103		$478
Equity total return swaps	1	1				$3
Equity futures	79	72	52		82
Foreign currency swaps	210	(8)	271	$18	86	52
Interest rate swaps	(228)	(86)	39	181	89	159
Equity put options		5			1
Total	$246	$407	$465	$199	$736	$214

The following table summarizes the surplus and net realized capital gains (losses) impact on derivative instruments not designated as hedging instruments

	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020
	Surplus			Net Realized Capital Gains (Losses)
			(In Millions)
Equity total return swaps	$2	($2)	$30			($8)
Equity futures	104	15	(45)	$233	($416)	(1,035)
Foreign currency swaps	94	25	(3)	128	69	(104)
Interest rate swaps	3	(165)	72	(1,100)	0	6
Equity call options	(336)	(36)	163	132	769	259
Equity put options		(1)	2		0	37
Total	($133)	($164)	$219	($607)	$422	($845)

For the years ended December 31, 2022, 2021 and 2020, net gains or (losses) from periodic net settlements and amortization recorded in net investment income were ($188) million, ($176) million and ($35) million, respectively.

For equity call options with deferred financing premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future settled premium commitments, equity call option fair value and equity call option fair value excluding impact of discounted future settled premiums (In Millions):

Years Ending December 31:	Premium Payments Due
2023	$774	(1)
2024	88
2025	34
2026	49
2027 and thereafter	122
Total undiscounted future settled premium commitments	$1,067

(1) Premium payments are expected to be made monthly, based upon current maturity date of derivative contracts.

Years Ending December 31:	Undiscounted Future Premium Commitments	Equity Call Option Fair Value	Equity Call Option Fair Value Excluding Impact of Discounted Future Settled Premiums
2022	$1,067	$774	$774
2021	791	1,480	1,480

DERIVATIVES DESIGNATED AS HEDGING UNDER SSAP NO. 108

The hedge strategy consists of variable annuity contracts guaranteed benefits, including related minimum benefit guarantees, that are sensitive to interest rate movement. The impact from changes in interest rates to the present value of cash flows as well as the value of the investments comprising the account value are assessed monthly against the percentage of the economic liability being hedged.

Interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives, such as treasury futures, interest rate swaps, interest rate swaptions or treasury caps/floors. The Company entered into this hedging relationship effective January 1, 2022 and no changes have been made to the hedging strategy since inception. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP No. 108 on a quarterly basis, both prospectively and retrospectively, and remains highly effective as of December 31, 2022.

The following table summarizes the scheduled amortization for the recognition of gains/losses and deferred assets and liabilities (In Millions):

Amortization Year	Deferred Assets	Deferred Liabilities
2023	$35
2024	35
2025	35
2026	35
2027 and thereafter	188
Total	$328	—

The following table presents the rollforward of future amortization and total deferred balance (In Millions):

Prior year total deferred balance	$—
Current year amortization	19
Current year deferred recognition	(347)
Ending deferred balance	$328

The following table presents the open derivative removed from SSAP No. 108 and captured in scope of SSAP No. 86 as of December 31, 2022 (In Millions):

Total derivative fair value change	($26)
Change in fair value reflected as a deferred asset/liability under SSAP No. 108	(24)
Unrealized gain/loss recognized for derivative under SSAP No. 86	($2)

The following table presents the open derivative removed from SSAP No. 86 and captured in scope of SSAP No. 108 as of December 31, 2022 (In Millions):

Total derivative fair value change	($271)
Unrealized gain/loss recognized prior to reclassification to SSAP No. 108	(43)
Fair value changes available for applicants under SSAP No. 108	($228)

The Company did not have any hedging strategies no longer identified as highly effective previously captured within the scope of SSAP No. 108. The Company did not elect to terminate the hedging strategy and/or discontinue the special accounting provisions permitted within SSAP No. 108.

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives. The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate. In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received. These master netting agreements include collateral arrangements with derivative counterparties, which require positions be marked to market and margined on a daily basis by the daily settlement of variation margin. The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies. If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2022 and 2021, the Company’s financial strength ratings were above the specified level.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received. The Company’s credit exposure for OTC derivatives as of December 31, 2022 was $5 million. The maximum exposure to any single counterparty was $3 million as of December 31, 2022. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2022, 2021 and 2020. The Company does not expect any counterparties to fail to meet their obligations given their investment- grade ratings.

6.	INCOME TAXES

The components of net admitted deferred tax assets are as follows:

	December 31, 2022			December 31, 2021
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)			(In Millions)
Gross deferred tax assets	$1,118	$106	$1,224	$1,106		$1,106
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	1,118	106	1,224	1,106		1,106
Deferred tax assets nonadmitted	435		435	124		124
Net admitted deferred tax asset	683	106	789	982		982
Deferred tax liabilities	132	323	455	229	$291	520
Net admitted deferred tax asset (net deferred tax liability)	$551	($217)	$334	$753	($291)	$462

	Change during 2022
	Ordinary	Capital	Total
	(In Millions)
Gross deferred tax assets	$12	$106	$118
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	12	106	118
Deferred tax assets nonadmitted	311		311
Net admitted deferred tax asset	(299)	106	(193)
Deferred tax liabilities	(97)	32	(65)
Net admitted deferred tax asset (net deferred tax liability)	($202)	$74	($128)

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2022			December 31, 2021
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Millions)			(In Millions)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	334		334	462		462
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	334		334	462		462
Adjusted gross deferred tax assets allowed per limitation threshold			1,703			1,633
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	132	$323	455	229	$291	520
Deferred tax assets admitted as the result of application of SSAP No. 101	$466	$323	$789	$691	$291	$982

	Change during 2022
	Ordinary	Capital	Total
	(In Millions)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	(128)		(128)
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(128)		(128)
Adjusted gross deferred tax assets allowed per limitation threshold			70
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	(97)	$32	(65)
Deferred tax assets admitted as the result of application of SSAP No. 101	($225)	$32	($193)

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows ($ In Millions):

	December 31,
	2022	2021
Ratio percentage used to determine recovery period and threshold limitation amount	973%	1,172%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$11,357	$10,886

The impacts of tax planning strategies as of December 31, 2022 and 2021 are as follows ($ In Millions):

	December 31, 2022
	Ordinary	Capital
Adjusted gross deferred tax assets	$1,118	$106
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$683	$106
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

	December 31, 2021
	Ordinary	Capital
Adjusted gross deferred tax assets	$1,106	$—
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$982	$—
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance as of December 31, 2022 and 2021.

The Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2022	2021	2020	2022-2021	2021-2020
	(In Millions)
Federal income tax expense (benefit)	$9	$210	($197)	($201)	$407
Federal income taxes on net capital gains (loss)	22	(7)	14	29	(21)
Other			(12)	—	12
Federal income tax expense (benefit)	$31	$203	($195)	($172)	$398

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows. There were no capital deferred tax assets as of December 31, 2021.

	December 31,
Deferred tax assets:	2022	2021	Change
Ordinary:		(In Millions)
Policyholder reserves	$486	$598	($112)
Deferred acquisition costs	501	428	73
Tax credit carryforward	34		34
Compensation and benefits accrual	72	66	6
Fixed assets	11		11
Policyholder dividend accruals	2	2
Other	12	12
Total	1,118	1,106	12
Statutory valuation allowance adjustment
Nonadmitted	435	124	311
Admitted ordinary deferred tax assets	683	982	(299)

Capital:
Investments	106		106
Admitted capital deferred tax assets	106	—	106

Admitted deferred tax assets	789	982	(193)

Deferred tax liabilities:
Ordinary:
Investments	126	144	(18)
Fixed assets		78	(78)
Other	6	7	(1)
Total deferred tax liabilities	132	229	(97)

Capital:
Investments	323	291	32
Total	323	291	32

Deferred tax liabilities	455	520	(65)

Net admitted deferred tax assets	$334	$462	($128)

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2022	2021	Change
	(In Millions)
Total deferred tax assets	$1,224	$1,106	$118
Total deferred tax liabilities	455	520	(65)
Net deferred tax asset	$769	$586	183
Tax effect of unrealized activities			55
Change in net deferred income tax			238
Solar energy tax credits not reflected in change in net deferred income tax			(34)
Change in net operating deferred income tax			$204

The CARES Act, enacted on March 27, 2020, contains certain income tax related provisions. One of the key provisions allows companies with net operating losses (NOL) originating in 2018, 2019 or 2020 to carry back those losses to the five preceding tax years and recover cash taxes paid in those years. The Company recorded a Federal income tax benefit for the expected carryback of 2020 NOL to the five preceding tax years from 2015 to 2019, some of which were at a higher statutory tax rate than the current year. The benefit was reflected in Federal income tax expense (benefit) in 2020, with additional adjustment in 2021 based on 2020 tax return as filed.

Federal income tax expense (benefit) is different from that which would be obtained by applying the statutory Federal income tax rate of 21% to income before income taxes. The significant items causing these differences are as follows:

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
Provision (benefit) computed at statutory rate	$11	$225	($51)
Tax impact from affiliates	19	41	(53)
Benefit of NOL carryback under CARES Act		(18)	(72)
Tax impact from surplus activities	(13)		61
Tax credits	(17)	(21)	(14)
Taxes allocated under tax sharing agreement	(23)	(24)	(29)
Dividend received deduction	(31)	(33)	(30)
Tax impact from derivative gains (losses) from surplus	(112)	(43)	54
Other	(7)	(12)	7
Total statutory income tax	($173)	$115	($127)

Federal income tax expense (benefit)	$31	$203	($195)
Change in net deferred income taxes	(204)	(88)	68
Total statutory income tax	($173)	$115	($127)

The Company has no low income housing and foreign tax credit carryforwards. The Company has a $34.0 million solar tax credit that originated in 2022 and will expire in 2042 The Company had no Alternative Minimum Tax credit carryforward. The Company had no adjustments of deferred tax assets (DTAs) and deferred tax liabilities (DTLs) for enacted changes in tax laws or a change in tax status. The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs. The Company had no deposits under Section 6603 of the Internal Revenue Code.

The following are estimated Federal income taxes in the current and prior years that will be available for recoupment in the event of future net losses (In Millions).

	Ordinary	Capital
2022 estimated
2021		$79
2020		27

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2022.

The Company’s policy is to recognize interest expense and penalties related to tax contingencies as a component of Federal and foreign income taxes. During the years ended December 31, 2022, 2021 and 2020, the Company paid an immaterial amount of interest and penalties to state tax authorities.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions. PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2018. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeal. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

7.	BORROWED MONEY

The Company maintains a $700 million commercial paper program. There was no commercial paper debt outstanding as of December 31, 2022 and 2021. In addition, the Company and Pacific LifeCorp maintain a $1.0 billion senior revolving credit facility available to both borrowers up to the full commitment amount with a maturity date of June 2026. This facility serves as a back-up line of credit to the commercial paper program. Interest is at variable rates. This facility had no debt outstanding as of December 31, 2022 and 2021. The revolving credit facility has certain debt covenants and the Company believes it was in compliance with those debt covenants as of December 31, 2022.

In 2022, the Company entered into uncommitted repurchase agreements with various financial institutions. See Note 3 for details on these agreements. There was no debt outstanding in connection with these agreements as of December 31, 2022.

The Company is a member of the Federal Home Loan Bank (FHLB of Topeka) of Topeka. The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements, debt covenant restrictions and insurance laws and regulations. The Company’s estimated maximum borrowing capacity (after taking into account required collateralization levels) was $3.5 billion and $1.5 billion as of December 31, 2022 and 2021, respectively. However, asset eligibility determination is subject to the FHLB’s discretion and to the availability of qualifying assets at the Company. During 2022, the Company received advances under short-term debt arrangements to provide for additional liquidity, which were accounted for as borrowed money under SSAP No. 15, Debt and Holding Company Obligations. There was no debt outstanding with the FHLB as of December 31, 2022 and 2021.

Through its membership, the Company has issued funding agreements to the FHLB in exchange for cash advances. The Company uses these funds in an investment spread strategy, consistent with its other investment spread business. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. The funding agreement liabilities are included in liability for deposit-type contracts.

The collateral pledged to the FHLB is as follows:

	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	December 31, 2022			December 31, 2021
General Accounts:	(In Millions)
Total collateral pledged	$4,747	$5,289	$1,342	$1,100	$1,081	$489
Maximum collateral pledged	4,758	5,299	1,556	1,108	1,087	489

The amount borrowed from FHLB as of December 31, 2022 and 2021 is as follows (In Millions):

	General Account	Funding Agreement Reserves Established	General Account	Funding Agreement Reserves Established
	December 31, 2022		December 31, 2021
Debt
Funding agreements	$1,342	$1,347	$489	$489
Total	$1,342	$1,347	$489	$489

The maximum borrowing from FHLB during the years ended December 31, 2022 and 2021 is as follows (In Millions):

	General Account
	Years Ended December 31,
	2022	2021
Debt	$887
Funding agreements	1,386	$489
Total	$2,273	$489

The Company’s debt borrowings from FHLB are not subject to prepayment obligations. The Company’s funding agreements with the FHLB are subject to prepayment obligations.

The Company is required to purchase stock in FHLB of Topeka each time it receives an advance. As of December 31, 2022 and 2021, the Company holds $62 million and $22 million, respectively, of FHLB of Topeka stock, which is recorded in common stocks. None of the membership stock is eligible for redemption.

8.	CAPITAL AND SURPLUS

The Company has 600,000 shares of common stock authorized, issued and outstanding with a par value of $50.00 per share. There is only one class of shares.

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws. These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on this limitation and 2022 statutory results, the Company could pay up to $1.1 billion in dividends in 2023 to Pacific LifeCorp, without prior approval by the NE DOI, subject to the notification requirement. Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

No dividends were paid during the years ended December 31, 2022 and 2020. During the year ended December 31, 2021, Pacific Life paid an ordinary dividend in the form of cash and bonds to Pacific LifeCorp of $450 million.

During the years ended December 31, 2022, 2021 and 2020, Pacific LifeCorp made a capital contribution to the Company of $700 million, zero and $650 million, respectively, that is reported in paid in surplus.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized gains, net, as of December 31, 2022 and 2021 was $590 million and $708 million, respectively.

SURPLUS NOTES

The carrying values of surplus notes are shown below:

	December 31,
	2022	2021
	(In Millions)
1993 Surplus Notes	$134	$134
2009 Surplus Notes	300	385
2013 Surplus Note	405	407
2017 Surplus Notes	749	749
Total surplus notes	$1,588	$1,675

1993 Surplus Notes:

In December 1993, the Company issued Contribution Certificates, also referred to as surplus notes (1993 Surplus Notes) in the principal amount of $150 million for net cash proceeds of approximately $147.4 million at an interest rate of 7.90% maturing in December 2023. Interest is payable semiannually on June 30 and December 30. Total interest and principal paid on a cumulative basis was $341 million and $16 million, respectively, as of December 31, 2022. Interest paid on the 1993 Surplus Notes amounted to $11 million for the years ended December 31, 2022, 2021 and 2020, and is included in net investment income. There was no principal paid during the years ended December 31, 2022, 2021 and 2020. The Company had entered into interest rate swaps converting these surplus notes to variable rate notes based upon the London Interbank Offered Rate (LIBOR). During the year ended December 31, 2011, the interest rate swaps were terminated. Deferred gains related to the termination of the interest rate swaps were recorded directly to surplus in other surplus adjustments and are amortized as a reduction of interest expense over the life of the surplus notes using the effective interest method. As of December 31, 2022, total unamortized gains were $5 million. Amortization totaled $5 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The 1993 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Merrill Lynch & Co., Goldman Sachs & Co., and J.P. Morgan Securities, Inc., and are administered by JPMorgan Chase Bank. The 1993 Surplus Notes may not be redeemed at the option of the Company or any holder of the 1993 Surplus Notes. The 1993 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Each payment of interest on and the repayment of principal of the 1993 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 1993 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time.

In October 2017, with the approval of the Director of the NE DOI, the Company pursuant to a tender offer repurchased and retired $16 million of the 1993 Surplus Notes. A tender offer premium payment of $4 million was recorded in interest expense and reported through net investment income. Partially offsetting the interest expense was $3 million from the amortization from surplus of deferred derivative gains which were recorded following the 2011 termination of interest rate swaps, and was also recorded through net investment income.

2009 Surplus Notes:

In June 2009, the Company issued $1 billion of surplus notes at a fixed interest rate of 9.25%, maturing in June 2039 (2009 Surplus Notes). Interest is payable semiannually on June 15 and December 15. Total interest and principal paid on a cumulative basis was and $1.0 billion and $700 million, respectively, as of December 31, 2022. Interest paid on the 2009 Surplus Notes amounted to $63 million, $36 million and $36 million for the years ended December 31, 2022, 2021 and 2020, respectively, and is included in net investment income. During the year ended December 31, 2022, $85 million of principal was paid. There was no principal paid during the years ended December 31, 2021 and 2020. The Company may redeem all or a portion of the 2009 Surplus Notes at its option, subject to the prior approval of the Director of the NE DOI for such optional redemption. The 2009 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Each payment of interest on and the repayment of principal of the 2009 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The Company had entered into interest rate swaps converting these surplus notes to variable rate notes based upon the LIBOR. During the year ended December 31, 2011, the interest rate swaps were terminated. Deferred gains related to the termination of the interest rate swaps were recorded directly to surplus in other surplus adjustments and are amortized as a reduction of interest expense over the life of the surplus notes using the effective interest method. As of December 31, 2022, total unamortized gains were $86 million. Amortization totaled $3 million for each of the years ended December 31, 2022, 2021 and 2020.

The 2009 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Goldman Sachs & Co., UBS Investment Bank and Wachovia Securities. U.S. Bank has been appointed as fiscal agent to act as registrar, principal paying agent and transfer agent with respect to the 2009 Surplus Notes. The 2009 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time.

In January 2013, with the approval of the Director of the NE DOI, the Company pursuant to a tender offer repurchased and retired $323 million of the 2009 Surplus Notes. A tender offer premium payment of $155 million was recorded in interest expense and reported through net investment income. Partially offsetting the interest expense was $112 million from the amortization from surplus of deferred derivative gains which were recorded following the 2011 termination of interest rate swaps, and was also recorded through net investment income.

In February 2016, with the approval of the Director of the NE DOI, the Company repurchased and retired an additional $56 million of principal of its 2009 Surplus Notes. A premium payment of $24 million was recorded in interest expense and reported through net investment income. Partially offsetting the interest expense was $18 million from the amortization from surplus of deferred derivative gains which were recorded following the 2011 termination of interest rate swaps, and was also recorded through net investment income.

In October 2017, with the approval of the Director of the NE DOI, the Company pursuant to a tender offer repurchased and retired $236 million of the 2009 Surplus Notes. A tender offer premium payment of $166 million was recorded in interest expense and reported through net investment income. Partially offsetting the interest expense was $74 million from the amortization from surplus of deferred derivative gains which were recorded following the 2011 termination of interest rate swaps, and was also recorded through net investment income.

In September 2022, with the approval of the Director of the NE DOI, the Company repurchased and retired $85 million of the 2009 Surplus Notes.

2013 Surplus Note:

Concurrent with the repurchase of 2009 Surplus Notes in January 2013 discussed above and, with the approval of the Director of the NE DOI, the Company issued a $500 million, 30-year surplus note to its parent, Pacific LifeCorp, at a fixed interest rate of 5.125%, with semi-annual interest payments due January 25 and July 25, maturing in January 2043 (2013 Surplus Note). Each payment of interest on and the repayment of principal of the 2013 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2013 Surplus Note is unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Total interest and principal paid on a cumulative basis was $220 million and $90 million, respectively, as of December 31, 2022. Interest paid on the 2013 Surplus Note amounted to $20 million, $21 million and $21 million for the years ended December 31, 2022, 2021 and 2020, respectively, and is included in net investment income. There was no principal paid during the years ended December 31, 2022, 2021 and 2020.

In October 2017, with the approval of the Director of the NE DOI, the Company repurchased and retired $90 million of the 2013 Surplus Note.

2017 Surplus Notes:

In October 2017, with the approval of the Director of the NE DOI, the Company issued $750 million of 4.3% surplus notes maturing in October 2067 (2017 Surplus Notes). The 2017 Surplus Notes accrue interest at a fixed rate of 4.3% through October 23, 2047, and thereafter until maturity at a floating rate equal to the three-month LIBOR for deposits in U.S. dollars plus 2.796%. The loan agreement contains fallback language in the event LIBOR becomes unavailable. Interest is payable semiannually on April 24 and October 24 until and including October of 2047, and thereafter quarterly on January 24, April 24, July 24 and October 24 of each year, commencing on January 24, 2048.

The 2017 Surplus Notes were issued pursuant to Rule 144A under the Securities Act of 1933, underwritten by Barclays, Citigroup, Credit Suisse, Wells Fargo Securities, and Goldman Sachs & Co. LLC. The Company may redeem all or a portion of the 2017 Surplus Notes at its option any time on or after October 2047 at the redemption price described under the terms of the 2017 Surplus Notes subject to the prior approval of the Director of the NE DOI for such optional redemption. Each payment of interest on and the repayment of principal of the 2017 Surplus Notes may be made only out of the Company’s surplus and with the prior approval of the Director of the NE DOI. The 2017 Surplus Notes are held by bank custodians for unaffiliated investors and may hold 10% or more of the outstanding notes at any time. The 2017 Surplus Notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of the Company. Total interest and principal paid on a cumulative basis was and $161 million and zero, respectively, as of December 31, 2022. Interest paid on the 2017 Surplus Notes amounted to $32 million for each of the years ended December 31, 2022, 2021 and 2020 and is included in net investment income. There was no principal paid during the years ended December 31, 2022, 2021 and 2020.

9.	REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks and provide additional capacity for growth. As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded in the statements of operations - statutory basis relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements. The amounts included in revenue adjustments on reinsurance ceded primarily represent ceded current and future policy benefits, net investment income and net realized capital gains (losses) less tax, related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2022, 2021 and 2020, premiums assumed were $1.2 billion, $2.5 billion and $0.9 billion, and premiums ceded were $2.6 billion, $1.8 billion and $1.2 billion, respectively. As of December 31, 2022 and 2021, reserve credits recorded on ceded reinsurance were $5.7 billion and $4.2 billion, respectively.

Amounts recoverable from reinsurers on paid losses, included in other assets, were $194 million and $356 million as of December 31, 2022 and 2021, respectively. Reinsurance recoveries for unpaid losses, included in other liabilities, totaled $387 million and $355 million as of December 31, 2022 and 2021, respectively.

The Company has assumed and ceded reinsurance contracts in place with a reinsurer whose financial stability has deteriorated. In March 2019, the reinsurer’s domiciliary state regulator issued a rehabilitation and injunction order, in which the regulator shall conduct and continue business of the reinsurer. The Company recorded an immaterial impairment in the year 2020 and 2021, and the Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company’s financial statements - statutory basis as of December 31, 2022.

As part of a strategic alliance, the Company reinsures risks associated with policies written by an independent producer group primarily through modified coinsurance arrangements with this producer group’s reinsurance company. Premiums ceded to this producer group amounted to $423 million, $371 million and $274 million for the years ended December 31, 2022, 2021 and 2020, respectively. Direct premiums written or produced by this producer group amounted to $319 million, $146 million and $90 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $2.7 billion and $2.5 billion as of December 31, 2022 and 2021, respectively. The amount of reinsurance credits taken for an amended existing agreement, which included policies or contracts that were in force or which had existing reserves established by the Company, was zero as of December 31, 2022.

CEDED AFFILIATED REINSURANCE

The Company cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets and third-party excess of loss reinsurance agreement or note facilities. As of December 31, 2022, the Company’s total statutory reserve credit was $3.4 billion, which was partially supported by third-party excess of loss reinsurance agreement and note facilities. As of December 31, 2021, the Company’s total statutory reserve credit was $3.1 billion, which was partially supported by third-party excess of loss reinsurance agreement and note facilities.

The Company utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Polices” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s universal life products with flexible duration no lapse guarantee rider (FDNLGR) benefits. PAR Vermont and PBRC are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department). PAR Vermont and PBRC are wholly-owned subsidiaries of the Company and accredited authorized reinsurers in Nebraska. The Company cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC. Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at the Company.

The Company has reinsurance agreements with RGBM, a wholly-owned, indirect subsidiary of Pacific LifeCorp domiciled in Bermuda, through which the Company retrocedes statutory reserves for a majority of the underlying Yearly Renewable Term (YRT) treaties on a 100% coinsurance with funds withheld basis to RGBM. On July 16, 2021, the reinsurance agreement with RGBM was modified from a 100% coinsurance with funds withheld to a 100% coinsurance agreement.

The Company has assumed reinsurance agreements with affiliated reinsurer PLRL through which the Company provides two longevity reinsurance solutions associated with individual annuities and pension schemes. Reserves assumed through this agreement totaled $2.1 billion as of December 31, 2022.

The Company executed a single reinsurance agreement subject to the requirements of NAIC Actuarial Guideline 48. The reinsurance agreement with PBRC was effective January 1, 2015 and covers certain level term insurance policies and the FDNLGR benefits on certain covered policies issued from January 1, 2015 through December 31, 2019. For this reinsurance agreement, funds consisting of certain defined assets (Primary Security) in an amount at least equal to the minimum amount required of Primary Security are held by the Company as security under the reinsurance agreement on a funds withheld basis. Funds consisting of other security in an amount at least equal to the portion of the statutory reserves, as to which Primary Security is not held, are held in a trust on behalf of the Company as security under the reinsurance agreement. As of December 31, 2022 and 2021, the Company did not have any non-zero Primary Security Shortfalls.

The Company has policies issued that have been reinsured by Union Hamilton Reinsurance, Ltd., which is chartered in a country other than the U.S. that is owned in excess of 10% by a person not primarily engaged in the insurance business. Union Hamilton Reinsurance, Ltd., a Bermuda based subsidiary, which is wholly-owned by Wells Fargo & Company, provides a broad range of retail banking and brokerage, asset and wealth management, and corporate and investment banking products and services.

10.	EMPLOYEE BENEFIT PLANS

The Company maintains a Supplemental Executive Retirement Plan (SERP) for certain eligible employees. The SERP is a non- qualified defined benefit plan. As of December 31, 2022 and 2021, the benefit obligation and total liability recognized were $80 million and $81 million, respectively. The accrued benefit costs were $62 million and $59 million and the liability for pension benefits were $18 million and $22 million as of December 31, 2022 and 2021, respectively. The fair value of plan assets as of December 31, 2022 and 2021 was zero.

POSTRETIREMENT BENEFITS

The Company provides a postretirement health care reimbursement plan (the Plan) that provides benefits for eligible retirees and their dependents. As of December 31, 2022 and 2021, the benefit obligation and total liability recognized were $4 million and $6 million, respectively. The accrued benefit costs were $6 million and $6 million and the liability for pension benefits were ($2) million and zero as of December 31, 2022 and 2021, respectively. The fair value of the plan assets as of December 31, 2022 and 2021 was zero. The Company reserves the right to modify or terminate the Plan at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

The following is a summary of pension and postretirement benefits as of December 31, 2022 and 2021:

	Pension Benefit		Postretirement Benefits
	December 31,		December 31,
	2022	2021	2022	2021
	(In Millions)
Change in benefit obligation - underfunded:
Benefit obligation, beginning of year	$81	$78	$6	$7
Service cost	5	4
Interest cost	2	2
Actuarial gains and losses	(3)	5	(3)	(1)
Benefits paid	(5)	(2)
Business combinations, divestitures, settlements and special termination benefits		(6)
Benefit obligation, end of year	$80	$81	$3	$6

	Pension Benefit			Postretirement Benefits
	Years Ended December 31,			Years Ended December 31,
	2022	2021	2020	2022	2021	2020
	(In Millions)
Components of net periodic benefit cost:
Service cost	$5	$4	$4
Interest cost	2	2	2
Gains and losses	1	1	2
Prior service cost or credit
Gain or loss recognized due to a settlement or curtailment		2
Total net periodic benefit cost	$8	$9	$8	$—	$—	$—

	Pension Benefit		Postretirement Benefits
	December 31,		December 31,
	2022	2021	2022	2021
	(In Millions)
Amounts in unassigned fund (surplus) recognized as components of net periodic benefit costs:
Items not yet recognized as a component of net periodic cost - prior year	$22	$20		$1
Net prior service cost or credit recognized or arising during the period	(1)
Net gain or loss arising during the period	(2)	5	($2)	(1)
Net gain or loss recognized	(1)	(3)
Items not yet recognized as a component of net periodic cost - current year	$18	$22	($2)	$—

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net prior service cost	$1	$1
Net recognized gains or losses	$17	$21	($2)	$—

Weighted average assumptions are as follows:

	Pension Benefit			Postretirement Benefits
	Years Ended December 31,			Years Ended December 31,
Net Periodic Benefit Costs:	2022	2021	2020	2022	2021	2020
Weighted average discount rate	2.55%	2.05%	2.90%	2.60%	2.25%	3.05%
Interest crediting rates /Pre-1994 RRA subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	2.75%	2.40%	3.10%	3.50%	3.50%	5.00%

	December 31,			December 31,
	2022	2021		2022	2021
Projected Benefit Obligations:
Weighted average discount rate	5.30%	2.55%		5.30%	2.60%
Interest crediting rates/Pre-1994 RRA subsidy increase (for cash balance plan and other plans with promised interest crediting rates)	5.00%	2.75%		3.50%	3.50%

The Company does not have any regulatory contribution requirements for 2022. The Company expects to contribute $7 million in 2023 for the pension plans and $1 million for the postretirement plans. The following estimated future payments, which reflect expected future service, as appropriate, are expected to be paid for the years ending December 31 (In Millions):

2023	2024	2025	2026	2027	2028 through 2032
$7	$8	$9	$9	$9	$45	2023

RETIREMENT INCENTIVE SAVINGS PLAN

The Company provides a Retirement Incentive Savings Plan (RISP) covering all eligible employees. The Company’s RISP matches 75% of each employee’s contribution, up to a maximum of 6% of eligible employee compensation. The Company’s match plus other contributions made by the Company to the RISP amounted to $47 million, $41 million and $44 million for the years ended December 31, 2022, 2021 and 2020, respectively.

OTHER PLANS

The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined quarterly. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts. As of December 31, 2022 and 2021, the deferred amounts were $145 million and $137 million, respectively. The plan was credited $9 million, $6 million and $7 million for the years ended December 31, 2022, 2021 and 2020, respectively.

11.	RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS AND CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

For whole life and term life policies with flat extra premium, the reserve consists of the regular standard reserve plus 50% of such extra premium. For whole life policies with a substandard rating, the reserve consists of the regular standard reserve plus an extra reserve based on an appropriate multiple of the valuation mortality table. For other policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2022 and 2021, the Company had $18.0 billion and $20.3 billion, respectively, of insurance in force for which gross premiums are less than the net premiums according to the valuation standard set by the State of Nebraska.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

The components for other reserve changes are as follows:

	Ordinary		Group		Ordinary		Group
	Life Insurance	Individual Annuities	Annuities	Total	Life Insurance	Individual Annuities	Annuities	Total
	December 31,
	2022				2021
	(In Millions)
Includes the change of separate account fair value, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves, change in CRVM expense allowances and changes in additional actuarial reserves for AGXXXVIII	$270	($27)	($166)	$77	$334	($3)		$331

As of December 31, 2022 and 2021, there were $15 million and $16 million, respectively, in aggregate reserves for accident and health contracts. There were no significant changes in methodology or assumptions of the reserves during the years ended December 31, 2022, 2021 and 2020.

12.	ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities, group annuities and deposit-type contracts:

Individual Annuities:	December 31, 2022
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$15,802		$15,802	20%
At book value less current surrender charge of 5% or more (1)	1,510		1,510	2%
At fair value		$43,884	43,884	56%
Total with market value adjustment or at fair value	17,312	43,884	61,196	78%
At book value without adjustment	10,582		10,582	13%
Not subject to discretionary withdrawal	6,856	2	6,858	9%
Total (gross: direct + assumed)	34,750	43,886	78,636	100%
Reinsurance ceded	1,572		1,572
Total (net)	$33,178	$43,886	$77,064

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$787		$787

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

Group Annuities:	December 31, 2022
	General Account	Separate Account With Guarantees	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$1		$1
Not subject to discretionary withdrawal	7,483	$4,364	11,847	100%
Total (gross: direct + assumed)	7,484	4,364	11,848	100%
Reinsurance ceded
Total (net)	$7,484	$4,364	$11,848

Deposit-type Contracts:	December 31, 2022
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$129		$129	1%
At fair value		$5	5
Total with market value adjustment or at fair value	129	5	134	1%
At book value without adjustment	3,588		3,588	19%
Not subject to discretionary withdrawal	14,868		14,868	80%
Total (gross: direct + assumed)	18,585	5	18,590	100%
Reinsurance ceded
Total (net)	$18,585	$5	$18,590

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2022
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$15,932			$15,932	15%
At book value less current surrender charge of 5% or more (1)	1,510			1,510	1%
At fair value			$43,889	43,889	40%
Total with market value adjustment or at fair value	17,442		43,889	61,331	56%
At book value without adjustment	14,170			14,170	13%
Not subject to discretionary withdrawal	29,207	$4,364	2	33,573	31%
Total (gross: direct + assumed)	60,819	4,364	43,891	109,074	100%
Reinsurance ceded	1,572			1,572
Total (net)	$59,247	$4,364	$43,891	$107,502

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2021
	General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
	($ In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$15,349			$15,349	14%
At book value less current surrender charge of 5% or more (1)	2,333			2,333	2%
At fair value			$55,421	55,421	52%
Total with market value adjustment or at fair value	17,682		55,421	73,103	68%
At book value without adjustment	8,901			8,901	8%
Not subject to discretionary withdrawal	23,106	$2,798	2	25,906	24%
Total (gross: direct + assumed)	49,689	2,798	55,423	107,910	100%
Reinsurance ceded	342			342
Total (net)	$49,347	$2,798	$55,423	$107,568

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company’s Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the NE DOI, and are provided to reconcile annuity reserves and deposit- type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2022	2021
	(In Millions)
Annual Statement:
Annuities	$40,659	$38,146
Supplementary contracts with life contingencies	3	3
Deposit-type contracts and funding agreements	18,585	11,198
Subtotal	59,247	49,347

Separate Accounts Annual Statement:
Annuities	48,251	58,216
Other contract deposit funds	4	5
Subtotal	48,255	58,221

Combined total	$107,502	$107,568

13.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves as of December 31, 2022 and 2021:

December 31, 2022	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,758	$3,242	$3,327
Universal life with secondary guarantees	5,548	5,516	8,418
Indexed universal life	71	42	46
Indexed universal life with secondary guarantees	14,376	13,675	14,214
Other permanent cash value life insurance	9,932	10,693	11,034
Variable universal life	3,752	3,728	3,858	$9,815	$9,678	$9,671
Miscellaneous reserves	2	2	7

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			1,116
Disability - active lives (1)			10
Disability - disabled lives			14
Miscellaneous reserves			879
Total (direct + assumed)	36,439	36,898	42,923	9,815	9,678	9,671
Reinsurance ceded			4,140
Total (net)	$36,439	$36,898	$38,783	$9,815	$9,678	$9,671

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

December 31, 2021	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

	(In Millions)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life	$2,803	$3,288	$3,363
Universal life with secondary guarantees	5,541	5,511	8,241
Indexed universal life	4	4	4
Indexed universal life with secondary guarantees	13,813	12,222	13,495
Other permanent cash value life insurance	9,976	10,697	11,023
Variable universal life	3,707	3,672	3,775	$11,469	$11,354	$11,348
Miscellaneous reserves	2	2	7

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			956
Disability - active lives (1)			7
Disability - disabled lives			13
Miscellaneous reserves			874
Total (direct + assumed)	35,846	35,396	41,758	11,469	11,354	11,348
Reinsurance ceded			3,894
Total (net)	$35,846	$35,396	$37,864	$11,469	$11,354	$11,348

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health and separate accounts annual statements.

	December 31,
	2022	2021
Annual Statement:	(In Millions)
Life insurance section	$37,723	$36,896
Disability - active lives section	624	585
Disability - disabled lives section	10	10
Miscellaneous reserves section	426	373
Subtotal	38,783	37,864

Separate Accounts Annual Statement:
Life insurance section	9,671	11,348
Combined total	$48,454	$49,212

14.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2022		December 31, 2021
	Gross	Net of Loading	Gross	Net of Loading
		(In Millions)
Ordinary new business	$2	($17)	($8)	($25)
Ordinary renewal	171	168	131	129
Group annuity	42	42	52	52
Total	$215	$193	$175	$156

15.	ELECTRONIC DATA PROCESSING EQUIPMENT AND SOFTWARE

Electronic data processing (EDP) equipment and non-operating software are carried at cost less accumulated depreciation and are included in other assets. The net amount of all non-operating software is nonadmitted. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life or three years for EDP equipment and five years for non- operating software. Costs incurred for the development of internal use non-operating software are capitalized and amortized using the straight-line method over the lesser of the estimated useful life or five years. Depreciation expense related to EDP equipment and non-operating software amounted to $24 million, $22 million and $23 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Net admitted EDP equipment and non-operating software consist of the following:

	December 31,
	2022	2021
	(In Millions)
EDP equipment	$38	$42
Non-operating system software	298	278
Total	336	320
Accumulated depreciation	231	226
Net	105	94
Nonadmitted	94	89
Net admitted	$11	$5

16.	SEPARATE ACCOUNTS

The Company utilizes Separate Accounts to record and account for assets and liabilities related to variable annuities, variable universal life and group annuities. The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risk associated with market value changes are generally borne by the contract holders, except to the extent of the minimum guarantees made by the Company with respect to certain Separate Accounts.

In accordance with the products recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

As of December 31, 2022 and 2021, the Company’s Separate Accounts Annual Statement included legally insulated assets of $58.6 billion and $70.4 billion, respectively. The assets legally insulated and not legally insulated from the general account as of December 31, 2022 are attributed to the following products (In Millions):

Product	Separate Account Assets Legally Insulated	Separate Account Assets Not Legally Insulated
Variable annuities	$44,764
Variable universal life	9,820
Group annuities	4,052
Total	$58,636	$—

In accordance with the products recorded within the Separate Account, some separate account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk taken, the Separate Account paid risk charges as follows for the years ended December 31, 2022, 2021, 2020, 2019, and 2018 of $352 million, $347 million, $300 million, $293 million, and $303 million, respectively.

For the years ended December 31, 2022, 2021 and 2020, the General Account of the Company had paid $35 million, $10 million and $15 million, respectively, toward the Separate Account guarantees.

The Company does not engage in securities lending transactions within the Separate Account.

The Company has Separate Accounts with guarantees comprised of the group annuities business where the General Account guarantees annuity payments if the Separate Accounts is unable to do so. Assets of the group annuities business are carried at amortized cost and the Company establishes an AVR as required. The Company’s Separate Accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

For the assets not measured at fair value, the following table shows the comparison of the amortized cost to the fair value and the unrealized gain (loss) that would have been recorded if the assets had been reported at fair value (In Millions):

December 31, 2022			December 31, 2021
Assets Held At Amortized Cost	Fair Value	Unrecorded Unrealized Gain (Loss)	Assets Held At Amortized Cost	Fair Value	Unrecorded Unrealized Gain (Loss)
(In Millions)
$4,052	$3,428	($624)	$2,670	$2,687	$17

Information regarding the separate accounts is as follows:

	Separate Accounts with Guarantees				Separate Accounts with Guarantees
	Nonindexed Guarantee				Nonindexed Guarantee
	4% or Less	More than 4%	Without Guarantees	Total	4% or Less	More than 4%	Without Guarantees	Total
	Years Ended December 31,
	2022				2021
	(In Millions)
Premiums, considerations or deposits	$632	$885	$3,991	$5,508	$1,156		$5,783	$6,939

	December 31,
	2022				2021
Reserves for accounts with assets at:	(In Millions)
Fair value			$53,562	$53,562		$66,770	$66,770
Amortized cost	$3,394	$970		4,364	$2,798		2,798
Total reserves	$3,394	$970	$53,562	$57,926	$2,798	$66,770	$69,568

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value			$53,560	$53,560		$66,768	$66,768
Not subject to discretionary withdrawal	$3,394	$970	2	4,366	$2,798	2	2,800
Total	$3,394	$970	$53,562	$57,926	$2,798	$66,770	$69,568

	Years Ended December 31,
	2022	2021	2020
	(In Millions)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$5,507	$6,937	$5,337
Transfers from separate accounts	5,307	6,593	5,432
Net transfers from separate accounts	200	344	(95)
Reconciling adjustments:
Net lag loss for annuities in general account only	(1)	(1)
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	$199	$343	($95)

17.	COMMITMENTS AND CONTINGENCIES

As of December 31, 2022, the Company had $230 million of outstanding mortgage loan commitments in the General Account which were primarily advances available for construction loans. Construction loan advances are made during the term of the construction loan as the borrower meets certain loan advance requirements.

As of December 31, 2022, the Company had $5.3 billion of commitments to fund investments in SCA entities, joint ventures, partnerships and limited liability companies.

As of December 31, 2022, the Company had $823 million and zero of outstanding contractual obligations to acquire private placement securities for the General Account and Separate Account, respectively.

The Company has an agreement with PL&A to lend up to $100 million at a variable interest rate. The Company also has an intercompany uncommitted revolving credit facility with affiliates to lend or borrow funds. Under the agreement, the Company can lend or borrow up to 3% of the Company’s admitted assets to certain affiliates as of the preceding December 31. The aggregate total borrowing of all outstanding loans is limited to $1.0 billion including any outstanding loans under other affiliate lending agreements. There were no borrowings outstanding under the facility as of December 31, 2022 and 2021.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required.

In connection with the operations of PSD, the Company has made a commitment to provide for additional capital funding as may be required. The Company made capital contributions to PSD of $19 million, $19 million and $15 million for the years ended December 31, 2022, 2021 and 2020, respectively. In connection with the operations of PLFA, the Company and PL&A are obligated to contribute additional capital funding as may be required according to their respective membership percentages. There were no capital contributions to PLFA for the years ended December 31, 2022, 2021 and 2020.

The Company has operating leases for office space and equipment of its primary operating centers in Newport Beach, California, Omaha, Nebraska and for its various field offices, which in most, but not all cases, are noncancelable. Rental expense, which is included in operating expenses, in connection with these leases was $12 million, $12 million and $10 million for the years ended December 31, 2022, 2021 and 2020, respectively. Aggregate minimum future commitments are as follows (In Millions):

Year Ending December 31:
2023	$11
2024	12
2025	11
2026	7
2027 and thereafter	12
Total	$53

Certain rental commitments have renewal options extending through the year 2028. Some of these renewals are subject to adjustments in future periods.

The Company entered into agreements with Pacific Life Re Limited (PLRL), Pacific Life Re (Australia) Pty Limited (PLRA), RIBM and Pacific Life Re Global Limited (RGBM), all such entities being wholly-owned indirect subsidiaries of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRL, PLRA, RIBM and RGBM, respectively. The guarantees for PLRL, PLRA and RIBM are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by PLRL, PLRA or RIBM and Pacific LifeCorp. PLRL, PLRA, RIBM and RGBM each pay the Company a fee for their respective guarantees. Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse impact on the Company’s financial statements - statutory basis.

The Company’s guarantee to provide funds on Pacific LifeCorp’s behalf of up to 165 million pounds sterling to PLRL in the event of nonperformance of a contingent capital commitment between Pacific LifeCorp and PLRL was terminated on January 1, 2022.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages. Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s financial statements - statutory basis. The Company believes adequate provision has been made in its financial statements - statutory basis for all probable and reasonably estimable losses for litigation claims against the Company.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD). Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project. In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action. Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated. The Company has not historically made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, the Company may record a contingent reserve for such matters. Management believes that judgments, if any, against the Company related to such matters are not likely to have a material adverse effect on the Company’s financial statements - statutory basis.

The Company issues synthetic guaranteed interest contracts to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans and 529 plans. The plan uses the contract in its stable value fixed income option. The Company receives a fee for providing book value accounting for the plan’s stable value fixed income option. In the event that plan participant elections exceed the fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the fair value of the assets, then the Company is required to pay the plan the difference between book value and fair value. The Company mitigates the investment risk through pre-approval and compliance monitoring of the investment guidelines, and contractual provisions including the credited rate reset formula that reflects the actual investment and cash flow experience of the underlying plan.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2022 and 2021, the estimated liability was $2.1 million and $1.5 million, respectively. As of December 31, 2022 and 2021, the related premium tax receivable was $1.6 million and $1.3 million, respectively. These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

See Note 9 for discussion of other contingencies related to reinsurance.

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  S E L E C T E D  F I N A N C I A L  D A T A

A S  O F  A N D  F O R  T H E  Y E A R  E N D E D  D E C E M B E R 3 1 ,  2 0 2 2

(In Millions)

Investment Income Earned
U.S. Government bonds	$26
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	2,797
Bonds of affiliates
Preferred stocks (unaffiliated)
Preferred stocks of affiliates
Common stocks (unaffiliated)	3
Common stocks of affiliates	3
Mortgage loans	864
Real estate	43
Contract loans	352
Cash, cash equivalents and short-term investments	15
Derivative instruments	(916)
Other invested assets	470
Aggregate write-ins for investment income	13
Gross Investment Income	$3,670

Real Estate Owned - Book Value Less Encumbrances	$153

Mortgage Loans - Book Value:
Farm mortgages	$995
Residential mortgages	236
Commercial mortgages	17,690
Mezzanine	107
Total Mortgage Loans	$19,028

Mortgage Loans By Standing - Book Value:
Good standing	$18,995
Good standing with restructured terms	$18
Interest overdue more than 90 days, not in foreclosure	$15
Foreclosure in process

Other Long-Term Assets - Carrying Value	$9,270
Bonds and Stocks of Parents, Subsidiaries and Affiliates - Carrying Value:
Bonds	$4
Preferred stocks
Common stocks	$1,018

Bonds and Short-Term Investments by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$3,524
Over 1 year through 5 years	25,701
Over 5 years through 10 years	23,039
Over 10 years through 20 years	9,318
Over 20 years	12,296
No maturity date
Total by Maturity	$73,878

Bonds by NAIC Designation - Statement Value:
NAIC 1	$31,539
NAIC 2	38,017
NAIC 3	3,478
NAIC 4	734
NAIC 5	84
NAIC 6	26
Total by NAIC Designation	$73,878

Total Bonds Publicly Traded	$34,335
Total Bonds Privately Traded	$39,543
Preferred Stocks - Statement Value	$4
Common Stocks - Unaffiliated - Fair Value	$65
Common Stocks - Affiliated - Fair Value	$130
Common Stocks - Subsidiaries - Statement Value	$888
Short-term Investments - Carrying Value	$33
Options, Caps & Floors Owned - Statement Value	$878
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	($715)
Futures Contracts Open - Current Value	$52
Cash Equivalents	$665
Cash on Deposit	$190

Life Insurance In Force:
Industrial
Ordinary	$570,512
Credit Life
Group Life	$14

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$48

Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$15,598
Credit Life

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit	$18
Income Payable	$1
Ordinary - Involving Life Contingencies
Income Payable
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$1,016
Deferred - Fully Paid Account Balance	$25,920
Deferred - Not Fully Paid - Account Balance	$75

Group
Amount of Income Payable	$920
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Other	$2
Group
Credit

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$18,543
Dividend Accumulations - Account Balance	$24

Claim Payments 2022:
Group Accident and Health - Year Ended December 31, 2022
2022
2021
2020
2019
2018
Prior

Other Accident and Health
2022	$3
2021
2020
2019
2018
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves
2022
2021
2020
2019
2018
Prior

Pacific Life Insurance Company

S U P P L E M E N T A L  S U M M A R Y  I N V E S T M E N T  S C H E D U L E

D E C E M B E R 3 1 ,  2 0 2 2

($ In Millions)

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total	Percentage
Long-term bonds:
U.S. Governments	$813	0.695%	$813		$813	0.698%
All other governments	638	0.545%	638		638	0.548%
U.S. states, territories and possessions, etc. guaranteed	102	0.088%	102		102	0.088%
U.S. political subdivisions of states, territories, and possessions, guaranteed	221	0.189%	221		221	0.190%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	2,344	2.004%	2,344		2,344	2.013%
Industrial and miscellaneous	67,915	58.056%	67,915		67,915	58.310%
Hybrid securities	33	0.028%	33		33	0.028%
Parent, subsidiaries and affiliates	4	0.003%	4		4	0.003%
Unaffiliated bank loans	1,775	1.516%	1,775		1,775	1.523%
Total long-term bonds	73,845	63.124%	73,845	—	73,845	63.401%

Preferred stocks:
Industrial and miscellaneous (unaffiliated)	4	0.003%	4		4	0.003%
Total preferred stocks	4	0.003%	4	—	4	0.003%

Common stocks:
Industrial and miscellaneous other (unaffiliated)	65	0.055%	65		65	0.055%
Parent, subsidiaries and affiliates publicly traded	128	0.109%	128		128	0.110%
Parent, subsidiaries and affiliates other	890	0.761%	476		476	0.409%
Total common stocks	1,083	0.925%	669	—	669	0.574%

(Continued)

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

	Gross Investment Holdings *		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total	Percentage
Mortgage loans:
Farm mortgages	$995	0.851%	$995		$995	0.855%
Residential mortgages	236	0.201%	236		236	0.202%
Commercial mortgages	17,690	15.122%	17,690		17,690	15.188%
Mezzanine real estate loans	107	0.092%	107		107	0.092%
Total mortgage loans	19,028	16.266%	19,028	—	19,028	16.337%

Real estate:
Properties occupied by company	140	0.120%	140		140	0.120%
Properties held for production of income	13	0.011%	13		13	0.011%
Total real estate	153	0.131%	153	—	153	0.131%

Cash, cash equivalents, and short-term
investments:
Cash	190	0.162%	190		190	0.163%
Cash equivalents	665	0.569%	665	2,828	3,493	2.999%
Short-term investments	33	0.028%	33		33	0.028%
Total cash, cash equivalents, and short-term investments	888	0.759%	888	2,828	3,716	3.190%

Contract loans	7,597	6.495%	7,597		7,597	6.523%
Derivatives	1,434	1.226%	1,434		1,434	1.231%
Receivables for securities	76	0.063%	76		76	0.064%
Securities lending	2,828	2.417%	2,828
Other invested assets	10,050	8.591%	9,950		9,950	8.546%
Total invested assets	$116,983	100.000%	$116,472	$2,828	$116,472	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  I N V E S T M E N T  R I S K  I N T E R R O G A T O R I E S
D E C E M B E R  3 1 , 2 0 2 2

The Company’s total admitted assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) was $120.2 billion as of December 31, 2022.

1.	The 10 largest exposures to a single issuer/borrower/investment as of December 31, 2022, are as follows:

		Percentage of Total
	(In Millions)	Admitted Assets
Commercial loan (Mortgage Loan)	$622	0.5%
Commercial loan (Mortgage Loan)	584	0.5%
Commercial loan (Mortgage Loan)	560	0.5%
Commercial loan (Mortgage Loan)	550	0.5%
Commercial loan (Mortgage Loan)	481	0.4%
Pacific Life & Annuity Company (Common Stock) (Subsidiary)	474	0.4%
Commercial loan (Mortgage Loan)	440	0.4%
Commercial loan (Mortgage Loan)	440	0.4%
Commercial loan (Mortgage Loan)	434	0.4%
Commercial loan (Mortgage Loan)	407	0.3%

2.	The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation as of December 31, 2022, are as follows:

	(In Millions)	Percentage of Total Admitted Assets		(In Millions)	Percentage of Total Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$31,539	26.2%	NAIC 1
NAIC 2	38,017	31.6%	NAIC 2
NAIC 3	3,478	2.9%	NAIC 3
NAIC 4	734	0.6%	NAIC 4
NAIC 5	84	0.1%	NAIC 5
NAIC 6	26	0.0%	NAIC 6	4	0.0%

3.	Assets held in foreign investments as of December 31, 2022, totaled $19,231 million, which represents 16.0% of Total Admitted Assets.

a.	The aggregate foreign investment exposure, categorized by NAIC sovereign designation as of December 31, 2022, is as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$17,178	14.3%
Countries designated NAIC 2	1,453	1.2%
Countries designated NAIC 3 or below	600	0.5%

b.	The largest foreign investment exposures in a single country, categorized by the country’s NAIC sovereign designation as of December 31, 2022, are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1
Country: United Kingdom (Great Britain)	$3,772	3.1%
Country: Cayman Islands	3,397	2.8%
Countries designated NAIC 2
Country: Mexico	432	0.4%
Country: India	278	0.2%
Countries designated NAIC 3 or below
Country: Colombia	171	0.1%
Country: Brazil	80	0.1%

c.	The aggregate unhedged foreign currency exposure as of December 31, 2022, totaled $225 million, which represents 0.2% of Total Admitted Assets.

d.	The aggregate unhedged foreign currency exposure categorized by country’s NAIC sovereign designation as of December 31, 2022 is as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$225	0.2%

e.	The largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation as of December 31, 2022 are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Countries designated NAIC 1 Country: Switzerland	$76	0.1%
Country: United Kingdom (Great Britain)	74	0.1%

f.	The 10 largest non-sovereign (i.e., non-governmental) foreign issues as of December 31, 2022 are as follows:

NAIC Designation	Issuer	(In Millions)	Percentage of Total Admitted Assets
1.D FE/1.G FE/2.A FE/2.C FE	BNP Paribas	$291	0.2%
2.A FE	Anheuser-Busch Companies Inc	236	0.2%
1.E FE/2.A FE/2.B FE	Groupe BPCE	204	0.2%
1.F PL	SVF II Finco LP	178	0.1%
1.F FE/2.B FE	Barclays Bank PLC	177	0.1%
1.D FE/1.G FE	UBS A.G.	175	0.1%
2.B FE/2.C FE	Societe Generale	170	0.1%
1.D FE/1.G FE/2.A FE	Credit Agricole SA/London	165	0.1%
1.E FE/1.G FE/2.A FE	Lloyds TSB Bank Group PLC	150	0.1%
1.E FE/1.G FE/2.A FE/2.B FE	Sumitomo Mitsui Banking	143	0.1%

4.	The aggregate amount and percentage of Total Admitted Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of Total Admitted Assets as of December 31, 2022.

5.	The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets as of December 31, 2022.

6.	The amounts and percentages of Total Admitted Assets held in the largest 10 equity interests as of December 31, 2022 are as follows:

Issuer	(In Millions)	Percentage of Total Admitted Assets
Pacific Asset Holding LLC	$3,575	3.0%
Pacific Life & Annuity Company	474	0.4%
Pacific Private Equity Opportunities Fund III, L.P.	358	0.3%
Pacific Private Equity Opportunities Fund IV, L.P.	294	0.2%
Pacific Private Credit Fund IV, L.P.	166	0.1%
Pacific Co-Invest Opportunities Fund I, L.P.	145	0.1%
Pacific Private Equity Opportunities Fund II, L.P.	128	0.1%
Pacific Private Credit Fund III, L.P.	115	0.1%
Pacific Private Equity Fund I	106	0.1%
Pacific Private Credit Fund V, L.P.	100	0.1%

7.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets as of December 31, 2022.

a.	Ten largest fund managers as of December 31, 2022 are as follows:

	Total Invested	Diversified
Fund Manager	(In Millions)
Strategic Partners	$144	$144
CRSEF Lux GP. S.A.R.L.	67	67
Montana Capital Partners AG	62	62
ManuLife Investment Management	60	60
Tiger Global PIP Management XV, Ltd.	57	57
Stepstone Group	57	57
Industry Ventures	51	51
Glendower Capital LLP	50	50
Ardian	50	50
Digital Colony II GP, LLC	45	45

8.	Assets held in general partnership interests are less than 2.5% of Total Admitted Assets as of December 31, 2022.

9.	The amounts and percentages of Total Admitted Assets held in mortgage loans as of December 31, 2022 are as follows:

a.	The 10 largest aggregate mortgage interests sharing the same property or group of properties as of December 31, 2022 are as follows:

Type (Residential, Commercial, Agricultural)	(In Millions)	Percentage of Total Admitted Assets
Commercial loan	$550	0.5%
Commercial loan	440	0.4%
Commercial loan	434	0.4%
Commercial loan	407	0.3%
Commercial loan	375	0.3%
Commercial loan	360	0.3%
Commercial loan	345	0.3%
Commercial loan	333	0.3%
Commercial loan	332	0.3%
Commercial loan	332	0.3%

10.	The amounts and percentages of Total Admitted Assets held in the following categories of mortgage loans as of December 31, 2022 are as follows:

	(In Millions)	Percentage of Total Admitted Assets
Construction loans	$3,208	2.7%
Mortgage loans over 90 days past due	15	0.0%
Restructured mortgage loans	19	0.0%

11.	The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2022 are as follows:

	(In Millions)	Percentage of Total Admitted Assets	(In Millions)	Percentage of Total Admitted Assets	(In Millions)	Percentage of Total Admitted Assets
	Residential:		Commercial:		Agricultural:
Above 95%			$72	0.1%
91% to 95%
81% to 90%
71% to 80%			508	0.4%	$1	0.0%
Below 70%	$236	0.2%	17,217	14.3%	995	0.8%

12.	Assets held in real estate are less than 2.5% of Total Admitted Assets as of December 31, 2022.

13.	Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets as of December 31, 2022.

14.	The amounts and percentages of Total Admitted Assets subject to the following types of agreements as of December 31, 2022 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2022	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Securities lending agreements	$3,828	3.2%	$3,909	$3,522	$3,666

15.	The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2022, are as follows ($ In Millions):

	December 31, 2022	Percentage of Total Admitted Assets	December 31, 2022	Percentage of Total Admitted Assets
	Owned:		Written:
Hedging	$878	0.7%

16.	The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards as of December 31, 2022 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2022	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$351	0.3%	$301	$377	$370

17.	The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts as of December 31, 2022 and each of the preceding three quarters are as follows ($ In Millions):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2022	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$247	0.2%	$78	$110	$164

Pacific Life Insurance Company

S U P P L E M E N T A L  S C H E D U L E  O F  R E I N S U R A N C E  D I S C L O S U R E S
D E C E M B E R 3 1 , 2 0 2 2

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791.

2.	The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

3.	The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.	Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.	The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R.

5.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2022 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.	The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2022 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.